UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus, Esq.	Stephen H. Bier, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	1095 Avenue of the Americas
New York, New York 10282	New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2023

Fundamental Equity Growth Funds
Concentrated Growth
Flexible Cap
Large Cap Core
Mid Cap Growth
Small Cap Growth
Small/Mid Cap Growth
Strategic Growth
Technology Opportunities
U.S. Equity ESG

Goldman Sachs Fundamental Equity Growth Funds

∎	CONCENTRATED GROWTH

∎	FLEXIBLE CAP

∎	LARGE CAP CORE

∎	MID CAP GROWTH

∎	SMALL CAP GROWTH

∎	SMALL/MID CAP GROWTH

∎	STRATEGIC GROWTH

∎	TECHNOLOGY OPPORTUNITIES

∎	U.S. EQUITY ESG

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Fundamental Equity Growth Funds

The following are highlights both of key factors affecting the U.S. equity market and of any key changes made to the Goldman Sachs Fundamental Equity Growth Funds (the “Funds”) during the six months ended February 28, 2023 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmark during the Reporting Period. A fuller review will appear in the Funds’ annual shareholder report covering the 12 months ended August 31, 2023.

Market and Economic Review

•

Overall, U.S. equities rose during the Reporting Period. The Standard & Poor’s 500® Index (the “S&P 500 Index”) ended the Reporting Period with a return of 1.26%. The Russell 3000® Index generated a return of 1.51%.

•

The market posted muted returns during the Reporting Period amid a backdrop of ongoing Federal Reserve (“Fed”) interest rate hikes to combat inflation, persistent recession worries, supply-chain disruptions, geopolitical tensions given the Russia/Ukraine war, and elevated concerns around China’s zero-COVID policy.

•

As the Reporting Period began in September 2022, the S&P 500 Index decreased primarily based on the noticeable tightening of financial conditions guided by expectations for a more aggressive global interest rate hiking cycle. Indeed, the Fed increased its “raise and hold” messaging as the end of September approached, a policy that received support on the back of higher than consensus expected August core inflation data and a still-tight labor market that showed only moderate signs of cooling off.

•	During the fourth quarter of 2022, the S&P 500 Index solidly increased, breaking its streak of three consecutive quarterly losses, attributable primarily to gains in October and November.

•

Investors continued to witness a variety of contradictory macroeconomic developments, highlighted by a noticeably hawkish Fed, consumer resilience, and economic data supporting the themes of slowing economic growth. (Hawkish tends to suggest higher interest rates; opposite of dovish.)

•

There was a dovish tilt surrounding consensus expectations for a reduction in the pace of monetary policy tightening, which was realized when the Fed announced a 50 basis point interest rate hike in December, following four successive 75 basis point increases.

•	Positive inflation developments further supported market aspirations for a peak in the Fed tightening cycle, with October and November inflation data coming in lower than anticipated by most.

•	Despite the smaller interest rate hike, the Fed maintained its hawkish tone with its relentless higher-for-longer messaging that continued to be a headwind for the U.S. equities market.

•

Although the third quarter 2022 corporate earnings season provided disappointing results, companies emphasized a strong demand environment even against a backdrop of heightened macroeconomic uncertainty. Companies also focused on cost-cutting measures, as headlines of layoffs remained in the spotlight, especially within the information technology sector.

•

On the geopolitical front, the most constructive takeaways came from China’s zero-COVID pivot and pro-growth focus as well as Europe’s warmer than anticipated weather that helped settle concerns about an energy crisis there.

•

The S&P 500 Index rose in January 2023, rebounding from December 2022’s losses, gaining on a combination of heightened optimism around disinflationary signals, a cooling job market, positive reports about China’s economic reopening, better than consensus forecasted economic circumstances in Europe, improvements in supply-chain conditions and elevated hopes for the termination of the Fed’s tightening cycle. Collectively, these themes provided a strong case for the Fed’s soft landing scenario and the avoidance of a deep recession resulting from interest rate hikes. (A soft landing, in economics, is a cyclical downturn that avoids recession. It typically describes attempts by central banks to raise interest rates just enough to stop an economy from overheating and experiencing high inflation, without causing a significant increase in unemployment, or a hard landing.)

•	However, the S&P 500 Index then fell again in February 2023, giving back a portion of the prior month’s gains.

•

U.S. equities depreciated as the market’s modified Fed interest rate hike expectations and resilient economic data prompted a reduction in the progress of disinflation and heightened traction around several bearish themes. (Bearish refers to an expected downward movement in the prices of securities.)

1

MARKET REVIEW

•

Early in February, the Fed raised the targeted federal funds rate by another 25 basis points as expected, and its accompanying statement seemed dovish. (A basis point is 1/100th of a percentage point.) Still, Fed Chair Powell’s subsequent statement that further rate hikes will be necessary if economic data continues to come in stronger than expected shifted the Fed narrative more hawkish.

•

During the Reporting Period overall, value stocks meaningfully outperformed growth stocks within the large-cap and small-cap segments of the U.S. equity market, though growth stocks outpaced value stocks within the mid-cap segment.

•

The best performing sectors within the S&P 500 Index during the Reporting Period were materials, industrials, energy and financials, while the weakest performing sectors were utilities, consumer discretionary, real estate and communication services.

Fund Changes and Highlights

No material changes were made to the Funds during the Reporting Period.

Goldman Sachs Concentrated Growth Fund

•	The Fund posted negative absolute returns but outperformed its benchmark, the Russell 1000® Growth Index, during the Reporting Period.

•

Stock selection overall contributed positively to the Fund’s performance during the Reporting Period, especially in the consumer discretionary sector. Effective stock selection and having an overweighted allocation to the health care sector, which significantly outperformed the Russell 1000® Growth Index during the Reporting Period, also boosted relative results. Only partially offsetting these positive contributors was stock selection in the information technology sector, which detracted.

•

Among individual holdings, overweight positions in semiconductor company NVIDIA, discount apparel and home accessories retailer Ross Stores and auto parts technology supplier Aptiv contributed most positively. Those individual holdings that detracted most included overweight positions in financial operations-focused cloud-based software provider BILL Holdings, communications and broadcast tower real estate investment trust American Tower and Australia-based software company Atlassian (Class A).

Goldman Sachs Flexible Cap Fund

•	The Fund posted positive absolute returns that outperformed its benchmark, the S&P 500 Index, during the Reporting Period.

•

Stock selection overall contributed positively to the Fund’s performance during the Reporting Period, especially in the financials, consumer discretionary and industrials sectors. Only partially offsetting these positive contributors was stock selection in the energy sector, which detracted.

•

Among individual holdings, overweight positions in steel producer and metals recycler Steel Dynamics and semiconductor company NVIDIA and an underweight position in e-commerce retailing behemoth Amazon.com contributed most positively. Those individual holdings that detracted most included underweight positions in Facebook parent company Meta Platforms (Class A) and pharmaceuticals company Merck & Co. and an overweight position in financial technology solutions provider Fidelity National Information Services.

Goldman Sachs Large Cap Core Fund

•	The Fund posted positive absolute returns that outperformed its benchmark, the Russell 1000® Index, during the Reporting Period.

•

Stock selection overall contributed positively to the Fund’s performance during the Reporting Period, especially in the industrials and consumer discretionary sectors. Sector allocation decisions as a whole also added value, albeit more modestly. Only partially offsetting these positive contributors was stock selection in the information technology sector, which detracted.

•

Among individual holdings, an underweight position in electric vehicle maker Tesla and overweight positions in industrial automation and digital transformation solutions provider Rockwell Automation and mining company Freeport-McMoRan

2

MARKET REVIEW

contributed most positively. Those individual holdings that detracted most included overweight positions in pharmacy healthcare solutions provider CVS Health, full-service bank and wealth management services company First Republic Bank and flavor products manufacturer McCormick & Company.

Goldman Sachs Strategic Growth Fund

•	The Fund posted negative absolute returns that underperformed its benchmark, the Russell 1000® Growth Index, during the Reporting Period.

•

Stock selection overall detracted from the Fund’s performance during the Reporting Period, especially in the information technology and communication services sectors. Having an underweighted allocation to the industrials sector, which outperformed the Russell 1000® Growth Index during the Reporting Period, also hurt. These detractors were only partially offset by stock selection in the materials and consumer staples sectors, which buoyed relative results. Having no exposure to the energy sector, which underperformed the Russell 1000® Growth Index during the Reporting Period, also helped.

•

Among individual holdings, overweight positions in financial operations-focused cloud-based software provider BILL Holdings, Australia-based software company Atlassian (Class A) and e-commerce retailing behemoth Amazon.com detracted most. Those individual holdings that contributed most positively included overweight positions in semiconductor company NVIDIA, discount apparel and home accessories retailer Ross Stores and shipping carrier Old Dominion Freight Line.

Goldman Sachs Technology Opportunities Fund

•	The Fund posted negative absolute returns that underperformed its benchmark, the NASDAQ Composite Total Return Index, during the Reporting Period.

•

Stock selection overall detracted from the Fund’s performance during the Reporting Period, especially in the communication services sector. This was only partially offset by sector allocation decisions as a whole, which contributed positively, albeit modestly. Having an overweighted allocation to information technology and an underweighted allocation to consumer discretionary, each as relative to the NASDAQ Composite Total Return Index, buoyed results most.

•

Among individual holdings, overweight positions in Facebook parent company Meta Platforms (Class A), Australia-based software company Atlassian (Class A) and communications and broadcast tower real estate investment trust American Tower detracted most. We sold the Fund’s position in Meta Platforms (Class A) by the end of the Reporting Period. Those individual holdings that contributed most positively included overweight positions in semiconductor company NVIDIA, semiconductor manufacturing equipment producer ASML Holding and online e-commerce platform operator for the Latin American markets MercadoLibre.

Goldman Sachs U.S. Equity ESG Fund

•	The Fund posted positive absolute returns and outperformed its benchmark, the S&P 500 Index, during the Reporting Period.

•

Stock selection overall contributed positively to the Fund’s performance during the Reporting Period, especially in the consumer discretionary, industrials and financials sectors. Having an overweighted allocation to the industrials sector, which outperformed the S&P 500 Index during the Reporting Period, also helped. Only partially offsetting these positive contributors was stock selection in the information technology and real estate sectors, which detracted. Having an overweighted allocation to the utilities sector, which underperformed the S&P 500 Index during the Reporting Period, also hurt.

•

Among individual holdings, overweight positions in industrial conglomerate General Electric, diversified financials institution JPMorgan Chase and power management company Eaton contributed most positively. Those individual holdings that detracted most included overweight positions in communications and broadcast tower real estate investment trust American Tower, electric power and energy infrastructure company NextEra Energy and semiconductor manufacturer Wolfspeed.

3

FUND BASICS

Concentrated Growth Fund

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[1]	Russell 1000® Growth Index[2]
Class A	-0.22%	-1.24%
Class C	-0.61	-1.24
Institutional	-0.09	-1.24
Investor	-0.15	-1.24
Class R6	-0.08	-1.24
Class R	-0.37	-1.24
Class P	-0.09	-1.24

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2023[3]

Holding	% of Net Assets	Line of Business

Apple, Inc.	10.5%	Technology Hardware, Storage & Peripherals
Microsoft Corp.	10.2	Software
NVIDIA Corp.	5.7	Semiconductors & Semiconductor Equipment
Amazon.com, Inc.	4.9	Internet & Direct Marketing Retail
Mastercard, Inc., Class A	3.9	IT Services
Eli Lilly & Co.	2.9	Pharmaceuticals
Boston Scientific Corp.	2.8	Health Care Equipment & Supplies
NIKE, Inc., Class B	2.7	Textiles, Apparel & Luxury Goods
Alphabet, Inc., Class A	2.6	Interactive Media & Services
Sherwin-Williams Co. (The)	2.6	Chemicals
[3]	The top 10 holdings may not be representative of the Fund’s future investments.

4

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2023

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

Flexible Cap Fund

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[1]	S&P 500® Index[2]
Class A	3.17%	1.26%
Class C	2.82	1.26
Institutional	3.33	1.26
Investor	3.29	1.26
Class R6	3.41	1.26
Class R	3.12	1.26
Class P	3.40	1.26

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The S&P 500® Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2023[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	6.0%	Software
Apple, Inc.	6.0	Technology Hardware, Storage & Peripherals
Alphabet, Inc., Class A	2.1	Interactive Media & Services
Amazon.com, Inc.	1.9	Internet & Direct Marketing Retail
Exxon Mobil Corp.	1.8	Oil, Gas & Consumable Fuels
JPMorgan Chase & Co.	1.8	Banks
Visa, Inc., Class A	1.6	IT Services
NVIDIA Corp.	1.5	Semiconductors & Semiconductor Equipment
Alphabet, Inc., Class C	1.5	Interactive Media & Services
Bank of America Corp.	1.2	Banks

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

6

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2023

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

7

FUND BASICS

Large Cap Core Fund

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[1]	Russell 1000® Index[2]
Class A	2.77%	1.37%
Class C	2.39	1.37
Institutional	2.95	1.37
Service	2.72	1.37
Investor	2.88	1.37
Class R6	2.93	1.37
Class R	2.60	1.37
Class P	2.97	1.37

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Russell 1000 Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2023[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	5.8%	Software
Apple, Inc.	5.4	Technology Hardware, Storage & Peripherals
Amazon.com, Inc.	2.5	Internet & Direct Marketing Retail
JPMorgan Chase & Co.	2.2	Banks
NVIDIA Corp.	1.6	Semiconductors & Semiconductor Equipment
Alphabet, Inc., Class A	1.6	Interactive Media & Services
Exxon Mobil Corp.	1.5	Oil, Gas & Consumable Fuels
UnitedHealth Group, Inc.	1.4	Health Care Providers & Services
Linde PLC	1.4	Chemicals
CVS Health Corp.	1.4	Health Care Providers & Services

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

8

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2023

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

9

FUND BASICS

Mid Cap Growth Fund

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[1]	Russell Midcap® Growth Index[2]
Class A	3.29%	5.31%
Class C	2.98	5.31
Institutional	3.48	5.31
Service	3.23	5.31
Investor	3.46	5.31
Class R6	3.53	5.31
Class R	3.24	5.31
Class P	3.53	5.31

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell Midcap® Growth Index is an unmanaged market capitalization weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2023[3]

Holding	% of Net Assets	Line of Business

Cadence Design Systems, Inc.	3.2%	Software
Rockwell Automation, Inc.	2.8	Electrical Equipment
Dexcom, Inc.	2.8	Health Care Equipment & Supplies
Lululemon Athletica, Inc.	2.3	Textiles, Apparel & Luxury Goods
Insulet Corp.	2.3	Health Care Equipment & Supplies
Keysight Technologies, Inc.	2.2	Electronic Equipment, Instruments & Components
Trane Technologies PLC	2.2	Building Products
Expedia Group, Inc.	2.0	Hotels, Restaurants & Leisure
Veeva Systems, Inc., Class A	2.0	Health Care Technology
West Pharmaceutical Services, Inc.	2.0	Life Sciences Tools & Services

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

10

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2023

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

11

FUND BASICS

Small Cap Growth Fund

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[1]	Russell 2000® Growth Index[2]
Class A	3.05%	3.06%
Class C	2.65	3.06
Institutional	3.19	3.06
Investor	3.20	3.06
Class R6	3.19	3.06
Class R	2.98	3.06
Class P	3.28	3.06

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000® Growth Index (with dividends reinvested) is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2023[3]

Holding	% of Net Assets	Line of Business

AAON, Inc.	2.4%	Building Products
Federal Signal Corp.	2.0	Machinery
Moog, Inc., Class A	1.9	Aerospace & Defense
elf Beauty, Inc.	1.8	Personal Products
Badger Meter, Inc.	1.8	Electronic Equipment, Instruments & Components
Core & Main, Inc., Class A	1.7	Trading Companies & Distributors
Watts Water Technologies, Inc., Class A	1.7	Machinery
Ashland, Inc.	1.7	Chemicals
Wingstop, Inc.	1.6	Hotels, Restaurants & Leisure
RBC Bearings, Inc.	1.6	Machinery

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

12

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2023

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

13

FUND BASICS

Small/Mid Cap Growth Fund

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[1]	Russell 2500® Growth Index[2]
Class A	3.17%	3.61%
Class C	2.84	3.61
Institutional	3.35	3.61
Service	3.12	3.61
Investor	3.29	3.61
Class R6	3.35	3.61
Class R	3.06	3.61
Class P	3.35	3.61

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2500® Growth Index is an unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. The Russell 2500® Growth Index is constructed to provide a comprehensive and unbiased barometer of the small- to mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate small- to mid-cap growth manager’s opportunity set. The Russell 2500® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2023[3]

Holding	% of Net Assets	Line of Business

Five Below, Inc.	2.2%	Specialty Retail
Lattice Semiconductor Corp.	2.1	Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	2.0	Semiconductors & Semiconductor Equipment
Ashland, Inc.	2.0	Chemicals
Core & Main, Inc., Class A	1.8	Trading Companies & Distributors
Deckers Outdoor Corp.	1.8	Textiles, Apparel & Luxury Goods
BJ’s Wholesale Club Holdings, Inc.	1.8	Food & Staples Retailing
Planet Fitness, Inc., Class A	1.7	Hotels, Restaurants & Leisure
RBC Bearings, Inc.	1.7	Machinery
RPM International, Inc.	1.6	Chemicals
[3]	The top 10 holdings may not be representative of the Fund’s future investments.

14

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2023

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

15

FUND BASICS

Strategic Growth Fund

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[1]	Russell 1000® Growth Index[2]
Class A	-2.17%	-1.24%
Class C	-2.49	-1.24
Institutional	-1.99	-1.24
Service	-2.25	-1.24
Investor	-2.00	-1.24
Class R6	-1.99	-1.24
Class R	-2.34	-1.24
Class P	-2.00	-1.24

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2023[3]

Holding	% of Net Assets	Line of Business

Apple, Inc.	10.9%	Technology Hardware, Storage & Peripherals
Microsoft Corp.	10.7	Software
Amazon.com, Inc.	5.3	Internet & Direct Marketing Retail
NVIDIA Corp.	4.7	Semiconductors & Semiconductor Equipment
Mastercard, Inc., Class A	3.1	IT Services
Alphabet, Inc., Class A	3.1	Interactive Media & Services
Tesla, Inc.	2.6	Automobiles
Alphabet, Inc., Class C	2.4	Interactive Media & Services
Salesforce, Inc.	2.1	Software
Eli Lilly & Co.	2.0	Pharmaceuticals

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

16

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2023

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

17

FUND BASICS

Technology Opportunities Fund

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[1]	NASDAQ Composite Total Return Index[2]
Class A	-5.31%	-2.61%
Class C	-5.67	-2.61
Institutional	-5.21	-2.61
Service	-5.44	-2.61
Investor	-5.21	-2.61
Class R6	-5.17	-2.61

Class P	-5.21	-2.61

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The NASDAQ Composite Index includes all domestic and international based common type stocks listed on The NASDAQ Stock Market. The NASDAQ Composite Index is a broad based Index. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2023[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	9.4%	Software
Alphabet, Inc., Class C	7.8	Interactive Media & Services
Amazon.com, Inc.	7.1	Internet & Direct Marketing Retail
NVIDIA Corp.	4.7	Semiconductors & Semiconductor Equipment
Apple, Inc.	4.5	Technology Hardware, Storage & Peripherals
Visa, Inc., Class A	3.7	IT Services
Palo Alto Networks, Inc.	3.5	Software
KLA Corp.	3.5	Semiconductors & Semiconductor Equipment
Salesforce, Inc.	3.3	Software
Marvell Technology, Inc.	3.2	Semiconductors & Semiconductor Equipment

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

18

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2023

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

19

FUND BASICS

U.S. Equity ESG Fund

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[1]	S&P 500® Index[2]
Class A	4.71%	1.26%
Class C	4.34	1.26
Institutional	4.87	1.26
Investor	4.85	1.26
Class R6	4.90	1.26
Class R	4.56	1.26
Class P	4.91	1.26

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The S&P 500® Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/2023[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	7.1%	Software
Apple, Inc.	5.9	Technology Hardware, Storage & Peripherals
JPMorgan Chase & Co.	3.8	Banks
Alphabet, Inc., Class A	3.4	Interactive Media & Services
Linde PLC	3.1	Chemicals
Procter & Gamble Co. (The)	3.1	Household Products
Eli Lilly & Co.	2.8	Pharmaceuticals
NVIDIA Corp.	2.7	Semiconductors & Semiconductor Equipment
NextEra Energy, Inc.	2.6	Electric Utilities
Morgan Stanley	2.6	Capital Markets
[3]	The top 10 holdings may not be representative of the Fund’s future investments.

20

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 28, 2023

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives and securities lending reinvestment vehicle, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

21

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Auto Components – 2.3%
24,746	Aptiv PLC*	$2,877,465

Biotechnology – 5.6%
3,812	Argenx SE ADR (Netherlands)*	1,395,268
19,830	BioMarin Pharmaceutical, Inc.*	1,974,870
12,879	Sarepta Therapeutics, Inc.*	1,572,913
11,238	Seagen, Inc.*	2,019,356

		6,962,407

Chemicals – 4.7%
7,729	Linde PLC (United Kingdom)	2,692,552
14,555	Sherwin-Williams Co. (The)	3,221,749

		5,914,301

Commercial Services & Supplies – 1.4%
13,546	Waste Connections, Inc.	1,814,080

Electrical Equipment – 1.3%
5,669	Rockwell Automation, Inc.	1,671,958

Equity Real Estate Investment Trusts (REITs) – 2.1%
12,980	American Tower Corp. REIT	2,570,170

Food Products – 2.3%
39,028	McCormick & Co., Inc.	2,900,561

Health Care Equipment & Supplies – 5.7%
74,966	Boston Scientific Corp.*	3,502,412
6,552	Insulet Corp.*	1,810,711
8,114	Intuitive Surgical, Inc.*	1,861,270

		7,174,393

Health Care Providers & Services – 1.3%
3,209	Humana, Inc.	1,588,519

Hotels, Restaurants & Leisure – 2.1%
9,992	McDonald’s Corp.	2,636,989

Household Products – 1.9%
17,523	Procter & Gamble Co. (The)	2,410,464

Interactive Media & Services – 5.6%
35,918	Alphabet, Inc., Class A*	3,234,775
27,157	Alphabet, Inc., Class C*	2,452,277
131,294	Snap, Inc., Class A*	1,332,634

		7,019,686

Internet & Direct Marketing Retail – 6.0%
64,714	Amazon.com, Inc.*	6,098,000
12,120	Etsy, Inc.*	1,471,489

		7,569,489

IT Services – 8.5%
10,945	Accenture PLC, Class A	2,906,445
13,732	Mastercard, Inc., Class A	4,878,842
19,816	PayPal Holdings, Inc.*	1,458,458
9,572	Snowflake, Inc., Class A*	1,477,725

		10,721,470

Common Stocks – (continued)
Pharmaceuticals – 4.5%
31,635	AstraZeneca PLC ADR (United Kingdom)	2,061,969
11,536	Eli Lilly & Co.	3,590,234

		5,652,203

Professional Services – 1.3%
22,563	CoStar Group, Inc.*	1,594,302

Road & Rail – 1.8%
6,685	Old Dominion Freight Line, Inc.	2,267,953

Semiconductors & Semiconductor Equipment – 9.7%
6,055	KLA Corp.	2,297,146
59,675	Marvell Technology, Inc.	2,694,326
30,757	NVIDIA Corp.	7,140,545

		12,132,017

Software – 13.2%
6,970	Atlassian Corp., Class A*	1,145,380
51,462	Microsoft Corp.	12,835,652
16,113	Salesforce, Inc.*	2,636,248

		16,617,280

Specialty Retail – 3.1%
4,402	RH*	1,316,330
23,253	Ross Stores, Inc.	2,570,387

		3,886,717

Technology Hardware, Storage & Peripherals – 10.5%
89,279	Apple, Inc.	13,160,617

Textiles, Apparel & Luxury Goods – 4.3%
6,426	Lululemon Athletica, Inc.*	1,986,919
28,581	NIKE, Inc., Class B	3,395,137

		5,382,056

TOTAL COMMON STOCKS
(Cost $78,714,399)		$124,525,097

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
540,082	4.475%	$540,082
(Cost $540,082)

TOTAL INVESTMENTS – 99.6%
(Cost $79,254,481)		$125,065,179

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		471,260

NET ASSETS – 100.0%		$125,536,439

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Aerospace & Defense – 1.5%
1,913	Boeing Co. (The)*	$385,565
1,279	L3Harris Technologies, Inc.	270,112

		655,677

Auto Components – 0.6%
2,286	Aptiv PLC*	265,816

Automobiles – 1.0%
1,965	Tesla, Inc.*	404,220

Banks – 4.8%
15,065	Bank of America Corp.	516,730
4,758	Citizens Financial Group, Inc.	198,694
3,080	East West Bancorp, Inc.	234,727
5,262	JPMorgan Chase & Co.	754,308
987	M&T Bank Corp.	153,271
2,393	Pinnacle Financial Partners, Inc.	177,297

		2,035,027

Beverages – 1.3%
1,327	Coca-Cola Co. (The)	78,970
4,077	Coca-Cola Europacific Partners PLC (United Kingdom)	224,235
1,158	Constellation Brands, Inc., Class A	259,044

		562,249

Biotechnology – 2.6%
573	AbbVie, Inc.	88,185
872	Biogen, Inc.*	235,318
2,188	BioMarin Pharmaceutical, Inc.*	217,903
4,513	Gilead Sciences, Inc.	363,432
1,961	Neurocrine Biosciences, Inc.*	202,179

		1,107,017

Building Products – 0.9%
2,120	Allegion PLC	238,945
847	Trane Technologies PLC	156,670

		395,615

Capital Markets – 2.3%
861	Ameriprise Financial, Inc.	295,211
3,902	Morgan Stanley	376,543
538	MSCI, Inc.	280,917

		952,671

Chemicals – 1.6%
1,266	Linde PLC (United Kingdom)	441,036
1,113	Sherwin-Williams Co. (The)	246,363

		687,399

Communications Equipment – 1.1%
9,934	Cisco Systems, Inc.	481,004

Consumer Finance – 1.5%
2,107	American Express Co.	366,597
2,384	Discover Financial Services	267,008

		633,605

Common Stocks – (continued)
Containers & Packaging – 0.5%
1,221	Avery Dennison Corp.	222,454

Diversified Financial Services – 1.0%
1,367	Berkshire Hathaway, Inc., Class B*	417,181

Electric Utilities – 1.5%
5,412	NextEra Energy, Inc.	384,414
3,678	Xcel Energy, Inc.	237,489

		621,903

Electrical Equipment – 1.1%
1,205	Eaton Corp. PLC	210,790
931	Rockwell Automation, Inc.	274,580

		485,370

Entertainment – 1.7%
1,866	Electronic Arts, Inc.	207,014
2,941	Live Nation Entertainment, Inc.*	211,929
412	Walt Disney Co. (The)*	41,039
17,586	Warner Bros Discovery, Inc.*	274,693

		734,675

Equity Real Estate Investment Trusts (REITs) – 3.4%
1,302	AvalonBay Communities, Inc. REIT	224,621
4,751	CubeSmart REIT	223,249
3,246	Equity LifeStyle Properties, Inc. REIT	222,383
906	Public Storage REIT	270,849
3,393	Regency Centers Corp. REIT	213,420
5,627	Ventas, Inc. REIT	273,754

		1,428,276

Food & Staples Retailing – 1.6%
3,545	Performance Food Group Co.*	200,612
3,203	Walmart, Inc.	455,242

		655,854

Food Products – 1.4%
422	Lamb Weston Holdings, Inc.	42,470
3,239	McCormick & Co., Inc.	240,723
4,958	Mondelez International, Inc., Class A	323,162

		606,355

Health Care Equipment & Supplies – 1.0%
596	Intuitive Surgical, Inc.*	136,716
2,162	Zimmer Biomet Holdings, Inc.	267,807

		404,523

Health Care Providers & Services – 3.5%
1,496	AmerisourceBergen Corp.	232,718
3,785	Centene Corp.*	258,894
4,234	CVS Health Corp.	353,708
544	Humana, Inc.	269,291
745	UnitedHealth Group, Inc.	354,575

		1,469,186

Hotels, Restaurants & Leisure – 3.0%
275	Domino’s Pizza, Inc.	80,853

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
2,236	Expedia Group, Inc.*	$243,657
1,741	McDonald’s Corp.	459,467
3,234	Wyndham Hotels & Resorts, Inc.	249,083
2,028	Yum! Brands, Inc.	257,880

		1,290,940

Household Durables – 0.6%
2,713	Lennar Corp., Class A	262,456

Household Products – 1.4%
1,421	Church & Dwight Co., Inc.	119,051
3,692	Colgate-Palmolive Co.	270,624
1,362	Procter & Gamble Co. (The)	187,357

		577,032

Industrial Conglomerates – 0.8%
3,821	General Electric Co.	323,677

Insurance – 2.8%
1,926	Allstate Corp. (The)	248,030
1,471	Chubb Ltd.	310,411
1,877	Globe Life, Inc.	228,412
1,022	Marsh & McLennan Cos., Inc.	165,707
2,773	Principal Financial Group, Inc.	248,350

		1,200,910

Interactive Media & Services – 4.2%
9,925	Alphabet, Inc., Class A*	893,846
6,781	Alphabet, Inc., Class C*	612,324
1,659	Meta Platforms, Inc., Class A*	290,225

		1,796,395

Internet & Direct Marketing Retail – 1.9%
8,381	Amazon.com, Inc.*	789,742

IT Services – 4.7%
1,528	Accenture PLC, Class A	405,760
3,985	Fidelity National Information Services, Inc.	252,530
1,265	Jack Henry & Associates, Inc.	207,764
389	Mastercard, Inc., Class A	138,208
4,235	PayPal Holdings, Inc.*	311,696
3,046	Visa, Inc., Class A	669,937

		1,985,895

Life Sciences Tools & Services – 2.6%
9,405	Avantor, Inc.*	229,200
1,581	Danaher Corp.	391,345
175	Mettler-Toledo International, Inc.*	250,899
742	Waters Corp.*	230,680

		1,102,124

Machinery – 2.9%
1,041	Caterpillar, Inc.	249,371
998	Cummins, Inc.	242,594
3,528	Fortive Corp.	235,176
1,136	Illinois Tool Works, Inc.	264,870
2,467	ITT, Inc.	224,226

		1,216,237

Common Stocks – (continued)
Media – 1.0%
5,365	Comcast Corp., Class A	199,417
6,206	Interpublic Group of Cos., Inc. (The)	220,561

		419,978

Metals & Mining – 1.5%
7,591	Freeport-McMoRan, Inc.	311,003
2,682	Steel Dynamics, Inc.	338,227

		649,230

Multiline Retail – 0.7%
1,821	Target Corp.	306,839

Multi-Utilities – 1.1%
2,806	Ameren Corp.	232,084
2,624	WEC Energy Group, Inc.	232,644

		464,728

Oil, Gas & Consumable Fuels – 5.1%
1,995	Chesapeake Energy Corp.	161,216
954	Chevron Corp.	153,375
3,175	ConocoPhillips	328,136
3,870	Devon Energy Corp.	208,670
2,461	EOG Resources, Inc.	278,142
7,080	Exxon Mobil Corp.	778,163
9,643	Marathon Oil Corp.	242,522

		2,150,224

Pharmaceuticals – 3.5%
3,351	AstraZeneca PLC ADR (United Kingdom)	218,418
5,521	Bristol-Myers Squibb Co.	380,728
1,642	Eli Lilly & Co.	511,023
1,797	Johnson & Johnson	275,408
843	Merck & Co., Inc.	89,561

		1,475,138

Professional Services – 1.0%
2,140	Booz Allen Hamilton Holding Corp.	202,722
1,377	Verisk Analytics, Inc.	235,619

		438,341

Road & Rail – 1.2%
834	Old Dominion Freight Line, Inc.	282,943
861	Saia, Inc.*	233,219

		516,162

Semiconductors & Semiconductor Equipment – 4.2%
759	KLA Corp.	287,949
4,817	Marvell Technology, Inc.	217,487
1,383	MKS Instruments, Inc.	134,054
2,710	NVIDIA Corp.	629,154
3,780	ON Semiconductor Corp.*	292,610
1,355	Texas Instruments, Inc.	232,315

		1,793,569

Software – 9.5%
538	Adobe, Inc.*	174,285
1,658	Cadence Design Systems, Inc.*	319,895

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
5,780	Dynatrace, Inc.*	$245,823
10,240	Microsoft Corp.	2,554,061
1,322	Palo Alto Networks, Inc.*	249,025
2,587	Salesforce, Inc.*	423,259
108	ServiceNow, Inc.*	46,674

		4,013,022

Specialty Retail – 1.4%
468	Home Depot, Inc. (The)	138,781
1,557	Ross Stores, Inc.	172,111
503	Ulta Beauty, Inc.*	260,956

		571,848

Technology Hardware, Storage & Peripherals – 6.9%
17,159	Apple, Inc.	2,529,408
4,997	Dell Technologies, Inc., Class C	203,078
3,096	NetApp, Inc.	199,847

		2,932,333

Textiles, Apparel & Luxury Goods – 0.5%
4,052	Capri Holdings Ltd.*	200,858

TOTAL COMMON STOCKS
(Cost $33,859,883)		$41,703,755

Exchange-Traded Fund – 0.8%
801	SPDR S&P 500 ETF Trust
(Cost $318,509)		$317,404

Shares	Dividend Rate	Value

Investment Company – 1.8%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
756,424	4.475%	$756,424
(Cost $756,424)

TOTAL INVESTMENTS – 101.0%
(Cost $34,934,816)		$42,777,583

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(413,877)

NET ASSETS – 100.0%		$42,363,706

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.3%
Aerospace & Defense – 1.4%
21,940	Boeing Co. (The)*	$4,422,007
19,681	L3Harris Technologies, Inc.	4,156,430
6,100	Northrop Grumman Corp.	2,831,071
4,311	TransDigm Group, Inc.	3,206,824

		14,616,332

Air Freight & Logistics – 0.4%
23,535	United Parcel Service, Inc., Class B	4,294,902

Airlines – 0.1%
25,286	United Airlines Holdings, Inc.*	1,313,861

Auto Components – 0.5%
49,665	Aptiv PLC*	5,775,046

Automobiles – 1.6%
260,786	General Motors Co.	10,102,850
32,202	Tesla, Inc.*	6,624,273

		16,727,123

Banks – 3.9%
319,663	Bank of America Corp.	10,964,441
44,326	First Republic Bank	5,452,541
161,970	JPMorgan Chase & Co.	23,218,400
15,799	PNC Financial Services Group, Inc. (The)	2,494,978

		42,130,360

Beverages – 1.3%
53,086	Coca-Cola Europacific Partners PLC (United Kingdom)	2,919,730
26,053	Constellation Brands, Inc., Class A	5,828,056
49,224	Monster Beverage Corp.*	5,009,034

		13,756,820

Biotechnology – 2.1%
10,899	Alnylam Pharmaceuticals, Inc.*	2,086,614
3,812	Argenx SE ADR (Netherlands)*	1,395,268
10,438	Biogen, Inc.*	2,816,799
23,280	BioMarin Pharmaceutical, Inc.*	2,318,455
100,291	Gilead Sciences, Inc.	8,076,434
15,578	Neurocrine Biosciences, Inc.*	1,606,092
15,629	Sarepta Therapeutics, Inc.*	1,908,770
10,902	Seagen, Inc.*	1,958,980

		22,167,412

Building Products – 0.7%
39,114	Trane Technologies PLC	7,234,917

Capital Markets – 2.8%
5,811	BlackRock, Inc.	4,006,278
47,560	Carlyle Group, Inc. (The)	1,636,064
89,941	Charles Schwab Corp. (The)	7,008,203
93,539	Morgan Stanley	9,026,513
4,565	MSCI, Inc.	2,383,615
15,313	Raymond James Financial, Inc.	1,660,848
10,051	S&P Global, Inc.	3,429,401
12,626	Tradeweb Markets, Inc., Class A	895,057

		30,045,979

Common Stocks – (continued)
Chemicals – 2.8%
5,365	Air Products and Chemicals, Inc.	1,534,283
20,844	Celanese Corp.	2,422,698
42,106	Linde PLC (United Kingdom)	14,668,467
49,910	Sherwin-Williams Co. (The)	11,047,578

		29,673,026

Commercial Services & Supplies – 0.3%
26,320	Waste Connections, Inc.	3,524,774

Communications Equipment – 1.4%
245,677	Cisco Systems, Inc.	11,895,680
10,084	Motorola Solutions, Inc.	2,650,176

		14,545,856

Construction Materials – 1.2%
36,600	Martin Marietta Materials, Inc.	13,171,242

Consumer Finance – 1.1%
67,831	American Express Co.	11,801,916

Containers & Packaging – 0.6%
124,271	Ball Corp.	6,985,273

Diversified Financial Services – 1.0%
37,541	Apollo Global Management, Inc.	2,661,657
26,186	Berkshire Hathaway, Inc., Class B*	7,991,443

		10,653,100

Diversified Telecommunication Services – 0.9%
529,107	AT&T, Inc.	10,005,413

Electric Utilities – 1.3%
160,170	NextEra Energy, Inc.	11,376,875
41,657	Xcel Energy, Inc.	2,689,793

		14,066,668

Electrical Equipment – 2.3%
13,596	AMETEK, Inc.	1,924,650
52,668	Eaton Corp. PLC	9,213,213
44,748	Rockwell Automation, Inc.	13,197,528
34,998	Shoals Technologies Group, Inc., Class A*	858,851

		25,194,242

Electronic Equipment, Instruments & Components – 0.9%
34,102	CDW Corp.	6,902,927
16,316	Keysight Technologies, Inc.*	2,609,907

		9,512,834

Energy Equipment & Services – 0.4%
129,184	Halliburton Co.	4,680,336

Entertainment – 1.0%
14,777	Electronic Arts, Inc.	1,639,360
39,874	Live Nation Entertainment, Inc.*	2,873,320
5,007	Netflix, Inc.*	1,612,905
25,004	Walt Disney Co. (The)*	2,490,649
165,896	Warner Bros Discovery, Inc.*	2,591,296

		11,207,530

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 2.5%
30,081	Alexandria Real Estate Equities, Inc. REIT	$4,505,532
18,853	American Tower Corp. REIT	3,733,083
11,733	AvalonBay Communities, Inc. REIT	2,024,177
47,972	Digital Realty Trust, Inc. REIT	5,000,122
16,738	EastGroup Properties, Inc. REIT	2,732,813
2,981	Equinix, Inc. REIT	2,051,733
32,437	Equity LifeStyle Properties, Inc. REIT	2,222,259
9,297	Public Storage REIT	2,779,338
14,565	Ryman Hospitality Properties, Inc. REIT	1,351,195

		26,400,252

Food Products – 1.7%
146,795	McCormick & Co., Inc.	10,909,804
105,015	Mondelez International, Inc., Class A	6,844,878

		17,754,682

Health Care Equipment & Supplies – 3.6%
211,668	Boston Scientific Corp.*	9,889,129
32,442	Dexcom, Inc.*	3,601,386
31,922	Edwards Lifesciences Corp.*	2,567,806
15,413	GE HealthCare Technologies, Inc.*	1,171,388
11,670	Insulet Corp.*	3,225,121
42,445	Intuitive Surgical, Inc.*	9,736,459
72,316	Zimmer Biomet Holdings, Inc.	8,957,783

		39,149,072

Health Care Providers & Services – 3.7%
13,819	AmerisourceBergen Corp.	2,149,684
29,500	Centene Corp.*	2,017,800
173,326	CVS Health Corp.	14,479,654
12,222	Humana, Inc.	6,050,134
30,967	UnitedHealth Group, Inc.	14,738,434

		39,435,706

Health Care Technology – 0.4%
25,119	Veeva Systems, Inc., Class A*	4,161,214

Hotels, Restaurants & Leisure – 2.2%
21,728	Airbnb, Inc., Class A*	2,678,628
1,464	Chipotle Mexican Grill, Inc.*	2,182,941
18,847	Domino’s Pizza, Inc.	5,541,206
38,949	McDonald’s Corp.	10,279,031
38,670	Wyndham Hotels & Resorts, Inc.	2,978,363

		23,660,169

Household Products – 1.9%
98,444	Colgate-Palmolive Co.	7,215,945
96,070	Procter & Gamble Co. (The)	13,215,389

		20,431,334

Industrial Conglomerates – 0.8%
102,499	General Electric Co.	8,682,690

Insurance – 1.6%
12,167	Allstate Corp. (The)	1,566,866
40,138	Arch Capital Group Ltd.*	2,809,660
15,201	Chubb Ltd.	3,207,715

Common Stocks – (continued)
Insurance – (continued)
20,697	Globe Life, Inc.	2,518,618
897	Markel Corp.*	1,192,885
19,973	Marsh & McLennan Cos., Inc.	3,238,422
15,166	Progressive Corp. (The)	2,176,624

		16,710,790

Interactive Media & Services – 3.9%
190,210	Alphabet, Inc., Class A*	17,130,313
158,712	Alphabet, Inc., Class C*	14,331,693
49,792	Meta Platforms, Inc., Class A*	8,710,613
192,955	Snap, Inc., Class A*	1,958,493

		42,131,112

Internet & Direct Marketing Retail – 2.7%
281,427	Amazon.com, Inc.*	26,518,866
19,345	Etsy, Inc.*	2,348,677

		28,867,543

IT Services – 3.9%
40,197	Accenture PLC, Class A	10,674,313
17,452	Fidelity National Information Services, Inc.	1,105,933
66,168	International Business Machines Corp.	8,555,522
6,019	Mastercard, Inc., Class A	2,138,491
88,714	PayPal Holdings, Inc.*	6,529,350
16,634	Snowflake, Inc., Class A*	2,567,957
47,758	Visa, Inc., Class A	10,503,895

		42,075,461

Life Sciences Tools & Services – 2.1%
35,689	Danaher Corp.	8,834,098
11,730	Illumina, Inc.*	2,336,616
6,781	Waters Corp.*	2,108,145
28,119	West Pharmaceutical Services, Inc.	8,914,567

		22,193,426

Machinery – 2.7%
42,147	Caterpillar, Inc.	10,096,314
53,249	Illinois Tool Works, Inc.	12,415,537
74,287	Stanley Black & Decker, Inc.	6,359,710

		28,871,561

Media – 0.3%
30,841	Comcast Corp., Class A	1,146,360
40,590	Interpublic Group of Cos., Inc. (The)	1,442,569
25,497	New York Times Co. (The), Class A	981,634

		3,570,563

Metals & Mining – 0.4%
56,058	Freeport-McMoRan, Inc.	2,296,696
15,437	Steel Dynamics, Inc.	1,946,760

		4,243,456

Multiline Retail – 1.0%
12,266	Dollar General Corp.	2,653,136
50,001	Target Corp.	8,425,168

		11,078,304

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – 1.0%
48,994	Ameren Corp.	$4,052,294
73,037	CMS Energy Corp.	4,306,992
35,849	Dominion Energy, Inc.	1,993,921

		10,353,207

Oil, Gas & Consumable Fuels – 4.8%
22,812	Cheniere Energy, Inc.	3,589,240
64,994	Chesapeake Energy Corp.	5,252,165
28,530	Chevron Corp.	4,586,768
14,576	ConocoPhillips	1,506,430
27,721	Devon Energy Corp.	1,494,716
13,068	DT Midstream, Inc.	656,014
19,383	EOG Resources, Inc.	2,190,667
149,595	Exxon Mobil Corp.	16,441,986
38,770	Hess Corp.	5,222,319
171,834	Marathon Oil Corp.	4,321,625
14,324	Ovintiv, Inc.	612,638
15,652	Range Resources Corp.	421,665
78,792	Targa Resources Corp.	5,838,487

		52,134,720

Personal Products – 0.3%
11,788	Estee Lauder Cos., Inc. (The), Class A	2,865,073

Pharmaceuticals – 3.8%
54,059	AstraZeneca PLC ADR (United Kingdom)	3,523,566
186,434	Bristol-Myers Squibb Co.	12,856,489
98,983	Catalent, Inc.*	6,752,620
42,997	Eli Lilly & Co.	13,381,526
27,137	Zoetis, Inc.	4,531,879

		41,046,080

Professional Services – 0.1%
7,534	Verisk Analytics, Inc.	1,289,143

Road & Rail – 1.0%
15,702	Norfolk Southern Corp.	3,530,124
12,763	Old Dominion Freight Line, Inc.	4,329,975
89,940	Uber Technologies, Inc.*	2,991,404

		10,851,503

Semiconductors & Semiconductor Equipment – 5.1%
8,393	Enphase Energy, Inc.*	1,766,978
31,305	KLA Corp.	11,876,491
196,628	Marvell Technology, Inc.	8,877,754
46,451	Micron Technology, Inc.	2,685,797
75,971	NVIDIA Corp.	17,637,428
25,391	ON Semiconductor Corp.*	1,965,517
51,611	Texas Instruments, Inc.	8,848,706
16,009	Wolfspeed, Inc.*	1,184,346

		54,843,017

Software – 8.3%
10,821	Adobe, Inc.*	3,505,463
12,635	Atlassian Corp., Class A*	2,076,310
16,567	BILL Holdings, Inc.*	1,402,065

Common Stocks – (continued)
Software – (continued)
36,848	Dynatrace, Inc.*	1,567,145
4,832	HubSpot, Inc.*	1,869,308
251,793	Microsoft Corp.	62,802,210
37,847	Oracle Corp.	3,307,828
16,071	Palo Alto Networks, Inc.*	3,027,294
34,100	Salesforce, Inc.*	5,579,101
6,589	ServiceNow, Inc.*	2,847,568
10,041	Zscaler, Inc.*	1,316,877

		89,301,169

Specialty Retail – 2.2%
3,254	Home Depot, Inc. (The)	964,941
21,490	RH*	6,426,155
87,593	Ross Stores, Inc.	9,682,530
11,677	Tractor Supply Co.	2,723,777
6,419	Ulta Beauty, Inc.*	3,330,177

		23,127,580

Technology Hardware, Storage & Peripherals – 5.4%
395,475	Apple, Inc.	58,296,970

Textiles, Apparel & Luxury Goods – 0.9%
37,141	Capri Holdings Ltd.*	1,841,080
10,170	Lululemon Athletica, Inc.*	3,144,564
40,051	NIKE, Inc., Class B	4,757,658

		9,743,302

TOTAL COMMON STOCKS
(Cost $746,425,999)		$1,056,354,061

Shares	Dividend Rate	Value

Investment Company – 0.8%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
8,255,984	4.475%	$8,255,984
(Cost $8,255,984)

TOTAL INVESTMENTS – 99.1%
(Cost $754,681,983)		$1,064,610,045

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		10,151,904

NET ASSETS – 100.0%		$1,074,761,949

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 97.2%
Aerospace & Defense – 1.0%
94,768	Woodward, Inc.	$9,382,032

Auto Components – 1.8%
137,290	Aptiv PLC*	15,964,081

Banks – 1.3%
93,723	First Republic Bank	11,528,866

Biotechnology – 5.6%
48,611	Alnylam Pharmaceuticals, Inc.*	9,306,576
11,201	Argenx SE ADR (Netherlands)*	4,099,790
67,403	BioMarin Pharmaceutical, Inc.*	6,712,665
89,804	Neurocrine Biosciences, Inc.*	9,258,792
75,360	Sarepta Therapeutics, Inc.*	9,203,717
65,490	Seagen, Inc.*	11,767,898

		50,349,438

Building Products – 2.2%
106,596	Trane Technologies PLC	19,717,062

Capital Markets – 2.2%
28,954	MSCI, Inc.	15,118,331
70,454	Tradeweb Markets, Inc., Class A	4,994,484

		20,112,815

Chemicals – 2.7%
94,696	Ashland, Inc.	9,638,159
114,069	PPG Industries, Inc.	15,063,952

		24,702,111

Construction Materials – 1.7%
42,482	Martin Marietta Materials, Inc.	15,287,997

Consumer Finance – 0.6%
46,150	Discover Financial Services	5,168,800

Containers & Packaging – 2.4%
24,781	Avery Dennison Corp.	4,514,850
311,808	Ball Corp.	17,526,728

		22,041,578

Electrical Equipment – 4.5%
104,316	AMETEK, Inc.	14,766,973
86,449	Rockwell Automation, Inc.	25,496,404

		40,263,377

Electronic Equipment, Instruments & Components – 3.8%
184,807	Amphenol Corp., Class A	14,326,239
126,675	Keysight Technologies, Inc.*	20,262,933

		34,589,172

Entertainment – 2.1%
162,280	Live Nation Entertainment, Inc.*	11,693,897
474,144	Warner Bros Discovery, Inc.*	7,406,129

		19,100,026

Equity Real Estate Investment Trusts (REITs) – 1.3%
87,360	Ryman Hospitality Properties, Inc. REIT	8,104,387

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
13,611	SBA Communications Corp. REIT	3,530,013

		11,634,400

Food Products – 3.0%
166,577	McCormick & Co., Inc.	12,380,002
922,817	Utz Brands, Inc.	15,134,199

		27,514,201

Health Care Equipment & Supplies – 7.7%
14,850	Align Technology, Inc.*	4,596,075
19,043	Cooper Cos., Inc. (The)	6,226,490
227,706	Dexcom, Inc.*	25,277,643
75,599	Insulet Corp.*	20,892,540
105,482	Zimmer Biomet Holdings, Inc.	13,066,055

		70,058,803

Health Care Technology – 2.0%
109,633	Veeva Systems, Inc., Class A*	18,161,803

Hotels, Restaurants & Leisure – 2.9%
26,043	Domino’s Pizza, Inc.	7,656,903
167,991	Expedia Group, Inc.*	18,305,979

		25,962,882

Interactive Media & Services – 0.5%
465,627	Snap, Inc., Class A*	4,726,114

Internet & Direct Marketing Retail – 1.6%
117,586	Etsy, Inc.*	14,276,116

IT Services – 1.3%
74,554	Jack Henry & Associates, Inc.	12,244,749

Life Sciences Tools & Services – 3.8%
11,761	Mettler-Toledo International, Inc.*	16,861,863
56,018	West Pharmaceutical Services, Inc.	17,759,387

		34,621,250

Machinery – 6.0%
89,942	Chart Industries, Inc.*	12,007,257
42,024	Cummins, Inc.	10,215,194
143,513	Fortive Corp.	9,566,577
124,764	ITT, Inc.	11,339,800
108,965	Xylem, Inc.	11,185,257

		54,314,085

Media – 1.5%
235,036	Trade Desk, Inc. (The), Class A*	13,152,614

Metals & Mining – 0.8%
183,221	Freeport-McMoRan, Inc.	7,506,564

Oil, Gas & Consumable Fuels – 4.4%
100,228	Cheniere Energy, Inc.	15,769,873
121,652	Devon Energy Corp.	6,559,476
72,861	Hess Corp.	9,814,377
99,918	Targa Resources Corp.	7,403,924

		39,547,650

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – 1.3%
169,851	Catalent, Inc.*	$11,587,235

Professional Services – 1.3%
165,634	CoStar Group, Inc.*	11,703,699

Road & Rail – 2.6%
44,941	Old Dominion Freight Line, Inc.	15,246,684
29,968	Saia, Inc.*	8,117,432

		23,364,116

Semiconductors & Semiconductor Equipment – 4.7%
53,202	Enphase Energy, Inc.*	11,200,617
132,586	Entegris, Inc.	11,300,305
84,337	MKS Instruments, Inc.	8,174,785
153,339	ON Semiconductor Corp.*	11,869,972

		42,545,679

Software – 11.4%
48,974	BILL Holdings, Inc.*	4,144,670
149,498	Cadence Design Systems, Inc.*	28,844,144
93,673	Crowdstrike Holdings, Inc., Class A*	11,305,394
114,107	Datadog, Inc., Class A*	8,731,468
293,193	Dynatrace, Inc.*	12,469,498
34,723	HubSpot, Inc.*	13,432,940
40,457	Paycom Software, Inc.*	11,694,500
94,638	Zscaler, Inc.*	12,411,774

		103,034,388

Specialty Retail – 4.1%
80,804	Burlington Stores, Inc.*	17,312,257
23,422	RH*	7,003,881
24,132	Ulta Beauty, Inc.*	12,519,681

		36,835,819

Textiles, Apparel & Luxury Goods – 3.1%
67,828	Lululemon Athletica, Inc.*	20,972,418
155,926	Tapestry, Inc.	6,784,340

		27,756,758

TOTAL COMMON STOCKS
(Cost $742,165,516)		$878,756,280

Shares	Dividend Rate	Value

Investment Company – 2.9%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
26,288,791	4.475%	$26,288,791
(Cost $26,288,791)

TOTAL INVESTMENTS – 100.1%
(Cost $768,454,307)		$905,045,071

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(1,281,526)

NET ASSETS – 100.0%		$903,763,545

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Aerospace & Defense – 2.3%
10,604	Kratos Defense & Security Solutions, Inc.*	$134,141
6,237	Moog, Inc., Class A	615,093

		749,234

Auto Components – 2.0%
3,540	Dorman Products, Inc.*	329,326
2,743	Fox Factory Holding Corp.*	322,303

		651,629

Beverages – 0.7%
2,394	MGP Ingredients, Inc.	242,847

Biotechnology – 7.6%
6,984	2seventy bio, Inc.*	94,214
4,052	4D Molecular Therapeutics, Inc.*	77,961
4,293	Agios Pharmaceuticals, Inc.*	108,656
8,585	Alkermes PLC*	229,563
12,371	Allogene Therapeutics, Inc.*	78,556
13,652	Annexon, Inc.*	72,765
3,825	Apellis Pharmaceuticals, Inc.*	250,461
2,272	Arrowhead Pharmaceuticals, Inc.*	73,386
4,226	Avidity Biosciences, Inc.*	100,156
5,173	Beam Therapeutics, Inc.*	208,162
6,222	Cytokinetics, Inc.*	269,786
8,173	Halozyme Therapeutics, Inc.*	392,222
7,057	Ironwood Pharmaceuticals, Inc.*	79,532
4,053	Sage Therapeutics, Inc.*	168,767
11,197	Sutro Biopharma, Inc.*	63,151
3,400	Ultragenyx Pharmaceutical, Inc.*	151,266
3,710	Zentalis Pharmaceuticals, Inc.*	70,230

		2,488,834

Building Products – 2.4%
8,693	AAON, Inc.	790,715

Capital Markets – 3.3%
2,511	Hamilton Lane, Inc., Class A	195,356
3,498	Houlihan Lokey, Inc.	334,758
1,576	Piper Sandler Cos.	237,960
3,893	PJT Partners, Inc., Class A	307,080

		1,075,154

Chemicals – 3.1%
5,413	Ashland, Inc.	550,935
3,578	Balchem Corp.	465,140

		1,016,075

Commercial Services & Supplies – 0.7%
2,932	Casella Waste Systems, Inc., Class A*	228,168

Communications Equipment – 0.8%
4,765	Calix, Inc.*	243,730

Construction & Engineering – 1.8%
6,402	Ameresco, Inc., Class A*	281,368
1,839	EMCOR Group, Inc.	307,517

		588,885

Common Stocks – (continued)
Diversified Consumer Services – 0.7%
25,035	Udemy, Inc.*	236,330

Diversified Telecommunication Services – 0.8%
4,353	Iridium Communications, Inc.*	267,144

Electrical Equipment – 2.3%
8,471	nVent Electric PLC	388,311
15,341	Shoals Technologies Group, Inc., Class A*	376,468

		764,779

Electronic Equipment, Instruments & Components – 2.9%
4,732	Badger Meter, Inc.	575,506
2,445	Novanta, Inc.*	383,645

		959,151

Energy Equipment & Services – 0.6%
3,866	Cactus, Inc., Class A	177,643

Food Products – 2.0%
14,306	Hostess Brands, Inc.*	353,358
23,954	Sovos Brands, Inc.*	313,079

		666,437

Health Care Equipment & Supplies – 5.4%
7,230	Axonics, Inc.*	434,450
5,134	Inari Medical, Inc.*	288,839
3,032	iRhythm Technologies, Inc.*	356,806
5,232	Omnicell, Inc.*	284,830
6,516	Outset Medical, Inc.*	148,630
1,321	Shockwave Medical, Inc.*	251,307

		1,764,862

Health Care Providers & Services – 1.7%
2,406	Acadia Healthcare Co., Inc.*	174,459
25,483	Alignment Healthcare, Inc.*	253,301
2,897	National Research Corp.	130,829

		558,589

Health Care Technology – 2.3%
13,913	Evolent Health, Inc., Class A*	487,094
7,361	Simulations Plus, Inc.	280,013

		767,107

Hotels, Restaurants & Leisure – 4.8%
16,947	First Watch Restaurant Group, Inc.*	258,950
14,396	Sweetgreen, Inc., Class A*	125,533
3,689	Texas Roadhouse, Inc.	374,581
3,147	Wingstop, Inc.	536,092
3,515	Wyndham Hotels & Resorts, Inc.	270,725

		1,565,881

Household Durables – 1.0%
1,604	TopBuild Corp.*	332,974

Internet & Direct Marketing Retail – 0.6%
6,080	Xometry, Inc., Class A*	184,893

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
IT Services – 3.2%
5,576	DigitalOcean Holdings, Inc.*	$178,321
2,767	ExlService Holdings, Inc.*	455,199
16,274	Flywire Corp.*	402,456

		1,035,976

Life Sciences Tools & Services – 2.5%
4,483	10X Genomics, Inc., Class A*	213,032
5,276	Azenta, Inc.*	231,564
547	Medpace Holdings, Inc.*	106,052
7,154	Olink Holding AB ADR (Sweden)*	167,690
12,307	Pacific Biosciences of California, Inc.*	111,747

		830,085

Machinery – 10.5%
3,620	Chart Industries, Inc.*	483,270
12,179	Federal Signal Corp.	642,686
4,386	Franklin Electric Co., Inc.	419,170
2,284	RBC Bearings, Inc.*	524,886
11,226	Shyft Group, Inc. (The)	291,090
5,889	Timken Co. (The)	503,215
3,176	Watts Water Technologies, Inc., Class A	556,531

		3,420,848

Media – 0.5%
14,515	Integral Ad Science Holding Corp.*	158,504

Multiline Retail – 0.5%
2,713	Ollie’s Bargain Outlet Holdings, Inc.*	156,106

Oil, Gas & Consumable Fuels – 2.6%
4,415	Callon Petroleum Co.*	171,125
2,445	Denbury, Inc.*	203,840
23,006	Kosmos Energy Ltd. (Ghana)*	181,057
2,116	Matador Resources Co.	113,820
16,792	Permian Resources Corp.	181,521

		851,363

Personal Products – 1.8%
7,976	elf Beauty, Inc.*	596,206

Pharmaceuticals – 0.4%
2,454	Intra-Cellular Therapies, Inc.*	120,320

Semiconductors & Semiconductor Equipment – 6.7%
2,142	Ambarella, Inc.*	202,012
3,961	Axcelis Technologies, Inc.*	509,147
8,700	Cohu, Inc.*	323,640
19,721	Credo Technology Group Holding Ltd.*	209,240
7,371	MaxLinear, Inc.*	252,162
3,666	Onto Innovation, Inc.*	302,335
4,756	Power Integrations, Inc.	391,181

		2,189,717

Software – 11.3%
3,647	Alteryx, Inc., Class A*	238,185
5,156	Clear Secure, Inc., Class A	158,495
11,393	EngageSmart, Inc.*	239,709
13,604	Instructure Holdings, Inc.*	350,575

Common Stocks – (continued)
Software – (continued)
12,464	JFrog Ltd. (Israel)*	286,672
8,636	Nutanix, Inc., Class A*	243,967
11,679	PagerDuty, Inc.*	348,735
14,493	Paycor HCM, Inc.*	358,992
4,780	Sprout Social, Inc., Class A*	291,484
2,401	SPS Commerce, Inc.*	361,687
11,276	Tenable Holdings, Inc.*	498,737
3,658	Workiva, Inc.*	326,294

		3,703,532

Specialty Retail – 4.1%
20,551	Arhaus, Inc.*	298,195
4,305	Boot Barn Holdings, Inc.*	333,422
5,484	Foot Locker, Inc.	239,760
1,185	Murphy USA, Inc.	302,282
4,850	National Vision Holdings, Inc.*	181,196

		1,354,855

Textiles, Apparel & Luxury Goods – 1.5%
2,576	Crocs, Inc.*	313,525
7,567	On Holding AG, Class A (Switzerland)*	165,490

		479,015

Trading Companies & Distributors – 1.7%
24,480	Core & Main, Inc., Class A*	570,629

TOTAL COMMON STOCKS
(Cost $27,743,137)		$31,788,217

Shares	Dividend Rate	Value

Investment Company – 3.0%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
995,018	4.475%	$995,018
(Cost $995,018)

TOTAL INVESTMENTS – 100.1%
(Cost $28,738,155)		$32,783,235

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(30,992)

NET ASSETS – 100.0%		$32,752,243

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Aerospace & Defense – 1.0%
121,992	HEICO Corp.	$20,198,215

Auto Components – 0.6%
96,935	Fox Factory Holding Corp.*	11,389,863

Biotechnology – 5.6%
269,997	Beam Therapeutics, Inc.*	10,864,679
120,054	Cytokinetics, Inc.*	5,205,541
1,016,349	Exelixis, Inc.*	17,359,241
587,447	Halozyme Therapeutics, Inc.*	28,191,582
202,048	Neurocrine Biosciences, Inc.*	20,831,149
126,535	Sarepta Therapeutics, Inc.*	15,453,720
277,008	Ultragenyx Pharmaceutical, Inc.*	12,324,086

		110,229,998

Building Products – 2.7%
348,950	AAON, Inc.	31,740,492
199,779	Allegion PLC	22,517,091

		54,257,583

Capital Markets – 3.3%
51,876	FactSet Research Systems, Inc.	21,505,196
127,009	Houlihan Lokey, Inc.	12,154,761
82,286	LPL Financial Holdings, Inc.	20,535,294
346,920	TPG, Inc.	11,455,299

		65,650,550

Chemicals – 3.7%
393,079	Ashland, Inc.	40,007,580
362,333	RPM International, Inc.	32,113,574

		72,121,154

Commercial Services & Supplies – 1.5%
219,534	Tetra Tech, Inc.	30,052,009

Communications Equipment – 0.8%
317,942	Ciena Corp.*	15,331,163

Construction & Engineering – 2.3%
250,585	Ameresco, Inc., Class A*	11,013,211
61,417	EMCOR Group, Inc.	10,270,151
145,355	Quanta Services, Inc.	23,460,297

		44,743,659

Containers & Packaging – 2.3%
140,118	Avery Dennison Corp.	25,528,099
364,272	Ball Corp.	20,475,729

		46,003,828

Electrical Equipment – 1.5%
59,964	Hubbell, Inc.	15,083,345
561,997	Shoals Technologies Group, Inc., Class A*	13,791,406

		28,874,751

Electronic Equipment, Instruments & Components – 2.3%
159,652	Novanta, Inc.*	25,050,996
47,702	Teledyne Technologies, Inc.*	20,515,199

		45,566,195

Common Stocks – (continued)
Entertainment – 1.2%
338,864	Liberty Media Corp.-Liberty Formula One, Class C*	22,998,700

Equity Real Estate Investment Trusts (REITs) – 0.9%
182,529	Ryman Hospitality Properties, Inc. REIT	16,933,215

Food & Staples Retailing – 2.5%
480,458	BJ’s Wholesale Club Holdings, Inc.*	34,496,884
73,841	Casey’s General Stores, Inc.	15,355,236

		49,852,120

Food Products – 1.2%
942,172	Hostess Brands, Inc.*	23,271,648

Health Care Equipment & Supplies – 4.3%
291,830	Axonics, Inc.*	17,536,065
46,066	Cooper Cos., Inc. (The)	15,062,200
199,628	Inari Medical, Inc.*	11,231,071
38,662	Insulet Corp.*	10,684,630
144,374	iRhythm Technologies, Inc.*	16,989,932
65,081	Shockwave Medical, Inc.*	12,381,010

		83,884,908

Health Care Providers & Services – 1.1%
1,258,689	Alignment Healthcare, Inc.*	12,511,369
294,905	Option Care Health, Inc.*	9,044,736

		21,556,105

Health Care Technology – 0.8%
462,936	Evolent Health, Inc., Class A*	16,207,389

Hotels, Restaurants & Leisure – 7.4%
57,256	Churchill Downs, Inc.	14,072,380
42,625	Domino’s Pizza, Inc.	12,532,176
402,698	Planet Fitness, Inc., Class A*	32,638,673
300,561	Texas Roadhouse, Inc.	30,518,964
77,922	Vail Resorts, Inc.	18,194,008
132,074	Wingstop, Inc.	22,498,806
201,506	Wyndham Hotels & Resorts, Inc.	15,519,992

		145,974,999

Insurance – 0.6%
40,568	Kinsale Capital Group, Inc.	12,929,022

Interactive Media & Services – 0.4%
311,628	Bumble, Inc., Class A*	7,535,165

IT Services – 1.9%
176,361	Okta, Inc.*	12,572,776
160,343	Shift4 Payments, Inc., Class A*	10,342,124
762,657	Toast, Inc., Class A*	14,429,470

		37,344,370

Life Sciences Tools & Services – 5.8%
188,622	Bio-Techne Corp.	13,701,502
313,918	Bruker Corp.	21,635,229
94,378	Charles River Laboratories International, Inc.*	20,700,870

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
368,181	QIAGEN NV*	$16,917,917
119,390	Repligen Corp.*	20,818,034
906,876	Stevanato Group SPA (Italy)	19,724,553

		113,498,105

Machinery – 10.0%
166,577	Chart Industries, Inc.*	22,238,030
61,744	IDEX Corp.	13,891,165
188,664	Lincoln Electric Holdings, Inc.	31,682,346
123,621	Nordson Corp.	27,152,116
141,408	RBC Bearings, Inc.*	32,496,973
212,181	Timken Co. (The)	18,130,866
262,853	Toro Co. (The)	29,029,485
123,900	Watts Water Technologies, Inc., Class A	21,710,997

		196,331,978

Oil, Gas & Consumable Fuels – 1.8%
251,509	Antero Resources Corp.*	6,589,536
95,936	Chesapeake Energy Corp.	7,752,588
150,262	Denbury, Inc.*	12,527,343
149,288	Matador Resources Co.	8,030,201

		34,899,668

Professional Services – 2.1%
158,623	Booz Allen Hamilton Holding Corp.	15,026,357
55,940	CACI International, Inc., Class A*	16,390,420
82,321	Jacobs Solutions, Inc.	9,837,359

		41,254,136

Semiconductors & Semiconductor Equipment – 7.7%
917,418	Allegro MicroSystems, Inc. (Japan)*	40,072,818
205,939	Entegris, Inc.	17,552,181
474,109	Lattice Semiconductor Corp.*	40,280,301
438,452	MACOM Technology Solutions Holdings, Inc.*	30,051,500
236,985	MKS Instruments, Inc.	22,970,956

		150,927,756

Software – 11.0%
84,000	BILL Holdings, Inc.*	7,108,920
147,775	CyberArk Software Ltd.*	21,393,387
477,861	DoubleVerify Holdings, Inc.*	12,553,408
690,650	Dynatrace, Inc.*	29,373,344
433,079	EverCommerce, Inc.*	4,330,790
156,182	Manhattan Associates, Inc.*	22,451,163
120,663	Paylocity Holding Corp.*	23,240,900
274,979	Procore Technologies, Inc.*	18,420,843
141,388	PTC, Inc.*	17,720,158
242,383	Rapid7, Inc.*	11,464,716
758,441	Samsara, Inc., Class A*	12,635,627
459,341	Smartsheet, Inc., Class A*	20,220,191
115,231	Zscaler, Inc.*	15,112,546

		216,025,993

Common Stocks – (continued)
Specialty Retail – 3.2%
214,992	Five Below, Inc.*	43,922,866
210,413	Floor & Decor Holdings, Inc., Class A*	19,318,017

		63,240,883

Technology Hardware, Storage & Peripherals – 1.3%
890,226	Pure Storage, Inc., Class A*	25,407,050

Textiles, Apparel & Luxury Goods – 3.9%
250,889	Crocs, Inc.*	30,535,700
84,677	Deckers Outdoor Corp.*	35,255,269
585,187	Levi Strauss & Co., Class A	10,498,255

		76,289,224

Trading Companies & Distributors – 2.6%
1,545,965	Core & Main, Inc., Class A*	36,036,444
101,183	SiteOne Landscape Supply, Inc.*	15,009,486

		51,045,930

TOTAL COMMON STOCKS
(Cost $1,730,374,797)		$1,951,827,332

Shares	Dividend Rate	Value

Investment Company – 1.0%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
20,017,023	4.475%	$20,017,023
(Cost $20,017,023)

TOTAL INVESTMENTS – 100.3%
(Cost $1,750,391,820)		$1,971,844,355

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(5,592,130)

NET ASSETS – 100.0%		$1,966,252,225

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Aerospace & Defense – 0.5%
2,922	Boeing Co. (The)*	$588,929

Auto Components – 0.7%
7,255	Aptiv PLC*	843,611

Automobiles – 2.6%
15,296	Tesla, Inc.*	3,146,540

Beverages – 2.3%
28,363	Coca-Cola Co. (The)	1,687,882
11,088	Monster Beverage Corp.*	1,128,315

		2,816,197

Biotechnology – 3.7%
2,432	Alnylam Pharmaceuticals, Inc.*	465,606
1,509	Argenx SE ADR (Netherlands)*	552,324
7,425	BioMarin Pharmaceutical, Inc.*	739,456
9,620	Gilead Sciences, Inc.	774,699
6,446	Sarepta Therapeutics, Inc.*	787,250
6,777	Seagen, Inc.*	1,217,759

		4,537,094

Capital Markets – 1.8%
16,496	Charles Schwab Corp. (The)	1,285,369
1,695	MSCI, Inc.	885,044

		2,170,413

Chemicals – 3.2%
5,016	Linde PLC (United Kingdom)	1,747,424
9,723	Sherwin-Williams Co. (The)	2,152,186

		3,899,610

Commercial Services & Supplies – 0.9%
8,124	Waste Connections, Inc.	1,087,966

Construction Materials – 0.8%
2,525	Martin Marietta Materials, Inc.	908,672

Electrical Equipment – 0.9%
3,694	Rockwell Automation, Inc.	1,089,471

Electronic Equipment, Instruments & Components – 0.8%
13,027	Amphenol Corp., Class A	1,009,853

Entertainment – 0.5%
8,841	Live Nation Entertainment, Inc.*	637,083

Equity Real Estate Investment Trusts (REITs) – 1.7%
5,369	American Tower Corp. REIT	1,063,116
1,497	Equinix, Inc. REIT	1,030,340

		2,093,456

Food Products – 1.5%
16,894	McCormick & Co., Inc.	1,255,562
7,602	Mondelez International, Inc., Class A	495,499

		1,751,061

Health Care Equipment & Supplies – 3.1%
35,061	Boston Scientific Corp.*	1,638,050
2,982	Insulet Corp.*	824,105

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
5,666	Intuitive Surgical, Inc.*	1,299,724

		3,761,879

Health Care Providers & Services – 2.8%
1,982	Humana, Inc.	981,129
5,088	UnitedHealth Group, Inc.	2,421,583

		3,402,712

Health Care Technology – 0.6%
4,426	Veeva Systems, Inc., Class A*	733,211

Hotels, Restaurants & Leisure – 1.7%
444	Chipotle Mexican Grill, Inc.*	662,040
5,497	McDonald’s Corp.	1,450,713

		2,112,753

Household Products – 1.7%
14,678	Procter & Gamble Co. (The)	2,019,106

Interactive Media & Services – 5.7%
41,297	Alphabet, Inc., Class A*	3,719,208
31,568	Alphabet, Inc., Class C*	2,850,591
29,288	Snap, Inc., Class A*	297,273

		6,867,072

Internet & Direct Marketing Retail – 5.9%
67,598	Amazon.com, Inc.*	6,369,759
6,148	Etsy, Inc.*	746,429

		7,116,188

IT Services – 7.4%
7,122	Accenture PLC, Class A	1,891,247
10,476	Mastercard, Inc., Class A	3,722,018
13,012	PayPal Holdings, Inc.*	957,683
5,087	Snowflake, Inc., Class A*	785,331
7,327	Visa, Inc., Class A	1,611,501

		8,967,780

Life Sciences Tools & Services – 1.4%
1,668	Danaher Corp.	412,880
1,885	Waters Corp.*	586,028
2,299	West Pharmaceutical Services, Inc.	728,852

		1,727,760

Machinery – 1.7%
5,569	Caterpillar, Inc.	1,334,054
1,860	Deere & Co.	779,786

		2,113,840

Metals & Mining – 0.4%
12,942	Freeport-McMoRan, Inc.	530,234

Personal Products – 0.8%
3,818	Estee Lauder Cos., Inc. (The), Class A	927,965

Pharmaceuticals – 3.5%
13,843	AstraZeneca PLC ADR (United Kingdom)	902,287
12,437	Catalent, Inc.*	848,452

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
7,828	Eli Lilly & Co.	$2,436,230

		4,186,969

Professional Services – 0.6%
10,464	CoStar Group, Inc.*	739,386

Road & Rail – 1.4%
5,135	Old Dominion Freight Line, Inc.	1,742,100

Semiconductors & Semiconductor Equipment – 7.8%
3,604	KLA Corp.	1,367,285
32,268	Marvell Technology, Inc.	1,456,900
24,767	NVIDIA Corp.	5,749,907
7,475	ON Semiconductor Corp.*	578,640
3,214	Wolfspeed, Inc.*	237,772

		9,390,504

Software – 16.1%
2,011	Adobe, Inc.*	651,463
3,751	Atlassian Corp., Class A*	616,402
5,387	BILL Holdings, Inc.*	455,902
1,140	HubSpot, Inc.*	441,020
52,089	Microsoft Corp.	12,992,038
15,334	Salesforce, Inc.*	2,508,796
3,445	ServiceNow, Inc.*	1,488,826
2,799	Zscaler, Inc.*	367,089

		19,521,536

Specialty Retail – 1.9%
2,692	RH*	804,989
13,460	Ross Stores, Inc.	1,487,868

		2,292,857

Technology Hardware, Storage & Peripherals – 10.9%
89,479	Apple, Inc.	13,190,099

Textiles, Apparel & Luxury Goods – 2.4%
2,968	Lululemon Athletica, Inc.*	917,706
16,674	NIKE, Inc., Class B	1,980,704

		2,898,410

TOTAL INVESTMENTS – 99.7%
(Cost $63,792,020)		$120,822,317

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		389,179

NET ASSETS – 100.0%		$121,211,496

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Capital Markets – 1.3%
113,201	Nasdaq, Inc.	$6,346,048

Communications Equipment – 4.7%
285,220	Cisco Systems, Inc.	13,810,352
36,392	Motorola Solutions, Inc.	9,564,182

		23,374,534

Equity Real Estate Investment Trusts (REITs) – 6.0%
74,291	American Tower Corp. REIT	14,710,361
21,986	Equinix, Inc. REIT	15,132,304

		29,842,665

Interactive Media & Services – 8.9%
426,620	Alphabet, Inc., Class C*	38,523,786
573,261	Snap, Inc., Class A*	5,818,599

		44,342,385

Internet & Direct Marketing Retail – 8.7%
371,744	Amazon.com, Inc.*	35,029,437
6,864	MercadoLibre, Inc. (Brazil)*	8,374,080

		43,403,517

IT Services – 13.2%
36,611	Accenture PLC, Class A	9,722,051
120,894	Fidelity National Information Services, Inc.	7,661,053
26,601	Mastercard, Inc., Class A	9,451,069
183,169	PayPal Holdings, Inc.*	13,481,239
44,090	Snowflake, Inc., Class A*	6,806,614
82,537	Visa, Inc., Class A	18,153,188

		65,275,214

Road & Rail – 1.5%
218,419	Uber Technologies, Inc.*	7,264,616

Semiconductors & Semiconductor Equipment – 18.5%
23,411	ASML Holding NV (Netherlands)	14,461,677
45,530	KLA Corp.	17,273,172
348,302	Marvell Technology, Inc.	15,725,835
100,969	NVIDIA Corp.	23,440,963
72,252	ON Semiconductor Corp.*	5,593,027
88,955	Texas Instruments, Inc.	15,251,335

		91,746,009

Software – 32.1%
43,248	Adobe, Inc.*	14,010,190
32,821	Atlassian Corp., Class A*	5,393,475
86,140	Datadog, Inc., Class A*	6,591,433
22,380	HubSpot, Inc.*	8,657,927
187,223	Microsoft Corp.	46,697,161
88,496	Oracle Corp.	7,734,550
93,207	Palo Alto Networks, Inc.*	17,557,403
101,355	Salesforce, Inc.*	16,582,691
34,829	ServiceNow, Inc.*	15,052,049
366,660	UiPath, Inc., Class A*	5,441,234
52,175	Workday, Inc., Class A*	9,676,897
44,431	Zscaler, Inc.*	5,827,126

		159,222,136

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 4.5%
150,089	Apple, Inc.	22,124,619

TOTAL COMMON STOCKS
(Cost $357,466,484)		$492,941,743

Shares	Dividend Rate	Value

Investment Company – 0.7%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,246,003	4.475%	$3,246,003
(Cost $3,246,003)

TOTAL INVESTMENTS – 100.1%
(Cost $360,712,487)		$496,187,746

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(393,436)

NET ASSETS – 100.0%		$495,794,310

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Auto Components – 2.2%
4,130	Aptiv PLC*	$480,236

Automobiles – 1.6%
9,356	General Motors Co.	362,451

Banks – 3.8%
5,836	JPMorgan Chase & Co.	836,591

Capital Markets – 4.2%
516	BlackRock, Inc.	355,746
6,037	Morgan Stanley	582,570

		938,316

Chemicals – 3.1%
1,953	Linde PLC (United Kingdom)	680,367

Communications Equipment – 2.5%
11,341	Cisco Systems, Inc.	549,131

Consumer Finance – 2.1%
2,658	American Express Co.	462,465

Containers & Packaging – 2.2%
8,476	Ball Corp.	476,436

Diversified Telecommunication Services – 2.2%
25,944	AT&T, Inc.	490,601

Electric Utilities – 2.6%
8,216	NextEra Energy, Inc.	583,582

Electrical Equipment – 4.9%
3,295	Eaton Corp. PLC	576,394
1,692	Rockwell Automation, Inc.	499,022

		1,075,416

Entertainment – 1.4%
3,208	Walt Disney Co. (The)*	319,549

Equity Real Estate Investment Trusts (REITs) – 2.3%
2,572	American Tower Corp. REIT	509,282

Food Products – 2.0%
5,941	McCormick & Co., Inc.	441,535

Health Care Equipment & Supplies – 2.7%
1,285	Cooper Cos., Inc. (The)	420,157
1,533	Dexcom, Inc.*	170,178

		590,335

Health Care Providers & Services – 4.1%
5,963	CVS Health Corp.	498,149
843	Humana, Inc.	417,302

		915,451

Hotels, Restaurants & Leisure – 2.4%
2,032	McDonald’s Corp.	536,265

Household Products – 3.1%
4,917	Procter & Gamble Co. (The)	676,383

Common Stocks – (continued)
Industrial Conglomerates – 2.0%
5,251	General Electric Co.	444,812

Interactive Media & Services – 3.4%
8,331	Alphabet, Inc., Class A*	750,290

Internet & Direct Marketing Retail – 1.3%
2,464	Etsy, Inc.*	299,154

IT Services – 1.4%
4,290	PayPal Holdings, Inc.*	315,744

Life Sciences Tools & Services – 1.8%
1,649	Danaher Corp.	408,177

Machinery – 4.4%
1,788	Caterpillar, Inc.	428,316
5,222	Xylem, Inc.	536,038

		964,354

Media – 1.6%
8,922	New York Times Co. (The), Class A	343,497

Pharmaceuticals – 5.2%
7,902	Bristol-Myers Squibb Co.	544,922
1,983	Eli Lilly & Co.	617,149

		1,162,071

Road & Rail – 1.9%
1,218	Old Dominion Freight Line, Inc.	413,219

Semiconductors & Semiconductor Equipment – 6.5%
483	Enphase Energy, Inc.*	101,686
4,319	Marvell Technology, Inc.	195,003
2,576	NVIDIA Corp.	598,044
2,182	Texas Instruments, Inc.	374,104
2,253	Wolfspeed, Inc.*	166,677

		1,435,514

Software – 7.1%
6,285	Microsoft Corp.	1,567,605

Specialty Retail – 2.1%
4,139	Ross Stores, Inc.	457,525

Technology Hardware, Storage & Peripherals – 5.9%
8,815	Apple, Inc.	1,299,419

Textiles, Apparel & Luxury Goods – 2.3%
4,351	NIKE, Inc., Class B	516,855

Water Utilities – 2.1%
3,344	American Water Works Co., Inc.	469,431

TOTAL COMMON STOCKS
(Cost $18,453,630)		$21,772,059

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 1.5%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
325,347	4.475%	$325,347
(Cost $325,347)

TOTAL INVESTMENTS – 99.9%
(Cost $18,778,977)		$22,097,406

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		30,402

NET ASSETS – 100.0%		$22,127,808

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	Concentrated Growth Fund	Flexible Cap Fund	Large Cap Core Fund
Assets:
Investments in unaffiliated issuers, at value (cost $78,714,399, $34,178,392 and $746,425,999, respectively)	$124,525,097	$42,021,159	$1,056,354,061
Investments in affiliated issuers, at value (cost $540,082, $756,424 and $8,255,984, respectively)	540,082	756,424	8,255,984
Cash	223,977	27,065	9,790,357
Receivables:
Investments sold	556,096	143,432	1,269,121
Dividends	122,789	49,141	1,136,785
Fund shares sold	70,528	19,674	151,881
Reimbursement from investment advisor	21,883	18,730	42,602
Other assets	45,049	58,933	71,190
Total assets	126,105,501	43,094,558	1,077,071,981

Liabilities:
Payables:
Investments purchased	251,138	581,780	250,726
Fund shares redeemed	149,759	43,601	999,900
Management fees	71,582	18,223	559,881
Distribution and Service fees and Transfer Agency fees	5,071	4,504	252,437
Accrued expenses	91,512	82,744	247,088
Total liabilities	569,062	730,852	2,310,032

Net Assets:
Paid-in capital	84,735,210	35,140,774	803,284,729
Total distributable earnings	40,801,229	7,222,932	271,477,220
NET ASSETS	$125,536,439	$42,363,706	$1,074,761,949
Net Assets:
Class A	$7,104,941	$8,708,919	$744,121,349
Class C	374,144	789,824	15,953,890
Institutional	9,225,138	9,199,224	89,493,516
Service	—	—	878,313
Investor	160,176	234,923	28,511,829
Class R6	903,007	1,991,873	79,630,237
Class R	30,613	11,359	8,345,115
Class P	107,738,420	21,427,584	107,827,700
Total Net Assets	$125,536,439	$42,363,706	$1,074,761,949
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A	476,042	625,521	29,959,904
Class C	38,756	69,481	1,316,394
Institutional	543,599	597,597	2,999,346
Service	—	—	37,963
Investor	10,293	15,629	1,114,019
Class R6	53,382	129,712	2,673,120
Class R	2,216	864	364,184
Class P	6,371,520	1,394,414	3,621,120
Net asset value, offering and redemption price per share:(a)
Class A	$14.93	$13.92	$24.84
Class C	9.65	11.37	12.12
Institutional	16.97	15.39	29.84
Service	—	—	23.14
Investor	15.56	15.03	25.59
Class R6	16.92	15.36	29.79
Class R	13.81	13.15	22.91
Class P	16.91	15.37	29.78

(a)	Maximum public offering price per share for Class A Shares of the Concentrated Growth, Flexible Cap and Large Cap Core Funds is $15.80, $14.73 and $26.29, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued)

February 28, 2023 (Unaudited)

	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund
Assets:
Investments in unaffiliated issuers, at value (cost $742,165,516, $27,743,137 and $1,730,374,797, respectively)	$878,756,280	$31,788,217	$1,951,827,332
Investments in affiliated issuers, at value (cost $26,288,791, $995,018 and $20,017,023, respectively)	26,288,791	995,018	20,017,023
Cash	—	69,849	—
Receivables:
Investments sold	4,039,051	—	9,075,255
Fund shares sold	503,321	13	986,313
Dividends	488,796	9,986	996,141
Reimbursement from investment adviser	36,039	—	—
Other assets	48,338	51,434	58,254
Total assets	910,160,616	32,914,517	1,982,960,318

Liabilities:
Payables:
Investments purchased	4,811,029	—	4,187,128
Management fees	578,846	83,384	1,317,605
Fund shares redeemed	415,333	304	2,798,819
Due to custodian	176,566	—	7,675,585
Distribution and Service fees and Transfer Agency fees	126,376	1,128	205,647
Accrued expenses	288,921	77,458	523,309
Total liabilities	6,397,071	162,274	16,708,093

Net Assets:
Paid-in capital	819,640,567	33,342,105	1,928,497,351
Total distributable earnings (loss)	84,122,978	(589,862)	37,754,874
NET ASSETS	$903,763,545	$32,752,243	$1,966,252,225
Net Assets:
Class A	$252,645,543	$496,181	$262,241,338
Class C	10,475,455	74,407	67,758,498
Institutional	286,257,570	18,282,566	789,481,927
Service	21,350,057	—	1,306,332
Investor	71,198,195	69,465	358,578,353
Class R6	185,894,769	71,877	150,141,652
Class R	32,987,831	68,319	9,366,676
Class P	42,954,125	13,689,428	327,377,449
Total Net Assets	$903,763,545	$32,752,243	$1,966,252,225
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A	24,310,554	43,138	14,898,381
Class C	628,754	6,632	5,501,652
Institutional	16,865,672	1,570,700	38,820,208
Service	2,464,500	—	78,944
Investor	5,795,803	5,988	18,731,972
Class R6	10,930,350	6,174	7,372,164
Class R	3,806,753	5,984	579,712
Class P	2,524,060	1,176,309	16,071,499
Net asset value, offering and redemption price per share:(a)
Class A	$10.39	$11.50	$17.60
Class C	16.66	11.22	12.32
Institutional	16.97	11.64	20.34
Service	8.66	—	16.55
Investor	12.28	11.60	19.14
Class R6	17.01	11.64	20.37
Class R	8.67	11.42	16.16
Class P	17.02	11.64	20.37

(a)	Maximum public offering price per share for Class A Shares of the Mid Cap Growth, Small Cap Growth and Small/Mid Cap Growth Funds is $10.99, $12.17 and $18.62, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued)

February 28, 2023 (Unaudited)

	Strategic Growth Fund	Technology Opportunities Fund	U.S. Equity ESG Fund
Assets:
Investments in unaffiliated issuers, at value (cost $63,792,020, $357,466,484 and $18,453,630, respectively)	$120,822,317	$492,941,743	$21,772,059
Investments in affiliated issuers, at value (cost $—, $3,246,003 and $325,347, respectively)	—	3,246,003	325,347
Cash	437,670	—	67,450
Receivables:
Investments sold	183,772	436,468	80,728
Dividends	90,532	223,642	21,322
Reimbursement from investment adviser	22,225	22,739	18,521
Fund shares sold	11,558	159,845	1,338
Securities lending income	—	428	—
Other assets	43,001	107,214	44,293
Total assets	121,611,075	497,138,082	22,331,058

Liabilities:
Payables:
Investments purchased	189,950	—	113,414
Management fees	68,219	358,009	9,540
Fund shares redeemed	36,712	335,252	51
Distribution and Service fees and Transfer Agency fees	12,186	94,488	4,142
Due to custodian	—	279,248	—
Accrued expenses	92,512	276,775	76,103
Total liabilities	399,579	1,343,772	203,250

Net Assets:
Paid-in capital	62,409,081	419,745,066	20,874,775
Total distributable earnings	58,802,415	76,049,244	1,253,033
NET ASSETS	$121,211,496	$495,794,310	$22,127,808
Net Assets:
Class A	$29,170,223	$279,274,890	$7,203,895
Class C	1,855,157	14,119,211	1,050,301
Institutional	34,626,700	68,962,544	1,548,972
Service	454,016	6,912,516	—
Investor	1,963,222	20,829,630	722,365
Class R6	3,414,645	47,512,902	1,161,531
Class R	165,086	—	401,152
Class P	49,562,447	58,182,617	10,039,592
Total Net Assets	$121,211,496	$495,794,310	$22,127,808
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A	4,218,840	17,810,059	456,603
Class C	196,737	1,668,810	71,612
Institutional	4,048,641	3,447,885	96,910
Service	68,439	469,808	—
Investor	231,643	1,078,841	45,132
Class R6	400,346	2,372,533	72,633
Class R	26,103	—	25,291
Class P	5,825,022	2,905,777	628,137
Net asset value, offering and redemption price per share:(a)
Class A	$6.91	$15.68	$15.78
Class C	9.43	8.46	14.67
Institutional	8.55	20.00	15.98
Service	6.63	14.71	—
Investor	8.48	19.31	16.01
Class R6	8.53	20.03	15.99
Class R	6.32	—	15.86
Class P	8.51	20.02	15.98

(a)	Maximum public offering price per share for Class A Shares of the Strategic Growth, Technology Opportunities and U.S. Equity ESG Funds is $7.31, $16.59 and $16.70, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations

For the Six Months Ended February 28, 2023 (Unaudited)

	Concentrated Growth Fund	Flexible Cap Fund	Large Cap Core Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $516, $— and $7,835, respectively)	$482,950	$316,260	$7,187,270

Dividends — affiliated issuers	9,432	6,535	94,566

Total investment income	492,382	322,795	7,281,836

Expenses:

Management fees	498,606	114,918	3,761,205

Professional fees	50,802	49,533	51,070

Registration fees	49,518	43,172	76,636

Transfer Agency fees(a)	25,162	12,213	678,779

Trustee fees	14,075	13,982	14,998

Custody, accounting and administrative services	12,186	4,879	63,547

Printing and mailing costs	10,859	13,471	37,125

Distribution and/or Service (12b-1) fees(a)	10,652	12,450	997,399

Service fees — Class C	569	1,037	19,719

Shareholder Administration fees — Service Shares	—	—	766

Other	4,694	4,750	19,740

Total expenses	677,123	270,405	5,720,984

Less — expense reductions	(151,375)	(129,256)	(602,010)

Net expenses	525,748	141,149	5,118,974

NET INVESTMENT INCOME (LOSS)	(33,366)	181,646	2,162,862

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	3,725,766	(435,782)	(9,824,334)

Foreign currency transactions	—	—	(9)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(4,650,788)	1,550,177	37,729,148

Foreign currency translations	—	—	93

Net realized and unrealized gain (loss)	(925,022)	1,114,395	27,904,898

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(958,388)	$1,296,041	$30,067,760

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Concentrated Growth Fund	$8,871	$1,707	$—	$74	$5,677	$364	$1,804	$—	$125	$124	$24	$17,044
Flexible Cap Fund	9,313	3,110	—	27	5,960	664	1,914	—	95	270	9	3,301
Large Cap Core Fund	917,090	59,159	766	20,384	586,944	12,621	18,172	123	26,733	11,621	6,523	16,042

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued)

For the Six Months Ended February 28, 2023 (Unaudited)

	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund
Investment income:

Dividends — unaffiliated issuers	$2,418,600	$34,422	$5,055,181

Dividends — affiliated issuers	420,436	11,219	413,549

Securities lending income — unaffiliated issuer	954	1,152	4,287

Total investment income	2,839,990	46,793	5,473,017

Expenses:

Management fees	4,185,797	125,580	8,439,577

Distribution and/or Service (12b-1) fees(a)	461,470	996	617,153

Transfer Agency fees(a)	387,838	5,737	817,385

Registration fees	71,747	34,582	121,978

Professional fees	50,586	43,269	49,012

Custody, accounting and administrative services	46,778	11,871	92,893

Printing and mailing costs	42,972	12,963	61,021

Shareholder Administration fees — Service Shares	25,607	—	1,555

Trustee fees	14,847	13,275	15,807

Service fees — Class C	13,843	89	87,420

Other	19,103	4,508	54,194

Total expenses	5,320,588	252,870	10,357,995

Less — expense reductions	(676,689)	(117,434)	(202,313)

Net expenses	4,643,899	135,436	10,155,682

NET INVESTMENT LOSS	(1,803,909)	(88,643)	(4,682,665)

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	4,067,449	(2,349,518)	(121,992,675)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	26,988,021	3,315,229	187,431,805

Net realized and unrealized gain	31,055,470	965,711	65,439,130

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,251,561	$877,068	$60,756,465

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Mid Cap Growth Fund	$314,020	$41,529	$25,606	$80,315	$200,975	$8,860	$58,373	$4,097	$54,590	$28,537	$25,701	$6,705
Small Cap Growth Fund	566	267	—	163	363	57	3,514	—	53	10	52	1,688
Small/Mid Cap Growth Fund	330,707	262,258	1,555	22,633	211,655	55,949	155,314	249	316,188	22,391	7,243	48,396

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued)

For the Six Months Ended February 28, 2023 (Unaudited)

	Strategic Growth Fund	Technology Opportunities Fund	U.S. Equity ESG Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $502, $18,020 and $—, respectively)	$468,168	$1,788,506	$156,347

Dividends — affiliated issuers	7,341	94,848	4,654

Securities lending income — unaffiliated issuer	—	428	—

Total investment income	475,509	1,883,782	161,001

Expenses:

Management fees	443,631	2,454,107	55,248

Registration fees	58,559	53,816	50,949

Distribution and/or Service (12b-1) fees(a)	45,569	416,410	13,956

Professional fees	45,183	49,385	49,947

Transfer Agency fees(a)	42,657	289,956	9,113

Printing and mailing costs	19,760	31,242	12,113

Trustee fees	14,005	14,562	14,029

Custody, accounting and administrative services	12,022	29,349	5,733

Service fees — Class C	2,395	18,099	1,469

Shareholder Administration fees — Service Shares	614	8,801	—

Other	6,317	8,889	4,495

Total expenses	690,712	3,374,616	217,052

Less — expense reductions	(160,589)	(391,912)	(129,026)

Net expenses	530,123	2,982,704	88,026

NET INVESTMENT INCOME (LOSS)	(54,614)	(1,098,922)	72,975

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	7,268,333	(22,098,289)	(312,080)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(10,448,793)	(12,971,011)	1,207,926

Net realized and unrealized gain (loss)	(3,180,460)	(35,069,300)	895,846

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,235,074)	$(36,168,222)	$968,821

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Strategic Growth Fund	$37,369	$7,186	$613	$401	$23,917	$1,533	$6,807	$98	$1,727	$516	$128	$7,931
Technology Opportunities Fund	353,312	54,297	8,801	—	226,122	11,584	15,858	1,408	17,454	6,904	—	10,626
U.S. Equity ESG Fund	8,515	4,408	—	1,033	5,449	941	287	—	698	173	331	1,234

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets

	Concentrated Growth Fund		Flexible Cap Fund
	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022
From operations:

Net investment income (loss)	$(33,366)	$(685,184)	$181,646	$265,496

Net realized gain (loss)	3,725,766	7,307,548	(435,782)	1,821,470
Net change in unrealized gain (loss)	(4,650,788)	(61,510,282)	1,550,177	(6,760,402)
Net increase (decrease) in net assets resulting from operations	(958,388)	(54,887,918)	1,296,041	(4,673,436)

Distributions to shareholders:

From distributable earnings:
Class A Shares	(775,270)	(1,982,323)	(320,512)	(475,431)
Class C Shares	(76,137)	(205,024)	(37,776)	(92,555)
Institutional Shares	(880,809)	(2,410,152)	(438,748)	(302,451)
Investor Shares	(16,742)	(37,303)	(3,084)	(3,157)
Class R6 Shares	(83,124)	(179,377)	(72,502)	(21,620)
Class R Shares	(3,470)	(7,600)	(460)	(700)
Class P Shares	(11,191,640)	(29,595,626)	(977,357)	(1,510,289)
Total distributions to shareholders	(13,027,192)	(34,417,405)	(1,850,439)	(2,406,203)

From share transactions:

Proceeds from sales of shares	3,250,161	8,712,665	8,867,608	18,075,359

Reinvestment of distributions	12,957,126	34,050,958	1,850,439	2,406,145

Cost of shares redeemed	(22,985,751)	(28,577,444)	(8,720,181)	(10,854,027)

Net increase (decrease) in net assets resulting from share transactions	(6,778,464)	14,186,179	1,997,866	9,627,477

TOTAL INCREASE (DECREASE)	(20,764,044)	(75,119,144)	1,443,468	2,547,838

Net Assets:
Beginning of period	146,300,483	221,419,627	40,920,238	38,372,400

End of period	$125,536,439	$146,300,483	$42,363,706	$40,920,238

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Large Cap Core Fund		Mid Cap Growth Fund
	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022
From operations:

Net investment income (loss)	$2,162,862	$2,686,910	$(1,803,909)	$(6,374,973)

Net realized gain (loss)	(9,824,343)	90,087,091	4,067,449	38,510,258
Net change in unrealized gain (loss)	37,729,241	(299,531,227)	26,988,021	(392,512,705)
Net increase (decrease) in net assets resulting from operations	30,067,760	(206,757,226)	29,251,561	(360,377,420)

Distributions to shareholders:

From distributable earnings:
Class A Shares	(58,898,160)	(94,467,095)	(23,026,495)	(67,635,332)
Class C Shares	(2,333,506)	(3,764,198)	(619,512)	(15,805,073)
Institutional Shares	(6,566,206)	(10,320,799)	(16,642,501)	(54,055,820)
Service Shares	(41,453)	(241,187)	(2,215,669)	(6,473,043)
Investor Shares	(2,864,034)	(2,350,236)	(5,328,564)	(15,664,510)
Class R6 Shares	(5,472,703)	(8,164,475)	(11,376,499)	(32,255,834)
Class R Shares	(695,499)	(1,189,253)	(3,449,738)	(10,238,647)
Class P Shares	(7,579,703)	(11,394,754)	(2,336,037)	(10,730,774)
Total distributions to shareholders	(84,451,264)	(131,891,997)	(64,995,015)	(212,859,033)

From share transactions:

Proceeds from sales of shares	27,388,027	190,798,465	69,130,913	177,404,726

Reinvestment of distributions	80,510,833	125,788,279	61,006,885	199,802,806

Cost of shares redeemed	(79,077,610)	(157,421,316)	(155,099,841)	(313,748,065)

Net increase (decrease) in net assets resulting from share transactions	28,821,250	159,165,428	(24,962,043)	63,459,467

TOTAL DECREASE	(25,562,254)	(179,483,795)	(60,705,497)	(509,776,986)

Net Assets:
Beginning of period	1,100,324,203	1,279,807,998	964,469,042	1,474,246,028

End of period	$1,074,761,949	$1,100,324,203	$903,763,545	$964,469,042

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Growth Fund		Small/Mid Cap Growth Fund
	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022
From operations:

Net investment loss	$(88,643)	$(89,313)	$(4,682,665)	$(15,895,479)

Net realized gain (loss)	(2,349,518)	(1,836,676)	(121,992,675)	56,322,415
Net change in unrealized gain (loss)	3,315,229	(5,366,673)	187,431,805	(1,071,662,762)
Net increase (decrease) in net assets resulting from operations	877,068	(7,292,662)	60,756,465	(1,031,235,826)

Distributions to shareholders:

From distributable earnings:
Class A Shares	—	(56,194)	—	(62,416,584)
Class C Shares	—	(11,684)	—	(24,413,751)
Institutional Shares	—	(1,688,009)	—	(153,957,378)
Service Shares	—	—	—	(263,322)
Investor Shares	—	(8,566)	—	(103,538,120)
Class R6 Shares	—	(8,574)	—	(17,155,030)
Class R Shares	—	(8,551)	—	(2,048,239)
Class P Shares	—	(635,615)	—	(73,222,947)

From return of capital:
Class A Shares	—	—	—	(526,146)
Class C Shares	—	—	—	(205,798)
Institutional Shares	—	—	—	(1,297,796)
Service Shares	—	—	—	(2,220)
Investor Shares	—	—	—	(872,783)
Class R6 Shares	—	—	—	(144,610)
Class R Shares	—	—	—	(17,266)
Class P Shares	—	—	—	(617,239)
Total distributions to shareholders	—	(2,417,193)	—	(440,699,229)

From share transactions:

Proceeds from sales of shares	7,773,105	25,068,068	205,795,720	911,040,668

Reinvestment of distributions	—	2,417,193	—	413,186,636

Cost of shares redeemed	(6,824,137)	(7,573,145)	(418,325,487)	(1,248,105,485)

Net increase (decrease) in net assets resulting from share transactions	948,968	19,912,116	(212,529,767)	76,121,819

TOTAL INCREASE (DECREASE)	1,826,036	10,202,261	(151,773,302)	(1,395,813,236)

Net Assets:
Beginning of period	30,926,207	20,723,946	2,118,025,527	3,513,838,763

End of period	$32,752,243	$30,926,207	$1,966,252,225	$2,118,025,527

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Strategic Growth Fund		Technology Opportunities Fund
	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022
From operations:

Net investment loss	$(54,614)	$(684,236)	$(1,098,922)	$(4,371,060)

Net realized gain (loss)	7,268,333	11,142,187	(22,098,289)	103,357,854
Net change in unrealized loss	(10,448,793)	(64,450,982)	(12,971,011)	(351,713,397)
Net decrease in net assets resulting from operations	(3,235,074)	(53,993,031)	(36,168,222)	(252,726,603)

Distributions to shareholders:

From distributable earnings:
Class A Shares	(3,688,064)	(7,953,403)	(59,073,390)	(74,869,236)
Class C Shares	(178,464)	(870,837)	(4,679,796)	(5,848,371)
Institutional Shares	(3,310,008)	(6,118,062)	(13,244,082)	(23,454,408)
Service Shares	(65,953)	(85,719)	(1,511,457)	(1,999,587)
Investor Shares	(206,704)	(363,863)	(3,799,155)	(5,464,239)
Class R6 Shares	(356,083)	(71,703)	(8,037,564)	(461,688)
Class R Shares	(22,119)	(28,431)	—	—
Class P Shares	(5,415,754)	(9,425,707)	(10,285,667)	(19,319,680)
Total distributions to shareholders	(13,243,149)	(24,917,725)	(100,631,111)	(131,417,209)

From share transactions:

Proceeds from sales of shares	12,522,855	27,677,941	43,465,416	192,213,977

Reinvestment of distributions	12,981,568	24,520,241	95,426,778	124,715,438

Cost of shares redeemed	(31,723,276)	(55,444,746)	(124,745,908)	(264,763,196)

Net increase (decrease) in net assets resulting from share transactions	(6,218,853)	(3,246,564)	14,146,286	52,166,219

TOTAL DECREASE	(22,697,076)	(82,157,320)	(122,653,047)	(331,977,593)

Net Assets:
Beginning of period	143,908,572	226,065,892	618,447,357	950,424,950

End of period	$121,211,496	$143,908,572	$495,794,310	$618,447,357

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	U.S. Equity ESG Fund
	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022
From operations:

Net investment income	$72,975	$96,178

Net realized loss	(312,080)	(1,751,929)
Net change in unrealized gain (loss)	1,207,926	(3,493,632)
Net increase (decrease) in net assets resulting from operations	968,821	(5,149,383)

Distributions to shareholders:

From distributable earnings:
Class A Shares	(27,866)	(142,692)
Class C Shares	—	(44,937)
Institutional Shares	(10,348)	(290,021)
Investor Shares	(3,657)	(31,256)
Class R6 Shares	(8,673)	(26,498)
Class R Shares	(624)	(8,964)
Class P Shares	(69,687)	(72,352)
Total distributions to shareholders	(120,855)	(616,720)

From share transactions:

Proceeds from sales of shares	4,605,529	27,832,323

Reinvestment of distributions	120,853	613,618

Cost of shares redeemed	(1,768,245)	(21,584,853)

Net increase in net assets resulting from share transactions	2,958,137	6,861,088

TOTAL INCREASE	3,806,103	1,094,985

Net Assets:
Beginning of period	18,321,705	17,226,720

End of period	$22,127,808	$18,321,705

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class A Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$16.72		$27.55	$22.91	$17.55	$19.33	$17.62

Net investment loss(a)	(0.03)		(0.14)	(0.15)	(0.08)	(0.03)	(0.01)

Net realized and unrealized gain (loss)	—		(5.96)	6.24	6.92	0.35	3.82

Total from investment operations	(0.03)		(6.10)	6.09	6.84	0.32	3.81

Distributions to shareholders from net investment income	—		—	—	—	—	— (b)

Distributions to shareholders from net realized gains	(1.76)		(4.73)	(1.45)	(1.48)	(2.10)	(2.10)

Total distributions	(1.76)		(4.73)	(1.45)	(1.48)	(2.10)	(2.10)

Net asset value, end of period	$14.93		$16.72	$27.55	$22.91	$17.55	$19.33

Total Return(c)	(0.22)%		(26.54)%	28.17%	41.52%	3.58%	23.68%

Net assets, end of period (in 000’s)	$7,105		$7,778	$11,575	$9,302	$6,735	$5,633

Ratio of net expenses to average net assets	1.09	%(d)	1.10%	1.11%	1.16%	1.16%	1.17%

Ratio of total expenses to average net assets	1.39	%(d)	1.31%	1.32%	1.37%	1.45%	1.51%

Ratio of net investment loss to average net assets	(0.33	)%(d)	(0.66)%	(0.63)%	(0.44)%	(0.18)%	(0.05)%

Portfolio turnover rate(e)	15%		29%	37%	36%	40%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class C Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$11.47		$20.54	$17.56	$13.87	$15.88	$14.93

Net investment loss(a)	(0.06)		(0.21)	(0.24)	(0.17)	(0.13)	(0.12)

Net realized and unrealized gain (loss)	—		(4.13)	4.67	5.34	0.22	3.17

Total from investment operations	(0.06)		(4.34)	4.43	5.17	0.09	3.05

Distributions to shareholders from net realized gains	(1.76)		(4.73)	(1.45)	(1.48)	(2.10)	(2.10)

Net asset value, end of period	$9.65		$11.47	$20.54	$17.56	$13.87	$15.88

Total Return(b)	(0.61)%		(27.13)%	27.24%	40.47%	2.81%	22.74%

Net assets, end of period (in 000’s)	$374		$570	$1,008	$1,162	$823	$2,137

Ratio of net expenses to average net assets	1.84	%(c)	1.85%	1.86%	1.91%	1.91%	1.92%

Ratio of total expenses to average net assets	2.14	%(c)	2.06%	2.07%	2.10%	2.21%	2.26%

Ratio of net investment loss to average net assets	(1.10	)%(c)	(1.42)%	(1.38)%	(1.23)%	(0.98)%	(0.80)%

Portfolio turnover rate(d)	15%		29%	37%	36%	40%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Institutional Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$18.74		$30.22	$24.92	$18.93	$20.61	$18.65

Net investment income (loss)(a)	—	(b)	(0.09)	(0.08)	(0.01)	0.03	0.06

Net realized and unrealized gain (loss)	(0.01)		(6.66)	6.83	7.50	0.41	4.07

Total from investment operations	(0.01)		(6.75)	6.75	7.49	0.44	4.13

Distributions to shareholders from net investment income	—		—	—	(0.02)	(0.02)	(0.07)

Distributions to shareholders from net realized gains	(1.76)		(4.73)	(1.45)	(1.48)	(2.10)	(2.10)

Total distributions	(1.76)		(4.73)	(1.45)	(1.50)	(2.12)	(2.17)

Net asset value, end of period	$16.97		$18.74	$30.22	$24.92	$18.93	$20.61

Total Return(c)	(0.09)%		(26.32)%	28.56%	41.98%	3.98%	24.13%

Net assets, end of period (in 000’s)	$9,225		$9,676	$16,789	$13,744	$12,497	$15,286

Ratio of net expenses to average net assets	0.79	%(d)	0.80%	0.80%	0.81%	0.80%	0.81%

Ratio of total expenses to average net assets	1.02	%(d)	0.94%	0.95%	1.01%	1.07%	1.20%

Ratio of net investment income (loss) to average net assets	(0.03	)%(d)	(0.37)%	(0.32)%	(0.07)%	0.17%	0.31%

Portfolio turnover rate(e)	15%		29%	37%	36%	40%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Investor Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$17.34		$28.33	$23.46	$17.90	$19.66	$17.88

Net investment income (loss)(a)	(0.01)		(0.09)	(0.09)	(0.03)	0.01	0.03

Net realized and unrealized gain (loss)	(0.01)		(6.17)	6.41	7.07	0.36	3.88

Total from investment operations	(0.02)		(6.26)	6.32	7.04	0.37	3.91

Distributions to shareholders from net investment income	—		—	—	— (b)	(0.03)	(0.03)

Distributions to shareholders from net realized gains	(1.76)		(4.73)	(1.45)	(1.48)	(2.10)	(2.10)

Total distributions	(1.76)		(4.73)	(1.45)	(1.48)	(2.13)	(2.13)

Net asset value, end of period	$15.56		$17.34	$28.33	$23.46	$17.90	$19.66

Total Return(c)	(0.15)%		(26.35)%	28.50%	41.87%	3.83%	23.94%

Net assets, end of period (in 000’s)	$160		$163	$296	$189	$133	$463

Ratio of net expenses to average net assets	0.84	%(d)	0.85%	0.86%	0.91%	0.91%	0.92%

Ratio of total expenses to average net assets	1.14	%(d)	1.06%	1.07%	1.11%	1.22%	1.26%

Ratio of net investment income (loss) to average net assets	(0.08	)%(d)	(0.42)%	(0.39)%	(0.18)%	0.03%	0.17%

Portfolio turnover rate(e)	15%		29%	37%	36%	40%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class R6 Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$18.69		$30.15	$24.86	$18.88	$20.60	$18.65

Net investment income (loss)(a)	—	(b)	(0.09)	(0.08)	(0.01)	0.04	0.06

Net realized and unrealized gain (loss)	(0.01)		(6.64)	6.82	7.49	0.39	4.06

Total from investment operations	(0.01)		(6.73)	6.74	7.48	0.43	4.12

Distributions to shareholders from net investment income	—		—	—	(0.02)	(0.05)	(0.07)

Distributions to shareholders from net realized gains	(1.76)		(4.73)	(1.45)	(1.48)	(2.10)	(2.10)

Total distributions	(1.76)		(4.73)	(1.45)	(1.50)	(2.15)	(2.17)

Net asset value, end of period	$16.92		$18.69	$30.15	$24.86	$18.88	$20.60

Total Return(c)	(0.08)%		(26.31)%	28.59%	42.05%	4.00%	24.09%

Net assets, end of period (in 000’s)	$903		$780	$1,497	$806	$538	$99

Ratio of net expenses to average net assets	0.78	%(d)	0.79%	0.79%	0.80%	0.79%	0.80%

Ratio of total expenses to average net assets	1.01	%(d)	0.93%	0.94%	0.98%	1.04%	1.09%

Ratio of net investment income (loss) to average net assets	(0.01	)%(d)	(0.36)%	(0.30)%	(0.07)%	0.22%	0.34%

Portfolio turnover rate(e)	15%		29%	37%	36%	40%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class R Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.62		$26.11	$21.84	$16.84	$18.68	$17.13

Net investment loss(a)	(0.04)		(0.18)	(0.20)	(0.12)	(0.07)	(0.05)

Net realized and unrealized gain (loss)	(0.01)		(5.58)	5.92	6.60	0.33	3.70

Total from investment operations	(0.05)		(5.76)	5.72	6.48	0.26	3.65

Distributions to shareholders from net realized gains	(1.76)		(4.73)	(1.45)	(1.48)	(2.10)	(2.10)

Net asset value, end of period	$13.81		$15.62	$26.11	$21.84	$16.84	$18.68

Total Return(b)	(0.37)%		(26.72)%	27.84%	41.12%	3.36%	23.37%

Net assets, end of period (in 000’s)	$31		$31	$42	$33	$36	$34

Ratio of net expenses to average net assets	1.33	%(c)	1.35%	1.36%	1.41%	1.41%	1.42%

Ratio of total expenses to average net assets	1.65	%(c)	1.56%	1.57%	1.66%	1.70%	1.75%

Ratio of net investment loss to average net assets	(0.58	)%(c)	(0.91)%	(0.88)%	(0.69)%	(0.43)%	(0.29)%

Portfolio turnover rate(d)	15%		29%	37%	36%	40%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class P Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$18.68		$30.14	$24.85	$18.88	$20.60	$18.54

Net investment income (loss)(b)	—	(c)	(0.08)	(0.08)	(0.01)	0.03	0.02

Net realized and unrealized gain (loss)	(0.01)		(6.65)	6.82	7.48	0.40	2.04

Total from investment operations	(0.01)		(6.73)	6.74	7.47	0.43	2.06

Distributions to shareholders from net investment income	—		—	—	(0.02)	(0.05)	—

Distributions to shareholders from net realized gains	(1.76)		(4.73)	(1.45)	(1.48)	(2.10)	—

Total distributions	(1.76)		(4.73)	(1.45)	(1.50)	(2.15)	—

Net asset value, end of period	$16.91		$18.68	$30.14	$24.85	$18.88	$20.60

Total Return(d)	(0.09)%		(26.32)%	28.60%	42.00%	4.01%	11.11%

Net assets, end of period (in 000’s)	$107,738		$127,302	$190,213	$160,582	$128,289	$143,078

Ratio of net expenses to average net assets	0.78	%(e)	0.79%	0.79%	0.80%	0.79%	0.79	%(e)

Ratio of total expenses to average net assets	1.01	%(e)	0.93%	0.94%	0.99%	1.06%	0.72	%(e)

Ratio of net investment income (loss) to average net assets	(0.03	)%(e)	(0.35)%	(0.31)%	(0.06)%	0.18%	0.32	%(e)

Portfolio turnover rate(f)	15%		29%	37%	36%	40%	44%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class A Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$14.09		$16.94	$13.78	$11.93	$12.66	$14.09

Net investment income(a)	0.04		0.06	0.03	0.07	0.09	0.09

Net realized and unrealized gain (loss)	0.40		(1.85)	3.93	2.48	0.15	2.17

Total from investment operations	0.44		(1.79)	3.96	2.55	0.24	2.26

Distributions to shareholders from net investment income	(0.08)		(0.03)	(0.06)	(0.08)	(0.10)	(0.01)

Distributions to shareholders from net realized gains	(0.53)		(1.03)	(0.74)	(0.62)	(0.87)	(3.68)

Total distributions	(0.61)		(1.06)	(0.80)	(0.70)	(0.97)	(3.69)

Net asset value, end of period	$13.92		$14.09	$16.94	$13.78	$11.93	$12.66

Total Return(b)	3.17%		(11.46)%	30.12%	22.18%	3.07%	18.82%

Net assets, end of period (in 000’s)	$8,709		$6,820	$7,359	$5,843	$5,383	$5,490

Ratio of net expenses to average net assets	0.96	%(c)	0.96%	0.96%	1.00%	0.97%	0.95%

Ratio of total expenses to average net assets	1.58	%(c)	1.60%	2.00%	2.47%	2.88%	2.47%

Ratio of net investment income to average net assets	0.58	%(c)	0.37%	0.21%	0.58%	0.74%	0.73%

Portfolio turnover rate(d)	31%		49%	43%	69%	50%	157%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class C Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019		2018
Per Share Data

Net asset value, beginning of period	$11.57		$14.17	$11.67	$10.23	$11.00		$12.75

Net investment loss(a)	(0.01)		(0.05)	(0.07)	(0.02)	—	(b)	— (b)

Net realized and unrealized gain (loss)	0.34		(1.52)	3.31	2.10	0.13		1.93

Total from investment operations	0.33		(1.57)	3.24	2.08	0.13		1.93

Distributions to shareholders from net investment income	—		—	—	(0.02)	(0.03)		—

Distributions to shareholders from net realized gains	(0.53)		(1.03)	(0.74)	(0.62)	(0.87)		(3.68)

Total distributions	(0.53)		(1.03)	(0.74)	(0.64)	(0.90)		(3.68)

Net asset value, end of period	$11.37		$11.57	$14.17	$11.67	$10.23		$11.00

Total Return(c)	2.82%		(12.07)%	29.19%	21.16%	2.30%		18.00%

Net assets, end of period (in 000’s)	$790		$890	$1,354	$1,516	$1,288		$1,304

Ratio of net expenses to average net assets	1.71	%(d)	1.71%	1.71%	1.75%	1.72%		1.70%

Ratio of total expenses to average net assets	2.34	%(d)	2.35%	2.76%	3.19%	3.63%		3.20%

Ratio of net investment loss to average net assets	(0.17	)%(d)	(0.39)%	(0.54)%	(0.16)%	0.00	%(e)	(0.02)%

Portfolio turnover rate(f)	31%		49%	43%	69%	50%		157%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005% per share.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Institutional Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.53		$18.56	$15.01	$12.94	$13.61	$14.88

Net investment income(a)	0.07		0.13	0.09	0.12	0.13	0.14

Net realized and unrealized gain (loss)	0.44		(2.04)	4.31	2.70	0.19	2.33

Total from investment operations	0.51		(1.91)	4.40	2.82	0.32	2.47

Distributions to shareholders from net investment income	(0.12)		(0.09)	(0.11)	(0.13)	(0.12)	(0.06)

Distributions to shareholders from net realized gains	(0.53)		(1.03)	(0.74)	(0.62)	(0.87)	(3.68)

Total distributions	(0.65)		(1.12)	(0.85)	(0.75)	(0.99)	(3.74)

Net asset value, end of period	$15.39		$15.53	$18.56	$15.01	$12.94	$13.61

Total Return(b)	3.33%		(11.10)%	30.62%	22.53%	3.47%	19.29%

Net assets, end of period (in 000’s)	$9,199		$8,832	$4,514	$594	$587	$1,633

Ratio of net expenses to average net assets	0.59	%(c)	0.59%	0.59%	0.62%	0.59%	0.59%

Ratio of total expenses to average net assets	1.21	%(c)	1.24%	1.46%	2.11%	2.41%	2.01%

Ratio of net investment income to average net assets	0.97	%(c)	0.78%	0.54%	0.95%	1.08%	1.04%

Portfolio turnover rate(d)	31%		49%	43%	69%	50%	157%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Investor Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.12		$18.09	$14.66	$12.65	$13.35	$14.63

Net investment income(a)	0.07		0.14	0.07	0.10	0.12	0.12

Net realized and unrealized gain (loss)	0.42		(2.01)	4.19	2.64	0.18	2.28

Total from investment operations	0.49		(1.87)	4.26	2.74	0.30	2.40

Distributions to shareholders from net investment income	(0.05)		(0.07)	(0.09)	(0.11)	(0.13)	—

Distributions to shareholders from net realized gains	(0.53)		(1.03)	(0.74)	(0.62)	(0.87)	(3.68)

Total distributions	(0.58)		(1.10)	(0.83)	(0.73)	(1.00)	(3.68)

Net asset value, end of period	$15.03		$15.12	$18.09	$14.66	$12.65	$13.35

Total Return(b)	3.29%		(11.21)%	30.39%	22.43%	3.40%	19.08%

Net assets, end of period (in 000’s)	$235		$66	$52	$38	$70	$68

Ratio of net expenses to average net assets	0.71	%(c)	0.71%	0.71%	0.76%	0.72%	0.70%

Ratio of total expenses to average net assets	1.33	%(c)	1.42%	1.74%	2.66%	2.63%	2.08%

Ratio of net investment income to average net assets	0.91	%(c)	0.91%	0.46%	0.78%	0.99%	0.88%

Portfolio turnover rate(d)	31%		49%	43%	69%	50%	157%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class R6 Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.50		$18.52	$14.98	$12.91	$13.61	$14.88

Net investment income(a)	0.07		0.15	0.10	0.13	0.14	0.15

Net realized and unrealized gain (loss)	0.45		(2.05)	4.29	2.69	0.18	2.32

Total from investment operations	0.52		(1.90)	4.39	2.82	0.32	2.47

Distributions to shareholders from net investment income	(0.13)		(0.09)	(0.11)	(0.13)	(0.15)	(0.06)

Distributions to shareholders from net realized gains	(0.53)		(1.03)	(0.74)	(0.62)	(0.87)	(3.68)

Total distributions	(0.66)		(1.12)	(0.85)	(0.75)	(1.02)	(3.74)

Net asset value, end of period	$15.36		$15.50	$18.52	$14.98	$12.91	$13.61

Total Return(b)	3.41%		(11.12)%	30.64%	22.60%	3.47%	19.27%

Net assets, end of period (in 000’s)	$1,992		$2,061	$334	$226	$202	$14

Ratio of net expenses to average net assets	0.58	%(c)	0.58%	0.58%	0.61%	0.59%	0.58%

Ratio of total expenses to average net assets	1.21	%(c)	1.26%	1.61%	2.10%	2.59%	2.09%

Ratio of net investment income to average net assets	0.96	%(c)	0.92%	0.59%	0.96%	1.17%	1.11%

Portfolio turnover rate(d)	31%		49%	43%	69%	50%	157%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class R Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.32		$16.08	$13.13	$11.40	$12.14	$13.67

Net investment income (loss)(a)	0.02		— (b)	(0.01)	0.04	0.05	0.06

Net realized and unrealized gain (loss)	0.39		(1.73)	3.74	2.36	0.16	2.09

Total from investment operations	0.41		(1.73)	3.73	2.40	0.21	2.15

Distributions to shareholders from net investment income	(0.05)		—	(0.04)	(0.05)	(0.08)	—

Distributions to shareholders from net realized gains	(0.53)		(1.03)	(0.74)	(0.62)	(0.87)	(3.68)

Total distributions	(0.58)		(1.03)	(0.78)	(0.67)	(0.95)	(3.68)

Net asset value, end of period	$13.15		$13.32	$16.08	$13.13	$11.40	$12.14

Total Return(c)	3.12%		(11.68)%	29.78%	21.78%	2.89%	18.50%

Net assets, end of period (in 000’s)	$11		$10	$46	$49	$39	$49

Ratio of net expenses to average net assets	1.21	%(d)	1.21%	1.21%	1.25%	1.22%	1.20%

Ratio of total expenses to average net assets	1.84	%(d)	1.89%	2.23%	2.63%	3.13%	2.74%

Ratio of net investment income (loss) to average net assets	0.32	%(d)	0.01%	(0.04)%	0.33%	0.49%	0.48%

Portfolio turnover rate(e)	31%		49%	43%	69%	50%	157%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class P Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$15.51		$18.52	$14.99	$12.92	$13.61	$12.75

Net investment income(b)	0.07		0.13	0.10	0.13	0.14	0.09

Net realized and unrealized gain (loss)	0.44		(2.02)	4.28	2.69	0.19	0.77

Total from investment operations	0.51		(1.89)	4.38	2.82	0.33	0.86

Distributions to shareholders from net investment income	(0.12)		(0.09)	(0.11)	(0.13)	(0.15)	—

Distributions to shareholders from net realized gains	(0.53)		(1.03)	(0.74)	(0.62)	(0.87)	—

Total distributions	(0.65)		(1.12)	(0.85)	(0.75)	(1.02)	—

Net asset value, end of period	$15.37		$15.51	$18.52	$14.99	$12.92	$13.61

Total Return(c)	3.40%		(11.07)%	30.55%	22.58%	3.56%	6.75%

Net assets, end of period (in 000’s)	$21,428		$22,240	$24,713	$15,263	$11,110	$12,616

Ratio of net expenses to average net assets	0.58	%(d)	0.58%	0.58%	0.61%	0.58%	0.58	%(d)

Ratio of total expenses to average net assets	1.20	%(d)	1.22%	1.59%	1.94%	2.47%	3.14	%(d)

Ratio of net investment income to average net assets	0.96	%(d)	0.75%	0.59%	0.96%	1.13%	1.79	%(d)

Portfolio turnover rate(e)	31%		49%	43%	69%	50%	157%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Core Fund
	Class A Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$26.18		$34.35	$26.94	$22.93	$32.46	$28.92

Net investment income (loss)(a)	0.04		0.04	(0.05)	0.05	0.08	0.02

Net realized and unrealized gain (loss)	0.69		(4.79)	8.52	4.93	(0.28)	6.01

Total from investment operations	0.73		(4.75)	8.47	4.98	(0.20)	6.03

Distributions to shareholders from net investment income	(0.08)		—	(0.06)	(0.08)	— (b)	(0.02)

Distributions to shareholders from net realized gains	(1.99)		(3.42)	(1.00)	(0.89)	(9.33)	(2.47)

Total distributions	(2.07)		(3.42)	(1.06)	(0.97)	(9.33)	(2.49)

Net asset value, end of period	$24.84		$26.18	$34.35	$26.94	$22.93	$32.46

Total Return(c)	2.77%		(15.37)%	32.38%	22.26%	3.72%	22.01%

Net assets, end of period (in 000’s)	$744,121		$756,801	$961,786	$776,919	$708,827	$745,362

Ratio of net expenses to average net assets	1.04	%(d)	1.07%	1.11%	1.14%	1.14%	1.14%

Ratio of total expenses to average net assets	1.16	%(d)	1.15%	1.17%	1.22%	1.22%	1.31%

Ratio of net investment income (loss) to average net assets	0.32	%(d)	0.14%	(0.17)%	0.23%	0.36%	0.06%

Portfolio turnover rate(e)	19%		63%	46%	47%	55%	93%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Core Fund
	Class C Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.81		$19.86	$16.05	$14.05	$24.01	$22.13

Net investment loss(a)	(0.03)		(0.10)	(0.16)	(0.06)	(0.07)	(0.16)

Net realized and unrealized gain (loss)	0.36		(2.53)	4.97	2.95	(0.56)	4.51

Total from investment operations	0.33		(2.63)	4.81	2.89	(0.63)	4.35

Distributions to shareholders from net investment income	(0.03)		—	—	—	—	—

Distributions to shareholders from net realized gains	(1.99)		(3.42)	(1.00)	(0.89)	(9.33)	(2.47)

Total distributions	(2.02)		(3.42)	(1.00)	(0.89)	(9.33)	(2.47)

Net asset value, end of period	$12.12		$13.81	$19.86	$16.05	$14.05	$24.01

Total Return(b)	2.39%		(16.04)%	31.41%	21.37%	3.01%	21.11%

Net assets, end of period (in 000’s)	$15,954		$16,518	$21,144	$16,596	$18,674	$65,983

Ratio of net expenses to average net assets	1.79	%(c)	1.82%	1.86%	1.89%	1.89%	1.89%

Ratio of total expenses to average net assets	1.91	%(c)	1.90%	1.92%	1.97%	1.97%	2.06%

Ratio of net investment loss to average net assets	(0.43	)%(c)	(0.61)%	(0.92)%	(0.45)%	(0.41)%	(0.70)%

Portfolio turnover rate(d)	19%		63%	46%	47%	55%	93%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Core Fund
	Institutional Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$31.09		$40.01	$31.19	$26.39	$35.76	$31.60

Net investment income(a)	0.10		0.17	0.07	0.16	0.20	0.13

Net realized and unrealized gain (loss)	0.81		(5.67)	9.90	5.70	(0.17)	6.62

Total from investment operations	0.91		(5.50)	9.97	5.86	0.03	6.75

Distributions to shareholders from net investment income	(0.17)		—	(0.15)	(0.17)	(0.07)	(0.12)

Distributions to shareholders from net realized gains	(1.99)		(3.42)	(1.00)	(0.89)	(9.33)	(2.47)

Total distributions	(2.16)		(3.42)	(1.15)	(1.06)	(9.40)	(2.59)

Net asset value, end of period	$29.84		$31.09	$40.01	$31.19	$26.39	$35.76

Total Return(b)	2.95%		(15.08)%	32.86%	22.71%	4.14%	22.50%

Net assets, end of period (in 000’s)	$89,494		$93,741	$118,823	$64,708	$60,169	$77,293

Ratio of net expenses to average net assets	0.70	%(c)	0.72%	0.74%	0.76%	0.75%	0.75%

Ratio of total expenses to average net assets	0.79	%(c)	0.78%	0.80%	0.84%	0.83%	0.93%

Ratio of net investment income to average net assets	0.66	%(c)	0.49%	0.20%	0.58%	0.74%	0.40%

Portfolio turnover rate(d)	19%		63%	46%	47%	55%	93%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Core Fund
	Service Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$24.51		$32.41	$25.46	$21.73	$31.33	$28.00

Net investment income (loss)(a)	0.02		(0.03)	(0.08)	0.03	0.06	(0.01)

Net realized and unrealized gain (loss)	0.64		(4.45)	8.04	4.66	(0.33)	5.81

Total from investment operations	0.66		(4.48)	7.96	4.69	(0.27)	5.80

Distributions to shareholders from net investment income	(0.04)		—	(0.01)	(0.07)	—	—

Distributions to shareholders from net realized gains	(1.99)		(3.42)	(1.00)	(0.89)	(9.33)	(2.47)

Total distributions	(2.03)		(3.42)	(1.01)	(0.96)	(9.33)	(2.47)

Net asset value, end of period	$23.14		$24.51	$32.41	$25.46	$21.73	$31.33

Total Return(b)	2.72%		(15.50)%	32.21%	22.12%	3.57%	21.91%

Net assets, end of period (in 000’s)	$878		$486	$2,151	$1,814	$1,546	$1,802

Ratio of net expenses to average net assets	1.20	%(c)	1.23%	1.24%	1.26%	1.25%	1.25%

Ratio of total expenses to average net assets	1.30	%(c)	1.28%	1.30%	1.34%	1.33%	1.41%

Ratio of net investment income (loss) to average net assets	0.17	%(c)	(0.11)%	(0.30)%	0.13%	0.25%	(0.04)%

Portfolio turnover rate(d)	19%		63%	46%	47%	55%	93%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Core Fund
	Investor Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$26.96		$35.18	$27.56	$23.43	$32.94	$29.31

Net investment income(a)	0.07		0.13	0.02	0.11	0.15	0.09

Net realized and unrealized gain (loss)	0.70		(4.93)	8.73	5.05	(0.28)	6.11

Total from investment operations	0.77		(4.80)	8.75	5.16	(0.13)	6.20

Distributions to shareholders from net investment income	(0.15)		—	(0.13)	(0.14)	(0.05)	(0.10)

Distributions to shareholders from net realized gains	(1.99)		(3.42)	(1.00)	(0.89)	(9.33)	(2.47)

Total distributions	(2.14)		(3.42)	(1.13)	(1.03)	(9.38)	(2.57)

Net asset value, end of period	$25.59		$26.96	$35.18	$27.56	$23.43	$32.94

Total Return(b)	2.88%		(15.16)%	32.71%	22.56%	3.96%	22.35%

Net assets, end of period (in 000’s)	$28,512		$36,346	$21,889	$8,703	$6,649	$9,259

Ratio of net expenses to average net assets	0.79	%(c)	0.81%	0.86%	0.89%	0.89%	0.89%

Ratio of total expenses to average net assets	0.91	%(c)	0.90%	0.92%	0.96%	0.97%	1.06%

Ratio of net investment income to average net assets	0.57	%(c)	0.44%	0.08%	0.46%	0.60%	0.31%

Portfolio turnover rate(d)	19%		63%	46%	47%	55%	93%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Core Fund
	Class R6 Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$31.04		$39.96	$31.14	$26.35	$35.75	$31.60

Net investment income(a)	0.10		0.19	0.07	0.16	0.19	0.20

Net realized and unrealized gain (loss)	0.81		(5.69)	9.90	5.69	(0.17)	6.55

Total from investment operations	0.91		(5.50)	9.97	5.85	0.02	6.75

Distributions to shareholders from net investment income	(0.17)		—	(0.15)	(0.17)	(0.09)	(0.13)

Distributions to shareholders from net realized gains	(1.99)		(3.42)	(1.00)	(0.89)	(9.33)	(2.47)

Total distributions	(2.16)		(3.42)	(1.15)	(1.06)	(9.42)	(2.60)

Net asset value, end of period	$29.79		$31.04	$39.96	$31.14	$26.35	$35.75

Total Return(b)	2.93%		(15.07)%	32.92%	22.71%	4.12%	22.53%

Net assets, end of period (in 000’s)	$79,630		$78,897	$8,707	$2,454	$2,313	$60

Ratio of net expenses to average net assets	0.69	%(c)	0.70%	0.73%	0.75%	0.74%	0.74%

Ratio of total expenses to average net assets	0.78	%(c)	0.77%	0.78%	0.83%	0.83%	0.90%

Ratio of net investment income to average net assets	0.67	%(c)	0.56%	0.21%	0.59%	0.75%	0.60%

Portfolio turnover rate(d)	19%		63%	46%	47%	55%	93%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Core Fund
	Class R Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$24.29		$32.19	$25.32	$21.63	$31.26	$28.01

Net investment income (loss)(a)	0.01		(0.03)	(0.12)	— (b)	0.02	(0.06)

Net realized and unrealized gain (loss)	0.63		(4.45)	8.01	4.62	(0.32)	5.81

Total from investment operations	0.64		(4.48)	7.89	4.62	(0.30)	5.75

Distributions to shareholders from net investment income	(0.03)		—	(0.02)	(0.04)	—	(0.03)

Distributions to shareholders from net realized gains	(1.99)		(3.42)	(1.00)	(0.89)	(9.33)	(2.47)

Total distributions	(2.02)		(3.42)	(1.02)	(0.93)	(9.33)	(2.50)

Net asset value, end of period	$22.91		$24.29	$32.19	$25.32	$21.63	$31.26

Total Return(c)	2.60%		(15.58)%	32.09%	21.90%	3.47%	21.73%

Net assets, end of period (in 000’s)	$8,345		$8,186	$12,608	$10,097	$8,559	$8,887

Ratio of net expenses to average net assets	1.29	%(d)	1.32%	1.36%	1.39%	1.39%	1.39%

Ratio of total expenses to average net assets	1.41	%(d)	1.40%	1.42%	1.47%	1.47%	1.56%

Ratio of net investment income (loss) to average net assets	0.07	%(d)	(0.12)%	(0.42)%	0.01%	0.11%	(0.20)%

Portfolio turnover rate(e)	19%		63%	46%	47%	55%	93%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Core Fund
	Class P Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$31.03		$39.94	$31.13	$26.34	$35.74	$33.39

Net investment income(b)	0.10		0.18	0.07	0.16	0.20	0.09

Net realized and unrealized gain (loss)	0.81		(5.67)	9.89	5.69	(0.18)	2.26

Total from investment operations	0.91		(5.49)	9.96	5.85	0.02	2.35

Distributions to shareholders from net investment income	(0.17)		—	(0.15)	(0.17)	(0.09)	—

Distributions to shareholders from net realized gains	(1.99)		(3.42)	(1.00)	(0.89)	(9.33)	—

Total distributions	(2.16)		(3.42)	(1.15)	(1.06)	(9.42)	—

Net asset value, end of period	$29.78		$31.03	$39.94	$31.13	$26.34	$35.74

Total Return(c)	2.97%		(15.08)%	32.90%	22.73%	4.13%	7.04%

Net assets, end of period (in 000’s)	$107,828		$109,347	$132,700	$95,182	$85,422	$104,131

Ratio of net expenses to average net assets	0.69	%(d)	0.71%	0.73%	0.75%	0.74%	0.74	%(d)

Ratio of total expenses to average net assets	0.78	%(d)	0.77%	0.79%	0.83%	0.82%	0.85	%(d)

Ratio of net investment income to average net assets	0.67	%(d)	0.50%	0.21%	0.59%	0.75%	0.72	%(d)

Portfolio turnover rate(e)	19%		63%	46%	47%	55%	93%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Growth Fund
	Class A Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$11.03		$18.20	$17.14	$18.14	$23.42	$23.97

Net investment loss(a)	(0.03)		(0.10)	(0.15)	(0.10)	(0.09)	(0.14)

Net realized and unrealized gain (loss)	0.39		(3.93)	5.26	4.13	0.69	4.20

Total from investment operations	0.36		(4.03)	5.11	4.03	0.60	4.06

Distributions to shareholders from net realized gains	(1.00)		(3.14)	(4.05)	(5.03)	(5.88)	(4.61)

Net asset value, end of period	$10.39		$11.03	$18.20	$17.14	$18.14	$23.42

Total Return(b)	3.29%		(25.93)%	33.85%	28.84%	8.00%	19.37%

Net assets, end of period (in 000’s)	$252,646		$262,404	$404,921	$347,644	$331,433	$421,605

Ratio of net expenses to average net assets	1.21	%(c)	1.24%	1.24%	1.25%	1.27%	1.30%

Ratio of total expenses to average net assets	1.38	%(c)	1.37%	1.37%	1.41%	1.39%	1.40%

Ratio of net investment loss to average net assets	(0.58	)%(c)	(0.73)%	(0.87)%	(0.64)%	(0.51)%	(0.60)%

Portfolio turnover rate(d)	17%		50%	57%	65%	69%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Growth Fund
	Class C Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data*

Net asset value, beginning of period	$17.15		$102.96	$162.72	$243.84	$386.64	$430.80

Net investment loss(a)	(0.11)		(0.48)	(1.68)	(2.16)	(3.12)	(5.28)

Net realized and unrealized gain (loss)	0.62		(9.97)	39.12	41.76	1.44	71.76

Total from investment operations	0.51		(10.45)	37.44	39.60	(1.68)	66.48

Distributions to shareholders from net realized gains	(1.00)		(75.36)	(97.20)	(120.72)	(141.12)	(110.64)

Net asset value, end of period	$16.66		$17.15	$102.96	$162.72	$243.84	$386.64

Total Return(b)	2.98%		(26.40)%	32.89%	27.86%	7.24%	18.52%

Net assets, end of period (in 000’s)	$10,475		$13,261	$23,337	$28,894	$40,072	$77,990

Ratio of net expenses to average net assets	1.96	%(c)	1.99%	1.99%	2.00%	2.02%	2.05%

Ratio of total expenses to average net assets	2.13	%(c)	2.12%	2.12%	2.16%	2.14%	2.15%

Ratio of net investment loss to average net assets	(1.34	)%(c)	(1.48)%	(1.62)%	(1.38)%	(1.25)%	(1.35)%

Portfolio turnover rate(d)	17%		50%	57%	65%	69%	60%

*	On June 10, 2022, the Fund’s Class C Shares affected a 24-for-1 reverse share split. All per share data prior to June 10, 2022 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Growth Fund
	Institutional Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$17.37		$26.68	$23.41	$22.93	$27.78	$27.54

Net investment loss(a)	(0.02)		(0.08)	(0.13)	(0.06)	(0.04)	(0.07)

Net realized and unrealized gain (loss)	0.62		(6.09)	7.45	5.57	1.07	4.92

Total from investment operations	0.60		(6.17)	7.32	5.51	1.03	4.85

Distributions to shareholders from net realized gains	(1.00)		(3.14)	(4.05)	(5.03)	(5.88)	(4.61)

Net asset value, end of period	$16.97		$17.37	$26.68	$23.41	$22.93	$27.78

Total Return(b)	3.48%		(25.69)%	34.27%	29.33%	8.34%	19.78%

Net assets, end of period (in 000’s)	$286,258		$313,137	$478,127	$442,693	$491,659	$1,178,239

Ratio of net expenses to average net assets	0.88	%(c)	0.90%	0.90%	0.91%	0.93%	0.96%

Ratio of total expenses to average net assets	1.01	%(c)	1.00%	1.00%	1.03%	1.00%	1.01%

Ratio of net investment loss to average net assets	(0.26	)%(c)	(0.39)%	(0.53)%	(0.29)%	(0.17)%	(0.26)%

Portfolio turnover rate(d)	17%		50%	57%	65%	69%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Growth Fund
	Service Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$9.36		$15.97	$15.50	$16.89	$22.29	$23.05

Net investment loss(a)	(0.03)		(0.10)	(0.16)	(0.11)	(0.11)	(0.17)

Net realized and unrealized gain (loss)	0.33		(3.37)	4.68	3.75	0.59	4.02

Total from investment operations	0.30		(3.47)	4.52	3.64	0.48	3.85

Distributions to shareholders from net realized gains	(1.00)		(3.14)	(4.05)	(5.03)	(5.88)	(4.61)

Net asset value, end of period	$8.66		$9.36	$15.97	$15.50	$16.89	$22.29

Total Return(b)	3.23%		(26.06)%	33.59%	28.64%	7.82%	19.21%

Net assets, end of period (in 000’s)	$21,350		$21,107	$33,114	$27,723	$27,094	$34,211

Ratio of net expenses to average net assets	1.38	%(c)	1.40%	1.40%	1.41%	1.43%	1.46%

Ratio of total expenses to average net assets	1.51	%(c)	1.50%	1.50%	1.53%	1.51%	1.51%

Ratio of net investment loss to average net assets	(0.76	)%(c)	(0.90)%	(1.03)%	(0.79)%	(0.67)%	(0.76)%

Portfolio turnover rate(d)	17%		50%	57%	65%	69%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Growth Fund
	Investor Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$12.84		$20.61	$18.90	$19.47	$24.59	$24.90

Net investment loss(a)	(0.02)		(0.07)	(0.12)	(0.07)	(0.05)	(0.08)

Net realized and unrealized gain (loss)	0.46		(4.56)	5.88	4.53	0.81	4.38

Total from investment operations	0.44		(4.63)	5.76	4.46	0.76	4.30

Distributions to shareholders from net realized gains	(1.00)		(3.14)	(4.05)	(5.03)	(5.88)	(4.61)

Net asset value, end of period	$12.28		$12.84	$20.61	$18.90	$19.47	$24.59

Total Return(b)	3.46%		(25.79)%	34.19%	29.15%	8.33%	19.64%

Net assets, end of period (in 000’s)	$71,198		$70,759	$105,878	$81,928	$77,012	$93,889

Ratio of net expenses to average net assets	0.96	%(c)	0.99%	0.99%	1.00%	1.01%	1.05%

Ratio of total expenses to average net assets	1.13	%(c)	1.12%	1.12%	1.16%	1.15%	1.15%

Ratio of net investment loss to average net assets	(0.33	)%(c)	(0.48)%	(0.62)%	(0.39)%	(0.25)%	(0.35)%

Portfolio turnover rate(d)	17%		50%	57%	65%	69%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Growth Fund
	Class R6 Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$17.40		$26.72	$23.44	$22.95	$27.80	$27.55

Net investment loss(a)	(0.02)		(0.08)	(0.13)	(0.06)	(0.04)	(0.07)

Net realized and unrealized gain (loss)	0.63		(6.10)	7.46	5.58	1.07	4.93

Total from investment operations	0.61		(6.18)	7.33	5.52	1.03	4.86

Distributions to shareholders from net realized gains	(1.00)		(3.14)	(4.05)	(5.03)	(5.88)	(4.61)

Net asset value, end of period	$17.01		$17.40	$26.72	$23.44	$22.95	$27.80

Total Return(b)	3.53%		(25.69)%	34.27%	29.35%	8.35%	19.80%

Net assets, end of period (in 000’s)	$185,895		$199,472	$283,233	$211,480	$181,988	$231,077

Ratio of net expenses to average net assets	0.87	%(c)	0.89%	0.89%	0.90%	0.92%	0.95%

Ratio of total expenses to average net assets	1.00	%(c)	0.99%	0.99%	1.02%	1.00%	0.99%

Ratio of net investment loss to average net assets	(0.25	)%(c)	(0.38)%	(0.53)%	(0.28)%	(0.16)%	(0.25)%

Portfolio turnover rate(d)	17%		50%	57%	65%	69%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Growth Fund
	Class R Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$9.37		$15.99	$15.53	$16.92	$22.33	$23.11

Net investment loss(a)	(0.04)		(0.11)	(0.17)	(0.12)	(0.13)	(0.19)

Net realized and unrealized gain (loss)	0.34		(3.37)	4.68	3.76	0.60	4.02

Total from investment operations	0.30		(3.48)	4.51	3.64	0.47	3.83

Distributions to shareholders from net realized gains	(1.00)		(3.14)	(4.05)	(5.03)	(5.88)	(4.61)

Net asset value, end of period	$8.67		$9.37	$15.99	$15.53	$16.92	$22.33

Total Return(b)	3.24%		(26.10)%	33.44%	28.58%	7.75%	19.06%

Net assets, end of period (in 000’s)	$32,988		$33,397	$54,987	$48,780	$45,005	$54,359

Ratio of net expenses to average net assets	1.46	%(c)	1.49%	1.49%	1.50%	1.51%	1.55%

Ratio of total expenses to average net assets	1.63	%(c)	1.62%	1.62%	1.66%	1.64%	1.65%

Ratio of net investment loss to average net assets	(0.83	)%(c)	(0.98)%	(1.12)%	(0.89)%	(0.76)%	(0.85)%

Portfolio turnover rate(d)	17%		50%	57%	65%	69%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Growth Fund
	Class P Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$17.41		$26.74	$23.45	$22.96	$27.80	$26.35

Net investment loss(b)	(0.02)		(0.08)	(0.13)	(0.06)	(0.04)	(0.04)

Net realized and unrealized gain (loss)	0.63		(6.11)	7.47	5.58	1.08	1.49

Total from investment operations	0.61		(6.19)	7.34	5.52	1.04	1.45

Distributions to shareholders from net realized gains	(1.00)		(3.14)	(4.05)	(5.03)	(5.88)	—

Net asset value, end of period	$17.02		$17.41	$26.74	$23.45	$22.96	$27.80

Total Return(c)	3.53%		(25.68)%	34.26%	29.34%	8.38%	5.50%

Net assets, end of period (in 000’s)	$42,954		$50,932	$90,649	$69,989	$69,893	$94,794

Ratio of net expenses to average net assets	0.87	%(d)	0.89%	0.89%	0.90%	0.92%	0.95	%(d)

Ratio of total expenses to average net assets	1.00	%(d)	0.99%	0.99%	1.02%	1.00%	1.00	%(d)

Ratio of net investment loss to average net assets	(0.25	)%(d)	(0.40)%	(0.53)%	(0.28)%	(0.16)%	(0.36	)%(d)

Portfolio turnover rate(e)	17%		50%	57%	65%	69%	60%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Class A Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2020(a)
			2022		2021
Per Share Data

Net asset value, beginning of period	$11.16		$16.89		$12.81		$10.00

Net investment loss(b)	(0.05)		(0.10	)(c)	(0.16	)(d)	(0.09)

Net realized and unrealized gain (loss)	0.39		(4.04)		5.36		2.92

Total from investment operations	0.34		(4.14)		5.20		2.83

Distributions to shareholders from net investment income	—		—		(0.02)		(0.02)

Distributions to shareholders from net realized gains	—		(1.59)		(1.10)		—

Total distributions	—		(1.59)		(1.12)		(0.02)

Net asset value, end of period	$11.50		$11.16		$16.89		$12.81

Total Return(e)	3.05%		(26.55)%		41.87%		28.30%

Net assets, end of period (in 000’s)	$496		$451		$669		$175

Ratio of net expenses to average net assets	1.26	%(f)	1.28%		1.28%		1.30	%(f)

Ratio of total expenses to average net assets	2.08	%(f)	2.16%		3.50%		8.30	%(f)

Ratio of net investment loss to average net assets	(0.95	)%(f)	(0.74	)%(c)	(1.01)%		(0.94	)%(f)

Portfolio turnover rate(g)	50%		81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.10% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Class C Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2020(a)
			2022		2021
Per Share Data

Net asset value, beginning of period	$10.93		$16.69		$12.74		$10.00

Net investment loss(b)	(0.09)		(0.20	)(c)	(0.27	)(d)	(0.15)

Net realized and unrealized gain (loss)	0.38		(3.97)		5.32		2.89

Total from investment operations	0.29		(4.17)		5.05		2.74

Distributions to shareholders from net investment income	—		—		—		—	(e)

Distributions to shareholders from net realized gains	—		(1.59)		(1.10)		—

Total distributions	—		(1.59)		(1.10)		—	(e)

Net asset value, end of period	$11.22		$10.93		$16.69		$12.74

Total Return(f)	2.65%		(27.08)%		40.86%		27.44%

Net assets, end of period (in 000’s)	$74		$72		$119		$91

Ratio of net expenses to average net assets	2.01	%(g)	2.03%		2.03%		2.06	%(g)

Ratio of total expenses to average net assets	2.83	%(g)	2.92%		4.09%		9.80	%(g)

Ratio of net investment loss to average net assets	(1.70	)%(g)	(1.48	)%(c)	(1.78)%		(1.70	)%(g)

Portfolio turnover rate(h)	50%		81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.10% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(e)	Amount is less than $0.005 per share.
(f)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(g)	Annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Institutional Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2020(a)
			2022		2021
Per Share Data

Net asset value, beginning of period	$11.28		$16.98		$12.84		$10.00

Net investment loss(b)	(0.03)		(0.04	)(c)	(0.10	)(d)	(0.05)

Net realized and unrealized gain (loss)	0.39		(4.07)		5.37		2.91

Total from investment operations	0.36		(4.11)		5.27		2.86

Distributions to shareholders from net investment income	—		—		(0.03)		(0.02)

Distributions to shareholders from net realized gains	—		(1.59)		(1.10)		—

Total distributions	—		(1.59)		(1.13)		(0.02)

Net asset value, end of period	$11.64		$11.28		$16.98		$12.84

Total Return(e)	3.19%		(26.21)%		42.36%		28.68%

Net assets, end of period (in 000’s)	$18,283		$18,661		$14,313		$10,516

Ratio of net expenses to average net assets	0.91	%(f)	0.91%		0.91%		0.93	%(f)

Ratio of total expenses to average net assets	1.71	%(f)	1.75%		2.93%		8.24	%(f)

Ratio of net investment loss to average net assets	(0.59	)%(f)	(0.34	)%(c)	(0.66)%		(0.58	)%(f)

Portfolio turnover rate(g)	50%		81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.10% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Investor Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2020(a)
			2022		2021
Per Share Data

Net asset value, beginning of period	$11.24		$16.96		$12.83		$10.00

Net investment loss(b)	(0.04)		(0.06	)(c)	(0.12	)(d)	(0.06)

Net realized and unrealized gain (loss)	0.40		(4.07)		5.37		2.91

Total from investment operations	0.36		(4.13)		5.25		2.85

Distributions to shareholders from net investment income	—		—		(0.02)		(0.02)

Distributions to shareholders from net realized gains	—		(1.59)		(1.10)		—

Total distributions	—		(1.59)		(1.12)		(0.02)

Net asset value, end of period	$11.60		$11.24		$16.96		$12.83

Total Return(e)	3.20%		(26.37)%		42.21%		28.55%

Net assets, end of period (in 000’s)	$69		$67		$91		$64

Ratio of net expenses to average net assets	1.01	%(f)	1.03%		1.03%		1.06	%(f)

Ratio of total expenses to average net assets	1.83	%(f)	1.90%		3.13%		9.22	%(f)

Ratio of net investment loss to average net assets	(0.70	)%(f)	(0.48	)%(c)	(0.78)%		(0.69	)%(f)

Portfolio turnover rate(g)	50%		81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.10% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Class R6 Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2020(a)
			2022		2021
Per Share Data

Net asset value, beginning of period	$11.28		$16.99		$12.84		$10.00

Net investment loss(b)	(0.03)		(0.05	)(c)	(0.10	)(d)	(0.05)

Net realized and unrealized gain (loss)	0.39		(4.07)		5.38		2.91

Total from investment operations	0.36		(4.12)		5.28		2.86

Distributions to shareholders from net investment income	—		—		(0.03)		(0.02)

Distributions to shareholders from net realized gains	—		(1.59)		(1.10)		—

Total distributions	—		(1.59)		(1.13)		(0.02)

Net asset value, end of period	$11.64		$11.28		$16.99		$12.84

Total Return(e)	3.19%		(26.25)%		42.44%		28.68%

Net assets, end of period (in 000’s)	$72		$68		$92		$64

Ratio of net expenses to average net assets	0.90	%(f)	0.90%		0.90%		0.93	%(f)

Ratio of total expenses to average net assets	1.70	%(f)	1.77%		3.00%		9.08	%(f)

Ratio of net investment loss to average net assets	(0.58	)%(f)	(0.35	)%(c)	(0.65)%		(0.55	)%(f)

Portfolio turnover rate(g)	50%		81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.10% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Class R Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2020(a)
			2022		2021
Per Share Data

Net asset value, beginning of period	$11.09		$16.84		$12.79		$10.00

Net investment loss(b)	(0.07)		(0.13	)(c)	(0.20	)(d)	(0.11)

Net realized and unrealized gain (loss)	0.40		(4.03)		5.35		2.91

Total from investment operations	0.33		(4.16)		5.15		2.80

Distributions to shareholders from net investment income	—		—		—		(0.01)

Distributions to shareholders from net realized gains	—		(1.59)		(1.10)		—

Total distributions	—		(1.59)		(1.10)		(0.01)

Net asset value, end of period	$11.42		$11.09		$16.84		$12.79

Total Return(e)	2.98%		(26.76)%		41.51%		28.05%

Net assets, end of period (in 000’s)	$68		$66		$91		$64

Ratio of net expenses to average net assets	1.51	%(f)	1.53%		1.53%		1.56	%(f)

Ratio of total expenses to average net assets	2.33	%(f)	2.41%		3.62%		9.73	%(f)

Ratio of net investment loss to average net assets	(1.20	)%(f)	(0.98	)%(c)	(1.28)%		(1.19	)%(f)

Portfolio turnover rate(g)	50%		81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.10% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Fund
	Class P Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2020(a)
			2022		2021
Per Share Data

Net asset value, beginning of period	$11.27		$16.98		$12.84		$10.00

Net investment loss(b)	(0.03)		(0.04	)(c)	(0.10	)(d)	(0.05)

Net realized and unrealized gain (loss)	0.40		(4.08)		5.37		2.91

Total from investment operations	0.37		(4.12)		5.27		2.86

Distributions to shareholders from net investment income	—		—		(0.03)		(0.02)

Distributions to shareholders from net realized gains	—		(1.59)		(1.10)		—

Total distributions	—		(1.59)		(1.13)		(0.02)

Net asset value, end of period	$11.64		$11.27		$16.98		$12.84

Total Return(e)	3.28%		(26.27)%		42.38%		28.68%

Net assets, end of period (in 000’s)	$13,689		$11,540		$5,349		$2,831

Ratio of net expenses to average net assets	0.90	%(f)	0.90%		0.90%		0.90	%(f)

Ratio of total expenses to average net assets	1.69	%(f)	1.75%		3.00%		6.73	%(f)

Ratio of net investment loss to average net assets	(0.58	)%(f)	(0.35	)%(c)	(0.64)%		(0.55	)%(f)

Portfolio turnover rate(g)	50%		81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.10% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class A Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019		2018
Per Share Data

Net asset value, beginning of period	$17.06		$28.31	$23.56	$20.53	$23.94		$21.81

Net investment loss(a)	(0.06)		(0.17)	(0.25)	(0.15)	(0.12	)(b)	(0.14	)(c)

Net realized and unrealized gain (loss)	0.60		(7.31)	8.84	6.20	0.36		5.15

Total from investment operations	0.54		(7.48)	8.59	6.05	0.24		5.01

Distributions to shareholders from net realized gains	—		(3.74)	(3.84)	(3.02)	(3.65)		(2.88)

Distributions to shareholders from return of capital	—		(0.03)	—	—	—		—

Total distributions	—		(3.77)	(3.84)	(3.02)	(3.65)		(2.88)

Net asset value, end of period	$17.60		$17.06	$28.31	$23.56	$20.53		$23.94

Total Return(d)	3.17%		(29.64)%	39.05%	33.09%	4.33%		25.22%

Net assets, end of period (in 000’s)	$262,241		$276,714	$470,941	$309,715	$295,072		$346,289

Ratio of net expenses to average net assets	1.25	%(e)	1.22%	1.21%	1.27%	1.26%		1.28%

Ratio of total expenses to average net assets	1.30	%(e)	1.27%	1.26%	1.32%	1.32%		1.35%

Ratio of net investment loss to average net assets	(0.70	)%(e)	(0.79)%	(0.94)%	(0.74)%	(0.59	)%(b)	(0.64	)%(c)

Portfolio turnover rate(f)	25%		65%	60%	76%	76%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class C Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019		2018
Per Share Data

Net asset value, beginning of period	$11.98		$21.23	$18.59	$16.90	$20.60		$19.27

Net investment loss(a)	(0.09)		(0.24)	(0.34)	(0.25)	(0.22	)(b)	(0.27	)(c)

Net realized and unrealized gain (loss)	0.43		(5.24)	6.82	4.96	0.17		4.48

Total from investment operations	0.34		(5.48)	6.48	4.71	(0.05)		4.21

Distributions to shareholders from net realized gains	—		(3.74)	(3.84)	(3.02)	(3.65)		(2.88)

Distributions to shareholders from return of capital	—		(0.03)	—	—	—		—

Total distributions	—		(3.77)	(3.84)	(3.02)	(3.65)		(2.88)

Net asset value, end of period	$12.32		$11.98	$21.23	$18.59	$16.90		$20.60

Total Return(d)	2.84%		(30.18)%	38.00%	32.18%	3.50%		24.30%

Net assets, end of period (in 000’s)	$67,758		$76,089	$145,721	$153,835	$166,172		$232,881

Ratio of net expenses to average net assets	2.00	%(e)	1.97%	1.96%	2.02%	2.01%		2.03%

Ratio of total expenses to average net assets	2.05	%(e)	2.02%	2.01%	2.08%	2.07%		2.10%

Ratio of net investment loss to average net assets	(1.45	)%(e)	(1.54)%	(1.69)%	(1.55)%	(1.35	)%(b)	(1.38	)%(c)

Portfolio turnover rate(f)	25%		65%	60%	76%	76%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Institutional Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019		2018
Per Share Data

Net asset value, beginning of period	$19.68		$31.94	$26.09	$22.36	$25.63		$23.08

Net investment loss(a)	(0.04)		(0.11)	(0.18)	(0.09)	(0.06	)(b)	(0.07	)(c)

Net realized and unrealized gain (loss)	0.70		(8.38)	9.87	6.84	0.44		5.50

Total from investment operations	0.66		(8.49)	9.69	6.75	0.38		5.43

Distributions to shareholders from net realized gains	—		(3.74)	(3.84)	(3.02)	(3.65)		(2.88)

Distributions to shareholders from return of capital	—		(0.03)	—	—	—		—

Total distributions	—		(3.77)	(3.84)	(3.02)	(3.65)		(2.88)

Net asset value, end of period	$20.34		$19.68	$31.94	$26.09	$22.36		$25.63

Total Return(d)	3.35%		(29.42)%	39.51%	33.55%	4.62%		25.69%

Net assets, end of period (in 000’s)	$789,482		$824,359	$1,303,226	$921,412	$853,375		$1,067,540

Ratio of net expenses to average net assets	0.93	%(e)	0.90%	0.89%	0.94%	0.93%		0.92%

Ratio of total expenses to average net assets	0.93	%(e)	0.90%	0.89%	0.95%	0.93%		0.96%

Ratio of net investment loss to average net assets	(0.37	)%(e)	(0.47)%	(0.63)%	(0.39)%	(0.26	)%(b)	(0.27	)%(c)

Portfolio turnover rate(f)	25%		65%	60%	76%	76%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Service Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019		2018
Per Share Data

Net asset value, beginning of period	$16.05		$26.92	$22.60	$19.84	$23.32		$21.33

Net investment loss(a)	(0.07)		(0.27)	(0.27)	(0.18)	(0.15	)(b)	(0.17	)(c)

Net realized and unrealized gain (loss)	0.57		(6.83)	8.43	5.96	0.32		5.04

Total from investment operations	0.50		(7.10)	8.16	5.78	0.17		4.87

Distributions to shareholders from net realized gains	—		(3.74)	(3.84)	(3.02)	(3.65)		(2.88)

Distributions to shareholders from return of capital	—		(0.03)	—	—	—		—

Total distributions	—		(3.77)	(3.84)	(3.02)	(3.65)		(2.88)

Net asset value, end of period	$16.55		$16.05	$26.92	$22.60	$19.84		$23.32

Total Return(d)	3.12%		(29.78)%	38.78%	32.87%	4.13%		25.12%

Net assets, end of period (in 000’s)	$1,306		$1,267	$22,781	$32,215	$18,395		$18,210

Ratio of net expenses to average net assets	1.43	%(e)	1.39%	1.39%	1.44%	1.43%		1.42%

Ratio of total expenses to average net assets	1.43	%(e)	1.39%	1.40%	1.45%	1.44%		1.46%

Ratio of net investment loss to average net assets	(0.87	)%(e)	(1.10)%	(1.12)%	(0.92)%	(0.75	)%(b)	(0.77	)%(c)

Portfolio turnover rate(f)	25%		65%	60%	76%	76%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Investor Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019		2018
Per Share Data

Net asset value, beginning of period	$18.53		$30.33	$24.96	$21.53	$24.85		$22.48

Net investment loss(a)	(0.04)		(0.13)	(0.19)	(0.10)	(0.07	)(b)	(0.09	)(c)

Net realized and unrealized gain (loss)	0.65		(7.90)	9.40	6.55	0.40		5.34

Total from investment operations	0.61		(8.03)	9.21	6.45	0.33		5.25

Distributions to shareholders from net realized gains	—		(3.74)	(3.84)	(3.02)	(3.65)		(2.88)

Distributions to shareholders from return of capital	—		(0.03)	—	—	—		—

Total distributions	—		(3.77)	(3.84)	(3.02)	(3.65)		(2.88)

Net asset value, end of period	$19.14		$18.53	$30.33	$24.96	$21.53		$24.85

Total Return(d)	3.29%		(29.47)%	39.37%	33.44%	4.57%		25.57%

Net assets, end of period (in 000’s)	$358,578		$428,149	$815,104	$495,629	$409,019		$529,670

Ratio of net expenses to average net assets	1.00	%(e)	0.97%	0.96%	1.02%	1.01%		1.03%

Ratio of total expenses to average net assets	1.05	%(e)	1.02%	1.01%	1.07%	1.07%		1.10%

Ratio of net investment loss to average net assets	(0.45	)%(e)	(0.55)%	(0.69)%	(0.47)%	(0.34	)%(b)	(0.38	)%(c)

Portfolio turnover rate(f)	25%		65%	60%	76%	76%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class R6 Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019		2018
Per Share Data

Net asset value, beginning of period	$19.71		$31.98	$26.12	$22.38	$25.64		$23.09

Net investment loss(a)	(0.04)		(0.10)	(0.18)	(0.08)	(0.05	)(b)	(0.06	)(c)

Net realized and unrealized gain (loss)	0.70		(8.40)	9.88	6.84	0.44		5.49

Total from investment operations	0.66		(8.50)	9.70	6.76	0.39		5.43

Distributions to shareholders from net realized gains	—		(3.74)	(3.84)	(3.02)	(3.65)		(2.88)

Distributions to shareholders from return of capital	—		(0.03)	—	—	—		—

Total distributions	—		(3.77)	(3.84)	(3.02)	(3.65)		(2.88)

Net asset value, end of period	$20.37		$19.71	$31.98	$26.12	$22.38		$25.64

Total Return(d)	3.35%		(29.41)%	39.51%	33.56%	4.67%		25.68%

Net assets, end of period (in 000’s)	$150,142		$156,599	$139,453	$73,863	$54,916		$39,263

Ratio of net expenses to average net assets	0.92	%(e)	0.89%	0.88%	0.93%	0.92%		0.91%

Ratio of total expenses to average net assets	0.92	%(e)	0.89%	0.88%	0.94%	0.93%		0.95%

Ratio of net investment loss to average net assets	(0.36	)%(e)	(0.43)%	(0.61)%	(0.38)%	(0.23	)%(b)	(0.25	)%(c)

Portfolio turnover rate(f)	25%		65%	60%	76%	76%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class R Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019		2018
Per Share Data

Net asset value, beginning of period	$15.68		$26.41	$22.24	$19.58	$23.08		$21.17

Net investment loss(a)	(0.07)		(0.20)	(0.29)	(0.19)	(0.16	)(b)	(0.19	)(c)

Net realized and unrealized gain (loss)	0.55		(6.76)	8.30	5.87	0.31		4.98

Total from investment operations	0.48		(6.96)	8.01	5.68	0.15		4.79

Distributions to shareholders from net realized gains	—		(3.74)	(3.84)	(3.02)	(3.65)		(2.88)

Distributions to shareholders from return of capital	—		(0.03)	—	—	—		—

Total distributions	—		(3.77)	(3.84)	(3.02)	(3.65)		(2.88)

Net asset value, end of period	$16.16		$15.68	$26.41	$22.24	$19.58		$23.08

Total Return(d)	3.06%		(29.82)%	38.72%	32.78%	4.07%		24.92%

Net assets, end of period (in 000’s)	$9,367		$9,301	$14,818	$13,209	$15,856		$24,215

Ratio of net expenses to average net assets	1.50	%(e)	1.47%	1.46%	1.52%	1.51%		1.53%

Ratio of total expenses to average net assets	1.55	%(e)	1.52%	1.51%	1.57%	1.57%		1.61%

Ratio of net investment loss to average net assets	(0.94	)%(e)	(1.04)%	(1.20)%	(1.00)%	(0.85	)%(b)	(0.90	)%(c)

Portfolio turnover rate(f)	25%		65%	60%	76%	76%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class P Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$19.71		$31.98	$26.12	$22.38	$25.64		$23.61

Net investment loss(b)	(0.04)		(0.11)	(0.18)	(0.08)	(0.05	)(c)	(0.03	)(d)

Net realized and unrealized gain (loss)	0.70		(8.39)	9.88	6.84	0.44		2.06

Total from investment operations	0.66		(8.50)	9.70	6.76	0.39		2.03

Distributions to shareholders from net realized gains	—		(3.74)	(3.84)	(3.02)	(3.65)		—

Distributions to shareholders from return of capital	—		(0.03)	—	—	—		—

Total distributions	—		(3.77)	(3.84)	(3.02)	(3.65)		—

Net asset value, end of period	$20.37		$19.71	$31.98	$26.12	$22.38		$25.64

Total Return(e)	3.35%		(29.41)%	39.51%	33.56%	4.67%		8.60%

Net assets, end of period (in 000’s)	$327,377		$345,549	$601,794	$285,307	$188,657		$245,612

Ratio of net expenses to average net assets	0.92	%(f)	0.89%	0.88%	0.93%	0.92%		0.90	%(f)

Ratio of total expenses to average net assets	0.92	%(f)	0.89%	0.88%	0.94%	0.92%		0.91	%(f)

Ratio of net investment loss to average net assets	(0.37	)%(f)	(0.46)%	(0.61)%	(0.38)%	(0.25	)%(c)	(0.36	)%(d)(f)

Portfolio turnover rate(g)	25%		65%	60%	76%	76%		59%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class A Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$8.06		$12.32	$11.24	$9.25	$13.83	$13.79

Net investment loss(a)	(0.01)		(0.06)	(0.07)	(0.03)	(0.01)	(0.02)

Net realized and unrealized gain (loss)	(0.16)		(2.69)	2.92	3.58	(0.30)	3.03

Total from investment operations	(0.17)		(2.75)	2.85	3.55	(0.31)	3.01

Distributions to shareholders from net realized gains	(0.98)		(1.51)	(1.77)	(1.56)	(4.27)	(2.97)

Net asset value, end of period	$6.91		$8.06	$12.32	$11.24	$9.25	$13.83

Total Return(b)	(2.17)%		(25.42)%	29.11%	43.98%	2.86%	25.59%

Net assets, end of period (in 000’s)	$29,170		$33,996	$63,591	$36,688	$28,311	$30,174

Ratio of net expenses to average net assets	1.08	%(c)	1.11%	1.12%	1.14%	1.14%	1.14%

Ratio of total expenses to average net assets	1.37	%(c)	1.29%	1.30%	1.35%	1.40%	1.39%

Ratio of net investment loss to average net assets	(0.32	)%(c)	(0.63)%	(0.60)%	(0.35)%	(0.07)%	(0.15)%

Portfolio turnover rate(d)	16%		24%	31%	39%	28%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class C Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data*

Net asset value, beginning of period	$10.67		$18.96	$19.89	$18.27	$32.43	$34.38

Net investment loss(a)	(0.05)		(0.21)	(0.24)	(0.21)	(0.18)	(0.27)

Net realized and unrealized gain (loss)	(0.21)		(3.55)	4.62	6.51	(1.17)	7.23

Total from investment operations	(0.26)		3.76	4.38	6.30	(1.35)	6.96

Distributions to shareholders from net realized gains	(0.98)		(4.53)	(5.31)	(4.68)	(12.81)	(8.91)

Total distributions	(0.98)		—	—	—	—	—

Net asset value, end of period	$9.43		$10.67	$18.96	$19.89	$18.27	$32.43

Total Return(b)	(2.49)%		(25.97)%	28.22%	42.88%	2.07%	24.61%

Net assets, end of period (in 000’s)	$1,855		$2,153	$3,901	$4,522	$4,142	$9,081

Ratio of net expenses to average net assets	1.83	%(c)	1.86%	1.87%	1.89%	1.89%	1.89%

Ratio of total expenses to average net assets	2.12	%(c)	2.04%	2.05%	2.11%	2.14%	2.13%

Ratio of net investment loss to average net assets	(1.07	)%(c)	(1.37)%	(1.34)%	(1.25)%	(0.83)%	(0.85)%

Portfolio turnover rate(d)	16%		24%	31%	39%	28%	40%

*	On June 10, 2022, the Fund’s Class C Shares affected a 3-for-1 reverse share split. All per share data prior to June 10, 2022 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Institutional Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$9.72		$14.50	$12.88	$10.39	$14.92	$14.67

Net investment income (loss)(a)	—	(b)	(0.03)	(0.03)	0.01	0.03	0.04

Net realized and unrealized gain (loss)	(0.19)		(3.24)	3.42	4.07	(0.26)	3.25

Total from investment operations	(0.19)		(3.27)	3.39	4.08	(0.23)	3.29

Distributions to shareholders from net investment income	—		—	— (b)	(0.03)	(0.03)	(0.07)

Distributions to shareholders from net realized gains	(0.98)		(1.51)	(1.77)	(1.56)	(4.27)	(2.97)

Total distributions	(0.98)		(1.51)	(1.77)	(1.59)	(4.30)	(3.04)

Net asset value, end of period	$8.55		$9.72	$14.50	$12.88	$10.39	$14.92

Total Return(c)	(1.99)%		(25.16)%	29.65%	44.36%	3.31%	26.11%

Net assets, end of period (in 000’s)	$34,627		$39,300	$62,894	$60,474	$52,461	$75,470

Ratio of net expenses to average net assets	0.75	%(d)	0.75%	0.75%	0.76%	0.75%	0.75%

Ratio of total expenses to average net assets	1.00	%(d)	0.92%	0.93%	0.98%	1.00%	0.99%

Ratio of net investment income (loss) to average net assets	0.01	%(d)	(0.25)%	(0.23)%	0.10%	0.32%	0.31%

Portfolio turnover rate(e)	16%		24%	31%	39%	28%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Service Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$7.78		$11.97	$10.97	$9.08	$13.67	$13.70

Net investment loss(a)	(0.02)		(0.07)	(0.08)	(0.04)	(0.01)	(0.03)

Net realized and unrealized gain (loss)	(0.15)		(2.61)	2.85	3.49	(0.31)	3.00

Total from investment operations	(0.17)		(2.68)	2.77	3.45	(0.32)	2.97

Distributions to shareholders from net investment income	—		—	—	—	—	(0.03)

Distributions to shareholders from net realized gains	(0.98)		(1.51)	(1.77)	(1.56)	(4.27)	(2.97)

Total distributions	(0.98)		(1.51)	(1.77)	(1.56)	(4.27)	(3.00)

Net asset value, end of period	$6.63		$7.78	$11.97	$10.97	$9.08	$13.67

Total Return(b)	(2.25)%		(25.59)%	29.09%	43.67%	2.79%	25.48%

Net assets, end of period (in 000’s)	$454		$536	$623	$505	$622	$597

Ratio of net expenses to average net assets	1.25	%(c)	1.25%	1.25%	1.26%	1.25%	1.25%

Ratio of total expenses to average net assets	1.50	%(c)	1.42%	1.43%	1.53%	1.53%	1.48%

Ratio of net investment loss to average net assets	(0.50	)%(c)	(0.75)%	(0.72)%	(0.47)%	(0.14)%	(0.21)%

Portfolio turnover rate(d)	16%		24%	31%	39%	28%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Investor Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$9.65		$14.41	$12.83	$10.34	$14.89	$14.66

Net investment income (loss)(a)	—	(b)	(0.04)	(0.04)	(0.01)	0.02	0.02

Net realized and unrealized gain (loss)	(0.19)		(3.21)	3.39	4.07	(0.27)	3.24

Total from investment operations	(0.19)		(3.25)	3.35	4.06	(0.25)	3.26

Distributions to shareholders from net investment income	—		—	—	(0.01)	(0.03)	(0.06)

Distributions to shareholders from net realized gains	(0.98)		(1.51)	(1.77)	(1.56)	(4.27)	(2.97)

Total distributions	(0.98)		(1.51)	(1.77)	(1.57)	(4.30)	(3.03)

Net asset value, end of period	$8.48		$9.65	$14.41	$12.83	$10.34	$14.89

Total Return(c)	(2.00)%		(25.18)%	29.42%	44.28%	3.14%	25.90%

Net assets, end of period (in 000’s)	$1,963		$3,304	$3,232	$2,758	$1,533	$2,578

Ratio of net expenses to average net assets	0.83	%(d)	0.86%	0.87%	0.89%	0.89%	0.89%

Ratio of total expenses to average net assets	1.12	%(d)	1.04%	1.05%	1.06%	1.14%	1.12%

Ratio of net investment income (loss) to average net assets	(0.07	)%(d)	(0.34)%	(0.35)%	(0.09)%	0.16%	0.15%

Portfolio turnover rate(e)	16%		24%	31%	39%	28%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class R6 Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$9.70		$14.46	$12.86	$10.37	$14.91	$14.66

Net investment income (loss)(a)	—	(b)	(0.02)	(0.03)	0.01	0.04	0.04

Net realized and unrealized gain (loss)	(0.19)		(3.23)	3.40	4.07	(0.27)	3.25

Total from investment operations	(0.19)		(3.25)	3.37	4.08	(0.23)	3.29

Distributions to shareholders from net investment income	—		—	— (b)	(0.03)	(0.04)	(0.07)

Distributions to shareholders from net realized gains	(0.98)		(1.51)	(1.77)	(1.56)	(4.27)	(2.97)

Total distributions	(0.98)		(1.51)	(1.77)	(1.59)	(4.31)	(3.04)

Net asset value, end of period	$8.53		$9.70	$14.46	$12.86	$10.37	$14.91

Total Return(c)	(1.99)%		(25.09)%	29.57%	44.49%	3.33%	26.15%

Net assets, end of period (in 000’s)	$3,415		$3,846	$789	$509	$477	$15

Ratio of net expenses to average net assets	0.74	%(d)	0.74%	0.74%	0.75%	0.74%	0.74%

Ratio of total expenses to average net assets	0.99	%(d)	0.92%	0.92%	0.99%	1.03%	0.97%

Ratio of net investment income (loss) to average net assets	0.01	%(d)	(0.18)%	(0.22)%	0.10%	0.40%	0.30%

Portfolio turnover rate(e)	16%		24%	31%	39%	28%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class R Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$7.47		$11.55	$10.67	$8.88	$13.49	$13.56

Net investment loss(a)	(0.02)		(0.08)	(0.09)	(0.06)	(0.03)	(0.04)

Net realized and unrealized gain (loss)	(0.15)		(2.49)	2.74	3.41	(0.31)	2.96

Total from investment operations	(0.17)		(2.57)	2.65	3.35	(0.34)	2.92

Distributions to shareholders from net investment income	—		—	—	—	—	(0.02)

Distributions to shareholders from net realized gains	(0.98)		(1.51)	(1.77)	(1.56)	(4.27)	(2.97)

Total distributions	(0.98)		(1.51)	(1.77)	(1.56)	(4.27)	(2.99)

Net asset value, end of period	$6.32		$7.47	$11.55	$10.67	$8.88	$13.49

Total Return(b)	(2.34)%		(25.57)%	28.74%	43.52%	2.67%	25.29%

Net assets, end of period (in 000’s)	$165		$170	$213	$66	$292	$255

Ratio of net expenses to average net assets	1.33	%(c)	1.36%	1.37%	1.40%	1.39%	1.39%

Ratio of total expenses to average net assets	1.62	%(c)	1.54%	1.55%	1.75%	1.65%	1.62%

Ratio of net investment loss to average net assets	(0.57	)%(c)	(0.85)%	(0.85)%	(0.66)%	(0.31)%	(0.34)%

Portfolio turnover rate(d)	16%		24%	31%	39%	28%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class P Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$9.68		$14.44	$12.84	$10.35	$14.90	$13.53

Net investment income (loss)(b)	—	(c)	(0.03)	(0.03)	0.01	0.04	0.01

Net realized and unrealized gain (loss)	(0.19)		(3.22)	3.40	4.07	(0.28)	1.36

Total from investment operations	(0.19)		(3.25)	3.37	4.08	(0.24)	1.37

Distributions to shareholders from net investment income	—		—	— (c)	(0.03)	(0.04)	—

Distributions to shareholders from net realized gains	(0.98)		(1.51)	(1.77)	(1.56)	(4.27)	—

Total distributions	(0.98)		(1.51)	(1.77)	(1.59)	(4.31)	—

Net asset value, end of period	$8.51		$9.68	$14.44	$12.84	$10.35	$14.90

Total Return(d)	(2.00)%		(25.12)%	29.61%	44.56%	3.26%	10.13%

Net assets, end of period (in 000’s)	$49,562		$60,603	$90,823	$78,539	$73,132	$104,590

Ratio of net expenses to average net assets	0.74	%(e)	0.74%	0.74%	0.75%	0.74%	0.74	%(e)

Ratio of total expenses to average net assets	0.99	%(e)	0.91%	0.92%	0.98%	0.99%	0.96	%(e)

Ratio of net investment income (loss) to average net assets	0.02	%(e)	(0.24)%	(0.22)%	0.12%	0.32%	0.22	%(e)

Portfolio turnover rate(f)	16%		24%	31%	39%	28%	40%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class A Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$20.84		$35.07	$29.76	$23.17	$27.91	$23.04

Net investment loss(a)	(0.04)		(0.18)	(0.22)	(0.13)	(0.12)	(0.16)

Net realized and unrealized gain (loss)	(1.13)		(8.75)	8.18	10.43	0.44	6.79

Total from investment operations	(1.17)		(8.93)	7.96	10.30	0.32	6.63

Distributions to shareholders from net realized gains	(3.99)		(5.30)	(2.65)	(3.71)	(5.06)	(1.76)

Net asset value, end of period	$15.68		$20.84	$35.07	$29.76	$23.17	$27.91

Total Return(b)	(5.31)%		(29.60)%	29.05%	51.05%	4.73%	30.46%

Net assets, end of period (in 000’s)	$279,275		$324,628	$503,553	$429,267	$305,666	$312,289

Ratio of net expenses to average net assets	1.24	%(c)	1.25%	1.26%	1.28%	1.34%	1.38%

Ratio of total expenses to average net assets	1.42	%(c)	1.41%	1.41%	1.46%	1.48%	1.48%

Ratio of net investment loss to average net assets	(0.52	)%(c)	(0.67)%	(0.72)%	(0.55)%	(0.53)%	(0.65)%

Portfolio turnover rate(d)	24%		51%	41%	41%	27%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class C Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.26		$24.46	$21.68	$17.94	$23.05	$19.45

Net investment loss(a)	(0.06)		(0.25)	(0.31)	(0.23)	(0.24)	(0.29)

Net realized and unrealized gain (loss)	(0.75)		(5.65)	5.74	7.68	0.19	5.65

Total from investment operations	(0.81)		(5.90)	5.43	7.45	(0.05)	5.36

Distributions to shareholders from net realized gains	(3.99)		(5.30)	(2.65)	(3.71)	(5.06)	(1.76)

Net asset value, end of period	$8.46		$13.26	$24.46	$21.68	$17.94	$23.05

Total Return(b)	(5.67)%		(30.13)%	28.13%	49.93%	3.97%	29.49%

Net assets, end of period (in 000’s)	$14,119		$16,950	$27,866	$30,011	$24,948	$57,207

Ratio of net expenses to average net assets	1.99	%(c)	2.00%	2.01%	2.03%	2.10%	2.13%

Ratio of total expenses to average net assets	2.17	%(c)	2.16%	2.16%	2.21%	2.23%	2.23%

Ratio of net investment loss to average net assets	(1.27	)%(c)	(1.43)%	(1.47)%	(1.31)%	(1.31)%	(1.40)%

Portfolio turnover rate(d)	24%		51%	41%	41%	27%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Institutional Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$25.38		$41.40	$34.57	$26.28	$30.78	$25.15

Net investment loss(a)	(0.02)		(0.13)	(0.16)	(0.07)	(0.04)	(0.07)

Net realized and unrealized gain (loss)	(1.37)		(10.59)	9.64	12.07	0.60	7.46

Total from investment operations	(1.39)		(10.72)	9.48	12.00	0.56	7.39

Distributions to shareholders from net realized gains	(3.99)		(5.30)	(2.65)	(3.71)	(5.06)	(1.76)

Net asset value, end of period	$20.00		$25.38	$41.40	$34.57	$26.28	$30.78

Total Return(b)	(5.21)%		(29.38)%	29.42%	51.49%	5.12%	30.95%

Net assets, end of period (in 000’s)	$68,963		$97,095	$190,705	$157,267	$74,728	$87,522

Ratio of net expenses to average net assets	0.95	%(c)	0.97%	0.98%	0.99%	0.98%	0.99%

Ratio of total expenses to average net assets	1.05	%(c)	1.04%	1.04%	1.08%	1.09%	1.09%

Ratio of net investment loss to average net assets	(0.23	)%(c)	(0.40)%	(0.44)%	(0.27)%	(0.17)%	(0.26)%

Portfolio turnover rate(d)	24%		51%	41%	41%	27%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Service Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$19.84		$33.72	$28.77	$22.56	$27.35	$22.64

Net investment loss(a)	(0.06)		(0.25)	(0.27)	(0.17)	(0.15)	(0.18)

Net realized and unrealized gain (loss)	(1.08)		(8.33)	7.87	10.09	0.42	6.65

Total from investment operations	(1.14)		(8.58)	7.60	9.92	0.27	6.47

Distributions to shareholders from net realized gains	(3.99)		(5.30)	(2.65)	(3.71)	(5.06)	(1.76)

Net asset value, end of period	$14.71		$19.84	$33.72	$28.77	$22.56	$27.35

Total Return(b)	(5.44)%		(29.76)%	28.78%	50.71%	4.62%	30.28%

Net assets, end of period (in 000’s)	$6,913		$8,259	$38,670	$41,024	$29,084	$33,109

Ratio of net expenses to average net assets	1.45	%(c)	1.47%	1.48%	1.49%	1.48%	1.49%

Ratio of total expenses to average net assets	1.55	%(c)	1.54%	1.54%	1.58%	1.59%	1.59%

Ratio of net investment loss to average net assets	(0.73	)%(c)	(0.93)%	(0.94)%	(0.77)%	(0.67)%	(0.75)%

Portfolio turnover rate(d)	24%		51%	41%	41%	27%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Investor Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$24.65		$40.39	$33.79	$25.78	$30.33	$24.84

Net investment loss(a)	(0.03)		(0.13)	(0.16)	(0.08)	(0.07)	(0.11)

Net realized and unrealized gain (loss)	(1.32)		(10.31)	9.41	11.80	0.58	7.36

Total from investment operations	(1.35)		(10.44)	9.25	11.72	0.51	7.25

Distributions to shareholders from net realized gains	(3.99)		(5.30)	(2.65)	(3.71)	(5.06)	(1.76)

Net asset value, end of period	$19.31		$24.65	$40.39	$33.79	$25.78	$30.33

Total Return(b)	(5.21)%		(29.42)%	29.42%	51.40%	5.01%	30.76%

Net assets, end of period (in 000’s)	$20,830		$26,044	$41,403	$48,387	$19,207	$22,520

Ratio of net expenses to average net assets	0.99	%(c)	1.00%	1.01%	1.02%	1.09%	1.13%

Ratio of total expenses to average net assets	1.17	%(c)	1.16%	1.16%	1.21%	1.23%	1.23%

Ratio of net investment loss to average net assets	(0.27	)%(c)	(0.42)%	(0.47)%	(0.31)%	(0.29)%	(0.40)%

Portfolio turnover rate(d)	24%		51%	41%	41%	27%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class R6 Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$25.40		$41.43	$34.59	$26.29	$30.78	$25.08

Net investment loss(b)	(0.02)		(0.06)	(0.15)	(0.08)	(0.02)	(0.04)

Net realized and unrealized gain (loss)	(1.36)		(10.67)	9.64	12.09	0.59	5.74

Total from investment operations	(1.38)		(10.73)	9.49	12.01	0.57	5.70

Distributions to shareholders from net realized gains	(3.99)		(5.30)	(2.65)	(3.71)	(5.06)	—

Net asset value, end of period	$20.03		$25.40	$41.43	$34.59	$26.29	$30.78

Total Return(c)	(5.17)%		(29.38)%	29.44%	51.51%	5.15%	22.73%

Net assets, end of period (in 000’s)	$47,513		$50,264	$3,134	$1,330	$138	$12

Ratio of net expenses to average net assets	0.94	%(d)	0.94%	0.97%	0.97%	0.97%	0.98	%(d)

Ratio of total expenses to average net assets	1.04	%(d)	1.04%	1.03%	1.06%	1.09%	1.08	%(d)

Ratio of net investment loss to average net assets	(0.22	)%(d)	(0.23)%	(0.43)%	(0.28)%	(0.07)%	(0.20	)%(d)

Portfolio turnover rate(e)	24%		51%	41%	41%	27%	46%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class P Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$25.40		$41.43	$34.59	$26.29	$30.79	$27.83

Net investment income (loss)(b)	(0.02)		(0.12)	(0.15)	(0.07)	(0.04)	0.01

Net realized and unrealized gain (loss)	(1.37)		(10.61)	9.64	12.08	0.60	2.95

Total from investment operations	(1.39)		(10.73)	9.49	12.01	0.56	2.96

Distributions to shareholders from net realized gains	(3.99)		(5.30)	(2.65)	(3.71)	(5.06)	—

Net asset value, end of period	$20.02		$25.40	$41.43	$34.59	$26.29	$30.79

Total Return(c)	(5.21)%		(29.38)%	29.44%	51.51%	5.11%	10.64%

Net assets, end of period (in 000’s)	$58,183		$95,207	$145,094	$63,555	$24,396	$24,951

Ratio of net expenses to average net assets	0.94	%(d)	0.95%	0.97%	0.98%	0.97%	0.97	%(d)

Ratio of total expenses to average net assets	1.04	%(d)	1.03%	1.03%	1.07%	1.08%	1.14	%(d)

Ratio of net investment income (loss) to average net assets	(0.21	)%(d)	(0.38)%	(0.43)%	(0.25)%	(0.16)%	0.08	%(d)

Portfolio turnover rate(e)	24%		51%	41%	41%	27%	46%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Class A Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.13		$18.89	$15.63	$13.59	$14.00	$14.84

Net investment income(a)	0.04		0.05	0.04	0.09	0.12	0.11

Net realized and unrealized gain (loss)	0.67		(3.46)	4.91	2.56	0.64	2.15

Total from investment operations	0.71		(3.41)	4.95	2.65	0.76	2.26

Distributions to shareholders from net investment income	(0.06)		—	(0.07)	(0.15)	(0.08)	(0.09)

Distributions to shareholders from net realized gains	—		(0.35)	(1.62)	(0.46)	(1.09)	(3.01)

Total distributions	(0.06)		(0.35)	(1.69)	(0.61)	(1.17)	(3.10)

Net asset value, end of period	$15.78		$15.13	$18.89	$15.63	$13.59	$14.00

Total Return(b)	4.71%		(18.42)%	34.66%	19.93%	6.80%	17.50%

Net assets, end of period (in 000’s)	$7,204		$6,597	$7,354	$5,448	$3,878	$2,533

Ratio of net expenses to average net assets	1.04	%(c)	1.03%	1.01%	1.05%	1.03%	1.04%

Ratio of total expenses to average net assets	2.34	%(c)	2.23%	3.73%	3.30%	4.26%	5.12%

Ratio of net investment income to average net assets	0.56	%(c)	0.31%	0.26%	0.64%	0.90%	0.81%

Portfolio turnover rate(d)	14%		114%	31%	65%	47%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Class C Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$14.06		$17.71	$14.79	$12.91	$13.40	$14.36

Net investment income (loss)(a)	(0.02)		(0.08)	(0.08)	(0.01)	0.02	0.01

Net realized and unrealized gain (loss)	0.63		(3.22)	4.62	2.41	0.62	2.07

Total from investment operations	0.61		(3.30)	4.54	2.40	0.64	2.08

Distributions to shareholders from net investment income	—		—	—	(0.06)	(0.04)	(0.03)

Distributions to shareholders from net realized gains	—		(0.35)	(1.62)	(0.46)	(1.09)	(3.01)

Total distributions	—		(0.35)	(1.62)	(0.52)	(1.13)	(3.04)

Net asset value, end of period	$14.67		$14.06	$17.71	$14.79	$12.91	$13.40

Total Return(b)	4.34%		(19.04)%	33.65%	18.97%	6.04%	16.66%

Net assets, end of period (in 000’s)	$1,050		$1,402	$2,430	$1,985	$1,487	$172

Ratio of net expenses to average net assets	1.79	%(c)	1.78%	1.76%	1.80%	1.78%	1.80%

Ratio of total expenses to average net assets	3.12	%(c)	2.94%	4.46%	4.07%	4.97%	5.86%

Ratio of net investment income (loss) to average net assets	(0.21	)%(c)	(0.47)%	(0.49)%	(0.11)%	0.18%	0.05%

Portfolio turnover rate(d)	14%		114%	31%	65%	47%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Institutional Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.35		$19.13	$15.80	$13.73	$14.10	$14.92

Net investment income(a)	0.07		0.14	0.10	0.14	0.16	0.16

Net realized and unrealized gain (loss)	0.67		(3.53)	4.97	2.58	0.67	2.17

Total from investment operations	0.74		(3.39)	5.07	2.72	0.83	2.33

Distributions to shareholders from net investment income	(0.11)		(0.04)	(0.12)	(0.19)	(0.11)	(0.14)

Distributions to shareholders from net realized gains	—		(0.35)	(1.62)	(0.46)	(1.09)	(3.01)

Total distributions	(0.11)		(0.39)	(1.74)	(0.65)	(1.20)	(3.15)

Net asset value, end of period	$15.98		$15.35	$19.13	$15.80	$13.73	$14.10

Total Return(b)	4.87%		(18.13)%	35.11%	20.29%	7.27%	17.92%

Net assets, end of period (in 000’s)	$1,549		$1,425	$1,921	$1,009	$791	$4,969

Ratio of net expenses to average net assets	0.67	%(c)	0.67%	0.67%	0.70%	0.67%	0.68%

Ratio of total expenses to average net assets	1.97	%(c)	1.51%	3.39%	2.99%	3.97%	4.65%

Ratio of net investment income to average net assets	0.92	%(c)	0.74%	0.60%	0.99%	1.22%	1.20%

Portfolio turnover rate(d)	14%		114%	31%	65%	47%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Investor Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.35		$19.14	$15.81	$13.72	$14.11	$14.92

Net investment income(a)	0.06		0.10	0.09	0.11	0.15	0.14

Net realized and unrealized gain (loss)	0.68		(3.51)	4.96	2.60	0.65	2.18

Total from investment operations	0.74		(3.41)	5.05	2.71	0.80	2.32

Distributions to shareholders from net investment income	(0.08)		(0.03)	(0.10)	(0.16)	(0.10)	(0.12)

Distributions to shareholders from net realized gains	—		(0.35)	(1.62)	(0.46)	(1.09)	(3.01)

Total distributions	(0.08)		(0.38)	(1.72)	(0.62)	(1.19)	(3.13)

Net asset value, end of period	$16.01		$15.35	$19.14	$15.81	$13.72	$14.11

Total Return(b)	4.85%		(18.22)%	34.99%	20.23%	7.05%	17.86%

Net assets, end of period (in 000’s)	$722		$1,175	$878	$344	$1,064	$235

Ratio of net expenses to average net assets	0.79	%(c)	0.78%	0.76%	0.85%	0.78%	0.79%

Ratio of total expenses to average net assets	2.15	%(c)	1.96%	3.79%	3.75%	4.06%	4.87%

Ratio of net investment income to average net assets	0.80	%(c)	0.57%	0.52%	0.76%	1.16%	1.06%

Portfolio turnover rate(d)	14%		114%	31%	65%	47%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Class R6 Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.36		$19.14	$15.81	$13.73	$14.11	$14.93

Net investment income(a)	0.07		0.12	0.10	0.13	0.17	0.16

Net realized and unrealized gain (loss)	0.68		(3.51)	4.96	2.60	0.65	2.17

Total from investment operations	0.75		(3.39)	5.06	2.73	0.82	2.33

Distributions to shareholders from net investment income	(0.12)		(0.04)	(0.11)	(0.19)	(0.11)	(0.14)

Distributions to shareholders from net realized gains	—		(0.35)	(1.62)	(0.46)	(1.09)	(3.01)

Total distributions	(0.12)		(0.39)	(1.73)	(0.65)	(1.20)	(3.15)

Net asset value, end of period	$15.99		$15.36	$19.14	$15.81	$13.73	$14.11

Total Return(b)	4.90%		(18.13)%	35.09%	20.37%	7.20%	17.94%

Net assets, end of period (in 000’s)	$1,162		$1,173	$1,199	$1,325	$3,229	$11

Ratio of net expenses to average net assets	0.66	%(c)	0.66%	0.66%	0.71%	0.66%	0.68%

Ratio of total expenses to average net assets	1.96	%(c)	1.85%	3.30%	3.84%	3.76%	4.73%

Ratio of net investment income to average net assets	0.94	%(c)	0.68%	0.60%	0.96%	1.31%	1.16%

Portfolio turnover rate(d)	14%		114%	31%	65%	47%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Class R Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.19		$19.01	$15.72	$13.67	$14.07	$14.89

Net investment income(a)	0.02		0.01	0.03	0.05	0.08	0.08

Net realized and unrealized gain (loss)	0.67		(3.48)	4.92	2.57	0.67	2.16

Total from investment operations	0.69		(3.47)	4.95	2.62	0.75	2.24

Distributions to shareholders from net investment income	(0.02)		—	(0.04)	(0.11)	(0.06)	(0.05)

Distributions to shareholders from net realized gains	—		(0.35)	(1.62)	(0.46)	(1.09)	(3.01)

Total distributions	(0.02)		(0.35)	(1.66)	(0.57)	(1.15)	(3.06)

Net asset value, end of period	$15.86		$15.19	$19.01	$15.72	$13.67	$14.07

Total Return(b)	4.56%		(18.62)%	34.35%	19.56%	6.58%	17.21%

Net assets, end of period (in 000’s)	$401		$408	$482	$23	$20	$20

Ratio of net expenses to average net assets	1.29	%(c)	1.28%	1.26%	1.30%	1.27%	1.29%

Ratio of total expenses to average net assets	2.59	%(c)	2.48%	5.23%	3.68%	4.53%	5.36%

Ratio of net investment income to average net assets	0.30	%(c)	0.06%	0.15%	0.39%	0.64%	0.55%

Portfolio turnover rate(d)	14%		114%	31%	65%	47%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity ESG Fund
	Class P Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$15.35		$19.13	$15.80	$13.73	$14.11	$13.06

Net investment income(b)	0.07		0.12	0.11	0.14	0.17	0.06

Net realized and unrealized gain (loss)	0.68		(3.51)	4.95	2.58	0.65	0.99

Total from investment operations	0.75		(3.39)	5.06	2.72	0.82	1.05

Distributions to shareholders from net investment income	(0.12)		(0.04)	(0.11)	(0.19)	(0.11)	—

Distributions to shareholders from net realized gains	—		(0.35)	(1.62)	(0.46)	(1.09)	—

Total distributions	(0.12)		(0.39)	(1.73)	(0.65)	(1.20)	—

Net asset value, end of period	$15.98		$15.35	$19.13	$15.80	$13.73	$14.11

Total Return(c)	4.91%		(18.14)%	35.11%	20.30%	7.22%	8.04%

Net assets, end of period (in 000’s)	$10,040		$6,141	$2,963	$830	$2,135	$2,026

Ratio of net expenses to average net assets	0.66	%(d)	0.66%	0.66%	0.71%	0.66%	0.66	%(d)

Ratio of total expenses to average net assets	1.92	%(d)	1.85%	3.70%	3.98%	3.88%	5.72	%(d)

Ratio of net investment income to average net assets	0.95	%(d)	0.72%	0.63%	0.98%	1.26%	1.23	%(d)

Portfolio turnover rate(e)	14%		114%	31%	65%	47%	71%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements

February 28, 2023 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified
Large Cap Core, Mid Cap Growth and Small/Mid Cap Growth	A, C, Institutional, Service, Investor, R6, R and P	Diversified
Strategic Growth	A, C, Institutional, Service, Investor, R6, R and P	Non-Diversified
Concentrated Growth, Flexible Cap, Small Cap Growth and U.S. Equity ESG	A, C, Institutional, Investor, R6, R and P	Diversified
Technology Opportunities	A, C, Institutional, Service, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

119

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Class  Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

120

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

121

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2023:

CONCENTRATED GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$6,149,789	$—	$—

North America	118,375,308	—	—

Investment Company	540,082	—	—

Total	$125,065,179	$—	$—

FLEXIBLE CAP FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$883,689	$—	$—

North America	40,820,066	—	—

Investment Company	756,424	—	—

Exchange-Traded Fund	317,404	—	—

Total	$42,777,583	$—	$—

LARGE CAP CORE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$22,507,031	$—	$—

North America	1,033,847,030	—	—

Investment Company	8,255,984	—	—

Total	$1,064,610,045	$—	$—

MID CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$4,099,790	$—	$—

North America	874,656,490	—	—

Investment Company	26,288,791	—	—

Total	$905,045,071	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

122

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SMALL CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$181,057	$—	$—

Asia	286,672	—	—

Europe	333,180	—	—

North America	30,987,308	—	—

Investment Company	995,018	—	—

Total	$32,783,235	$—	$—

SMALL/MID CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$40,072,818	$—	$—

Europe	19,724,553	—	—

North America	1,892,029,961	—	—

Investment Company	20,017,023	—	—

Total	$1,971,844,355	$—	$—

STRATEGIC GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$3,202,035	$—	$—

North America	117,620,282	—	—

Total	$120,822,317	$—	$—

TECHNOLOGY OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$14,461,677	$—	$—

North America	470,105,986	—	—

South America	8,374,080	—	—

Investment Company	3,246,003	—	—

Total	$496,187,746	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

123

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. EQUITY ESG FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$680,367	$—	$—

North America	21,091,692	—	—

Investment Company	325,347	—	—

Total	$22,097,406	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended February 28, 2023, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate					Effective Contractual Management Rate	Effective Net Management Rate#
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion
Concentrated Growth	0.76%	0.68%	0.65%	0.64%	0.62%	0.76%	0.75	%*
Flexible Cap	0.55	0.50	0.47	0.46	0.45	0.55	0.55
Large Cap Core	0.71	0.64	0.61	0.61	0.61	0.71	0.66	*
Mid Cap Growth	0.92	0.92	0.83	0.79	0.77	0.92	0.84	*
Small Cap Growth	0.85	0.85	0.77	0.73	0.71	0.85	0.85
Small/Mid Cap Growth	0.85	0.85	0.77	0.73	0.71	0.85	0.85
Strategic Growth	0.71	0.64	0.61	0.59	0.58	0.71	0.71
Technology Opportunities	0.94	0.85	0.80	0.79	0.77	0.94	0.91	*
U.S. Equity ESG	0.55	0.50	0.47	0.46	0.45	0.55	0.55

#	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.
*	The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.72% as an annual percentage rate of the Concentrated Growth, 0.66% as an annual percentage rate of the Large Cap Core, 0.81% as an annual percentage rate of the Mid Cap Growth and 0.85% as an annual percentage rate of the Technology Opportunities Funds’ average daily net assets. This arrangement will remain in effect through at least December 29, 2023. Prior to December 29, 2022, the effective net management fee rate for the Mid Cap Growth Fund was 0.86%, the Technology Opportunities Fund was 0.91% and the Concentrated Growth Fund did not have management fee waivers.

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds invest in Institutional Shares of the Underlying Money Market Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Underlying Money Market Fund. For the six months ended February 28, 2023, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived
Concentrated Growth	$424
Flexible Cap	305
Large Cap Core	3,904
Mid Cap Growth	18,907
Small Cap Growth	452
Small/Mid Cap Growth	17,612
Strategic Growth	454
Technology Opportunities	4,403
U.S. Equity ESG	198

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

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Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended February 28, 2023, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Concentrated Growth	$1,163	$—
Flexible Cap	3,484	—
Large Cap Core	5,879	280
Mid Cap Growth	3,473	630
Small Cap Growth	35	—
Small/Mid Cap Growth	11,056	—
Strategic Growth	1,181	—
Technology Opportunities	3,140	334
U.S. Equity ESG	152	—

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the six months ended February 28, 2023, the transfer agency fee waivers were as follows:

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares)
Fund	Before December 29, 2022	As of December 29, 2022*
Concentrated Growth	0.07%	0.08%
Mid Cap Growth	0.04%	0.06%
Large Cap Core	0.03%	0.03%
Small Cap Growth	—%	0.05%
Small/Mid Cap Growth	0.04%	0.04%
Strategic Growth	0.02%	0.08%
Technology Opportunities	0.08%	0.08%

*	These arrangements will remain in effect through at least December 29, 2023, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Concentrated Growth, Flexible Cap, Large Cap Core, Mid Cap Growth, Small Cap Growth, Small/Mid Cap Growth, Strategic Growth, Technology Opportunities, and U.S. Equity ESG Funds are 0.004%, 0.004%, 0.004%, 0.004%, 0.024%, 0.044%, 0.004%, 0.004%, and 0.084%, respectively. These Other Expense limitations will remain in place through at least December 29, 2023, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2023, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Fee Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions
Concentrated Growth	$9,026	$2,839	$139,510	$151,375
Flexible Cap	305	—	128,951	129,256
Large Cap Core	241,583	118,650	241,777	602,010
Mid Cap Growth	363,807	85,047	227,835	676,689
Small Cap Growth	452	59	116,923	117,434
Small/Mid Cap Growth	17,612	184,701	—	202,313
Strategic Growth	454	6,786	153,349	160,589
Technology Opportunities	87,532	127,580	176,800	391,912
U.S. Equity ESG	198	—	128,828	129,026

G.  Line of Credit Facility — As of February 28, 2023, the Funds participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2023, the Funds did not have any borrowings under the facility.

H.  Other Transactions with Affiliates — For the six months ended February 28, 2023, Goldman Sachs earned the following amounts in brokerage commissions from portfolio transactions, on behalf of the Funds:

	Concentrated Growth	Flexible Cap Growth	Large Cap Core	Mid Cap Growth	Small Cap Growth	Small/Mid Cap Growth	Strategic Growth	Technology Opportunities	U.S. Equity ESG
Brokerage commissions paid	$—	$—	$10,531	$2,962	$52	$45,806	$—	$19,653	$—

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Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund — Institutional Shares as of and for the six months ended February 28, 2023:

Fund	Beginning Value as of August 31, 2022	Purchases at Cost	Proceeds from Sales	Market Value as of February 28, 2023	Shares as of February 28, 2023	Dividend Income
Concentrated Growth	$601,795	$10,114,162	$(10,175,875)	$540,082	540,082	$9,432
Flexible Cap	—	6,959,159	(6,959,159)	—	—	6,535
Large Cap Core	2,302,429	30,705,687	(24,752,132)	8,255,984	8,255,984	94,566
Mid Cap Growth	25,770,714	103,034,144	(102,516,067)	26,288,791	26,288,791	420,436
Small Cap Growth	404,748	8,639,311	(8,049,041)	995,018	995,018	11,219
Small/Mid Cap Growth	4,992,100	272,781,323	(257,756,400)	20,017,023	20,017,023	413,549
Strategic Growth	1,183,975	13,552,007	(14,735,982)	—	—	7,341
Technology Opportunities	4,488,694	72,295,952	(73,538,643)	3,246,003	3,246,003	94,848
U.S. Equity ESG	292,205	1,390,074	(1,356,932)	325,347	325,347	4,654

As of February 28, 2023, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of outstanding shares of the following Funds:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Concentrated Growth	—%	—%	—%	5%	—%	100%	—%
Flexible Cap	—	—	—	95	7	82	—
Small Cap Growth	—	90	18	100	97	100	—
Stategic Growth	—	—	—	—	—	8	—
U.S. Equity ESG	—	—	8	—	—	7	—

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5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2023, were as follows:

Fund	Purchases	Sales
Concentrated Growth	$20,035,360	$40,050,732
Flexible Cap	13,170,810	12,905,383
Large Cap Core	196,675,072	252,832,312
Mid Cap Growth	152,786,655	244,100,205
Small Cap Growth	15,087,797	14,635,773
Small/Mid Cap Growth	500,202,812	709,590,486
Strategic Growth	19,702,556	37,990,242
Technology Opportunities	127,464,437	213,823,038
U.S. Equity ESG	5,743,691	2,863,303

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (the “Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency

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Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

6. SECURITIES LENDING (continued)

laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2023, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2023, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended February 28, 2023:

Fund	Beginning Value as of August 31, 2022	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2023
Concentrated Growth	$—	$6,314,588	$(6,314,588)	$—
Flexible Cap	—	481,042	(481,042)	—
Large Cap Core	—	13,092,008	(13,092,008)	—
Mid Cap Growth	—	74,946,619	(74,946,619)	—
Small Cap Growth	678,997	10,603,409	(11,282,406)	—
Small/Mid Cap Growth	7,120,875	373,488,329	(380,609,204)	—
Strategic Growth	—	2,991,924	(2,991,924)	—
Technology Opportunities	—	819,618	(819,618)	—
U.S. Equity ESG	—	—	—	—

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2022, the Funds’ certain timing differences on a tax basis were as follows:

	Concentrated Growth	Flexible Cap Growth	Large Cap Core	Mid Cap Growth	Small Cap Growth	Small/Mid Cap Growth	Strategic Growth	Technology Opportunities	U.S. Equity ESG
Timing differences
(Qualified Late Year Loss Deferral and Post October Losses)	$(7,943,641)	$—	$(19,382,667)	$(51,311,557)	$(1,704,716)	$(52,598,941)	$(5,008,376)	$(33,260,798)	$(1,441,478)

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7. TAX INFORMATION (continued)

As of February 28, 2023, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Concentrated Growth	Flexible Cap Growth	Large Cap Core	Mid Cap Growth	Small Cap Growth	Small/Mid Cap Growth	Strategic Growth	Technology Opportunities	U.S. Equity ESG
Tax Cost	$80,012,204	$35,163,407	$764,521,097	$771,874,072	$29,230,220	$1,754,815,200	$64,224,118	$363,678,068	$19,126,023
Gross unrealized gain	52,005,595	9,206,393	334,583,284	176,754,843	5,638,418	323,543,132	60,601,018	176,028,570	4,032,960
Gross unrealized loss	(6,952,620)	(1,592,217)	(34,494,336)	(43,583,844)	(2,085,403)	(106,513,977)	(4,002,819)	(43,518,892)	(1,061,577)
Net unrealized gains (losses)	$45,052,975	$7,614,176	$300,088,948	$133,170,999	$3,553,015	$217,029,155	$56,598,199	$132,509,678	$2,971,383

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Funds invest in foreign securities, and as such the Funds may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging

131

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Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

8. OTHER RISKS (continued)

market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Issuer Concentration Risk — Under normal circumstances, the Concentrated Growth Fund and the U.S. Equity ESG Fund intend to invest in up to approximately 40 and 50 companies, respectively. As a result of the relatively small number of issuers in which a Fund generally invests, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by a Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, a Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

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8. OTHER RISKS (continued)

Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

	Concentrated Growth Fund

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	32,464	$495,852	53,567	$1,088,740
Reinvestment of distributions	48,464	727,930	76,592	1,722,556
Shares redeemed	(70,111)	(1,061,829)	(85,090)	(1,649,644)
	10,817	161,953	45,069	1,161,652
Class C Shares
Shares sold	304	3,113	2,658	48,448
Reinvestment of distributions	7,825	76,137	13,210	205,023
Shares redeemed	(19,051)	(193,369)	(15,263)	(253,854)
	(10,922)	(114,119)	605	(383)
Institutional Shares
Shares sold	9,218	157,730	28,933	755,020
Reinvestment of distributions	50,269	858,083	91,553	2,303,473
Shares redeemed	(32,167)	(561,427)	(159,711)	(3,830,270)
	27,320	454,386	(39,225)	(771,777)
Investor Shares
Shares sold	75	1,200	1,877	43,726
Reinvestment of distributions	1,070	16,742	1,602	37,303
Shares redeemed	(267)	(4,000)	(4,525)	(112,181)
	878	13,942	(1,046)	(31,152)
Class R6 Shares
Shares sold	9,801	173,137	11,408	255,940
Reinvestment of distributions	4,887	83,124	7,152	179,377
Shares redeemed	(3,052)	(51,601)	(26,454)	(679,512)
	11,636	204,660	(7,894)	(244,195)
Class R Shares
Reinvestment of distributions	249	3,470	361	7,600
	249	3,470	361	7,600
Class P Shares
Shares sold	140,786	2,419,129	289,419	6,520,791
Reinvestment of distributions	657,945	11,191,640	1,180,520	29,595,626
Shares redeemed	(1,242,095)	(21,113,525)	(966,546)	(22,051,983)
	(443,364)	(7,502,756)	503,393	14,064,434

NET INCREASE (DECREASE)	(403,386)	$(6,778,464)	501,263	$14,186,179

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Flexible Cap Fund

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	151,031	$2,097,460	86,701	$1,308,177
Reinvestment of distributions	23,089	320,512	29,159	475,373
Shares redeemed	(32,812)	(448,593)	(66,180)	(999,821)
	141,308	1,969,379	49,680	783,729
Class C Shares
Shares sold	3,906	43,401	6,202	77,699
Reinvestment of distributions	3,325	37,776	6,887	92,555
Shares redeemed	(14,646)	(167,164)	(31,760)	(387,807)
	(7,415)	(85,987)	(18,671)	(217,553)
Institutional Shares
Shares sold	290,989	4,421,697	607,045	9,859,567
Reinvestment of distributions	28,628	438,748	16,818	302,451
Shares redeemed	(290,693)	(4,449,192)	(298,420)	(4,678,195)
	28,924	411,253	325,443	5,483,823
Investor Shares
Shares sold	14,836	226,091	82,952	1,225,235
Reinvestment of distributions	206	3,084	180	3,157
Shares redeemed	(3,811)	(58,533)	(81,599)	(1,243,386)
	11,231	170,642	1,533	(14,994)
Class R6 Shares
Shares sold	29,078	439,739	143,395	2,292,856
Reinvestment of distributions	4,742	72,502	1,205	21,620
Shares redeemed	(37,075)	(559,947)	(29,685)	(482,788)
	(3,255)	(47,706)	114,915	1,831,688
Class R Shares
Shares sold	55	720	71	1,003
Reinvestment of distributions	35	460	45	700
Shares redeemed	—	(6)	(2,226)	(36,968)
	90	1,174	(2,110)	(35,265)
Class P Shares
Shares sold	104,571	1,638,500	196,463	3,310,822
Reinvestment of distributions	63,896	977,357	84,124	1,510,289
Shares redeemed	(208,435)	(3,036,746)	(180,247)	(3,025,062)
	(39,968)	(420,889)	100,340	1,796,049

NET INCREASE	130,915	$1,997,866	571,130	$9,627,477

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Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Large Cap Core Fund

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	261,102	$6,519,631	667,747	$20,190,513
Reinvestment of distributions	2,255,272	56,134,191	2,895,207	90,127,566
Shares redeemed	(1,460,201)	(36,633,780)	(2,656,235)	(78,546,761)
	1,056,173	26,020,042	906,719	31,771,318
Class C Shares
Shares sold	92,374	1,156,441	229,724	3,836,698
Reinvestment of distributions	187,167	2,277,760	226,391	3,735,452
Shares redeemed	(159,450)	(2,015,822)	(324,671)	(5,084,104)
	120,091	1,418,379	131,444	2,488,046
Institutional Shares
Shares sold	291,102	8,774,073	898,942	32,040,143
Reinvestment of distributions	184,800	5,524,687	234,186	8,634,427
Shares redeemed	(492,157)	(14,758,751)	(1,086,991)	(37,991,615)
	(16,255)	(459,991)	46,137	2,682,955
Service Shares
Shares sold	16,599	368,548	5,517	171,167
Reinvestment of distributions	1,610	37,336	8,063	235,186
Shares redeemed	(76)	(1,762)	(60,112)	(1,791,062)
	18,133	404,122	(46,532)	(1,384,709)
Investor Shares
Shares sold	110,920	2,911,554	878,949	26,913,189
Reinvestment of distributions	111,603	2,864,034	73,468	2,350,236
Shares redeemed	(456,900)	(11,561,805)	(226,172)	(6,689,283)
	(234,377)	(5,786,217)	726,245	22,574,142
Class R6 Shares
Shares sold	114,517	3,451,386	2,428,309	97,648,617
Reinvestment of distributions	181,282	5,409,816	221,102	8,138,748
Shares redeemed	(164,414)	(4,934,264)	(325,582)	(11,025,490)
	131,385	3,926,938	2,323,829	94,761,875
Class R Shares
Shares sold	19,447	448,805	61,134	1,698,179
Reinvestment of distributions	29,757	683,306	40,508	1,171,910
Shares redeemed	(22,022)	(498,654)	(156,317)	(4,410,724)
	27,182	633,457	(54,675)	(1,540,635)
Class P Shares
Shares sold	128,027	3,757,589	238,990	8,299,959
Reinvestment of distributions	254,067	7,579,703	309,640	11,394,754
Shares redeemed	(284,995)	(8,672,772)	(346,687)	(11,882,277)
	97,099	2,664,520	201,943	7,812,436

NET INCREASE	1,199,431	$28,821,250	4,235,110	$159,165,428

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Growth Fund

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,088,789	$11,427,536	2,865,919	$38,744,563
Reinvestment of distributions	2,082,022	21,528,113	4,501,447	63,515,418
Shares redeemed	(2,657,142)	(27,849,159)	(5,818,501)	(78,844,257)
	513,669	5,106,490	1,548,865	23,415,724
Class C Shares
Shares sold	52,108	862,147	1,773,844	2,984,355
Reinvestment of distributions	36,639	608,206	16,943,845	15,588,337
Shares redeemed	(233,021)	(3,871,298)	(4,897,665)	(7,458,721)
Shares reduced by reverse split	—	—	(18,491,042)	—
	(144,274)	(2,400,945)	(4,671,018)	11,113,971
Institutional Shares
Shares sold	1,255,741	21,020,017	4,002,806	78,454,077
Reinvestment of distributions	896,983	15,132,108	2,183,145	48,400,319
Shares redeemed	(3,317,485)	(56,235,722)	(6,074,741)	(121,921,904)
	(1,164,761)	(20,083,597)	111,210	4,932,492
Service Shares
Shares sold	179,536	1,573,075	315,191	3,580,580
Reinvestment of distributions	251,465	2,167,628	528,155	6,332,584
Shares redeemed	(221,134)	(1,943,721)	(661,619)	(7,354,326)
	209,867	1,796,982	181,727	2,558,838
Investor Shares
Shares sold	479,138	5,929,658	638,441	9,842,010
Reinvestment of distributions	436,410	5,328,564	955,153	15,664,510
Shares redeemed	(629,462)	(7,712,253)	(1,221,717)	(18,851,136)
	286,086	3,545,969	371,877	6,655,384
Class R6 Shares
Shares sold	1,272,669	21,237,644	1,423,855	28,208,823
Reinvestment of distributions	618,862	10,458,767	1,333,749	29,622,564
Shares redeemed	(2,425,244)	(39,445,521)	(1,892,491)	(39,014,067)
	(533,713)	(7,749,110)	865,113	18,817,320
Class R Shares
Shares sold	212,273	1,864,586	716,459	7,939,787
Reinvestment of distributions	399,938	3,447,462	828,335	9,948,299
Shares redeemed	(370,608)	(3,312,754)	(1,417,620)	(16,478,339)
	241,603	1,999,294	127,174	1,409,747
Class P Shares
Shares sold	320,171	5,216,250	360,167	7,650,531
Reinvestment of distributions	138,145	2,336,037	482,933	10,730,775
Shares redeemed	(859,692)	(14,729,413)	(1,308,156)	(23,825,315)
	(401,376)	(7,177,126)	(465,056)	(5,444,009)

NET INCREASE (DECREASE)	(992,899)	$(24,962,043)	(1,930,108)	$63,459,467

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Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Growth Fund

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,325	$36,604	6,253	$86,930
Reinvestment of distributions	—	—	3,949	56,194
Shares redeemed	(611)	(6,927)	(9,371)	(146,925)
	2,714	29,677	831	(3,801)
Class C Shares
Shares sold	951	10,000	203	3,400
Reinvestment of distributions	—	—	834	11,684
Shares redeemed	(951)	(9,943)	(1,553)	(18,917)
	—	57	(516)	(3,833)
Institutional Shares
Shares sold	145,517	1,562,742	987,112	13,306,036
Reinvestment of distributions	—	—	117,713	1,688,009
Shares redeemed	(229,692)	(2,465,655)	(292,642)	(4,136,059)
	(84,175)	(902,913)	812,183	10,857,986
Investor Shares
Reinvestment of distributions	—	—	599	8,566
	—	—	599	8,566
Class R6 Shares
Reinvestment of distributions	—	—	598	8,574
	182	2,019	598	8,574
Class R Shares
Reinvestment of distributions	—	—	604	8,551
	—	—	604	8,551
Class P Shares
Shares sold	553,909	6,161,734	940,438	11,671,702
Reinvestment of distributions	—	—	44,356	635,615
Shares redeemed	(401,179)	(4,341,606)	(276,273)	(3,271,244)
	152,730	1,820,128	708,521	9,036,073

NET INCREASE	71,451	$948,968	1,522,820	$19,912,116

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Growth Fund

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,010,584	$17,129,361	3,114,189	$67,281,714
Reinvestment of distributions	—	—	2,552,550	57,508,951
Shares redeemed	(2,330,455)	(39,478,642)	(6,084,176)	(121,086,582)
	(1,319,871)	(22,349,281)	(417,437)	3,704,083
Class C Shares
Shares sold	231,900	2,769,716	645,289	10,470,670
Reinvestment of distributions	—	—	1,511,992	24,055,787
Shares redeemed	(1,080,219)	(12,800,653)	(2,672,344)	(40,083,086)
	(848,319)	(10,030,937)	(515,063)	(5,556,629)
Institutional Shares
Shares sold	4,006,028	78,255,434	14,692,296	359,746,220
Reinvestment of distributions	—	—	5,180,749	134,336,818
Shares redeemed	(7,070,145)	(137,082,641)	(18,792,831)	(423,747,448)
	(3,064,117)	(58,827,207)	1,080,214	70,335,590
Service Shares
Shares sold	5,011	81,682	9,072	178,528
Reinvestment of distributions	—	—	7,201	152,880
Shares redeemed	(4,965)	(81,633)	(783,639)	(21,409,133)
	46	49	(767,366)	(21,077,725)
Investor Shares
Shares sold	2,591,638	47,832,036	8,827,310	204,480,247
Reinvestment of distributions	—	—	4,273,625	104,404,651
Shares redeemed	(6,961,905)	(129,652,574)	(16,873,637)	(371,994,242)
	(4,370,267)	(81,820,538)	(3,772,702)	(63,109,344)
Class R6 Shares
Shares sold	702,722	13,839,513	4,742,519	114,758,803
Reinvestment of distributions	—	—	649,318	16,856,287
Shares redeemed	(1,276,149)	(25,119,494)	(1,807,490)	(40,785,853)
	(573,427)	(11,279,981)	3,584,347	90,829,237
Class R Shares
Shares sold	74,145	1,170,714	178,972	3,494,317
Reinvestment of distributions	—	—	97,930	2,031,076
Shares redeemed	(87,593)	(1,384,335)	(244,897)	(4,750,679)
	(13,448)	(213,621)	32,005	774,714
Class P Shares
Shares sold	2,271,003	44,717,264	6,249,224	150,630,169
Reinvestment of distributions	—	—	2,843,288	73,840,186
Shares redeemed	(3,728,549)	(72,725,515)	(10,381,385)	(224,248,462)
	(1,457,546)	(28,008,251)	(1,288,873)	221,893

NET INCREASE (DECREASE)	(11,646,949)	$(212,529,767)	2,064,875	$76,121,819

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Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Growth Fund

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	180,100	$1,285,098	839,300	$8,591,829
Reinvestment of distributions	498,747	3,451,328	706,291	7,599,696
Shares redeemed	(675,688)	(5,061,343)	(2,490,756)	(23,637,155)
	3,159	(324,917)	(945,165)	(7,445,630)
Class C Shares
Shares sold	13,395	125,960	164,639	877,411
Reinvestment of distributions	18,885	178,463	182,565	870,836
Shares redeemed	(37,234)	(371,561)	(327,266)	(1,711,392)
Shares reduced by reverse split	—	—	(435,313)	—
	(4,954)	(67,138)	(415,375)	36,855
Institutional Shares
Shares sold	881,133	7,485,990	744,668	8,859,222
Reinvestment of distributions	385,457	3,295,656	471,290	6,098,498
Shares redeemed	(1,259,533)	(11,309,356)	(1,511,298)	(17,831,363)
	7,057	(527,710)	(295,340)	(2,873,643)
Service Shares
Shares sold	1,416	9,866	19,795	219,302
Reinvestment of distributions	9,933	65,953	8,242	85,719
Shares redeemed	(11,829)	(79,973)	(11,155)	(127,012)
	(480)	(4,154)	16,882	178,009
Investor Shares
Shares sold	17,866	156,929	179,540	2,060,532
Reinvestment of distributions	24,375	206,704	28,316	363,863
Shares redeemed	(153,070)	(1,426,849)	(89,595)	(988,792)
	(110,829)	(1,063,216)	118,261	1,435,603
Class R6 Shares
Shares sold	18,400	159,424	368,358	4,723,565
Reinvestment of distributions	40,515	345,591	3,679	47,491
Shares redeemed	(55,061)	(495,933)	(30,112)	(363,709)
	3,854	9,082	341,925	4,407,347
Class R Shares
Shares sold	957	6,228	1,538	14,236
Reinvestment of distributions	3,494	22,119	2,846	28,431
Shares redeemed	(1,127)	(7,232)	(62)	(594)
	3,324	21,115	4,322	42,073
Class P Shares
Shares sold	389,324	3,293,360	207,968	2,331,844
Reinvestment of distributions	636,399	5,415,754	731,810	9,425,707
Shares redeemed	(1,462,596)	(12,971,029)	(967,911)	(10,784,729)
	(436,873)	(4,261,915)	(28,133)	972,822

NET DECREASE	(535,742)	$(6,218,853)	(1,202,623)	$(3,246,564)

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Technology Opportunities Fund

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	921,516	$15,012,629	1,687,062	$42,565,183
Reinvestment of distributions	3,552,465	54,779,008	2,422,496	69,549,872
Shares redeemed	(2,238,719)	(37,430,689)	(2,891,477)	(76,452,357)
	2,235,262	32,360,948	1,218,081	35,662,698
Class C Shares
Shares sold	70,213	$737,364	235,539	$3,906,159
Reinvestment of distributions	560,074	4,665,417	318,359	5,845,080
Shares redeemed	(239,590)	(2,547,141)	(414,959)	(6,928,923)
	390,697	2,855,640	138,939	2,822,316
Institutional Shares
Shares sold	387,670	$8,264,565	944,827	$29,735,429
Reinvestment of distributions	628,475	12,349,543	634,728	22,139,319
Shares redeemed	(1,394,622)	(29,791,587)	(2,359,252)	(75,415,515)
	(378,477)	(9,177,479)	(779,697)	(23,540,767)
Service Shares
Shares sold	29,857	$483,522	114,091	$2,817,967
Reinvestment of distributions	104,455	1,511,457	72,669	1,988,963
Shares redeemed	(80,710)	(1,339,820)	(917,371)	(29,623,509)
	53,602	655,159	(730,611)	(24,816,579)
Investor Shares
Shares sold	139,816	$2,876,858	276,365	$8,380,247
Reinvestment of distributions	200,217	3,798,122	161,194	5,462,866
Shares redeemed	(317,836)	(6,527,781)	(406,065)	(11,600,332)
	22,197	147,199	31,494	2,242,781
Class R6 Shares
Shares sold	106,573	$2,334,649	1,984,304	$49,192,635
Reinvestment of distributions	408,413	8,037,564	13,225	461,688
Shares redeemed	(121,428)	(2,426,276)	(94,205)	(2,474,371)
	393,558	7,945,937	1,903,324	47,179,952
Class P Shares
Shares sold	642,507	$13,755,829	1,823,373	$55,616,357
Reinvestment of distributions	522,911	10,285,667	551,924	19,267,650
Shares redeemed	(2,008,265)	(44,682,614)	(2,128,728)	(62,268,189)
	(842,847)	(20,641,118)	246,569	12,615,818

NET INCREASE	1,873,992	$14,146,286	2,028,099	$52,166,219

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Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity ESG Fund

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	32,022	$491,734	100,303	$1,667,025
Reinvestment of distributions	1,820	27,864	7,594	142,682
Shares redeemed	(13,263)	(195,932)	(61,195)	(1,001,721)
	20,579	323,666	46,702	807,986
Class C Shares
Shares sold	889	$12,300	18,178	$257,621
Reinvestment of distributions	0	0	2,559	44,937
Shares redeemed	(28,974)	(415,047)	(58,247)	(849,110)
	(28,085)	(402,747)	(37,510)	(546,552)
Institutional Shares
Shares sold	7,700	$122,257	754,988	$14,872,119
Reinvestment of distributions	668	10,348	15,067	287,217
Shares redeemed	(4,314)	(65,887)	(777,636)	(13,906,355)
	4,054	66,718	(7,581)	1,252,981
Investor Shares
Shares sold	827	$13,166	41,836	$782,804
Reinvestment of distributions	236	3,657	1,640	31,256
Shares redeemed	(32,476)	(502,608)	(12,811)	(228,347)
	(31,413)	(485,785)	30,665	585,713
Class R6 Shares
Shares sold	10,746	$168,718	41,686	$702,788
Reinvestment of distributions	559	8,673	1,374	26,210
Shares redeemed	(15,017)	(236,273)	(29,343)	(493,542)
	(3,712)	(58,882)	13,717	235,456
Class R Shares
Shares sold	1,285	$19,983	1,955	$33,602
Reinvestment of distributions	41	624	474	8,964
Shares redeemed	(2,926)	(47,002)	(894)	(15,712)
	(1,600)	(26,395)	1,535	26,854
Class P Shares
Shares sold	244,138	$3,777,371	511,690	$9,516,364
Reinvestment of distributions	4,496	69,687	3,796	72,352
Shares redeemed	(20,478)	(305,496)	(270,428)	(5,090,066)
	228,156	3,541,562	245,058	4,498,650

NET INCREASE	187,979	$2,958,137	292,586	$6,861,088

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Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 14-15, 2023 GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the impact of local holidays in non-U.S. jurisdictions; and (4) the impact of geopolitical, market and economic developments and events on liquidity and liquidity risk. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Fund Expenses — Six Month Period Ended February 28, 2023 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class P, Class R or Class R6 Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 through February 28, 2023, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Concentrated Growth Fund				Flexible Cap Fund				Large Cap Core Fund				Mid Cap Growth Fund				Small Cap Growth Fund
Share Class	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/2023*	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/2023*	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/2023*	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/2023*	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/2023*
Class A
Actual	$1,000.00	$997.83		$5.38	$1,000.00	$1,031.70		$4.85	$1,000.00	$1,027.70		$5.25	$1,000.00	$1,032.89		$6.08	$1,000.00	$1,030.47		$6.36
Hypothetical 5% return	1,000.00	1,019.41	+	5.44	1,000.00	1,020.02	+	4.82	1,000.00	1,019.62	+	5.23	1,000.00	1,018.81	+	6.04	1,000.00	1,018.53	+	6.32
Class C
Actual	1,000.00	993.87		9.09	1,000.00	1,028.21		8.61	1,000.00	1,023.91		9.00	1,000.00	1,029.83		9.86	1,000.00	1,026.53		10.12
Hypothetical 5% return	1,000.00	1,015.68	+	9.19	1,000.00	1,016.30	+	8.56	1,000.00	1,015.90	+	8.97	1,000.00	1,015.08	+	9.78	1,000.00	1,014.81	+	10.06
Institutional
Actual	1,000.00	999.14		3.91	1,000.00	1,033.29		2.99	1,000.00	1,029.49		3.54	1,000.00	1,034.77		4.46	1,000.00	1,031.92		4.59
Hypothetical 5% return	1,000.00	1,020.88	+	3.96	1,000.00	1,021.86	+	2.97	1,000.00	1,021.30	+	3.53	1,000.00	1,020.41	+	4.43	1,000.00	1,020.28	+	4.56
Service
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,027.18		6.05	1,000.00	1,032.33		6.97	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,018.82	+	6.03	1,000.00	1,017.93	+	6.92	N/A	N/A		N/A
Investor
Actual	1,000.00	998.50		4.14	1,000.00	1,032.93		3.59	1,000.00	1,028.81		3.99	1,000.00	1,034.56		4.83	1,000.00	1,032.03		5.11
Hypothetical 5% return	1,000.00	1,020.65	+	4.19	1,000.00	1,021.26	+	3.57	1,000.00	1,020.86	+	3.98	1,000.00	1,020.05	+	4.79	1,000.00	1,019.77	+	5.08
Class R6
Actual	1,000.00	999.19		3.86	1,000.00	1,034.13		2.94	1,000.00	1,029.34		3.49	1,000.00	1,035.32		4.41	1,000.00	1,031.92		4.54
Hypothetical 5% return	1,000.00	1,020.93	+	3.90	1,000.00	1,021.91	+	2.92	1,000.00	1,021.35	+	3.48	1,000.00	1,020.46	+	4.38	1,000.00	1,020.33	+	4.51
Class R
Actual	1,000.00	996.26		6.60	1,000.00	1,031.16		6.11	1,000.00	1,025.96		6.50	1,000.00	1,032.42		7.34	1,000.00	1,029.76		7.61
Hypothetical 5% return	1,000.00	1,018.18	+	6.67	1,000.00	1,018.78	+	6.07	1,000.00	1,018.38	+	6.47	1,000.00	1,017.57	+	7.29	1,000.00	1,017.29	+	7.57
Class P
Actual	1,000.00	999.13		3.87	1,000.00	1,034.04		2.94	1,000.00	1,029.68		3.49	1,000.00	1,035.30		4.41	1,000.00	1,032.83		4.54
Hypothetical 5% return	1,000.00	1,020.92	+	3.91	1,000.00	1,021.91	+	2.92	1,000.00	1,021.35	+	3.48	1,000.00	1,020.46	+	4.38	1,000.00	1,020.33	+	4.51

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Concentrated Growth	1.09%	1.84%	0.79%	N/A	0.84%	0.78%	1.33%	0.78%
Flexible Cap	0.96	1.71	0.59	N/A	0.71	0.58	1.21	0.58
Large Cap Core	1.04	1.79	0.70	1.20	0.79	0.69	1.29	0.69
Mid Cap Growth	1.21	1.96	0.88	1.38	0.96	0.87	1.46	0.87
Small Cap Growth	1.26	2.01	0.91	N/A	1.01	0.90	1.51	0.90

144

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Fund Expenses — Six Month Period Ended February 28, 2023 (Unaudited) (continued)

	Small/Mid Cap Growth Fund				Strategic Growth Fund				Technology Opportunities Fund				U.S. Equity ESG Fund
Share Class	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/2023*	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/2023*	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/2023*	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/2023*
Class A
Actual	$1,000.00	$1,031.65		$6.28	$1,000.00	$978.32		$5.31	$1,000.00	$946.87		$5.99	$1,000.00	$1,047.14		$5.29
Hypothetical 5% return	1,000.00	1,018.61	+	6.24	1,000.00	1,019.42	+	5.42	1,000.00	1,018.64	+	6.21	1,000.00	1,019.63	+	5.22
Class C
Actual	1,000.00	1,028.38		10.04	1,000.00	975.13		8.98	1,000.00	943.27		9.59	1,000.00	1,043.39		9.08
Hypothetical 5% return	1,000.00	1,014.89	+	9.98	1,000.00	1,015.70	+	9.16	1,000.00	1,014.92	+	9.94	1,000.00	1,015.91	+	8.96
Institutional
Actual	1,000.00	1,033.54		4.67	1,000.00	980.11		3.70	1,000.00	947.85		4.59	1,000.00	1,048.66		3.41
Hypothetical 5% return	1,000.00	1,020.20	+	4.64	1,000.00	1,021.06	+	3.77	1,000.00	1,020.08	+	4.76	1,000.00	1,021.46	+	3.37
Service
Actual	1,000.00	1,031.15		7.18	1,000.00	977.54		6.14	1,000.00	945.65		7.00	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,017.72	+	7.14	1,000.00	1,018.58	+	6.27	1,000.00	1,017.60	+	7.26	N/A	N/A		N/A
Investor
Actual	1,000.00	1,032.92		5.02	1,000.00	979.97		4.10	1,000.00	947.95		4.78	1,000.00	1,048.45		4.02
Hypothetical 5% return	1,000.00	1,019.85	+	4.99	1,000.00	1,020.65	+	4.18	1,000.00	1,019.88	+	4.96	1,000.00	1,020.87	+	3.97
Class R6
Actual	1,000.00	1,033.49		4.62	1,000.00	980.07		3.65	1,000.00	948.28		4.54	1,000.00	1,048.97		3.36
Hypothetical 5% return	1,000.00	1,020.25	+	4.59	1,000.00	1,021.11	+	3.72	1,000.00	1,020.13	+	4.71	1,000.00	1,021.51	+	3.32
Class R
Actual	1,000.00	1,030.61		7.54	1,000.00	976.59		6.53	N/A	N/A		N/A	1,000.00	1,045.63		6.55
Hypothetical 5% return	1,000.00	1,017.37	+	7.49	1,000.00	1,018.19	+	6.67	N/A	N/A		N/A	1,000.00	1,018.39	+	6.47
Class P
Actual	1,000.00	1,033.49		4.62	1,000.00	980.03		3.65	1,000.00	947.89		4.54	1,000.00	1,049.11		3.36
Hypothetical 5% return	1,000.00	1,020.25	+	4.59	1,000.00	1,021.11	+	3.72	1,000.00	1,020.13	+	4.71	1,000.00	1,021.51	+	3.32

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Small/Mid Cap Growth	1.25%	2.00%	0.93%	1.43%	1.00%	0.92%	1.50%	0.92%
Strategic Growth	1.08	1.83	0.75	1.25	0.83	0.74	1.33	0.74
Technology Opportunities	1.24	1.99	0.95	1.45	0.99	0.94	N/A	0.94
U.S. Equity ESG	1.04	1.79	0.67	N/A	0.79	0.66	1.29	0.66

145

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.30 trillion in assets under supervision as of December 31, 2022, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Gregory G. Weaver, Chair Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling James A. McNamara Paul C. Wirth	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 28, 2023 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2023 Goldman Sachs. All rights reserved. 313749-OTU-1777452 EQGRWSAR-23

Goldman Sachs Funds

Semi-Annual Report	February 28, 2023

Fundamental Equity Value Funds
Equity Income
Focused Value
Large Cap Value
Mid Cap Value
Small Cap Value
Small/Mid Cap Value

Goldman Sachs Fundamental Equity Value Funds

∎	EQUITY INCOME

∎	FOCUSED VALUE

∎	LARGE CAP VALUE

∎	MID CAP VALUE

∎	SMALL CAP VALUE

∎	SMALL/MID CAP VALUE

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET AND ECONOMIC REVIEW

Fundamental Equity Value Funds

The following are highlights both of key factors affecting the U.S. equity market and of any key changes made to the Goldman Sachs Fundamental Equity Value Funds (the “Funds”) during the six months ended February 28, 2023 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmark during the Reporting Period. A fuller review will appear in the Funds’ annual shareholder report covering the 12 months ended August 31, 2023.

Market and Economic Review

•

Overall, U.S. equities rose during the Reporting Period. The Standard & Poor’s 500® Index (the “S&P 500 Index”) ended the Reporting Period with a return of 1.26%. The Russell 3000® Index generated a return of 1.51%.

•

The market posted muted returns during the Reporting Period amid a backdrop of ongoing U.S. Federal Reserve (“Fed”) interest rate hikes to combat inflation, persistent recession worries, supply-chain disruptions, geopolitical tensions given the Russia/Ukraine war, and elevated concerns around China’s zero-COVID policy.

•

As the Reporting Period began in September 2022, the S&P 500 Index decreased primarily based on the noticeable tightening of financial conditions guided by expectations for a more aggressive global interest rate hiking cycle. Indeed, the Fed increased its “raise and hold” messaging as the end of September approached, a policy that received support on the back of higher than consensus expected August core inflation data and a still-tight labor market that showed only moderate signs of cooling off.

•	During the fourth quarter of 2022, the S&P 500 Index solidly increased, breaking its streak of three consecutive quarterly losses, attributable primarily to gains in October and November.

•

Investors continued to witness a variety of contradictory macroeconomic developments, highlighted by a noticeably hawkish Fed, consumer resilience, and economic data supporting the themes of slowing economic growth. (Hawkish tends to suggest higher interest rates; opposite of dovish.)

•

There was a dovish tilt surrounding consensus expectations for a reduction in the pace of monetary policy tightening, which was realized when the Fed announced a 50 basis point interest rate hike in December, following four successive 75 basis point increases. (A basis point is 1/100th of a percentage point.)

•	Positive inflation developments further supported market aspirations for a peak in the Fed tightening cycle, with October and November inflation data coming in lower than anticipated by most.

•	Despite the smaller interest rate hike, the Fed maintained its hawkish tone with its relentless higher-for-longer messaging that continued to be a headwind for the U.S. equities market.

•

Although the third quarter 2022 corporate earnings season provided disappointing results, companies emphasized a strong demand environment even against a backdrop of heightened macroeconomic uncertainty. Companies also focused on cost-cutting measures, as headlines of layoffs remained in the spotlight, especially within the information technology sector.

•

On the geopolitical front, the most constructive takeaways came from China’s zero-COVID pivot and pro-growth focus as well as Europe’s warmer than anticipated weather that helped settle concerns about an energy crisis there.

•

The S&P 500 Index rose in January 2023, rebounding from December 2022’s losses, gaining on a combination of heightened optimism around disinflationary signals, a cooling job market, positive reports about China’s economic reopening, better than consensus forecasted economic circumstances in Europe, improvements in supply-chain conditions and elevated hopes for the termination of the Fed’s tightening cycle. Collectively, these themes provided a strong case for the Fed’s soft landing scenario and the avoidance of a deep recession resulting from interest rate hikes. (A soft landing, in economics, is a cyclical downturn that avoids recession. It typically describes attempts by central banks to raise interest rates just enough to stop an economy from overheating and experiencing high inflation, without causing a significant increase in unemployment, or a hard landing.)

1

MARKET AND ECONOMIC REVIEW

•	However, the S&P 500 Index then fell again in February 2023, giving back a portion of the prior month’s gains.

•

U.S. equities depreciated as the market’s modified Fed interest rate hike expectations and resilient economic data prompted a reduction in the progress of disinflation and heightened traction around several bearish themes. (Bearish refers to an expected downward movement in the prices of securities.)

•

Early in February, the Fed raised the targeted federal funds rate by another 25 basis points as expected, and its accompanying statement seemed dovish. Still, Fed Chair Powell’s subsequent statement that further rate hikes will be necessary if economic data continues to come in stronger than expected shifted the Fed narrative more hawkish.

•

During the Reporting Period overall, value stocks meaningfully outperformed growth stocks within the large-cap and small-cap segments of the U.S. equity market, though growth stocks outpaced value stocks within the mid-cap segment.

•

The best performing sectors within the S&P 500 Index during the Reporting Period were materials, industrials, energy and financials, while the weakest performing sectors were utilities, consumer discretionary, real estate and communication services.

Fund Changes and Highlights

No material changes were made to the Funds during the Reporting Period.

Goldman Sachs Focused Value Fund

•	The Fund posted positive absolute returns and outperformed its benchmark, the Russell 1000® Value Index, during the Reporting Period.

•

Stock selection overall contributed positively to the Fund’s performance during the Reporting Period, especially in the health care, consumer discretionary, industrials and financials sectors. Sector allocation decisions as a whole also added value, albeit more modestly. Only partially offsetting these positive contributors was stock selection in the energy, utilities, information technology and communication services sectors, which detracted.

•

Among individual holdings, overweight positions in industrial conglomerate General Electric, discount apparel and home accessories retailer Ross Stores and health insurance company Humana contributed most positively. We sold the Fund’s position in Humana by the end of the Reporting Period. Those individual holdings that detracted most included overweight positions in Facebook parent company Meta Platforms (Class A), electric power and energy infrastructure company NextEra Energy and pharmacy healthcare solutions provider CVS Health. We sold the Fund’s position in Meta Platforms (Class A) by the end of the Reporting Period.

2

FUND BASICS

Equity Income Fund

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]
Class A	3.23%	4.07%
Class C	2.85	4.07
Institutional	3.36	4.07
Service	3.13	4.07
Investor	3.34	4.07
Class R6	3.39	4.07
Class R	3.06	4.07
Class P	3.37	4.07

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 2/28/23[3]

Holding	% of Net Assets	Line of Business

JPMorgan Chase & Co.	3.8%	Banks
Exxon Mobil Corp.	3.1	Oil, Gas & Consumable Fuels
Johnson & Johnson	2.8	Pharmaceuticals
Bristol-Myers Squibb Co.	2.5	Pharmaceuticals
Eaton Corp. PLC	2.3	Electrical Equipment
Bank of America Corp.	2.1	Banks
Cisco Systems, Inc.	2.0	Communications Equipment
ConocoPhillips	2.0	Oil, Gas & Consumable Fuels
Eli Lilly & Co.	2.0	Pharmaceuticals
NextEra Energy, Inc.	1.9	Electric Utilities

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

3

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 28, 2023

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Focused Value Fund

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]
Class A	6.89%	4.07%
Class C	6.44	4.07
Institutional	7.00	4.07
Investor	7.03	4.07
Class R6	7.02	4.07
Class R	6.75	4.07
Class P	7.02	4.07

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/23[3]

Holding	% of Net Assets	Line of Business

Bristol-Myers Squibb Co.	5.1%	Pharmaceuticals
JPMorgan Chase & Co.	4.9	Banks
Salesforce, Inc.	4.2	Software
Exxon Mobil Corp.	4.1	Oil, Gas & Consumable Fuels
Ross Stores, Inc.	4.1	Specialty Retail
General Electric Co.	3.9	Industrial Conglomerates
Bank of America Corp.	3.6	Banks
Boston Scientific Corp.	3.4	Health Care Equipment & Supplies
Zimmer Biomet Holdings, Inc.	3.4	Health Care Equipment & Supplies
Target Corp.	3.3	Multiline Retail

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

5

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 28, 2023

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Large Cap Value Fund

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]
Class A	4.83%	4.07%
Class C	4.39	4.07
Institutional	4.94	4.07
Service	4.66	4.07
Investor	4.95	4.07
Class R6	4.94	4.07
Class R	4.68	4.07
Class P	5.00	4.07

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/23[3]

Holding	% of Net Assets	Line of Business

JPMorgan Chase & Co.	3.7%	Banks
Exxon Mobil Corp.	3.2	Oil, Gas & Consumable Fuels
Johnson & Johnson	3.0	Pharmaceuticals
Bank of America Corp.	2.6	Banks
Morgan Stanley	2.3	Capital Markets
Bristol-Myers Squibb Co.	2.1	Pharmaceuticals
Walmart, Inc.	2.1	Food & Staples Retailing
AT&T, Inc.	1.8	Diversified Telecommunication Services
CVS Health Corp.	1.8	Health Care Providers & Services
Linde PLC	1.8	Chemicals

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

7

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 28, 2023

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Mid Cap Value Fund

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[1]	Russell Midcap® Value Index[2]

Class A	4.23%	4.34%
Class C	3.86	4.34
Institutional	4.44	4.34
Service	4.15	4.34
Investor	4.34	4.34
Class R6	4.39	4.34
Class R	4.10	4.34
Class P	4.42	4.34

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell Midcap Value® Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/23[3]

Holding	% of Net Assets	Line of Business

Motorola Solutions, Inc.	2.2%	Communications Equipment
Martin Marietta Materials, Inc.	2.0	Construction Materials
Zimmer Biomet Holdings, Inc.	1.9	Health Care Equipment & Supplies
Cummins, Inc.	1.9	Machinery
Alexandria Real Estate Equities, Inc. REIT	1.9	Equity Real Estate Investment Trusts (REITs)
Ball Corp.	1.8	Containers & Packaging
Steel Dynamics, Inc.	1.7	Metals & Mining
Ameren Corp.	1.7	Multi-Utilities
Yum! Brands, Inc.	1.6	Hotels, Restaurants & Leisure
ITT, Inc.	1.6	Machinery

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

9

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 28, 2023

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

Small Cap Value Fund

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[1]	Russell 2000® Value Index[2]
Class A	4.97%	4.20%
Class C	4.57	4.20
Institutional	5.11	4.20
Service	4.86	4.20
Investor	5.10	4.20
Class R6	5.14	4.20
Class R	4.82	4.20
Class P	5.12	4.20

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000 Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/23[3]

Holding	% of Net Assets	Line of Business

Physicians Realty Trust REIT	1.3%	Equity Real Estate Investment Trusts (REITs)
Selective Insurance Group, Inc.	1.2	Insurance
KBR, Inc.	1.1	Professional Services
STAG Industrial, Inc. REIT	1.1	Equity Real Estate Investment Trusts (REITs)
ABM Industries, Inc.	1.1	Commercial Services & Supplies
Terreno Realty Corp. REIT	1.1	Equity Real Estate Investment Trusts (REITs)
Hostess Brands, Inc.	1.0	Food Products
Hancock Whitney Corp.	1.0	Banks
Ryman Hospitality Properties, Inc. REIT	1.0	Equity Real Estate Investment Trusts (REITs)
Meritage Homes Corp.	1.0	Household Durables

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

11

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 28, 2023

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. Underlying sector allocations of Exchange Traded Funds held by the Fund are not reflected in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

12

FUND BASICS

Small/Mid Cap Value Fund

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[1]	Russell 2500® Value Index[2]
Class A	3.89%	4.92%
Class C	3.55	4.92
Institutional	4.04	4.92
Investor	4.07	4.92
Class R6	4.05	4.92
Class R	3.75	4.92
Class P	4.05	4.92

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2500 Value Index is composed of the smallest 2,500 of the 3,000 largest U.S. companies based on total market capitalization with lower price-to-book ratios and lower forecast growth values. It is calculated by Frank Russell Company, and reflects reinvestment of all dividends and capital gains. The Russell 2500 Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/23[3]

Holding	% of Net Assets	Line of Business

KBR, Inc.	1.8%	Professional Services
AECOM	1.3	Construction & Engineering
Regency Centers Corp. REIT	1.3	Equity Real Estate Investment Trusts (REITs)
Globe Life, Inc.	1.3	Insurance
Regal Rexnord Corp.	1.3	Electrical Equipment
CubeSmart REIT	1.3	Equity Real Estate Investment Trusts (REITs)
Terreno Realty Corp. REIT	1.2	Equity Real Estate Investment Trusts (REITs)
ITT, Inc.	1.1	Machinery
Ashland, Inc.	1.1	Chemicals
Ciena Corp.	1.1	Communications Equipment

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

13

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 28, 2023

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.01% of the Fund’s net assets as of February 28, 2023. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

14

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Aerospace & Defense – 1.5%
28,068	L3Harris Technologies, Inc.	$5,927,681

Banks – 7.4%
252,434	Bank of America Corp.	8,658,486
110,213	JPMorgan Chase & Co.	15,799,034
130,539	Truist Financial Corp.	6,128,806

		30,586,326

Beverages – 1.6%
76,346	Coca-Cola Co. (The)	4,543,350
33,400	Coca-Cola Europacific Partners PLC (United Kingdom)	1,837,000

		6,380,350

Biotechnology – 2.6%
13,900	Amgen, Inc.	3,220,074
92,969	Gilead Sciences, Inc.	7,486,794

		10,706,868

Capital Markets – 5.7%
8,099	BlackRock, Inc.	5,583,694
73,743	Blackstone, Inc.	6,695,864
50,771	Morgan Stanley	4,899,402
70,605	Nasdaq, Inc.	3,958,116
24,668	Singapore Exchange Ltd. ADR (Singapore)(a)	2,400,936

		23,538,012

Chemicals – 3.0%
16,705	Air Products and Chemicals, Inc.	4,777,296
21,550	Linde PLC (United Kingdom)	7,507,373

		12,284,669

Commercial Services & Supplies – 1.7%
53,787	Republic Services, Inc.	6,934,758

Communications Equipment – 2.0%
167,507	Cisco Systems, Inc.	8,110,689

Construction & Engineering – 0.6%
91,565	Vinci SA ADR (France)	2,602,735

Consumer Finance – 1.2%
28,127	American Express Co.	4,893,817

Containers & Packaging – 0.5%
60,363	International Paper Co.	2,196,610

Diversified Telecommunication Services – 1.8%
392,410	AT&T, Inc.	7,420,473

Electric Utilities – 2.7%
111,597	NextEra Energy, Inc.	7,926,735
49,944	Xcel Energy, Inc.	3,224,884

		11,151,619

Electrical Equipment – 2.3%
54,772	Eaton Corp. PLC	9,581,266

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 0.9%
30,301	TE Connectivity Ltd.	3,857,923

Entertainment – 0.5%
19,995	Electronic Arts, Inc.	2,218,245

Equity Real Estate Investment Trusts (REITs) – 5.9%
23,010	Alexandria Real Estate Equities, Inc. REIT	3,446,438
17,734	American Tower Corp. REIT	3,511,509
25,561	AvalonBay Communities, Inc. REIT	4,409,784
39,504	Digital Realty Trust, Inc. REIT	4,117,502
91,549	Healthpeak Properties, Inc. REIT	2,202,669
104,999	Hudson Pacific Properties, Inc. REIT	969,141
30,949	Regency Centers Corp. REIT	1,946,692
70,996	Ventas, Inc. REIT	3,453,955

		24,057,690

Food & Staples Retailing – 1.3%
36,751	Walmart, Inc.	5,223,420

Food Products – 2.3%
35,759	Archer-Daniels-Midland Co.	2,846,416
45,207	General Mills, Inc.	3,594,409
76,330	Kraft Heinz Co. (The)	2,972,290

		9,413,115

Health Care Equipment & Supplies – 1.8%
37,351	Abbott Laboratories	3,799,344
30,181	Zimmer Biomet Holdings, Inc.	3,738,520

		7,537,864

Health Care Providers & Services – 2.6%
82,063	CVS Health Corp.	6,855,543
7,938	UnitedHealth Group, Inc.	3,778,012

		10,633,555

Hotels, Restaurants & Leisure – 2.8%
26,397	McDonald’s Corp.	6,966,432
35,030	Yum! Brands, Inc.	4,454,415

		11,420,847

Household Products – 1.6%
37,610	Colgate-Palmolive Co.	2,756,813
28,322	Procter & Gamble Co. (The)	3,895,974

		6,652,787

Industrial Conglomerates – 1.1%
22,725	Honeywell International, Inc.	4,351,383

Insurance – 4.3%
31,969	Chubb Ltd.	6,746,098
29,893	Marsh & McLennan Cos., Inc.	4,846,851
81,905	MetLife, Inc.	5,875,046

		17,467,995

IT Services – 2.8%
14,044	Accenture PLC, Class A	3,729,384
39,752	Fidelity National Information Services, Inc.	2,519,084

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
40,988	International Business Machines Corp.	$5,299,749

		11,548,217

Machinery – 2.6%
16,534	Caterpillar, Inc.	3,960,720
28,185	Illinois Tool Works, Inc.	6,571,614

		10,532,334

Media – 2.6%
101,433	Comcast Corp., Class A	3,770,264
88,096	New York Times Co. (The), Class A	3,391,696
40,312	Omnicom Group, Inc.	3,651,058

		10,813,018

Metals & Mining – 1.4%
81,528	Rio Tinto PLC ADR (Australia)	5,684,947

Multiline Retail – 1.5%
35,975	Target Corp.	6,061,788

Multi-Utilities – 3.7%
59,131	Ameren Corp.	4,890,725
69,512	CMS Energy Corp.	4,099,123
47,170	Dominion Energy, Inc.	2,623,595
58,331	National Grid PLC ADR (United Kingdom)	3,669,603

		15,283,046

Oil, Gas & Consumable Fuels – 7.5%
79,691	ConocoPhillips	8,236,065
25,554	EOG Resources, Inc.	2,888,113
117,417	Exxon Mobil Corp.	12,905,302
19,851	Pioneer Natural Resources Co.	3,978,339
48,863	Shell PLC ADR (Netherlands)	2,969,405

		30,977,224

Pharmaceuticals – 7.2%
147,948	Bristol-Myers Squibb Co.	10,202,494
25,767	Eli Lilly & Co.	8,019,206
73,971	Johnson & Johnson	11,336,795

		29,558,495

Road & Rail – 1.0%
17,895	Norfolk Southern Corp.	4,023,154

Semiconductors & Semiconductor Equipment – 3.0%
13,662	KLA Corp.	5,183,090
73,638	Marvell Technology, Inc.	3,324,756
22,599	Texas Instruments, Inc.	3,874,598

		12,382,444

Software – 1.8%
12,673	Microsoft Corp.	3,160,900
48,228	Oracle Corp.	4,215,127

		7,376,027

Specialty Retail – 2.1%
12,292	Advance Auto Parts, Inc.	1,781,849

Common Stocks – (continued)
Specialty Retail – (continued)
68,125	Foot Locker, Inc.	2,978,425
34,854	Ross Stores, Inc.	3,852,761

		8,613,035

Textiles, Apparel & Luxury Goods – 0.6%
57,274	Tapestry, Inc.	2,491,992

Trading Companies & Distributors – 1.3%
106,000	Fastenal Co.	5,465,360

Water Utilities – 0.9%
26,486	American Water Works Co., Inc.	3,718,105

TOTAL COMMON STOCKS
(Cost $344,111,495)		$409,679,883

Shares	Dividend Rate	Value

Investment Company – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
516,200	4.475%	$516,200
(Cost $516,200)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $344,627,695)		$410,196,083

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
60,120	4.475%	$60,120
(Cost $60,120)

TOTAL INVESTMENTS – 99.8%
(Cost $344,687,815)		$410,256,203

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		840,868

NET ASSETS – 100.0%		$411,097,071

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Aerospace & Defense – 2.4%
5,179	L3Harris Technologies, Inc.	$1,093,753

Banks – 8.5%
47,392	Bank of America Corp.	1,625,546
15,706	JPMorgan Chase & Co.	2,251,455

		3,877,001

Biotechnology – 3.7%
17,010	Gilead Sciences, Inc.	1,369,815
3,106	Neurocrine Biosciences, Inc.*	320,229

		1,690,044

Capital Markets – 6.1%
2,122	BlackRock, Inc.	1,462,970
13,509	Morgan Stanley	1,303,619

		2,766,589

Construction Materials – 2.5%
3,208	Martin Marietta Materials, Inc.	1,154,463

Containers & Packaging – 2.8%
22,675	Ball Corp.	1,274,562

Diversified Telecommunication Services – 3.1%
74,655	AT&T, Inc.	1,411,726

Electric Utilities – 2.7%
17,476	NextEra Energy, Inc.	1,241,320

Equity Real Estate Investment Trusts (REITs) – 2.2%
6,776	Alexandria Real Estate Equities, Inc. REIT	1,014,909

Food & Staples Retailing – 3.2%
10,208	Walmart, Inc.	1,450,863

Health Care Equipment & Supplies – 6.8%
33,156	Boston Scientific Corp.*	1,549,048
12,515	Zimmer Biomet Holdings, Inc.	1,550,233

		3,099,281

Health Care Providers & Services – 3.0%
16,338	CVS Health Corp.	1,364,877

Household Products – 3.2%
19,909	Colgate-Palmolive Co.	1,459,330

Industrial Conglomerates – 3.9%
21,057	General Electric Co.	1,783,738

Interactive Media & Services – 3.2%
16,321	Alphabet, Inc., Class A*	1,469,869

IT Services – 2.2%
13,749	PayPal Holdings, Inc.*	1,011,926

Machinery – 4.9%
5,882	Caterpillar, Inc.	1,409,033
9,882	Stanley Black & Decker, Inc.	845,998

		2,255,031

Common Stocks – (continued)
Metals & Mining – 2.1%
23,062	Freeport-McMoRan, Inc.	944,850

Multiline Retail – 3.3%
8,940	Target Corp.	1,506,390

Multi-Utilities – 2.9%
16,041	Ameren Corp.	1,326,751

Oil, Gas & Consumable Fuels – 7.0%
13,172	ConocoPhillips	1,361,326
16,838	Exxon Mobil Corp.	1,850,665

		3,211,991

Pharmaceuticals – 5.1%
33,555	Bristol-Myers Squibb Co.	2,313,953

Road & Rail – 2.5%
5,163	Norfolk Southern Corp.	1,160,746

Semiconductors & Semiconductor Equipment – 3.0%
3,665	KLA Corp.	1,390,428

Software – 4.2%
11,834	Salesforce, Inc.*	1,936,161

Specialty Retail – 4.1%
16,841	Ross Stores, Inc.	1,861,604

TOTAL COMMON STOCKS
(Cost $43,954,190)		$45,072,156

Shares	Dividend Rate	Value

Investment Company – 0.8%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
346,160	4.475%	$346,160
(Cost $346,160)

TOTAL INVESTMENTS – 99.4%
(Cost $44,300,350)		$45,418,316

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		305,373

NET ASSETS – 100.0%		$45,723,689

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Aerospace & Defense – 1.4%
30,523	L3Harris Technologies, Inc.	$6,446,152

Airlines – 0.6%
55,410	United Airlines Holdings, Inc.*	2,879,104

Automobiles – 1.5%
174,477	General Motors Co.	6,759,239

Banks – 7.3%
336,814	Bank of America Corp.	11,552,720
19,619	First Republic Bank	2,413,333
113,736	JPMorgan Chase & Co.	16,304,056
15,201	M&T Bank Corp.	2,360,563

		32,630,672

Beverages – 1.1%
82,311	Coca-Cola Co. (The)	4,898,328

Biotechnology – 2.3%
85,397	Gilead Sciences, Inc.	6,877,020
17,386	Neurocrine Biosciences, Inc.*	1,792,497
13,866	Sarepta Therapeutics, Inc.*	1,693,455

		10,362,972

Capital Markets – 6.0%
10,628	BlackRock, Inc.	7,327,262
55,997	Charles Schwab Corp. (The)	4,363,286
106,264	Morgan Stanley	10,254,476
88,968	Nasdaq, Inc.	4,987,546

		26,932,570

Chemicals – 2.7%
39,177	Ashland, Inc.	3,987,435
22,860	Linde PLC (United Kingdom)	7,963,738

		11,951,173

Commercial Services & Supplies – 0.6%
19,722	Waste Connections, Inc.	2,641,170

Communications Equipment – 1.5%
137,976	Cisco Systems, Inc.	6,680,798

Construction Materials – 1.3%
16,365	Martin Marietta Materials, Inc.	5,889,273

Containers & Packaging – 1.0%
78,509	Ball Corp.	4,412,991

Diversified Financial Services – 1.7%
24,184	Berkshire Hathaway, Inc., Class B*	7,380,473

Diversified Telecommunication Services – 1.8%
428,784	AT&T, Inc.	8,108,305

Electric Utilities – 2.6%
99,913	NextEra Energy, Inc.	7,096,820
66,780	Xcel Energy, Inc.	4,311,985

		11,408,805

Common Stocks – (continued)
Electrical Equipment – 1.5%
38,518	Eaton Corp. PLC	6,737,954

Electronic Equipment, Instruments & Components – 0.6%
15,455	Keysight Technologies, Inc.*	2,472,182

Entertainment – 0.6%
24,995	Electronic Arts, Inc.	2,772,945

Equity Real Estate Investment Trusts (REITs) – 3.0%
23,699	Alexandria Real Estate Equities, Inc. REIT	3,549,636
18,290	American Tower Corp. REIT	3,621,603
21,789	AvalonBay Communities, Inc. REIT	3,759,038
36,382	Boston Properties, Inc. REIT	2,382,294

		13,312,571

Food & Staples Retailing – 2.1%
66,572	Walmart, Inc.	9,461,878

Food Products – 1.1%
132,001	Kraft Heinz Co. (The)	5,140,119

Gas Utilities – 0.9%
36,563	Atmos Energy Corp.	4,124,672

Health Care Equipment & Supplies – 5.1%
164,908	Boston Scientific Corp.*	7,704,502
13,271	Cooper Cos., Inc. (The)	4,339,219
41,638	Edwards Lifesciences Corp.*	3,349,360
58,763	Zimmer Biomet Holdings, Inc.	7,278,973

		22,672,054

Health Care Providers & Services – 2.6%
50,914	Centene Corp.*	3,482,517
96,157	CVS Health Corp.	8,032,956

		11,515,473

Household Products – 1.4%
88,083	Colgate-Palmolive Co.	6,456,484

Industrial Conglomerates – 1.6%
82,844	General Electric Co.	7,017,715

Insurance – 4.2%
23,508	Chubb Ltd.	4,960,658
38,025	Globe Life, Inc.	4,627,262
79,318	MetLife, Inc.	5,689,480
25,140	Progressive Corp. (The)	3,608,093

		18,885,493

Interactive Media & Services – 3.7%
85,500	Alphabet, Inc., Class A*	7,700,130
36,681	Meta Platforms, Inc., Class A*	6,416,974
216,411	Snap, Inc., Class A*	2,196,572

		16,313,676

Internet & Direct Marketing Retail – 1.2%
56,667	Amazon.com, Inc.*	5,339,731

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
IT Services – 2.4%
79,053	Fidelity National Information Services, Inc.	$5,009,589
77,477	PayPal Holdings, Inc.*	5,702,307

		10,711,896

Life Sciences Tools & Services – 0.6%
8,373	Waters Corp.*	2,603,082

Machinery – 3.4%
24,255	Caterpillar, Inc.	5,810,285
14,784	Illinois Tool Works, Inc.	3,447,038
70,826	Stanley Black & Decker, Inc.	6,063,414

		15,320,737

Media – 0.6%
28,586	Omnicom Group, Inc.	2,589,034

Metals & Mining – 1.2%
130,894	Freeport-McMoRan, Inc.	5,362,727

Multiline Retail – 1.5%
38,836	Target Corp.	6,543,866

Multi-Utilities – 1.8%
70,705	Ameren Corp.	5,848,011
39,617	CMS Energy Corp.	2,336,214

		8,184,225

Oil, Gas & Consumable Fuels – 7.3%
48,115	Chesapeake Energy Corp.	3,888,173
63,273	ConocoPhillips	6,539,265
31,642	EOG Resources, Inc.	3,576,179
128,583	Exxon Mobil Corp.	14,132,557
31,603	Hess Corp.	4,256,924

		32,393,098

Pharmaceuticals – 5.6%
32,941	AstraZeneca PLC ADR (United Kingdom)	2,147,095
135,528	Bristol-Myers Squibb Co.	9,346,011
87,251	Johnson & Johnson	13,372,088

		24,865,194

Road & Rail – 2.3%
28,349	Norfolk Southern Corp.	6,373,422
11,111	Old Dominion Freight Line, Inc.	3,769,518

		10,142,940

Semiconductors & Semiconductor Equipment – 2.2%
10,780	KLA Corp.	4,089,717
81,061	Marvell Technology, Inc.	3,659,904
36,939	Micron Technology, Inc.	2,135,813

		9,885,434

Software – 4.1%
11,888	Adobe, Inc.*	3,851,118
52,230	Oracle Corp.	4,564,902
47,873	Salesforce, Inc.*	7,832,501

Common Stocks – (continued)
Software – (continued)
16,518	Zscaler, Inc.*	2,166,336

		18,414,857

Specialty Retail – 2.4%
96,709	Foot Locker, Inc.	4,228,117
59,351	Ross Stores, Inc.	6,560,660

		10,788,777

Textiles, Apparel & Luxury Goods – 0.9%
90,495	Tapestry, Inc.	3,937,438

TOTAL COMMON STOCKS
(Cost $395,890,172)		$443,348,277

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,004,566	4.475%	$2,004,566
(Cost $2,004,566)

TOTAL INVESTMENTS – 99.7%
(Cost $397,894,738)		$445,352,843

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,063,803

NET ASSETS – 100.0%		$446,416,646

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Aerospace & Defense – 2.9%
48,400	L3Harris Technologies, Inc.	$10,221,596
12,677	TransDigm Group, Inc.	9,430,040
153,500	Woodward, Inc.	15,196,500

		34,848,136

Airlines – 0.6%
139,636	United Airlines Holdings, Inc.*	7,255,487

Auto Components – 0.5%
52,113	Aptiv PLC*	6,059,700

Banks – 4.5%
145,988	Citizens Financial Group, Inc.	6,096,459
206,140	East West Bancorp, Inc.	15,709,930
78,870	First Republic Bank	9,701,799
88,518	M&T Bank Corp.	13,745,960
111,171	Pinnacle Financial Partners, Inc.	8,236,659

		53,490,807

Beverages – 1.3%
272,752	Coca-Cola Europacific Partners PLC (United Kingdom)	15,001,360

Biotechnology – 1.5%
25,349	Biogen, Inc.*	6,840,681
68,631	BioMarin Pharmaceutical, Inc.*	6,834,961
30,646	Sarepta Therapeutics, Inc.*	3,742,796

		17,418,438

Building Products – 1.8%
85,680	Allegion PLC	9,656,993
62,827	Trane Technologies PLC	11,621,110

		21,278,103

Capital Markets – 3.8%
346,576	Carlyle Group, Inc. (The)	11,922,214
14,375	MSCI, Inc.	7,505,906
238,303	Nasdaq, Inc.	13,359,266
117,534	Raymond James Financial, Inc.	12,747,738

		45,535,124

Chemicals – 3.8%
149,639	Ashland, Inc.	15,230,257
74,940	Celanese Corp.	8,710,276
180,952	Corteva, Inc.	11,271,500
73,410	PPG Industries, Inc.	9,694,525

		44,906,558

Communications Equipment – 4.2%
206,600	Juniper Networks, Inc.	6,359,148
99,732	Motorola Solutions, Inc.	26,210,567
1,560,902	Viavi Solutions, Inc.*	17,076,268

		49,645,983

Construction Materials – 2.0%
67,555	Martin Marietta Materials, Inc.	24,311,018

Common Stocks – (continued)
Consumer Finance – 0.8%
90,592	Discover Financial Services	10,146,304

Containers & Packaging – 1.8%
376,549	Ball Corp.	21,165,819

Diversified Financial Services – 0.6%
96,706	Apollo Global Management, Inc.	6,856,455

Electric Utilities – 1.9%
75,180	Eversource Energy	5,665,565
260,970	Xcel Energy, Inc.	16,850,833

		22,516,398

Electrical Equipment – 2.5%
104,756	AMETEK, Inc.	14,829,259
52,362	Rockwell Automation, Inc.	15,443,125

		30,272,384

Electronic Equipment, Instruments & Components – 0.7%
55,262	Keysight Technologies, Inc.*	8,839,710

Entertainment – 2.0%
94,821	Electronic Arts, Inc.	10,519,442
124,855	Live Nation Entertainment, Inc.*	8,997,051
276,746	Warner Bros Discovery, Inc.*	4,322,773

		23,839,266

Equity Real Estate Investment Trusts (REITs) – 9.5%
150,855	Alexandria Real Estate Equities, Inc. REIT	22,595,062
253,016	Americold Realty Trust, Inc. REIT	7,438,670
105,318	AvalonBay Communities, Inc. REIT	18,169,461
227,268	CubeSmart REIT	10,679,323
80,685	EastGroup Properties, Inc. REIT	13,173,440
125,084	Equity LifeStyle Properties, Inc. REIT	8,569,505
224,880	Invitation Homes, Inc. REIT	7,029,749
127,921	Regency Centers Corp. REIT	8,046,231
200,257	Ventas, Inc. REIT	9,742,503
250,616	VICI Properties, Inc. REIT	8,403,155

		113,847,099

Food & Staples Retailing – 1.4%
329,245	Grocery Outlet Holding Corp.*	8,906,077
143,059	Performance Food Group Co.*	8,095,709

		17,001,786

Food Products – 1.5%
146,555	McCormick & Co., Inc.	10,891,968
431,506	Utz Brands, Inc.	7,076,698

		17,968,666

Health Care Equipment & Supplies – 3.4%
54,192	Cooper Cos., Inc. (The)	17,719,158
185,221	Zimmer Biomet Holdings, Inc.	22,943,325

		40,662,483

Health Care Providers & Services – 1.4%
79,036	AmerisourceBergen Corp.	12,294,840

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
68,247	Centene Corp.*	$4,668,095

		16,962,935

Hotels, Restaurants & Leisure – 2.6%
209,688	Las Vegas Sands Corp.*	12,050,769
153,698	Yum! Brands, Inc.	19,544,238

		31,595,007

Household Durables – 1.2%
147,234	Lennar Corp., Class A	14,243,417

Independent Power and Renewable Electricity Producers – 1.3%
631,984	AES Corp. (The)	15,597,365

Insurance – 7.4%
127,425	Allstate Corp. (The)	16,409,792
47,697	American Financial Group, Inc.	6,396,645
218,580	Arch Capital Group Ltd.*	15,300,600
65,684	Arthur J Gallagher & Co.	12,305,897
107,262	Globe Life, Inc.	13,052,713
3,506	Markel Corp.*	4,662,489
136,339	Principal Financial Group, Inc.	12,210,521
178,915	Unum Group	7,970,663

		88,309,320

Interactive Media & Services – 0.6%
167,220	Match Group, Inc.*	6,926,252

Internet & Direct Marketing Retail – 0.5%
44,271	Etsy, Inc.*	5,374,942

IT Services – 1.7%
152,352	Fidelity National Information Services, Inc.	9,654,546
62,215	Jack Henry & Associates, Inc.	10,218,192

		19,872,738

Life Sciences Tools & Services – 1.0%
37,975	West Pharmaceutical Services, Inc.	12,039,214

Machinery – 7.2%
91,145	Chart Industries, Inc.*	12,167,858
93,817	Cummins, Inc.	22,805,036
232,655	Fortive Corp.	15,508,782
208,027	ITT, Inc.	18,907,574
201,250	Stanley Black & Decker, Inc.	17,229,013

		86,618,263

Metals & Mining – 3.0%
214,779	ATI, Inc.*	8,730,766
161,526	Freeport-McMoRan, Inc.	6,617,720
160,397	Steel Dynamics, Inc.	20,227,666

		35,576,152

Multi-Utilities – 4.4%
243,415	Ameren Corp.	20,132,854
297,340	CMS Energy Corp.	17,534,140
173,591	WEC Energy Group, Inc.	15,390,578

		53,057,572

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 3.7%
72,575	Cheniere Energy, Inc.	11,418,950
127,930	Chesapeake Energy Corp.	10,338,023
210,706	Devon Energy Corp.	11,361,268
435,840	Marathon Oil Corp.	10,961,376

		44,079,617

Pharmaceuticals – 0.8%
140,630	Catalent, Inc.*	9,593,779

Road & Rail – 2.1%
50,139	Old Dominion Freight Line, Inc.	17,010,157
31,415	Saia, Inc.*	8,509,381

		25,519,538

Semiconductors & Semiconductor Equipment – 1.4%
102,710	MKS Instruments, Inc.	9,955,680
93,835	ON Semiconductor Corp.*	7,263,768

		17,219,448

Software – 0.9%
138,788	Dynatrace, Inc.*	5,902,653
13,680	HubSpot, Inc.*	5,292,245

		11,194,898

Specialty Retail – 2.6%
43,225	Burlington Stores, Inc.*	9,260,956
169,498	Foot Locker, Inc.	7,410,453
183,930	National Vision Holdings, Inc.*	6,871,625
24,140	RH*	7,218,584

		30,761,618

Textiles, Apparel & Luxury Goods – 0.6%
141,943	Capri Holdings Ltd.*	7,036,115

Trading Companies & Distributors – 0.6%
138,527	Fastenal Co.	7,142,452

Water Utilities – 0.6%
51,071	American Water Works Co., Inc.	7,169,347

TOTAL COMMON STOCKS
(Cost $1,025,312,740)		$1,178,757,073

Shares	Dividend Rate	Value

Investment Company – 1.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
15,495,171	4.475%	$15,495,171
(Cost $15,495,171)

TOTAL INVESTMENTS – 99.9%
(Cost $1,040,807,911)		$1,194,252,244

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		863,740

NET ASSETS – 100.0%		$1,195,115,984

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Aerospace & Defense – 1.8%
257,888	AAR Corp.*	$14,026,528
199,476	Ducommun, Inc.*	10,731,809
254,070	Maxar Technologies, Inc.	13,084,605
68,364	Moog, Inc., Class A	6,742,058

		44,585,000

Airlines – 0.3%
388,688	Spirit Airlines, Inc.	7,120,764

Auto Components – 0.9%
391,486	Adient PLC*	16,724,282
834,772	American Axle & Manufacturing Holdings, Inc.*	7,345,994

		24,070,276

Banks – 17.9%
109,863	Amalgamated Financial Corp.	2,587,274
349,958	Ameris Bancorp	16,752,490
788,454	Associated Banc-Corp.	18,252,710
381,834	Atlantic Union Bankshares Corp.	14,303,502
322,063	Banner Corp.	20,283,528
192,957	Berkshire Hills Bancorp, Inc.	5,607,330
97,419	Brookline Bancorp, Inc.	1,262,550
191,021	Community Bank System, Inc.	11,661,832
485,517	ConnectOne Bancorp, Inc.	11,773,787
686,849	CVB Financial Corp.	16,436,297
1,035,586	Eastern Bankshares, Inc.	16,237,989
323,421	FB Financial Corp.	12,189,738
279,649	First Financial Bankshares, Inc.	10,257,525
404,158	First Merchants Corp.	16,538,145
221,938	German American Bancorp, Inc.	8,722,163
261,730	Glacier Bancorp, Inc.	12,400,767
524,899	Hancock Whitney Corp.	25,783,039
343,269	Heritage Financial Corp.	9,566,907
623,418	Home BancShares, Inc.	15,024,374
223,421	Independent Bank Corp.	17,802,185
161,367	Independent Bank Group, Inc.	9,498,062
226,848	Lakeland Financial Corp.	16,246,854
198,182	NBT Bancorp, Inc.	8,044,207
565,003	OceanFirst Financial Corp.	13,401,871
198,407	Origin Bancorp, Inc.	7,521,609
580,373	Pacific Premier Bancorp, Inc.	18,815,693
152,327	Pinnacle Financial Partners, Inc.	11,285,907
440,201	Renasant Corp.	15,838,432
256,053	SouthState Corp.	20,658,356
379,030	Towne Bank	11,495,980
288,605	TriCo Bancshares	14,577,439
683,972	United Community Banks, Inc.	22,646,313
553,148	Washington Federal, Inc.	19,398,900

		452,873,755

Beverages – 0.8%
1,394,742	Primo Water Corp.	21,590,606

Biotechnology – 4.4%
261,156	2seventy bio, Inc.*	3,522,994
349,170	Agios Pharmaceuticals, Inc.*	8,837,493

Common Stocks – (continued)
Biotechnology – (continued)
324,001	Alkermes PLC*	8,663,787
95,436	Apellis Pharmaceuticals, Inc.*	6,249,149
175,876	Arcus Biosciences, Inc.*	3,202,702
257,829	Avidity Biosciences, Inc.*	6,110,547
46,522	Beam Therapeutics, Inc.*	1,872,045
176,544	Cytokinetics, Inc.*	7,654,948
540,047	Iovance Biotherapeutics, Inc.*	3,936,943
251,993	Kura Oncology, Inc.*	3,003,757
698,129	Mersana Therapeutics, Inc.*	4,230,662
474,683	Myriad Genetics, Inc.*	8,981,002
190,832	REGENXBIO, Inc.*	4,246,012
386,403	Relay Therapeutics, Inc.*	6,240,409
282,095	REVOLUTION Medicines, Inc.*	7,548,862
269,846	Sage Therapeutics, Inc.*	11,236,387
347,675	Veracyte, Inc.*	8,556,282
229,624	Xencor, Inc.*	7,377,819

		111,471,800

Building Products – 0.5%
52,045	AZZ, Inc.	2,115,629
593,553	Resideo Technologies, Inc.*	10,885,762

		13,001,391

Capital Markets – 1.1%
442,266	P10, Inc., Class A	4,763,205
64,203	Piper Sandler Cos.	9,694,011
91,257	PJT Partners, Inc., Class A	7,198,352
96,496	Stifel Financial Corp.	6,448,828

		28,104,396

Chemicals – 2.4%
194,180	Ashland, Inc.	19,763,640
463,301	Avient Corp.	20,213,823
454,768	Element Solutions, Inc.	9,340,935
152,028	HB Fuller Co.	10,605,473

		59,923,871

Commercial Services & Supplies – 1.8%
571,283	ABM Industries, Inc.	27,655,810
279,022	Deluxe Corp.	5,145,166
71,753	UniFirst Corp.	14,072,916

		46,873,892

Communications Equipment – 0.3%
701,914	Viavi Solutions, Inc.*	7,678,939

Construction & Engineering – 1.6%
335,257	Arcosa, Inc.	20,316,574
57,396	Dycom Industries, Inc.*	4,833,317
159,301	MasTec, Inc.*	15,566,894

		40,716,785

Construction Materials – 0.7%
573,245	Summit Materials, Inc., Class A*	16,933,657

Consumer Finance – 0.5%
124,963	FirstCash Holdings, Inc.	11,027,985

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – (continued)
268,361	LendingClub Corp.*	$2,522,593

		13,550,578

Diversified Consumer Services – 0.5%
356,227	Adtalem Global Education, Inc.*	13,935,600

Diversified Financial Services – 0.1%
90,958	Alerus Financial Corp.	1,819,160

Diversified Telecommunication Services – 0.6%
248,640	Iridium Communications, Inc.*	15,259,037

Electric Utilities – 2.0%
290,778	ALLETE, Inc.	17,792,706
130,703	IDACORP, Inc.	13,514,690
264,815	MGE Energy, Inc.	18,743,606

		50,051,002

Electrical Equipment – 0.1%
94,139	NEXTracker, Inc., Class A*	2,865,591

Electronic Equipment, Instruments & Components – 3.0%
205,356	CTS Corp.	8,893,968
291,352	FARO Technologies, Inc.*	7,924,774
228,693	Itron, Inc.*	12,754,209
680,071	Knowles Corp.*	11,547,606
52,805	Rogers Corp.*	7,772,896
290,329	Sanmina Corp.*	17,553,291
769,135	TTM Technologies, Inc.*	10,221,804

		76,668,548

Energy Equipment & Services – 1.1%
180,489	Helmerich & Payne, Inc.	7,594,977
1,338,144	NexTier Oilfield Solutions, Inc.*	12,217,255
670,575	Patterson-UTI Energy, Inc.	9,186,877

		28,999,109

Equity Real Estate Investment Trusts (REITs) – 8.7%
1,410,110	Acadia Realty Trust REIT	20,545,303
272,430	Agree Realty Corp. REIT	19,282,595
972,308	Hudson Pacific Properties, Inc. REIT	8,974,403
1,061,899	Pebblebrook Hotel Trust REIT	15,153,299
2,215,381	Physicians Realty Trust REIT	32,854,100
1,993,332	RLJ Lodging Trust REIT	22,604,385
275,547	Ryman Hospitality Properties, Inc. REIT	25,562,495
1,537,829	SITE Centers Corp. REIT	20,560,774
838,236	STAG Industrial, Inc. REIT	28,198,259
426,476	Terreno Realty Corp. REIT	26,531,072

		220,266,685

Food & Staples Retailing – 0.6%
189,842	SpartanNash Co.	5,080,172
269,715	United Natural Foods, Inc.*	10,985,492

		16,065,664

Common Stocks – (continued)
Food Products – 2.3%
1,051,559	Hostess Brands, Inc.*	25,973,507
142,003	Simply Good Foods Co. (The)*	5,437,295
339,343	TreeHouse Foods, Inc.*	16,556,545
592,169	Utz Brands, Inc.	9,711,572

		57,678,919

Gas Utilities – 1.6%
104,439	Chesapeake Utilities Corp.	13,377,592
264,952	ONE Gas, Inc.	21,238,552
82,974	Southwest Gas Holdings, Inc.	5,228,192

		39,844,336

Health Care Equipment & Supplies – 2.8%
458,915	Avanos Medical, Inc.*	12,881,744
69,418	CONMED Corp.	6,677,317
232,046	Enovis Corp.*	13,370,491
176,822	LivaNova PLC*	8,367,217
253,266	NuVasive, Inc.*	10,948,689
201,465	QuidelOrtho Corp.*	17,515,367

		69,760,825

Health Care Providers & Services – 1.1%
120,392	Acadia Healthcare Co., Inc.*	8,729,624
1,016,775	NeoGenomics, Inc.*	17,132,659
180,135	Owens & Minor, Inc.*	2,761,469

		28,623,752

Health Care Technology – 0.8%
396,314	Health Catalyst, Inc.*	5,532,543
924,067	Veradigm, Inc.*	15,348,753

		20,881,296

Hotels, Restaurants & Leisure – 2.4%
202,489	Boyd Gaming Corp.	13,188,109
671,402	International Game Technology PLC	17,832,437
433,300	Krispy Kreme, Inc.	5,637,233
202,638	Red Rock Resorts, Inc., Class A	8,849,201
222,242	SeaWorld Entertainment, Inc.*	14,356,833

		59,863,813

Household Durables – 1.8%
193,057	Century Communities, Inc.	11,546,739
79,296	Installed Building Products, Inc.	9,149,173
224,557	Meritage Homes Corp.*	24,528,361

		45,224,273

Independent Power and Renewable Electricity Producers – 0.4%
155,076	NextEra Energy Partners LP	10,275,336

Insurance – 3.1%
120,780	AMERISAFE, Inc.	6,587,341
496,708	CNO Financial Group, Inc.	12,725,659
63,699	Enstar Group Ltd.*	15,575,043
51,219	Hanover Insurance Group, Inc. (The)	7,144,026
56,455	RLI Corp.	7,785,709
287,968	Selective Insurance Group, Inc.	29,237,391

		79,055,169

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – 0.3%
350,673	Bumble, Inc., Class A*	$8,479,273

Leisure Products – 0.6%
608,143	Topgolf Callaway Brands Corp.*	14,096,755

Life Sciences Tools & Services – 0.2%
667,580	Pacific Biosciences of California, Inc.*	6,061,626

Machinery – 5.0%
375,606	Columbus McKinnon Corp.	13,942,495
142,318	EnPro Industries, Inc.	15,299,185
225,290	ESCO Technologies, Inc.	20,994,775
394,035	Federal Signal Corp.	20,793,227
235,817	SPX Technologies, Inc.*	16,610,949
118,581	Standex International Corp.	13,717,450
409,809	Terex Corp.	24,264,791

		125,622,872

Media – 1.8%
1,099,720	Entravision Communications Corp., Class A	7,214,163
313,634	iHeartMedia, Inc., Class A*	2,276,983
270,539	John Wiley & Sons, Inc., Class A	12,036,280
65,826	Nexstar Media Group, Inc.	12,237,054
711,400	TEGNA, Inc.	12,378,360

		46,142,840

Metals & Mining – 2.4%
428,554	ATI, Inc.*	17,420,720
218,588	Carpenter Technology Corp.	10,564,358
309,841	Commercial Metals Co.	16,034,272
656,207	Constellium SE*	10,492,750
1,039,003	Hecla Mining Co.	5,350,865

		59,862,965

Mortgage Real Estate Investment Trusts (REITs) – 1.4%
770,162	KKR Real Estate Finance Trust, Inc. REIT	11,167,349
1,231,532	PennyMac Mortgage Investment Trust REIT	16,046,862
1,005,131	TPG RE Finance Trust, Inc. REIT	8,533,562

		35,747,773

Multiline Retail – 0.3%
349,987	Macy’s, Inc.	7,160,734

Oil, Gas & Consumable Fuels – 4.3%
81,224	Callon Petroleum Co.*	3,148,242
1,049,148	DHT Holdings, Inc.	12,138,642
658,327	Equitrans Midstream Corp.	3,969,712
499,025	Golar LNG Ltd. (Cameroon)*	11,392,741
244,605	Green Plains, Inc.*	8,480,455
477,933	Murphy Oil Corp.	18,648,946
159,101	PBF Energy, Inc., Class A	6,954,305
202,948	Peabody Energy Corp.*	5,540,480
305,433	Scorpio Tankers, Inc. (Monaco)	18,435,936
219,070	Sitio Royalties Corp., Class A	5,150,336

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
295,872	SM Energy Co.	8,731,183
353,541	Talos Energy, Inc.*	6,296,565

		108,887,543

Professional Services – 2.9%
879,867	Alight, Inc., Class A*	8,446,723
187,609	ASGN, Inc.*	16,659,679
472,329	First Advantage Corp.*	6,853,494
129,225	ICF International, Inc.	12,856,595
512,894	KBR, Inc.	28,265,589

		73,082,080

Real Estate Management & Development – 0.6%
957,209	Kennedy-Wilson Holdings, Inc.	15,994,962

Road & Rail – 0.8%
67,504	ArcBest Corp.	6,493,885
49,856	Saia, Inc.*	13,504,495

		19,998,380

Semiconductors & Semiconductor Equipment – 1.4%
476,342	Cohu, Inc.*	17,719,922
176,601	MACOM Technology Solutions Holdings, Inc.*	12,104,233
63,788	Onto Innovation, Inc.*	5,260,596

		35,084,751

Software – 1.8%
439,333	JFrog Ltd. (Israel)*	10,104,659
340,480	LiveRamp Holdings, Inc.*	8,045,542
173,094	Smartsheet, Inc., Class A*	7,619,598
297,220	Tenable Holdings, Inc.*	13,146,041
183,982	Verint Systems, Inc.*	6,877,247

		45,793,087

Specialty Retail – 3.2%
364,155	Academy Sports & Outdoors, Inc.	21,539,768
275,151	American Eagle Outfitters, Inc.	3,953,920
65,118	Asbury Automotive Group, Inc.*	14,788,298
339,441	Foot Locker, Inc.	14,840,361
100,733	Group 1 Automotive, Inc.	22,269,044
42,026	Signet Jewelers Ltd.	3,009,902

		80,401,293

Textiles, Apparel & Luxury Goods – 0.9%
282,933	Capri Holdings Ltd.*	14,024,989
103,275	Carter’s, Inc.	7,785,902

		21,810,891

Thrifts & Mortgage Finance – 1.5%
1,319,390	MGIC Investment Corp.	18,154,806
482,790	NMI Holdings, Inc., Class A*	11,268,319
105,939	Walker & Dunlop, Inc.	9,241,059

		38,664,184

Trading Companies & Distributors – 1.1%
223,137	Beacon Roofing Supply, Inc.*	14,503,905

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
85,895	Herc Holdings, Inc.	$12,333,663

		26,837,568

Water Utilities – 0.4%
120,124	SJW Group	9,182,279

Wireless Telecommunication Services – 0.1%
251,592	Telephone and Data Systems, Inc.	3,192,702

TOTAL COMMON STOCKS
(Cost $1,962,360,591)		$2,507,738,383

Shares	Dividend Rate	Value

Investment Company – 0.2%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,898,831	4.475%	$4,898,831
(Cost $4,898,831)

TOTAL INVESTMENTS – 99.2%
(Cost $1,967,259,422)		$2,512,637,214

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		19,288,887

NET ASSETS – 100.0%		$2,531,926,101

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Aerospace & Defense – 2.7%
18,974	AAR Corp.*	$1,031,996
12,476	Curtiss-Wright Corp.	2,180,680
20,571	Maxar Technologies, Inc.	1,059,406
9,141	Mercury Systems, Inc.*	478,440
13,970	Woodward, Inc.	1,383,030

		6,133,552

Airlines – 0.3%
35,809	Spirit Airlines, Inc.	656,021

Auto Components – 1.5%
28,542	Adient PLC*	1,219,314
23,039	Autoliv, Inc. (Sweden)	2,132,951

		3,352,265

Banks – 10.6%
21,017	Ameris Bancorp	1,006,084
74,615	Associated Banc-Corp.	1,727,337
34,347	Commerce Bancshares, Inc.	2,272,054
17,305	Cullen/Frost Bankers, Inc.	2,281,145
32,763	East West Bancorp, Inc.	2,496,868
31,868	First Financial Bankshares, Inc.	1,168,918
23,397	Glacier Bancorp, Inc.	1,108,550
42,223	Hancock Whitney Corp.	2,073,994
22,545	Pinnacle Financial Partners, Inc.	1,670,359
26,383	Prosperity Bancshares, Inc.	1,938,887
22,445	SouthState Corp.	1,810,863
42,795	United Community Banks, Inc.	1,416,942
39,181	Washington Federal, Inc.	1,374,078
19,250	Wintrust Financial Corp.	1,773,502

		24,119,581

Beverages – 0.7%
103,678	Primo Water Corp.	1,604,936

Biotechnology – 1.8%
25,153	Agios Pharmaceuticals, Inc.*	636,622
22,726	Alkermes PLC*	607,693
8,776	Apellis Pharmaceuticals, Inc.*	574,653
36,799	Exelixis, Inc.*	628,527
17,420	Sage Therapeutics, Inc.*	725,369
4,061	United Therapeutics Corp.*	999,168

		4,172,032

Building Products – 0.7%
81,759	Resideo Technologies, Inc.*	1,499,460

Capital Markets – 2.7%
10,080	Cboe Global Markets, Inc.	1,271,794
9,380	Evercore, Inc., Class A	1,230,468
35,936	Jefferies Financial Group, Inc.	1,358,022
3,079	LPL Financial Holdings, Inc.	768,395
23,157	Stifel Financial Corp.	1,547,582

		6,176,261

Chemicals – 2.1%
25,342	Ashland, Inc.	2,579,309
29,024	Chemours Co. (The)	992,040

Common Stocks – (continued)
Chemicals – (continued)
13,033	RPM International, Inc.	1,155,115

		4,726,464

Commercial Services & Supplies – 1.8%
24,069	ABM Industries, Inc.	1,165,180
57,232	GFL Environmental, Inc. (Canada)(a)	1,738,136
9,395	Tetra Tech, Inc.	1,286,082

		4,189,398

Communications Equipment – 2.1%
52,693	Ciena Corp.*	2,540,857
9,899	F5, Inc.*	1,415,359
69,074	Viavi Solutions, Inc.*	755,669

		4,711,885

Construction & Engineering – 2.8%
35,131	AECOM	3,033,913
18,855	MasTec, Inc.*	1,842,511
9,431	Quanta Services, Inc.	1,522,163

		6,398,587

Construction Materials – 0.4%
27,766	Summit Materials, Inc., Class A*	820,208

Consumer Finance – 0.7%
9,563	FirstCash Holdings, Inc.	843,935
15,796	OneMain Holdings, Inc.	680,649

		1,524,584

Containers & Packaging – 1.0%
19,053	Crown Holdings, Inc.	1,648,275
30,719	Graphic Packaging Holding Co.	731,112

		2,379,387

Diversified Consumer Services – 0.3%
10,677	Service Corp. International	721,018

Diversified Financial Services – 0.6%
16,720	Voya Financial, Inc.	1,245,473

Electric Utilities – 2.3%
27,736	ALLETE, Inc.	1,697,166
34,186	Alliant Energy Corp.	1,752,716
17,107	IDACORP, Inc.	1,768,864

		5,218,746

Electrical Equipment – 2.2%
8,670	Hubbell, Inc.	2,180,852
18,429	Regal Rexnord Corp.	2,905,147

		5,085,999

Electronic Equipment, Instruments & Components – 2.6%
94,120	Flex Ltd.*	2,142,171
7,273	Littelfuse, Inc.	1,881,743
38,997	National Instruments Corp.	1,969,739

		5,993,653

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – 0.6%
139,587	NexTier Oilfield Solutions, Inc.*	$1,274,429

Entertainment – 0.6%
20,717	Liberty Media Corp.-Liberty Formula One, Class C*	1,406,063

Equity Real Estate Investment Trusts (REITs) – 9.6%
76,716	American Homes 4 Rent, Class A REIT	2,379,730
48,669	Americold Realty Trust, Inc. REIT	1,430,869
61,224	CubeSmart REIT	2,876,916
25,098	Equity LifeStyle Properties, Inc. REIT	1,719,464
125,537	Healthcare Realty Trust, Inc. REIT	2,447,971
89,655	Hudson Pacific Properties, Inc. REIT	827,516
123,372	Park Hotels & Resorts, Inc. REIT	1,696,365
47,574	Regency Centers Corp. REIT	2,992,405
103,756	RLJ Lodging Trust REIT	1,176,593
16,168	Ryman Hospitality Properties, Inc. REIT	1,499,905
43,979	Terreno Realty Corp. REIT	2,735,933

		21,783,667

Food & Staples Retailing – 2.0%
32,957	Albertsons Cos., Inc., Class A	655,185
12,127	BJ’s Wholesale Club Holdings, Inc.*	870,719
4,009	Casey’s General Stores, Inc.	833,672
24,835	Performance Food Group Co.*	1,405,413
17,324	United Natural Foods, Inc.*	705,606

		4,470,595

Food Products – 2.2%
24,322	Darling Ingredients, Inc.*	1,538,853
73,237	Hostess Brands, Inc.*	1,808,954
16,762	Simply Good Foods Co. (The)*	641,817
19,464	TreeHouse Foods, Inc.*	949,648

		4,939,272

Gas Utilities – 0.8%
23,381	ONE Gas, Inc.	1,874,221

Health Care Equipment & Supplies – 2.4%
11,991	CONMED Corp.	1,153,414
24,700	Enovis Corp.*	1,423,214
17,138	LivaNova PLC*	810,970
24,143	QuidelOrtho Corp.*	2,098,993

		5,486,591

Health Care Providers & Services – 1.5%
27,139	Acadia Healthcare Co., Inc.*	1,967,849
25,287	Tenet Healthcare Corp.*	1,480,048

		3,447,897

Hotels, Restaurants & Leisure – 3.4%
51,277	Aramark	1,886,993
17,398	Boyd Gaming Corp.	1,133,132
9,654	Hyatt Hotels Corp., Class A*	1,122,181
13,911	Marriott Vacations Worldwide Corp.	2,128,244
23,906	SeaWorld Entertainment, Inc.*	1,544,328

		7,814,878

Common Stocks – (continued)
Household Durables – 1.3%
12,284	Meritage Homes Corp.*	1,341,781
16,880	PulteGroup, Inc.	922,830
2,990	TopBuild Corp.*	620,694

		2,885,305

Independent Power and Renewable Electricity Producers – 0.5%
18,009	NextEra Energy Partners LP	1,193,276

Insurance – 4.8%
14,180	American Financial Group, Inc.	1,901,680
18,708	Brown & Brown, Inc.	1,048,958
32,915	CNO Financial Group, Inc.	843,282
24,354	Globe Life, Inc.	2,963,638
7,499	Hanover Insurance Group, Inc. (The)	1,045,961
15,074	Ryan Specialty Holdings, Inc.*	634,917
23,316	Selective Insurance Group, Inc.	2,367,273

		10,805,709

Interactive Media & Services – 0.3%
13,241	IAC, Inc.*	687,738

Leisure Products – 1.0%
8,073	Brunswick Corp.	705,742
46,329	Mattel, Inc.*	833,459
31,908	Topgolf Callaway Brands Corp.*	739,627

		2,278,828

Life Sciences Tools & Services – 1.3%
18,148	Azenta, Inc.*	796,516
47,057	QIAGEN NV*	2,162,269

		2,958,785

Machinery – 3.0%
8,055	Chart Industries, Inc.*	1,075,343
28,399	ITT, Inc.	2,581,185
21,875	SPX Technologies, Inc.*	1,540,875
19,434	Timken Co. (The)	1,660,635

		6,858,038

Media – 1.5%
24,961	Liberty Media Corp.-Liberty SiriusXM, Class C*	804,243
10,665	Nexstar Media Group, Inc.	1,982,624
30,261	TEGNA, Inc.	526,541

		3,313,408

Metals & Mining – 3.0%
11,801	Alcoa Corp.	577,541
44,724	ATI, Inc.*	1,818,031
44,870	Cleveland-Cliffs, Inc.*	957,077
44,706	Commercial Metals Co.	2,313,535
10,090	Royal Gold, Inc.	1,198,591

		6,864,775

Mortgage Real Estate Investment Trusts (REITs) – 0.9%
96,864	Apollo Commercial Real Estate Finance, Inc. REIT	1,112,968

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – (continued)
71,142	PennyMac Mortgage Investment Trust REIT	$926,980

		2,039,948

Multiline Retail – 0.3%
37,607	Macy’s, Inc.	769,439

Oil, Gas & Consumable Fuels – 3.3%
21,878	HF Sinclair Corp.	1,087,774
26,784	Murphy Oil Corp.	1,045,112
18,489	Ovintiv, Inc.	790,774
55,791	Range Resources Corp.	1,503,010
29,852	SM Energy Co.	880,932
28,408	Targa Resources Corp.	2,105,033

		7,412,635

Pharmaceuticals – 0.4%
6,103	Jazz Pharmaceuticals PLC*	856,861

Professional Services – 2.6%
20,660	ASGN, Inc.*	1,834,608
74,682	KBR, Inc.	4,115,725

		5,950,333

Real Estate Management & Development – 0.5%
62,435	Kennedy-Wilson Holdings, Inc.	1,043,289

Road & Rail – 1.2%
9,299	ArcBest Corp.	894,564
976	Avis Budget Group, Inc.*	214,388
6,346	Saia, Inc.*	1,718,941

		2,827,893

Semiconductors & Semiconductor Equipment – 1.6%
7,274	First Solar, Inc.*	1,230,324
17,002	MKS Instruments, Inc.	1,648,004
11,557	Wolfspeed, Inc.*	854,987

		3,733,315

Software – 2.2%
6,745	BILL Holdings, Inc.*	570,829
18,162	Dynatrace, Inc.*	772,430
3,596	Paylocity Holding Corp.*	692,625
19,635	Smartsheet, Inc., Class A*	864,333
28,920	Tenable Holdings, Inc.*	1,279,132
47,713	UiPath, Inc., Class A*	708,061

		4,887,410

Specialty Retail – 2.6%
32,369	Academy Sports & Outdoors, Inc.	1,914,626
11,407	AutoNation, Inc.*	1,557,170
17,265	Foot Locker, Inc.	754,826
6,056	Group 1 Automotive, Inc.	1,338,800
35,474	Petco Health & Wellness Co., Inc.*	365,382

		5,930,804

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 2.3%
30,326	Capri Holdings Ltd.*	1,503,260
4,090	Deckers Outdoor Corp.*	1,702,872
44,989	Tapestry, Inc.	1,957,471

		5,163,603

Thrifts & Mortgage Finance – 0.8%
93,746	MGIC Investment Corp.	1,289,945
22,026	NMI Holdings, Inc., Class A*	514,087

		1,804,032

Trading Companies & Distributors – 0.6%
7,912	WESCO International, Inc.*	1,310,069

TOTAL COMMON STOCKS
(Cost $203,378,614)		$224,802,616

Shares	Dividend Rate	Value

Investment Company – 1.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,959,181	4.475%	$2,959,181
(Cost $2,959,181)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $206,337,795)		$227,761,797

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
12,600	4.475%	$12,600
(Cost $12,600)

TOTAL INVESTMENTS – 100.3%
(Cost $206,350,395)		$227,774,397

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(625,231)

NET ASSETS – 100.0%		$227,149,166

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value (cost $344,111,495, $43,954,190 and $395,890,172, respectively)(a)	$409,679,883	$45,072,156	$443,348,277
Investments in affiliated issuers, at value (cost $516,200, $346,160 and $2,004,566, respectively)	516,200	346,160	2,004,566
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	60,120	—	—
Cash	454,996	294,743	764,070
Receivables:
Dividends	830,955	48,644	498,361
Investments sold	78,852	5,217	132,066
Foreign tax reclaims	49,461	239	53,159
Reimbursement from investment adviser	22,191	20,117	23,022
Fund shares sold	10,134	375	98,069
Securities lending income	181	—	—
Other assets	54,408	33,684	59,904
Total assets	411,757,381	45,821,335	446,981,494

Liabilities:
Payables:
Management fees	223,993	23,166	243,222
Fund shares redeemed	115,012	591	134,298
Distribution and Service fees and Transfer Agency fees	91,256	1,471	38,552
Payable upon return of securities loaned	60,120	—	—
Accrued expenses	169,929	72,418	148,776
Total liabilities	660,310	97,646	564,848

Net Assets:
Paid-in capital	340,243,164	44,314,670	379,907,123
Total distributable earnings	70,853,907	1,409,019	66,509,523
NET ASSETS	$411,097,071	$45,723,689	$446,416,646
Net Assets:
Class A	$299,602,843	$328,204	$78,614,798
Class C	5,190,469	312,139	9,665,398
Institutional	24,735,534	2,228,518	151,378,199
Service	91,134	—	852,544
Investor	5,704,855	13,355	3,252,944
Class R6	6,420,327	13,376	2,120,898
Class R	656,711	43,326	3,788,730
Class P	68,695,198	42,784,771	196,743,135
Total Net Assets	$411,097,071	$45,723,689	$446,416,646
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A	7,233,977	25,883	5,436,202
Class C	132,791	25,050	717,556
Institutional	584,706	175,052	10,326,220
Service	2,190	—	59,196
Investor	138,034	1,053	224,989
Class R6	151,753	1,053	140,269
Class R	15,942	3,439	272,936
Class P	1,624,232	3,368,834	13,013,458
Net asset value, offering and redemption price per share:(b)
Class A	$41.42	$12.68	$14.46
Class C	39.09	12.46	13.47
Institutional	42.30	12.73	14.66
Service	41.62	—	14.40
Investor	41.33	12.69	14.46
Class R6	42.31	12.70	15.12
Class R	41.19	12.60	13.88
Class P	42.29	12.70	15.12

(a)	Includes loaned securities having a market value of $58,398, $— and $—, respectively.
(b)	Maximum public offering price per share for Class A Shares of the Equity Income, Focused Value and Large Cap Value Funds is $43.83, $13.42 and $15.30, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities (continued)

February 28, 2023 (Unaudited)

	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value (cost $1,025,312,740, $1,962,360,591 and $203,378,614, respectively)(a)	$1,178,757,073	$2,507,738,383	$224,802,616
Investments in affiliated issuers, at value (cost $15,495,171, $4,898,831 and $2,959,181, respectively)	15,495,171	4,898,831	2,959,181
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	—	12,600
Cash	—	—	748,295
Receivables:
Dividends	1,267,516	2,286,958	186,890
Investments sold	1,154,901	85,770,660	—
Fund shares sold	494,326	1,269,139	261,767
Securities lending income	—	224	7
Foreign tax reclaims	—	208,183	—
Reimbursement from investment adviser	—	51,393	19,186
Other assets	72,928	66,348	63,686
Total assets	1,197,241,915	2,602,290,119	229,054,228

Liabilities:
Payables:
Management fees	703,330	2,044,706	142,707
Fund shares redeemed	672,119	33,383,578	783,161
Distribution and Service fees and Transfer Agency fees	204,854	163,446	8,284
Due to custodian	202,209	5,225,907	—
Investments purchased	—	28,718,074	852,129
Payable upon return of securities loaned	—	—	12,600
Accrued expenses	343,419	828,307	106,181
Total liabilities	2,125,931	70,364,018	1,905,062

Net Assets:
Paid-in capital	1,045,361,117	2,096,226,688	218,746,945
Total distributable earnings	149,754,867	435,699,413	8,402,221
NET ASSETS	$1,195,115,984	$2,531,926,101	$227,149,166
Net Assets:
Class A	$456,479,028	$297,336,039	$2,430,191
Class C	8,061,814	1,372,978	966,155
Institutional	319,623,191	1,113,079,256	25,012,309
Service	38,121,704	15,840,091	—
Investor	84,246,211	60,673,002	11,856,108
Class R6	88,923,554	727,113,092	94,035,608
Class R	19,495,014	41,256,235	121,183
Class P	180,165,468	275,255,408	92,727,612
Total Net Assets	$1,195,115,984	$2,531,926,101	$227,149,166
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A	13,672,503	7,623,530	169,330
Class C	296,969	63,519	70,186
Institutional	9,412,794	24,982,574	1,715,161
Service	1,177,650	430,045	—
Investor	2,614,447	1,578,072	818,422
Class R6	2,621,228	16,332,615	6,456,666
Class R	613,137	1,105,407	8,463
Class P	5,312,123	6,182,814	6,367,860
Net asset value, offering and redemption price per share:(b)
Class A	$33.39	$39.00	$14.35
Class C	27.15	21.62	13.77
Institutional	33.96	44.55	14.58
Service	32.37	36.83	—
Investor	32.22	38.45	14.49
Class R6	33.92	44.52	14.56
Class R	31.80	37.32	14.32
Class P	33.92	44.52	14.56

(a)	Includes loaned securities having a market value of $—, $— and $12,148, respectively.
(b)	Maximum public offering price per share for Class A Shares of the Mid Cap Value, Small Cap Value and Small/Mid Cap Value Funds is $35.33, $41.27 and $15.19, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations

For the Six Months Ended February 28, 2023 (Unaudited)

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $6,386, $— and $1,543, respectively)	$5,778,257	$481,659	$4,479,944

Dividends — affiliated issuers	78,986	9,295	47,345

Securities lending income — unaffiliated issuer	3,590	—	—

Total investment income	5,860,833	490,954	4,527,289

Expenses:

Management fees	1,415,506	150,026	1,679,877

Distribution and Service (12b-1) fees(a)	398,230	1,632	145,144

Transfer Agency fees(a)	266,390	7,057	136,730

Registration fees	55,537	54,791	54,208

Professional fees	49,497	49,478	49,089

Custody, accounting and administrative services	23,674	8,250	24,947

Printing and mailing costs	20,729	10,357	14,198

Trustee fees	14,312	13,984	14,377

Service fees — Class C	6,095	382	12,420

Shareholder Administration fees — Service Shares	114	—	1,092

Other	8,273	4,576	7,608

Total expenses	2,258,357	300,533	2,139,690

Less — expense reductions	(261,864)	(144,301)	(320,611)

Net expenses	1,996,493	156,232	1,819,079

NET INVESTMENT INCOME	3,864,340	334,722	2,708,210

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	4,278,858	514,013	19,847,006

Foreign currency transactions	—	—	(7)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	4,254,381	2,317,766	(580,619)

Foreign currency translations	—	(3)	82

Net realized and unrealized gain	8,533,239	2,831,776	19,266,462

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,397,579	$3,166,498	$21,974,672

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Equity Income Fund	$378,215	$18,284	$114	$1,617	$242,060	$3,900	$5,112	$18	$4,062	$985	$518	$9,735
Focused Value Fund	380	1,147	—	105	243	245	408	—	10	2	34	6,115
Large Cap Value Fund	97,875	37,261	1,093	8,915	62,641	7,949	30,481	175	2,706	331	2,853	29,594

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations (continued)

For the Six Months Ended February 28, 2023 (Unaudited)

	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $—, $18,623 and $1,814, respectively)	$9,735,064	$26,599,702	$1,889,462

Dividends — affiliated issuers	280,349	356,593	48,451

Securities lending income — unaffiliated issuer	687	15,591	6,074

Total investment income	10,016,100	26,971,886	1,943,987

Expenses:

Management fees	4,306,788	14,282,275	880,012

Distribution and Service (12b-1) fees(a)	685,079	511,073	6,699

Transfer Agency fees(a)	546,748	821,111	43,453

Registration fees	77,569	89,151	39,912

Custody, accounting and administrative services	56,227	164,981	19,742

Professional fees	50,085	49,771	50,136

Shareholder Administration fees — Service Shares	42,934	20,278	—

Printing and mailing costs	30,363	43,990	13,546

Trustee fees	15,044	17,157	14,075

Service fees — Class C	10,571	1,998	1,190

Other	20,166	73,427	8,878

Total expenses	5,841,574	16,075,212	1,077,643

Less — expense reductions	(40,110)	(555,970)	(144,685)

Net expenses	5,801,464	15,519,242	932,958

NET INVESTMENT INCOME	4,214,636	11,452,644	1,011,029

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	12,581,771	(8,673,756)	(5,430,284)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	32,363,058	145,091,650	13,160,153

Net realized and unrealized gain	44,944,829	136,417,894	7,729,869

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,159,465	$147,870,538	$8,740,898

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Mid Cap Value Fund	$564,206	$31,715	$42,934	$46,224	$361,096	$6,766	$61,199	$6,869	$57,295	$12,685	$14,792	$26,046
Small Cap Value Fund	383,066	5,993	20,278	101,736	245,165	1,279	263,614	3,244	91,847	144,774	32,556	38,632
Small/Mid Cap Value Fund	2,845	3,571	—	283	1,820	762	4,939	—	8,674	13,675	91	13,492

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets

	Equity Income Fund		Focused Value Fund
	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022
From operations:

Net investment income	$3,864,340	$6,943,081	$334,722	$417,542

Net realized gain	4,278,858	14,818,153	514,013	3,648,935

Net change in unrealized gain (loss)	4,254,381	(37,073,296)	2,317,763	(6,565,141)

Net increase (decrease) in net assets resulting from operations	12,397,579	(15,312,062)	3,166,498	(2,498,664)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(13,281,710)	(26,486,951)	(27,797)	(17,568)

Class C Shares	(201,996)	(390,823)	(28,283)	(2,875)

Institutional Shares	(1,119,334)	(2,720,942)	(196,617)	(94,204)

Service Shares	(3,908)	(8,034)	—	—

Investor Shares	(232,189)	(255,958)	(1,281)	(869)

Class R6 Shares	(292,750)	(558,521)	(1,291)	(880)

Class R Shares	(26,911)	(103,134)	(3,995)	(2,652)

Class P Shares	(2,955,826)	(3,671,657)	(3,634,595)	(2,350,232)

Total distributions to shareholders	(18,114,624)	(34,196,020)	(3,893,859)	(2,469,280)

From share transactions:

Proceeds from sales of shares	22,883,274	42,035,572	7,914,548	14,779,334

Reinvestment of distributions	17,805,859	33,518,967	3,893,857	2,469,280

Cost of shares redeemed	(29,822,098)	(46,233,931)	(8,335,888)	(8,992,169)

Net increase in net assets resulting from share transactions	10,867,035	29,320,608	3,472,517	8,256,445

TOTAL INCREASE (DECREASE)	5,149,990	(20,187,474)	2,745,156	3,288,501

Net Assets:

Beginning of period	405,947,081	426,134,555	42,978,533	39,690,032

End of period	$411,097,071	$405,947,081	$45,723,689	$42,978,533

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Large Cap Value Fund		Mid Cap Value Fund
	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022
From operations:

Net investment income	$2,708,210	$5,624,176	$4,214,636	$6,270,018

Net realized gain	19,846,999	44,259,875	12,581,771	158,509,493

Net change in unrealized gain (loss)	(580,537)	(73,127,971)	32,363,058	(216,479,555)

Net increase (decrease) in net assets resulting from operations	21,974,672	(23,243,920)	49,159,465	(51,700,044)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(6,742,536)	(9,847,776)	(55,239,987)	(81,091,952)

Class C Shares	(857,851)	(1,340,637)	(1,231,703)	(2,046,722)

Institutional Shares	(13,297,130)	(20,785,951)	(38,717,068)	(50,978,548)

Service Shares	(76,077)	(94,128)	(4,173,176)	(5,405,769)

Investor Shares	(313,809)	(416,593)	(9,223,366)	(6,718,024)

Class R6 Shares	(194,345)	(219,492)	(10,488,178)	(12,632,771)

Class R Shares	(309,775)	(360,604)	(2,295,189)	(3,286,387)

Class P Shares	(16,929,697)	(23,402,507)	(21,613,805)	(29,991,781)

Total distributions to shareholders	(38,721,220)	(56,467,688)	(142,982,472)	(192,151,954)

From share transactions:

Proceeds from sales of shares	19,241,905	43,863,133	135,114,582	240,283,675

Reinvestment of distributions	38,058,875	55,466,446	135,698,820	179,816,177

Cost of shares redeemed	(44,442,512)	(68,984,563)	(130,645,750)	(278,289,464)

Net increase in net assets resulting from share transactions	12,858,268	30,345,016	140,167,652	141,810,388

TOTAL INCREASE (DECREASE)	(3,888,280)	(49,366,592)	46,344,645	(102,041,610)

Net Assets:

Beginning of period	450,304,926	499,671,518	1,148,771,339	1,250,812,949

End of period	$446,416,646	$450,304,926	$1,195,115,984	$1,148,771,339

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Value Fund		Small/Mid Cap Value Fund
	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022
From operations:

Net investment income	$11,452,644	$20,132,996	$1,011,029	$1,627,333

Net realized gain (loss)	(8,673,756)	569,564,753	(5,430,284)	11,009,736

Net change in unrealized gain (loss)	145,091,650	(920,760,237)	13,160,153	(36,629,393)

Net increase (decrease) in net assets resulting from operations	147,870,538	(331,062,488)	8,740,898	(23,992,324)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(51,748,366)	(86,760,802)	(164,809)	(119,467)

Class C Shares	(440,629)	(495,489)	(66,005)	(75,322)

Institutional Shares	(202,459,669)	(372,106,140)	(1,864,079)	(1,191,915)

Service Shares	(2,858,068)	(4,846,092)	—	—

Investor Shares	(20,218,513)	(34,654,005)	(757,902)	(800,656)

Class R6 Shares	(144,535,398)	(250,111,215)	(6,757,794)	(5,624,330)

Class R Shares	(6,990,091)	(12,118,156)	(7,935)	(5,089)

Class P Shares	(38,556,866)	(61,591,156)	(5,911,852)	(5,339,404)

Total distributions to shareholders	(467,807,600)	(822,683,055)	(15,530,376)	(13,156,183)

From share transactions:

Proceeds from sales of shares	222,302,795	749,898,210	32,591,077	105,555,731

Reinvestment of distributions	454,551,534	794,278,372	15,529,991	13,155,489

Cost of shares redeemed	(1,208,378,579)	(1,809,688,954)	(43,893,650)	(76,873,076)

Net increase (decrease) in net assets resulting from share transactions	(531,524,250)	(265,512,372)	4,227,418	41,838,144

TOTAL INCREASE (DECREASE)	(851,461,312)	(1,419,257,915)	(2,562,060)	4,689,637

Net Assets:

Beginning of period	3,383,387,413	4,802,645,328	229,711,226	225,021,589

End of period	$2,531,926,101	$3,383,387,413	$227,149,166	$229,711,226

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class A Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$41.89		$47.25	$37.94	$38.96	$38.26	$35.17

Net investment income(a)	0.39		0.71	0.59	0.62	0.67	0.67

Net realized and unrealized gain (loss)	1.00		(2.31)	9.28	0.58	0.99	3.12

Total from investment operations	1.39		(1.60)	9.87	1.20	1.66	3.79

Distributions to shareholders from net investment income	(0.39)		(0.73)	(0.56)	(0.65)	(0.66)	(0.70)

Distributions to shareholders from net realized gains	(1.47)		(3.03)	—	(1.57)	(0.30)	—

Total distributions	(1.86)		(3.76)	(0.56)	(2.22)	(0.96)	(0.70)

Net asset value, end of period	$41.42		$41.89	$47.25	$37.94	$38.96	$38.26

Total Return(b)	3.23%		(3.79)%	26.23%	3.08%	4.53%	10.88%

Net assets, end of period (in 000’s)	$299,603		$300,621	$334,886	$292,009	$312,148	$318,960

Ratio of net expenses to average net assets	1.04	%(c)	1.04%	1.04%	1.08%	1.09%	1.12%

Ratio of total expenses to average net assets	1.18	%(c)	1.18%	1.20%	1.25%	1.25%	1.27%

Ratio of net investment income to average net assets	1.86	%(c)	1.58%	1.40%	1.67%	1.79%	1.81%

Portfolio turnover rate(d)	10%		17%	44%	42%	42%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class C Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$39.62		$44.89	$36.06	$37.12	$36.41	$33.50

Net investment income(a)	0.22		0.36	0.26	0.34	0.38	0.37

Net realized and unrealized gain (loss)	0.96		(2.19)	8.82	0.54	0.96	2.98

Total from investment operations	1.18		(1.83)	9.08	0.88	1.34	3.35

Distributions to shareholders from net investment income	(0.24)		(0.41)	(0.25)	(0.37)	(0.33)	(0.44)

Distributions to shareholders from net realized gains	(1.47)		(3.03)	—	(1.57)	(0.30)	—

Total distributions	(1.71)		(3.44)	(0.25)	(1.94)	(0.63)	(0.44)

Net asset value, end of period	$39.09		$39.62	$44.89	$36.06	$37.12	$36.41

Total Return(b)	2.85%		(4.51)%	25.26%	2.33%	3.82%	10.06%

Net assets, end of period (in 000’s)	$5,190		$4,651	$6,026	$5,477	$8,116	$16,982

Ratio of net expenses to average net assets	1.79	%(c)	1.79%	1.79%	1.83%	1.85%	1.87%

Ratio of total expenses to average net assets	1.93	%(c)	1.93%	1.95%	2.00%	2.00%	2.02%

Ratio of net investment income to average net assets	1.10	%(c)	0.84%	0.65%	0.94%	1.05%	1.06%

Portfolio turnover rate(d)	10%		17%	44%	42%	42%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Institutional Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$42.76		$48.15	$38.65	$39.66	$38.92	$35.77

Net investment income(a)	0.47		0.87	0.75	0.76	0.83	0.81

Net realized and unrealized gain (loss)	1.00		(2.37)	9.44	0.58	1.01	3.18

Total from investment operations	1.47		(1.50)	10.19	1.34	1.84	3.99

Distributions to shareholders from net investment income	(0.46)		(0.86)	(0.69)	(0.78)	(0.80)	(0.84)

Distributions to shareholders from net realized gains	(1.47)		(3.03)	—	(1.57)	(0.30)	—

Total distributions	(1.93)		(3.89)	(0.69)	(2.35)	(1.10)	(0.84)

Net asset value, end of period	$42.30		$42.76	$48.15	$38.65	$39.66	$38.92

Total Return(b)	3.36%		(3.49)%	26.63%	3.41%	4.94%	11.30%

Net assets, end of period (in 000’s)	$24,736		$31,702	$33,660	$22,592	$19,906	$24,658

Ratio of net expenses to average net assets	0.73	%(c)	0.73%	0.73%	0.74%	0.73%	0.73%

Ratio of total expenses to average net assets	0.82	%(c)	0.81%	0.83%	0.86%	0.86%	0.87%

Ratio of net investment income to average net assets	2.21	%(c)	1.90%	1.73%	2.00%	2.17%	2.17%

Portfolio turnover rate(d)	10%		17%	44%	42%	42%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Service Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$42.08		$47.45	$38.08	$39.10	$38.39	$35.28

Net investment income(a)	0.35		0.63	0.48	0.57	0.61	0.63

Net realized and unrealized gain (loss)	1.01		(2.33)	9.35	0.57	1.01	3.13

Total from investment operations	1.36		(1.70)	9.83	1.14	1.62	3.76

Distributions to shareholders from net investment income	(0.35)		(0.64)	(0.46)	(0.59)	(0.61)	(0.65)

Distributions to shareholders from net realized gains	(1.47)		(3.03)	—	(1.57)	(0.30)	—

Total distributions	(1.82)		(3.67)	(0.46)	(2.16)	(0.91)	(0.65)

Net asset value, end of period	$41.62		$42.08	$47.45	$38.08	$39.10	$38.39

Total Return(b)	3.13%		(3.98)%	26.01%	2.89%	4.40%	10.77%

Net assets, end of period (in 000’s)	$91		$90	$103	$161	$175	$84

Ratio of net expenses to average net assets	1.23	%(c)	1.23%	1.23%	1.24%	1.23%	1.23%

Ratio of total expenses to average net assets	1.31	%(c)	1.31%	1.33%	1.37%	1.36%	1.38%

Ratio of net investment income to average net assets	1.67	%(c)	1.39%	1.16%	1.52%	1.60%	1.70%

Portfolio turnover rate(d)	10%		17%	44%	42%	42%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Investor Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$41.82		$47.18	$37.88	$38.91	$38.20	$35.12

Net investment income(a)	0.44		0.83	0.69	0.71	0.76	0.76

Net realized and unrealized gain (loss)	0.99		(2.32)	9.27	0.58	1.00	3.11

Total from investment operations	1.43		(1.49)	9.96	1.29	1.76	3.87

Distributions to shareholders from net investment income	(0.45)		(0.84)	(0.66)	(0.75)	(0.75)	(0.79)

Distributions to shareholders from net realized gains	(1.47)		(3.03)	—	(1.57)	(0.30)	—

Total distributions	(1.92)		(3.87)	(0.66)	(2.32)	(1.05)	(0.79)

Net asset value, end of period	$41.33		$41.82	$47.18	$37.88	$38.91	$38.20

Total Return(b)	3.34%		(3.55)%	26.54%	3.33%	4.82%	11.15%

Net assets, end of period (in 000’s)	$5,705		$4,394	$3,042	$2,384	$2,321	$2,851

Ratio of net expenses to average net assets	0.79	%(c)	0.79%	0.80%	0.83%	0.85%	0.87%

Ratio of total expenses to average net assets	0.93	%(c)	0.93%	0.95%	0.99%	1.00%	1.02%

Ratio of net investment income to average net assets	2.09	%(c)	1.86%	1.66%	1.92%	2.04%	2.07%

Portfolio turnover rate(d)	10%		17%	44%	42%	42%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class R6 Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$42.76		$48.15	$38.65	$39.66	$38.92	$35.76

Net investment income(a)	0.47		0.87	0.75	0.76	0.80	0.83

Net realized and unrealized gain (loss)	1.01		(2.36)	9.44	0.58	1.04	3.17

Total from investment operations	1.48		(1.49)	10.19	1.34	1.84	4.00

Distributions to shareholders from net investment income	(0.46)		(0.87)	(0.69)	(0.78)	(0.80)	(0.84)

Distributions to shareholders from net realized gains	(1.47)		(3.03)	—	(1.57)	(0.30)	—

Total distributions	(1.93)		(3.90)	(0.69)	(2.35)	(1.10)	(0.84)

Net asset value, end of period	$42.31		$42.76	$48.15	$38.65	$39.66	$38.92

Total Return(b)	3.39%		(3.48)%	26.64%	3.42%	4.95%	11.34%

Net assets, end of period (in 000’s)	$6,420		$6,582	$6,981	$5,378	$5,973	$13

Ratio of net expenses to average net assets	0.72	%(c)	0.72%	0.72%	0.73%	0.72%	0.72%

Ratio of total expenses to average net assets	0.80	%(c)	0.80%	0.82%	0.86%	0.85%	0.86%

Ratio of net investment income to average net assets	2.18	%(c)	1.90%	1.73%	2.00%	2.08%	2.22%

Portfolio turnover rate(d)	10%		17%	44%	42%	42%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class R Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$41.62		$46.98	$37.73	$38.75	$38.05	$34.98

Net investment income(a)	0.34		0.60	0.49	0.53	0.57	0.57

Net realized and unrealized gain (loss)	0.99		(2.31)	9.22	0.57	1.00	3.10

Total from investment operations	1.33		(1.71)	9.71	1.10	1.57	3.67

Distributions to shareholders from net investment income	(0.29)		(0.62)	(0.46)	(0.55)	(0.57)	(0.60)

Distributions to shareholders from net realized gains	(1.47)		(3.03)	—	(1.57)	(0.30)	—

Total distributions	(1.76)		(3.65)	(0.46)	(2.12)	(0.87)	(0.60)

Net asset value, end of period	$41.19		$41.62	$46.98	$37.73	$38.75	$38.05

Total Return(b)	3.06%		(4.02)%	25.91%	2.82%	4.29%	10.59%

Net assets, end of period (in 000’s)	$657		$630	$1,337	$1,131	$1,525	$1,492

Ratio of net expenses to average net assets	1.29	%(c)	1.29%	1.29%	1.33%	1.34%	1.37%

Ratio of total expenses to average net assets	1.43	%(c)	1.43%	1.45%	1.50%	1.50%	1.52%

Ratio of net investment income to average net assets	1.61	%(c)	1.34%	1.15%	1.42%	1.54%	1.55%

Portfolio turnover rate(d)	10%		17%	44%	42%	42%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class P Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$42.75		$48.14	$38.64	$39.65	$38.92	$37.37

Net investment income(b)	0.46		0.88	0.76	0.76	0.82	0.31

Net realized and unrealized gain (loss)	1.01		(2.37)	9.43	0.59	1.01	1.48

Total from investment operations	1.47		(1.49)	10.19	1.35	1.83	1.79

Distributions to shareholders from net investment income	(0.46)		(0.87)	(0.69)	(0.79)	(0.80)	(0.24)

Distributions to shareholders from net realized gains	(1.47)		(3.03)	—	(1.57)	(0.30)	—

Total distributions	(1.93)		(3.90)	(0.69)	(2.36)	(1.10)	(0.24)

Net asset value, end of period	$42.29		$42.75	$48.14	$38.64	$39.65	$38.92

Total Return(c)	3.37%		(3.48)%	26.65%	3.43%	4.92%	4.84%

Net assets, end of period (in 000’s)	$68,695		$57,277	$40,099	$20,492	$11,500	$10,835

Ratio of net expenses to average net assets	0.72	%(d)	0.72%	0.72%	0.73%	0.72%	0.72	%(d)

Ratio of total expenses to average net assets	0.80	%(d)	0.80%	0.82%	0.85%	0.85%	0.95	%(d)

Ratio of net investment income to average net assets	2.17	%(d)	1.94%	1.74%	2.04%	2.16%	2.20	%(d)

Portfolio turnover rate(e)	10%		17%	44%	42%	42%	69%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class A Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.07		$14.86	$11.25	$10.69	$11.08	$11.10

Net investment income(a)	0.08		0.10	0.07	0.09	0.08	0.05

Net realized and unrealized gain (loss)	0.83		(0.96)	3.76	0.62	0.09	0.87

Total from investment operations	0.91		(0.86)	3.83	0.71	0.17	0.92

Distributions to shareholders from net investment income	(0.13)		(0.07)	(0.08)	(0.04)	(0.05)	(0.08)

Distributions to shareholders from net realized gains	(1.17)		(0.86)	(0.14)	(0.11)	(0.51)	(0.86)

Total distributions	(1.30)		(0.93)	(0.22)	(0.15)	(0.56)	(0.94)

Net asset value, end of period	$12.68		$13.07	$14.86	$11.25	$10.69	$11.08

Total Return(b)	6.89%		(6.29)%	34.43%	6.60%	2.10%	8.64%

Net assets, end of period (in 000’s)	$328		$312	$369	$148	$63	$52

Ratio of net expenses to average net assets	1.03	%(c)	1.04%	1.04%	1.09%	1.09%	1.12%

Ratio of total expenses to average net assets	1.75	%(c)	1.72%	2.27%	4.71%	8.11%	4.84%

Ratio of net investment income to average net assets	1.29	%(c)	0.73%	0.51%	0.83%	0.78%	0.50%

Portfolio turnover rate(d)	49%		78%	78%	102%	122%	204%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class C Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$12.85		$14.65	$11.11	$10.60	$11.03	$11.05

Net investment income (loss)(a)	0.03		—	(0.03)	0.01	—	(0.03)

Net realized and unrealized gain (loss)	0.81		(0.94)	3.71	0.61	0.09	0.87

Total from investment operations	0.84		(0.94)	3.68	0.62	0.09	0.84

Distributions to shareholders from net investment income	(0.06)		—	—	—	(0.01)	—

Distributions to shareholders from net realized gains	(1.17)		(0.86)	(0.14)	(0.11)	(0.51)	(0.86)

Total distributions	(1.23)		(0.86)	(0.14)	(0.11)	(0.52)	(0.86)

Net asset value, end of period	$12.46		$12.85	$14.65	$11.11	$10.60	$11.03

Total Return(b)	6.44%		(6.93)%	33.34%	5.85%	1.27%	7.87%

Net assets, end of period (in 000’s)	$312		$326	$49	$32	$30	$30

Ratio of net expenses to average net assets	1.78	%(c)	1.79%	1.79%	1.85%	1.85%	1.87%

Ratio of total expenses to average net assets	2.50	%(c)	2.43%	2.99%	5.81%	8.79%	5.77%

Ratio of net investment income (loss) to average net assets	0.54	%(c)	0.04%	(0.24)%	0.06%	0.05%	(0.24)%

Portfolio turnover rate(d)	49%		78%	78%	102%	122%	204%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Institutional Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.14		$14.92	$11.29	$10.72	$11.13	$11.14

Net investment income(a)	0.10		0.16	0.11	0.12	0.12	0.09

Net realized and unrealized gain (loss)	0.82		(0.97)	3.77	0.63	0.08	0.88

Total from investment operations	0.92		(0.81)	3.88	0.75	0.20	0.97

Distributions to shareholders from net investment income	(0.16)		(0.11)	(0.11)	(0.07)	(0.10)	(0.12)

Distributions to shareholders from net realized gains	(1.17)		(0.86)	(0.14)	(0.11)	(0.51)	(0.86)

Total distributions	(1.33)		(0.97)	(0.25)	(0.18)	(0.61)	(0.98)

Net asset value, end of period	$12.73		$13.14	$14.92	$11.29	$10.72	$11.13

Total Return(b)	7.00%		(5.98)%	34.80%	7.00%	2.47%	9.06%

Net assets, end of period (in 000’s)	$2,229		$2,167	$5,999	$871	$776	$1,007

Ratio of net expenses to average net assets	0.72	%(c)	0.73%	0.73%	0.76%	0.73%	0.73%

Ratio of total expenses to average net assets	1.38	%(c)	1.41%	1.65%	4.65%	7.57%	4.40%

Ratio of net investment income to average net assets	1.59	%(c)	1.10%	0.82%	1.13%	1.16%	0.86%

Portfolio turnover rate(d)	49%		78%	78%	102%	122%	204%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Investor Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.09		$14.88	$11.26	$10.69	$11.13	$11.13

Net investment income(a)	0.10		0.14	0.09	0.11	0.11	0.08

Net realized and unrealized gain (loss)	0.83		(0.96)	3.77	0.63	0.07	0.88

Total from investment operations	0.93		(0.82)	3.86	0.74	0.18	0.96

Distributions to shareholders from net investment income	(0.16)		(0.11)	(0.10)	(0.06)	(0.11)	(0.10)

Distributions to shareholders from net realized gains	(1.17)		(0.86)	(0.14)	(0.11)	(0.51)	(0.86)

Total distributions	(1.33)		(0.97)	(0.24)	(0.17)	(0.62)	(0.96)

Net asset value, end of period	$12.69		$13.09	$14.88	$11.26	$10.69	$11.13

Total Return(b)	7.03%		(6.06)%	34.71%	6.92%	2.26%	9.01%

Net assets, end of period (in 000’s)	$13		$12	$13	$34	$32	$31

Ratio of net expenses to average net assets	0.79	%(c)	0.80%	0.80%	0.85%	0.85%	0.87%

Ratio of total expenses to average net assets	1.49	%(c)	1.47%	2.61%	4.81%	7.79%	4.77%

Ratio of net investment income to average net assets	1.50	%(c)	0.97%	0.69%	1.04%	1.05%	0.72%

Portfolio turnover rate(d)	49%		78%	78%	102%	122%	204%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.11		$14.89	$11.27	$10.71	$11.14	$11.15

Net investment income(a)	0.10		0.15	0.10	0.12	0.12	0.10

Net realized and unrealized gain (loss)	0.83		(0.95)	3.77	0.62	0.09	0.87

Total from investment operations	0.93		(0.80)	3.87	0.74	0.21	0.97

Distributions to shareholders from net investment income	(0.17)		(0.12)	(0.11)	(0.07)	(0.13)	(0.12)

Distributions to shareholders from net realized gains	(1.17)		(0.86)	(0.14)	(0.11)	(0.51)	(0.86)

Total distributions	(1.34)		(0.98)	(0.25)	(0.18)	(0.64)	(0.98)

Net asset value, end of period	$12.70		$13.11	$14.89	$11.27	$10.71	$11.14

Total Return(b)	7.02%		(5.90)%	34.79%	6.92%	2.52%	9.06%

Net assets, end of period (in 000’s)	$13		$12	$13	$34	$32	$31

Ratio of net expenses to average net assets	0.71	%(c)	0.72%	0.72%	0.75%	0.72%	0.72%

Ratio of total expenses to average net assets	1.36	%(c)	1.33%	2.48%	4.67%	7.64%	4.64%

Ratio of net investment income to average net assets	1.59	%(c)	1.05%	0.77%	1.13%	1.16%	0.87%

Portfolio turnover rate(d)	49%		78%	78%	102%	122%	204%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class R Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$12.98		$14.76	$11.20	$10.65	$11.07	$11.09

Net investment income(a)	0.06		0.07	0.03	0.06	0.06	0.02

Net realized and unrealized gain (loss)	0.82		(0.95)	3.74	0.61	0.09	0.87

Total from investment operations	0.88		(0.88)	3.77	0.67	0.15	0.89

Distributions to shareholders from net investment income	(0.09)		(0.04)	(0.07)	(0.01)	(0.06)	(0.05)

Distributions to shareholders from net realized gains	(1.17)		(0.86)	(0.14)	(0.11)	(0.51)	(0.86)

Total distributions	(1.26)		(0.90)	(0.21)	(0.12)	(0.57)	(0.91)

Net asset value, end of period	$12.60		$12.98	$14.76	$11.20	$10.65	$11.07

Total Return(b)	6.75%		(6.47)%	34.04%	6.27%	1.91%	8.35%

Net assets, end of period (in 000’s)	$43		$41	$43	$33	$31	$30

Ratio of net expenses to average net assets	1.29	%(c)	1.29%	1.29%	1.35%	1.35%	1.37%

Ratio of total expenses to average net assets	2.00	%(c)	1.96%	2.69%	5.31%	8.29%	5.27%

Ratio of net investment income to average net assets	1.01	%(c)	0.47%	0.23%	0.55%	0.54%	0.22%

Portfolio turnover rate(d)	49%		78%	78%	102%	122%	204%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class P Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$13.11		$14.90	$11.28	$10.71	$11.15	$10.54

Net investment income(b)	0.10		0.15	0.11	0.12	0.12	0.04

Net realized and unrealized gain (loss)	0.83		(0.96)	3.76	0.63	0.08	0.57

Total from investment operations	0.93		(0.81)	3.87	0.75	0.20	0.61

Distributions to shareholders from net investment income	(0.17)		(0.12)	(0.11)	(0.07)	(0.13)	—

Distributions to shareholders from net realized gains	(1.17)		(0.86)	(0.14)	(0.11)	(0.51)	—

Total distributions	(1.34)		(0.98)	(0.25)	(0.18)	(0.64)	—

Net asset value, end of period	$12.70		$13.11	$14.90	$11.28	$10.71	$11.15

Total Return(c)	7.02%		(5.96)%	34.76%	7.03%	2.44%	5.79%

Net assets, end of period (in 000’s)	$42,785		$40,108	$33,202	$8,657	$4,739	$5,652

Ratio of net expenses to average net assets	0.71	%(d)	0.72%	0.72%	0.74%	0.72%	0.72	%(d)

Ratio of total expenses to average net assets	1.37	%(d)	1.33%	1.80%	4.45%	7.47%	5.91	%(d)

Ratio of net investment income to average net assets	1.59	%(d)	1.04%	0.82%	1.16%	1.16%	0.89	%(d)

Portfolio turnover rate(e)	49%		78%	78%	102%	122%	204%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class A Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.03		$17.86	$13.92	$14.42	$16.16	$17.25

Net investment income(a)	0.08		0.15	0.12	0.16	0.16	0.13

Net realized and unrealized gain (loss)	0.66		(0.95)	4.31	0.18	(0.25)	1.35

Total from investment operations	0.74		(0.80)	4.43	0.34	(0.09)	1.48

Distributions to shareholders from net investment income	(0.16)		(0.12)	(0.16)	(0.17)	(0.14)	(0.21)

Distributions to shareholders from net realized gains	(1.15)		(1.91)	(0.33)	(0.67)	(1.51)	(2.36)

Total distributions	(1.31)		(2.03)	(0.49)	(0.84)	(1.65)	(2.57)

Net asset value, end of period	$14.46		$15.03	$17.86	$13.92	$14.42	$16.16

Total Return(b)	4.83%		(5.23)%	32.64%	1.97%	0.38%	9.29%

Net assets, end of period (in 000’s)	$78,615		$77,259	$87,359	$74,559	$84,723	$92,226

Ratio of net expenses to average net assets	1.04	%(c)	1.04%	1.04%	1.07%	1.11%	1.11%

Ratio of total expenses to average net assets	1.23	%(c)	1.22%	1.24%	1.28%	1.28%	1.24%

Ratio of net investment income to average net assets	1.09	%(c)	0.93%	0.74%	1.13%	1.10%	0.81%

Portfolio turnover rate(d)	25%		46%	53%	64%	62%	171%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class C Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$14.04		$16.80	$13.12	$13.64	$15.32	$16.51

Net investment income(a)	0.02		0.03	—	0.05	0.05	0.01

Net realized and unrealized gain (loss)	0.61		(0.88)	4.06	0.17	(0.22)	1.29

Total from investment operations	0.63		(0.85)	4.06	0.22	(0.17)	1.30

Distributions to shareholders from net investment income	(0.05)		—	(0.05)	(0.07)	—	(0.13)

Distributions to shareholders from net realized gains	(1.15)		(1.91)	(0.33)	(0.67)	(1.51)	(2.36)

Total distributions	(1.20)		(1.91)	(0.38)	(0.74)	(1.51)	(2.49)

Net asset value, end of period	$13.47		$14.04	$16.80	$13.12	$13.64	$15.32

Total Return(b)	4.39%		(5.87)%	31.59%	1.21%	(0.28)%	8.46%

Net assets, end of period (in 000’s)	$9,665		$10,176	$12,948	$17,422	$21,481	$36,819

Ratio of net expenses to average net assets	1.79	%(c)	1.79%	1.79%	1.82%	1.86%	1.86%

Ratio of total expenses to average net assets	1.98	%(c)	1.97%	1.99%	2.03%	2.03%	1.99%

Ratio of net investment income to average net assets	0.35	%(c)	0.18%	0.00%	0.39%	0.35%	0.06%

Portfolio turnover rate(d)	25%		46%	53%	64%	62%	171%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Institutional Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.25		$18.08	$14.08	$14.58	$16.32	$17.42

Net investment income(a)	0.11		0.21	0.17	0.20	0.21	0.19

Net realized and unrealized gain (loss)	0.65		(0.96)	4.37	0.19	(0.26)	1.36

Total from investment operations	0.76		(0.75)	4.54	0.39	(0.05)	1.55

Distributions to shareholders from net investment income	(0.20)		(0.17)	(0.21)	(0.22)	(0.18)	(0.28)

Distributions to shareholders from net realized gains	(1.15)		(1.91)	(0.33)	(0.67)	(1.51)	(2.37)

Total distributions	(1.35)		(2.08)	(0.54)	(0.89)	(1.69)	(2.65)

Net asset value, end of period	$14.66		$15.25	$18.08	$14.08	$14.58	$16.32

Total Return(b)	4.94%		(4.88)%	33.08%	2.26%	0.69%	9.65%

Net assets, end of period (in 000’s)	$151,378		$155,700	$181,806	$140,814	$177,613	$174,803

Ratio of net expenses to average net assets	0.73	%(c)	0.73%	0.73%	0.76%	0.79%	0.79%

Ratio of total expenses to average net assets	0.86	%(c)	0.85%	0.87%	0.90%	0.89%	0.85%

Ratio of net investment income to average net assets	1.40	%(c)	1.24%	1.04%	1.43%	1.42%	1.13%

Portfolio turnover rate(d)	25%		46%	53%	64%	62%	171%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Service Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$14.97		$17.78	$13.86	$14.36	$16.03	$17.14

Net investment income(a)	0.07		0.12	0.09	0.13	0.13	0.10

Net realized and unrealized gain (loss)	0.64		(0.93)	4.29	0.19	(0.24)	1.35

Total from investment operations	0.71		(0.81)	4.38	0.32	(0.11)	1.45

Distributions to shareholders from net investment income	(0.13)		(0.09)	(0.13)	(0.15)	(0.05)	(0.20)

Distributions to shareholders from net realized gains	(1.15)		(1.91)	(0.33)	(0.67)	(1.51)	(2.36)

Total distributions	(1.28)		(2.00)	(0.46)	(0.82)	(1.56)	(2.56)

Net asset value, end of period	$14.40		$14.97	$17.78	$13.86	$14.36	$16.03

Total Return(b)	4.66%		(5.33)%	32.36%	1.80%	0.20%	9.15%

Net assets, end of period (in 000’s)	$853		$835	$846	$836	$1,004	$1,201

Ratio of net expenses to average net assets	1.23	%(c)	1.23%	1.23%	1.26%	1.29%	1.29%

Ratio of total expenses to average net assets	1.36	%(c)	1.35%	1.37%	1.40%	1.39%	1.35%

Ratio of net investment income to average net assets	0.90	%(c)	0.74%	0.55%	0.94%	0.91%	0.64%

Portfolio turnover rate(d)	25%		46%	53%	64%	62%	171%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Investor Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.05		$17.87	$13.93	$14.43	$16.17	$17.28

Net investment income(a)	0.10		0.19	0.16	0.19	0.20	0.17

Net realized and unrealized gain (loss)	0.66		(0.94)	4.31	0.19	(0.26)	1.36

Total from investment operations	0.76		(0.75)	4.47	0.38	(0.06)	1.53

Distributions to shareholders from net investment income	(0.20)		(0.16)	(0.20)	(0.21)	(0.17)	(0.27)

Distributions to shareholders from net realized gains	(1.15)		(1.91)	(0.33)	(0.67)	(1.51)	(2.37)

Total distributions	(1.35)		(2.07)	(0.53)	(0.88)	(1.68)	(2.64)

Net asset value, end of period	$14.46		$15.05	$17.87	$13.93	$14.43	$16.17

Total Return(b)	4.95%		(4.94)%	32.92%	2.22%	0.64%	9.61%

Net assets, end of period (in 000’s)	$3,253		$3,318	$3,559	$3,460	$4,191	$7,447

Ratio of net expenses to average net assets	0.79	%(c)	0.79%	0.79%	0.82%	0.86%	0.86%

Ratio of total expenses to average net assets	0.98	%(c)	0.97%	0.99%	1.03%	1.03%	0.99%

Ratio of net investment income to average net assets	1.34	%(c)	1.19%	0.99%	1.37%	1.35%	1.06%

Portfolio turnover rate(d)	25%		46%	53%	64%	62%	171%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.69		$18.54	$14.43	$14.92	$16.66	$17.45

Net investment income(a)	0.11		0.21	0.17	0.21	0.22	0.18

Net realized and unrealized gain (loss)	0.68		(0.97)	4.48	0.19	(0.26)	1.39

Total from investment operations	0.79		(0.76)	4.65	0.40	(0.04)	1.57

Distributions to shareholders from net investment income	(0.21)		(0.18)	(0.21)	(0.22)	(0.19)	—

Distributions to shareholders from net realized gains	(1.15)		(1.91)	(0.33)	(0.67)	(1.51)	(2.36)

Total distributions	(1.36)		(2.09)	(0.54)	(0.89)	(1.70)	(2.36)

Net asset value, end of period	$15.12		$15.69	$18.54	$14.43	$14.92	$16.66

Total Return(b)	4.94%		(4.86)%	33.05%	2.29%	0.73%	9.67%

Net assets, end of period (in 000’s)	$2,121		$2,245	$1,958	$1,636	$2,172	$1,106

Ratio of net expenses to average net assets	0.72	%(c)	0.72%	0.72%	0.75%	0.78%	0.78%

Ratio of total expenses to average net assets	0.85	%(c)	0.84%	0.86%	0.89%	0.89%	0.85%

Ratio of net investment income to average net assets	1.42	%(c)	1.26%	1.06%	1.43%	1.44%	1.12%

Portfolio turnover rate(d)	25%		46%	53%	64%	62%	171%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class R Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$14.47		$17.27	$13.47	$13.97	$15.71	$16.86

Net investment income(a)	0.06		0.11	0.07	0.12	0.12	0.09

Net realized and unrealized gain (loss)	0.63		(0.91)	4.18	0.17	(0.25)	1.32

Total from investment operations	0.69		(0.80)	4.25	0.29	(0.13)	1.41

Distributions to shareholders from net investment income	(0.13)		(0.09)	(0.12)	(0.12)	(0.10)	(0.20)

Distributions to shareholders from net realized gains	(1.15)		(1.91)	(0.33)	(0.67)	(1.51)	(2.36)

Total distributions	(1.28)		(2.00)	(0.45)	(0.79)	(1.61)	(2.56)

Net asset value, end of period	$13.88		$14.47	$17.27	$13.47	$13.97	$15.71

Total Return(b)	4.68%		(5.46)%	32.32%	1.70%	0.12%	9.05%

Net assets, end of period (in 000’s)	$3,789		$3,437	$3,269	$2,932	$4,008	$5,252

Ratio of net expenses to average net assets	1.29	%(c)	1.29%	1.29%	1.32%	1.36%	1.36%

Ratio of total expenses to average net assets	1.48	%(c)	1.47%	1.49%	1.53%	1.53%	1.49%

Ratio of net investment income to average net assets	0.83	%(c)	0.69%	0.49%	0.89%	0.85%	0.56%

Portfolio turnover rate(d)	25%		46%	53%	64%	62%	171%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class P Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$15.68		$18.54	$14.43	$14.92	$16.66	$15.81

Net investment income(b)	0.11		0.21	0.17	0.21	0.21	0.08

Net realized and unrealized gain (loss)	0.69		(0.98)	4.48	0.19	(0.25)	0.77

Total from investment operations	0.80		(0.77)	4.65	0.40	(0.04)	0.85

Distributions to shareholders from net investment income	(0.21)		(0.18)	(0.21)	(0.22)	(0.19)	—

Distributions to shareholders from net realized gains	(1.15)		(1.91)	(0.33)	(0.67)	(1.51)	—

Total distributions	(1.36)		(2.09)	(0.54)	(0.89)	(1.70)	—

Net asset value, end of period	$15.12		$15.68	$18.54	$14.43	$14.92	$16.66

Total Return(c)	5.00%		(4.92)%	33.05%	2.29%	0.74%	5.38%

Net assets, end of period (in 000’s)	$196,743		$197,335	$207,926	$154,720	$180,475	$248,012

Ratio of net expenses to average net assets	0.72	%(d)	0.72%	0.72%	0.75%	0.78%	0.78	%(d)

Ratio of total expenses to average net assets	0.85	%(d)	0.84%	0.86%	0.89%	0.88%	0.85	%(d)

Ratio of net investment income to average net assets	1.41	%(d)	1.26%	1.05%	1.45%	1.43%	1.26	%(d)

Portfolio turnover rate(e)	25%		46%	53%	64%	62%	171%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class A Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$36.32		$44.72	$31.22	$32.33	$36.62	$38.27

Net investment income(a)	0.11		0.13	—	0.16	0.16	0.08

Net realized and unrealized gain (loss)	1.41		(1.59)	13.63	(0.22)	0.40	3.71

Total from investment operations	1.52		(1.46)	13.63	(0.06)	0.56	3.79

Distributions to shareholders from net investment income	(0.17)		(0.11)	(0.13)	(0.18)	(0.14)	(0.15)

Distributions to shareholders from net realized gains	(4.28)		(6.83)	—	(0.84)	(4.71)	(5.29)

Distributions to shareholders from return of capital	—		—	—	(0.03)	—	—

Total distributions	(4.45)		(6.94)	(0.13)	(1.05)	(4.85)	(5.44)

Net asset value, end of period	$33.39		$36.32	$44.72	$31.22	$32.33	$36.62

Total Return(b)	4.23%		(4.46)%	43.77%	(0.41)%	3.39%	10.68%

Net assets, end of period (in 000’s)	$456,479		$458,090	$536,384	$424,878	$526,864	$630,820

Ratio of net expenses to average net assets	1.19	%(c)	1.20%	1.21%	1.24%	1.22%	1.22%

Ratio of total expenses to average net assets	1.20	%(c)	1.21%	1.21%	1.24%	1.23%	1.22%

Ratio of net investment income to average net assets	0.62	%(c)	0.33%	0.01%	0.52%	0.49%	0.22%

Portfolio turnover rate(d)	29%		69%	66%	87%	82%	137%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class C Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$30.26		$38.53	$27.00	$28.10	$32.59	$34.68

Net investment loss(a)	(0.02)		(0.14)	(0.24)	(0.02)	(0.07)	(0.17)

Net realized and unrealized gain (loss)	1.19		(1.30)	11.77	(0.24)	0.29	3.33

Total from investment operations	1.17		(1.44)	11.53	(0.26)	0.22	3.16

Distributions to shareholders from net realized gains	(4.28)		(6.83)	—	(0.81)	(4.71)	(5.25)

Distributions to shareholders from return of capital	—		—	—	(0.03)	—	—

Total distributions	(4.28)		(6.83)	—	(0.84)	(4.71)	(5.25)

Net asset value, end of period	$27.15		$30.26	$38.53	$27.00	$28.10	$32.59

Total Return(b)	3.86%		(5.20)%	42.70%	(1.14)%	2.58%	9.86%

Net assets, end of period (in 000’s)	$8,062		$9,337	$12,836	$16,230	$28,175	$78,897

Ratio of net expenses to average net assets	1.94	%(c)	1.95%	1.96%	1.99%	1.98%	1.97%

Ratio of total expenses to average net assets	1.95	%(c)	1.96%	1.96%	1.99%	1.98%	1.97%

Ratio of net investment loss to average net assets	(0.12	)%(c)	(0.42)%	(0.73)%	(0.07)%	(0.24)%	(0.53)%

Portfolio turnover rate(d)	29%		69%	66%	87%	82%	137%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Institutional Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$36.92		$45.34	$31.65	$32.76	$37.06	$38.68

Net investment income(a)	0.17		0.28	0.15	0.26	0.29	0.21

Net realized and unrealized gain (loss)	1.45		(1.62)	13.80	(0.19)	0.39	3.77

Total from investment operations	1.62		(1.34)	13.95	0.07	0.68	3.98

Distributions to shareholders from net investment income	(0.30)		(0.25)	(0.26)	(0.30)	(0.27)	(0.26)

Distributions to shareholders from net realized gains	(4.28)		(6.83)	—	(0.84)	(4.71)	(5.34)

Distributions to shareholders from return of capital	—		—	—	(0.04)	—	—

Total distributions	(4.58)		(7.08)	(0.26)	(1.18)	(4.98)	(5.60)

Net asset value, end of period	$33.96		$36.92	$45.34	$31.65	$32.76	$37.06

Total Return(b)	4.44%		(4.12)%	44.27%	(0.03)%	3.78%	11.13%

Net assets, end of period (in 000’s)	$319,623		$298,877	$331,383	$271,283	$346,004	$555,930

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.84%	0.86%	0.84%	0.83%

Ratio of total expenses to average net assets	0.83	%(c)	0.84%	0.84%	0.86%	0.84%	0.83%

Ratio of net investment income (loss) to average net assets	0.98	%(c)	(0.71)%	0.38%	0.82%	0.89%	0.58%

Portfolio turnover rate(d)	29%		69%	66%	87%	82%	137%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Service Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$35.32		$43.69	$30.50	$31.58	$35.89	$37.61

Net investment income (loss)(a)	0.08		0.08	(0.04)	0.13	0.12	0.04

Net realized and unrealized gain (loss)	1.38		(1.55)	13.31	(0.23)	0.38	3.65

Total from investment operations	1.46		(1.47)	13.27	(0.10)	0.50	3.69

Distributions to shareholders from net investment income	(0.13)		(0.07)	(0.08)	(0.11)	(0.10)	(0.12)

Distributions to shareholders from net realized gains	(4.28)		(6.83)	—	(0.84)	(4.71)	(5.29)

Distributions to shareholders from return of capital	—		—	—	(0.03)	—	—

Total distributions	(4.41)		(6.90)	(0.08)	(0.98)	(4.81)	(5.41)

Net asset value, end of period	$32.37		$35.32	$43.69	$30.50	$31.58	$35.89

Total Return(b)	4.15%		(4.60)%	43.57%	(0.52)%	3.25%	10.58%

Net assets, end of period (in 000’s)	$38,122		$34,533	$34,851	$30,424	$47,597	$65,727

Ratio of net expenses to average net assets	1.33	%(c)	1.33%	1.34%	1.36%	1.34%	1.33%

Ratio of total expenses to average net assets	1.33	%(c)	1.34%	1.34%	1.36%	1.34%	1.33%

Ratio of net investment income (loss) to average net assets	0.47	%(c)	0.20%	(0.12)%	0.43%	0.38%	0.11%

Portfolio turnover rate(d)	29%		69%	66%	87%	82%	137%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Investor Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$35.26		$43.60	$30.44	$31.55	$35.89	$37.57

Net investment income(a)	0.15		0.25	0.10	0.22	0.23	0.17

Net realized and unrealized gain (loss)	1.36		(1.55)	13.28	(0.19)	0.37	3.63

Total from investment operations	1.51		(1.30)	13.38	0.03	0.60	3.80

Distributions to shareholders from net investment income	(0.27)		(0.21)	(0.22)	(0.26)	(0.23)	(0.18)

Distributions to shareholders from net realized gains	(4.28)		(6.83)	—	(0.84)	(4.71)	(5.30)

Distributions to shareholders from return of capital	—		—	—	(0.04)	—	—

Total distributions	(4.55)		(7.04)	(0.22)	(1.14)	(4.94)	(5.48)

Net asset value, end of period	$32.22		$35.26	$43.60	$30.44	$31.55	$35.89

Total Return(b)	4.34%		(4.21)%	44.11%	(0.16)%	3.63%	10.98%

Net assets, end of period (in 000’s)	$84,246		$68,948	$42,206	$33,249	$41,809	$51,375

Ratio of net expenses to average net assets	0.94	%(c)	0.95%	0.96%	0.99%	0.97%	0.97%

Ratio of total expenses to average net assets	0.95	%(c)	0.96%	0.96%	0.99%	0.98%	0.97%

Ratio of net investment income to average net assets	0.88	%(c)	0.65%	0.26%	0.72%	0.74%	0.47%

Portfolio turnover rate(d)	29%		69%	66%	87%	82%	137%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$36.90		$45.31	$31.62	$32.74	$37.04	$38.66

Net investment income(a)	0.17		0.29	0.15	0.25	0.27	0.22

Net realized and unrealized gain (loss)	1.43		(1.61)	13.80	(0.18)	0.41	3.76

Total from investment operations	1.60		(1.32)	13.95	0.07	0.68	3.98

Distributions to shareholders from net investment income	(0.30)		(0.26)	(0.26)	(0.27)	(0.27)	(0.27)

Distributions to shareholders from net realized gains	(4.28)		(6.83)	—	(0.84)	(4.71)	(5.33)

Distributions to shareholders from return of capital	—		—	—	(0.08)	—	—

Total distributions	(4.58)		(7.09)	(0.26)	(1.19)	(4.98)	(5.60)

Net asset value, end of period	$33.92		$36.90	$45.31	$31.62	$32.74	$37.04

Total Return(b)	4.39%		(4.09)%	44.33%	(0.05)%	3.79%	11.10%

Net assets, end of period (in 000’s)	$88,924		$83,400	$80,114	$54,633	$50,538	$39,520

Ratio of net expenses to average net assets	0.82	%(c)	0.82%	0.83%	0.85%	0.82%	0.82%

Ratio of total expenses to average net assets	0.82	%(c)	0.83%	0.83%	0.85%	0.83%	0.82%

Ratio of net investment income to average net assets	0.99	%(c)	0.72%	0.39%	0.82%	0.85%	0.60%

Portfolio turnover rate(d)	29%		69%	66%	87%	82%	137%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class R Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$34.76		$43.09	$30.09	$31.20	$35.52	$37.28

Net investment income (loss)(a)	0.06		0.04	(0.09)	0.10	0.08	(0.01)

Net realized and unrealized gain (loss)	1.36		(1.52)	13.14	(0.24)	0.37	3.61

Total from investment operations	1.42		(1.48)	13.05	(0.14)	0.45	3.60

Distributions to shareholders from net investment income	(0.10)		(0.02)	(0.05)	(0.10)	(0.06)	(0.09)

Distributions to shareholders from net realized gains	(4.28)		(6.83)	—	(0.84)	(4.71)	(5.27)

Distributions to shareholders from return of capital	—		—	—	(0.03)	—	—

Total distributions	(4.38)		(6.85)	(0.05)	(0.97)	(4.77)	(5.36)

Net asset value, end of period	$31.80		$34.76	$43.09	$30.09	$31.20	$35.52

Total Return(b)	4.10%		(4.68)%	43.41%	(0.65)%	3.10%	10.43%

Net assets, end of period (in 000’s)	$19,495		$18,760	$21,249	$17,015	$21,916	$28,103

Ratio of net expenses to average net assets	1.44	%(c)	1.45%	1.46%	1.49%	1.47%	1.47%

Ratio of total expenses to average net assets	1.45	%(c)	1.46%	1.46%	1.49%	1.48%	1.47%

Ratio of net investment income (loss) to average net assets	0.37	%(c)	0.09%	(0.23)%	0.32%	0.25%	(0.03)%

Portfolio turnover rate(d)	29%		69%	66%	87%	82%	137%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class P Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$36.89		$45.30	$31.62	$32.73	$37.04	$35.64

Net investment income(b)	0.17		0.29	0.15	0.26	0.29	0.13

Net realized and unrealized gain (loss)	1.44		(1.61)	13.79	(0.19)	0.39	1.27

Total from investment operations	1.61		(1.32)	13.94	0.07	0.68	1.40

Distributions to shareholders from net investment income	(0.30)		(0.26)	(0.26)	(0.33)	(0.28)	—

Distributions to shareholders from net realized gains	(4.28)		(6.83)	—	(0.84)	(4.71)	—

Distributions to shareholders from return of capital	—		—	—	(0.01)	—	—

Total distributions	(4.58)		(7.09)	(0.26)	(1.18)	(4.99)	—

Net asset value, end of period	$33.92		$36.89	$45.30	$31.62	$32.73	$37.04

Total Return(c)	4.42%		(4.09)%	44.30%	(0.02)%	3.80%	3.93%

Net assets, end of period (in 000’s)	$180,165		$176,827	$191,790	$129,680	$141,460	$172,003

Ratio of net expenses to average net assets	0.82	%(d)	0.82%	0.83%	0.85%	0.83%	0.86	%(d)

Ratio of total expenses to average net assets	0.82	%(d)	0.83%	0.83%	0.85%	0.83%	0.86	%(d)

Ratio of net investment income to average net assets	0.99	%(d)	0.71%	0.39%	0.82%	0.89%	0.94	%(d)

Portfolio turnover rate(e)	29%		69%	66%	87%	82%	137%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class A Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$44.45		$60.69	$40.60	$47.20	$59.98	$56.63

Net investment income (loss)(a)	0.19		0.10	(0.08)	0.20	0.20	0.04

Net realized and unrealized gain (loss)	1.83		(4.46)	20.27	(4.48)	(7.12)	9.70

Total from investment operations	2.02		(4.36)	20.19	(4.28)	(6.92)	9.74

Distributions to shareholders from net investment income	(0.17)		(0.03)	(0.10)	(0.26)	(0.02)	(0.08)

Distributions to shareholders from net realized gains	(7.30)		(11.85)	—	(2.06)	(5.84)	(6.31)

Total distributions	(7.47)		(11.88)	(0.10)	(2.32)	(5.86)	(6.39)

Net asset value, end of period	$39.00		$44.45	$60.69	$40.60	$47.20	$59.98

Total Return(b)	4.97%		(9.33)%	49.77%	(9.92)%	(11.16)%	18.15%

Net assets, end of period (in 000’s)	$297,336		$333,814	$468,122	$413,666	$594,825	$803,918

Ratio of net expenses to average net assets	1.29	%(c)	1.29%	1.30%	1.34%	1.34%	1.33%

Ratio of total expenses to average net assets	1.39	%(c)	1.36%	1.36%	1.37%	1.36%	1.36%

Ratio of net investment income (loss) to average net assets	0.93	%(c)	0.20%	(0.15)%	0.47%	0.39%	0.07%

Portfolio turnover rate(d)	23%		65%	64%	75%	47%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class C Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$27.87		$42.63	$28.68	$33.97	$45.37	$44.50

Net investment loss(a)	0.02		(0.18)	(0.33)	(0.02)	(0.13)	(0.31)

Net realized and unrealized gain (loss)	1.09		(2.73)	14.28	(3.21)	(5.43)	7.49

Total from investment operations	1.11		(2.91)	13.95	(3.23)	(5.56)	7.18

Distributions to shareholders from net investment income	(0.06)		—	—	—	—	—

Distributions to shareholders from net realized gains	(7.30)		(11.85)	—	(2.06)	(5.84)	(6.31)

Total distributions	(7.36)		(11.85)	—	(2.06)	(5.84)	(6.31)

Net asset value, end of period	$21.62		$27.87	$42.63	$28.68	$33.97	$45.37

Total Return(b)	4.57%		(10.00)%	48.69%	(10.61)%	(11.83)%	17.26%

Net assets, end of period (in 000’s)	$1,373		$1,788	$2,204	$3,220	$8,867	$37,157

Ratio of net expenses to average net assets	2.04	%(c)	2.04%	2.05%	2.09%	2.09%	2.08%

Ratio of total expenses to average net assets	2.13	%(c)	2.11%	2.11%	2.12%	2.11%	2.11%

Ratio of net investment loss to average net assets	0.18	%(c)	(0.54)%	(0.89)%	(0.05)%	(0.36)%	(0.69)%

Portfolio turnover rate(d)	23%		65%	64%	75%	47%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Institutional Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$49.82		$66.58	$44.52	$51.56	$64.90	$60.78

Net investment income(a)	0.28		0.30	0.11	0.35	0.43	0.28

Net realized and unrealized gain (loss)	2.06		(5.02)	22.22	(4.87)	(7.71)	10.46

Total from investment operations	2.34		(4.72)	22.33	(4.52)	(7.28)	10.74

Distributions to shareholders from net investment income	(0.31)		(0.19)	(0.27)	(0.46)	(0.22)	(0.31)

Distributions to shareholders from net realized gains	(7.30)		(11.85)	—	(2.06)	(5.84)	(6.31)

Total distributions	(7.61)		(12.04)	(0.27)	(2.52)	(6.06)	(6.62)

Net asset value, end of period	$44.55		$49.82	$66.58	$44.52	$51.56	$64.90

Total Return(b)	5.11%		(9.02)%	50.29%	(9.60)%	(10.81)%	18.62%

Net assets, end of period (in 000’s)	$1,113,079		$1,446,222	$2,331,482	$2,454,781	$3,114,853	$4,304,041

Ratio of net expenses to average net assets	0.99	%(c)	0.97%	0.96%	0.96%	0.95%	0.94%

Ratio of total expenses to average net assets	1.01	%(c)	0.99%	0.99%	0.99%	0.97%	0.97%

Ratio of net investment income to average net assets	1.22	%(c)	0.51%	0.19%	0.74%	0.78%	0.45%

Portfolio turnover rate(d)	23%		65%	64%	75%	47%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Service Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$42.36		$58.44	$39.10	$45.50	$58.10	$55.04

Net investment income (loss)(a)	0.14		0.01	(0.15)	0.16	0.14	(0.03)

Net realized and unrealized gain (loss)	1.74		(4.24)	19.51	(4.35)	(6.90)	9.42

Total from investment operations	1.88		(4.23)	19.36	(4.19)	(6.76)	9.39

Distributions to shareholders from net investment income	(0.11)		—	(0.02)	(0.15)	—	(0.02)

Distributions to shareholders from net realized gains	(7.30)		(11.85)	—	(2.06)	(5.84)	(6.31)

Total distributions	(7.41)		(11.85)	(0.02)	(2.21)	(5.84)	(6.33)

Net asset value, end of period	$36.83		$42.36	$58.44	$39.10	$45.50	$58.10

Total Return(b)	4.86%		(9.48)%	49.53%	(10.04)%	(11.26)%	18.02%

Net assets, end of period (in 000’s)	$15,840		$17,138	$27,102	$39,295	$75,860	$110,636

Ratio of net expenses to average net assets	1.49	%(c)	1.47%	1.46%	1.46%	1.45%	1.44%

Ratio of total expenses to average net assets	1.51	%(c)	1.49%	1.49%	1.49%	1.47%	1.47%

Ratio of net investment income (loss) to average net assets	0.72	%(c)	0.01%	(0.31)%	0.39%	0.29%	(0.06)%

Portfolio turnover rate(d)	23%		65%	64%	75%	47%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Investor Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$43.99		$60.18	$40.26	$46.84	$59.60	$56.32

Net investment income(a)	0.24		0.24	0.05	0.27	0.32	0.18

Net realized and unrealized gain (loss)	1.80		(4.41)	20.09	(4.39)	(7.09)	9.64

Total from investment operations	2.04		(4.17)	20.14	(4.12)	(6.77)	9.82

Distributions to shareholders from net investment income	(0.28)		(0.17)	(0.22)	(0.40)	(0.15)	(0.23)

Distributions to shareholders from net realized gains	(7.30)		(11.85)	—	(2.06)	(5.84)	(6.31)

Total distributions	(7.58)		(12.02)	(0.22)	(2.46)	(5.99)	(6.54)

Net asset value, end of period	$38.45		$43.99	$60.18	$40.26	$46.84	$59.60

Total Return(b)	5.10%		(9.07)%	50.14%	(9.70)%	(10.94)%	18.44%

Net assets, end of period (in 000’s)	$60,673		$131,530	$140,918	$115,491	$132,434	$173,176

Ratio of net expenses to average net assets	1.04	%(c)	1.04%	1.04%	1.09%	1.09%	1.08%

Ratio of total expenses to average net assets	1.13	%(c)	1.11%	1.11%	1.12%	1.11%	1.11%

Ratio of net investment income to average net assets	1.19	%(c)	0.46%	0.09%	0.64%	0.64%	0.31%

Portfolio turnover rate(d)	23%		65%	64%	75%	47%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$49.78		$66.55	$44.50	$51.53	$64.88	$60.77

Net investment income(a)	0.29		0.31	0.11	0.35	0.42	0.27

Net realized and unrealized gain (loss)	2.07		(5.02)	22.22	(4.85)	(7.70)	10.47

Total from investment operations	2.36		(4.71)	22.33	(4.50)	(7.28)	10.74

Distributions to shareholders from net investment income	(0.32)		(0.21)	(0.28)	(0.47)	(0.23)	(0.32)

Distributions to shareholders from net realized gains	(7.30)		(11.85)	—	(2.06)	(5.84)	(6.31)

Total distributions	(7.62)		(12.06)	(0.28)	(2.53)	(6.07)	(6.63)

Net asset value, end of period	$44.52		$49.78	$66.55	$44.50	$51.53	$64.88

Total Return(b)	5.14%		(9.02)%	50.31%	(9.58)%	(10.81)%	18.63%

Net assets, end of period (in 000’s)	$727,113		$1,145,840	$1,436,954	$1,229,047	$1,302,069	$1,146,132

Ratio of net expenses to average net assets	0.98	%(c)	0.96%	0.95%	0.95%	0.94%	0.93%

Ratio of total expenses to average net assets	1.00	%(c)	0.98%	0.98%	0.98%	0.96%	0.96%

Ratio of net investment income to average net assets	1.25	%(c)	0.54%	0.19%	0.74%	0.77%	0.44%

Portfolio turnover rate(d)	23%		65%	64%	75%	47%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class R Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$42.82		$58.98	$39.48	$45.96	$58.69	$55.60

Net investment income (loss)(a)	0.13		(0.03)	(0.21)	0.13	0.07	(0.11)

Net realized and unrealized gain (loss)	1.76		(4.28)	19.71	(4.42)	(6.96)	9.51

Total from investment operations	1.89		(4.31)	19.50	(4.29)	(6.89)	9.40

Distributions to shareholders from net investment income	(0.09)		—	—	(0.13)	—	—

Distributions to shareholders from net realized gains	(7.30)		(11.85)	—	(2.06)	(5.84)	(6.31)

Total distributions	(7.39)		(11.85)	—	(2.19)	(5.84)	(6.31)

Net asset value, end of period	$37.32		$42.82	$58.98	$39.48	$45.96	$58.69

Total Return(b)	4.82%		(9.53)%	49.39%	(10.16)%	11.37%	17.85%

Net assets, end of period (in 000’s)	$41,256		$41,857	$62,339	$57,272	$84,684	$123,288

Ratio of net expenses to average net assets	1.54	%(c)	1.54%	1.55%	1.59%	1.59%	1.58%

Ratio of total expenses to average net assets	1.63	%(c)	1.61%	1.61%	1.62%	1.61%	1.61%

Ratio of net investment income (loss) to average net assets	0.67	%(c)	0.06%	(0.40)%	0.30%	0.15%	(0.19)%

Portfolio turnover rate(d)	23%		65%	64%	75%	47%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class P Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$49.79		$66.55	$44.50	$51.53	$64.88	$60.80

Net investment income(b)	0.28		0.31	0.11	0.34	0.43	0.11

Net realized and unrealized gain (loss)	2.07		(5.01)	22.22	(4.85)	(7.71)	3.97

Total from investment operations	2.35		(4.70)	22.33	(4.51)	(7.28)	4.08

Distributions to shareholders from net investment income	(0.32)		(0.21)	(0.28)	(0.46)	(0.23)	—

Distributions to shareholders from net realized gains	(7.30)		(11.85)	—	(2.06)	(5.84)	—

Total distributions	(7.62)		(12.06)	(0.28)	(2.52)	(6.07)	—

Net asset value, end of period	$44.52		$49.79	$66.55	$44.50	$51.53	$64.88

Total Return(c)	5.12%		(9.01)%	50.28%	(9.56)%	(10.80)%	6.71%

Net assets, end of period (in 000’s)	$275,255		$265,197	$333,524	$206,370	$231,930	$317,224

Ratio of net expenses to average net assets	0.98	%(d)	0.96%	0.95%	0.95%	0.94%	0.93	%(d)

Ratio of total expenses to average net assets	1.01	%(d)	0.98%	0.98%	0.98%	0.96%	0.97	%(d)

Ratio of net investment income to average net assets	1.22	%(d)	0.53%	0.18%	0.74%	0.79%	0.46	%(d)

Portfolio turnover rate(e)	23%		65%	64%	75%	47%	55%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class A Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$14.86		$17.26	$11.50	$11.99	$13.58	$12.37

Net investment income(a)	0.06	(b)	0.05	0.01	0.06	0.07	0.04

Net realized and unrealized gain (loss)	0.48		(1.48)	5.80	(0.48)	(0.88)	1.72

Total from investment operations	0.54		(1.43)	5.81	(0.42)	(0.81)	1.76

Distributions to shareholders from net investment income	(0.08)		(0.04)	(0.05)	(0.07)	(0.02)	(0.08)

Distributions to shareholders from net realized gains	(0.97)		(0.93)	—	—	(0.76)	(0.47)

Total distributions	(1.05)		(0.97)	(0.05)	(0.07)	(0.78)	(0.55)

Net asset value, end of period	$14.35		$14.86	$17.26	$11.50	$11.99	$13.58

Total Return(c)	3.89%		(8.91)%	50.62%	(3.56)%	(5.42)%	14.47%

Net assets, end of period (in 000’s)	$2,430		$2,231	$2,034	$988	$1,467	$1,699

Ratio of net expenses to average net assets	1.20	%(d)	1.21%	1.21%	1.23%	1.23%	1.23%

Ratio of total expenses to average net assets	1.34	%(d)	1.34%	1.42%	1.50%	1.56%	1.47%

Ratio of net investment income to average net assets	0.80	%(b)(d)	0.33%	0.07%	0.49%	0.61%	0.34%

Portfolio turnover rate(e)	24%		90%	78%	76%	73%	105%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.12% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class C Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$14.26		$16.68	$11.17	$11.67	$13.30	$12.14

Net investment loss(a)	—	(b)(c)	(0.07)	(0.10)	(0.01)	(0.02)	(0.06)

Net realized and unrealized gain (loss)	0.48		(1.42)	5.61	(0.49)	(0.85)	1.69

Total from investment operations	0.48		(1.49)	5.51	(0.50)	(0.87)	1.63

Distributions to shareholders from net realized gains	(0.97)		(0.93)	—	—	(0.76)	(0.47)

Net asset value, end of period	$13.77		$14.26	$16.68	$11.17	$11.67	$13.30

Total Return(d)	3.55%		(9.56)%	49.46%	(4.36)%	(6.07)%	13.63%

Net assets, end of period (in 000’s)	$966		$997	$1,483	$948	$994	$1,140

Ratio of net expenses to average net assets	1.95	%(e)	1.96%	1.96%	1.98%	1.98%	1.98%

Ratio of total expenses to average net assets	2.09	%(e)	2.09%	2.17%	2.24%	2.31%	2.22%

Ratio of net investment income (loss) to average net assets	0.05	%(c)(e)	(0.44)%	(0.69)%	(0.07)%	(0.15)%	(0.44)%

Portfolio turnover rate(f)	24%		90%	78%	76%	73%	105%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.12% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Institutional Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.11		$17.51	$11.67	$12.18	$13.74	$12.50

Net investment income(a)	0.08	(b)	0.12	0.07	0.09	0.12	0.08

Net realized and unrealized gain (loss)	0.49		(1.50)	5.87	(0.47)	(0.88)	1.75

Total from investment operations	0.57		(1.38)	5.94	(0.38)	(0.76)	1.83

Distributions to shareholders from net investment income	(0.13)		(0.09)	(0.10)	(0.13)	(0.04)	(0.12)

Distributions to shareholders from net realized gains	(0.97)		(0.93)	—	—	(0.76)	(0.47)

Total distributions	(1.10)		(1.02)	(0.10)	(0.13)	(0.80)	(0.59)

Net asset value, end of period	$14.58		$15.11	$17.51	$11.67	$12.18	$13.74

Total Return(c)	4.04%		(8.56)%	51.16%	(3.26)%	(5.00)%	14.93%

Net assets, end of period (in 000’s)	$25,012		$23,900	$18,472	$7,054	$6,223	$5,666

Ratio of net expenses to average net assets	0.84	%(d)	0.84%	0.84%	0.85%	0.84%	0.84%

Ratio of total expenses to average net assets	0.97	%(d)	0.97%	1.05%	1.12%	1.17%	1.08%

Ratio of net investment income to average net assets	1.17	%(b)(d)	0.72%	0.44%	0.78%	0.99%	0.58%

Portfolio turnover rate(e)	24%		90%	78%	76%	73%	105%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.12% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Investor Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.00		$17.41	$11.59	$12.09	$13.67	$12.44

Net investment income(a)	0.08	(b)	0.09	0.07	0.08	0.10	0.08

Net realized and unrealized gain (loss)	0.49		(1.49)	5.82	(0.47)	(0.88)	1.73

Total from investment operations	0.57		(1.40)	5.89	(0.39)	(0.78)	1.81

Distributions to shareholders from net investment income	(0.11)		(0.08)	(0.07)	(0.11)	(0.04)	(0.11)

Distributions to shareholders from net realized gains	(0.97)		(0.93)	—	—	(0.76)	(0.47)

Total distributions	(1.08)		(1.01)	(0.07)	(0.11)	(0.80)	(0.58)

Net asset value, end of period	$14.49		$15.00	$17.41	$11.59	$12.09	$13.67

Total Return(c)	4.07%		(8.68)%	50.98%	(3.32)%	(5.19)%	14.82%

Net assets, end of period (in 000’s)	$11,856		$11,178	$13,553	$1,435	$3,253	$5,541

Ratio of net expenses to average net assets	0.95	%(d)	0.96%	0.96%	0.98%	0.98%	0.98%

Ratio of total expenses to average net assets	1.09	%(d)	1.08%	1.15%	1.26%	1.30%	1.22%

Ratio of net investment income to average net assets	1.05	%(b)(d)	0.55%	0.40%	0.74%	0.85%	0.61%

Portfolio turnover rate(e)	24%		90%	78%	76%	73%	105%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.12% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.09		$17.50	$11.66	$12.16	$13.75	$12.51

Net investment income(a)	0.08	(b)	0.12	0.07	0.09	0.12	0.10

Net realized and unrealized gain (loss)	0.49		(1.51)	5.87	(0.46)	(0.89)	1.73

Total from investment operations	0.57		(1.39)	5.94	(0.37)	(0.77)	1.83

Distributions to shareholders from net investment income	(0.13)		(0.09)	(0.10)	(0.13)	(0.06)	(0.12)

Distributions to shareholders from net realized gains	(0.97)		(0.93)	—	—	(0.76)	(0.47)

Total distributions	(1.10)		(1.02)	(0.10)	(0.13)	(0.82)	(0.59)

Net asset value, end of period	$14.56		$15.09	$17.50	$11.66	$12.16	$13.75

Total Return(c)	4.05%		(8.56)%	51.12%	(3.17)%	(5.06)%	14.94%

Net assets, end of period (in 000’s)	$94,036		$93,904	$97,324	$52,507	$57,055	$60,931

Ratio of net expenses to average net assets	0.83	%(d)	0.83%	0.83%	0.84%	0.83%	0.83%

Ratio of total expenses to average net assets	0.96	%(d)	0.96%	1.04%	1.11%	1.16%	1.07%

Ratio of net investment income (loss) to average net assets	1.17	%(b)(d)	0.70%	0.44%	0.79%	1.00%	0.75%

Portfolio turnover rate(e)	24%		90%	78%	76%	73%	105%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.12% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class R Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$14.82		$17.21	$11.46	$11.96	$13.56	$12.35

Net investment income (loss)(a)	0.04	(b)	0.01	(0.03)	0.03	0.04	0.01

Net realized and unrealized gain (loss)	0.48		(1.47)	5.78	(0.49)	(0.87)	1.72

Total from investment operations	0.52		(1.46)	5.75	(0.46)	(0.83)	1.73

Distributions to shareholders from net investment income	(0.05)		—	—	(0.04)	(0.01)	(0.05)

Distributions to shareholders from net realized gains	(0.97)		(0.93)	—	—	(0.76)	(0.47)

Total distributions	(1.02)		(0.93)	—	(0.04)	(0.77)	(0.52)

Net asset value, end of period	$14.32		$14.82	$17.21	$11.46	$11.96	$13.56

Total Return(c)	3.75%		(9.07)%	50.17%	(3.85)%	(5.65)%	14.20%

Net assets, end of period (in 000’s)	$121		$105	$99	$74	$160	$207

Ratio of net expenses to average net assets	1.45	%(d)	1.45%	1.46%	1.48%	1.48%	1.48%

Ratio of total expenses to average net assets	1.59	%(d)	1.58%	1.69%	1.76%	1.81%	1.72%

Ratio of net investment income (loss) to average net assets	0.55	%(b)(d)	0.07%	(0.19)%	0.29%	0.36%	0.09%

Portfolio turnover rate(e)	24%		90%	78%	76%	73%	105%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.12% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class P Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$15.09		$17.49	$11.66	$12.16	$13.75	$13.26

Net investment income(b)	0.08	(c)	0.12	0.07	0.09	0.12	0.05

Net realized and unrealized gain (loss)	0.49		(1.50)	5.86	(0.46)	(0.89)	0.44

Total from investment operations	0.57		(1.38)	5.93	(0.37)	(0.77)	0.49

Distributions to shareholders from net investment income	(0.13)		(0.09)	(0.10)	(0.13)	(0.06)	—

Distributions to shareholders from net realized gains	(0.97)		(0.93)	—	—	(0.76)	—

Total distributions	(1.10)		(1.02)	(0.10)	(0.13)	(0.82)	—

Net asset value, end of period	$14.56		$15.09	$17.49	$11.66	$12.16	$13.75

Total Return(d)	4.05%		(8.51)%	51.04%	(3.17)%	(5.05)%	3.70%

Net assets, end of period (in 000’s)	$92,728		$97,396	$92,056	$38,153	$48,725	$54,660

Ratio of net expenses to average net assets	0.83	%(e)	0.83%	0.83%	0.84%	0.83%	0.83	%(e)

Ratio of total expenses to average net assets	0.96	%(e)	0.96%	1.04%	1.11%	1.16%	1.09	%(e)

Ratio of net investment income to average net assets	1.17	%(c)(e)	0.70%	0.44%	0.79%	1.00%	0.99	%(e)

Portfolio turnover rate(f)	24%		90%	78%	76%	73%	105%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.12% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements

February 28, 2023 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified
Focused Value	A, C, Institutional, Investor, R6, R and P	Non-Diversified
Equity Income, Large Cap Value, Mid Cap Value, Small Cap Value	A, C, Institutional, Service, Investor, R6, R and P	Diversified
Small/Mid Cap Value	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where

83

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Equity Income	Quarterly	Annually
Focused Value, Large Cap Value, Mid Cap Value, Small Cap Value and Small/Mid Cap Value	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2023:

EQUITY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$2,400,936	$—	$—

Europe	18,586,116	—	—

North America	383,007,884	—	—

Oceania	5,684,947	—	—

Investment Company	516,200	—	—

Securities Lending Reinvestment Vehicle	60,120	—	—

Total	$410,256,203	$—	$—

FOCUSED VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$45,072,156	$—	$—

Investment Company	346,160	—	—

Total	$45,418,316	$—	$—

LARGE CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$10,110,833	$—	$—

North America	433,237,444	—	—

Investment Company	2,004,566	—	—

Total	$445,352,843	$—	$—

MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$15,001,360	$—	$—

North America	1,163,755,713	—	—

Investment Company	15,495,171	—	—

Total	$1,194,252,244	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SMALL CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$11,392,741	$—	$—

Asia	10,104,659	—	—

Europe	18,435,936	—	—

North America	2,467,805,047	—	—

Investment Company	4,898,831	—	—

Total	$2,512,637,214	$—	$—

SMALL/MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$2,132,951	$—	$—

North America	222,669,665	—	—

Investment Company	2,959,181	—	—

Securities Lending Reinvestment Vehicle	12,600	—	—

Total	$227,774,397	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2023, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate					Effective Contractual Management Rate	Effective Net Management Rate#
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion
Equity Income	0.69%	0.62%	0.59%	0.58%	0.57%	0.69%	0.69%
Focused Value	0.69	0.62	0.59	0.58	0.57	0.69	0.68	*
Large Cap Value	0.75	0.68	0.65	0.64	0.63	0.75	0.69	*
Mid Cap Value	0.75	0.75	0.68	0.65	0.64	0.75	0.75
Small Cap Value	0.98	0.98	0.88	0.84	0.82	0.95	0.94
Small/Mid Cap Value	0.80	0.80	0.72	0.68	0.67	0.80	0.80

#	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.
*	GSAM agreed to waive a portion of its management fee with respect to the Focused Value and Large Cap Value Fund in order to achieve an effective net management fee rate of 0.65% 0.69%, respectively, as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2023, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 28, 2023, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived
Equity Income	$4,095
Focused Value	445
Large Cap Value	2,202
Mid Cap Value	12,611
Small Cap Value	16,750
Small/Mid Cap Value	2,088

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended February 28, 2023, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Equity Income	$3,741	$—
Focused Value	122	—
Large Cap Value	2,171	—
Mid Cap Value	6,259	—
Small Cap Value	2,168	—
Small/Mid Cap Value	490	—

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2023, the transfer agency fee waivers were as follows:

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares)
Fund	Before December 29, 2022	As os December 29, 2022
Equity Income	0.06%	0.06%
Focused Value	0.06%	0.04%
Large Cap Value	0.06%	0.06%
Mid Cap Value	0.01%	0.01%
Small Cap Value	0.05%	0.11%
Small/Mid Cap Value	0.01%	0.01%

*	These arrangements will remain in effect through at least December 29, 2023, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Equity Income, Focused Value, Large Cap Value, Small Cap Value and Small/Mid Cap Value Funds is 0.004% and for Mid Cap Value Fund is 0.104%. These Other Expense limitations will remain in place through at least December 29, 2023, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Shareholder Administration Plan, and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended February 28, 2023, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Fee Waiver/ Credits	Other Expense Reimbursements	Total Expense Reductions
Equity Income	$4,095	$93,950	$163,819	$261,864
Focused Value	3,560	175	140,566	144,301
Large Cap Value	136,589	28,555	155,467	320,611
Mid Cap Value	12,611	27,499	—	40,110
Small Cap Value	16,750	161,146	378,074	555,970
Small/Mid Cap Value	2,088	709	141,888	144,685

G.  Line of Credit Facility — As of February 28, 2023, the Funds participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2023, the Funds did not have any borrowings under the facility. Prior to April 22, 2022, the facility was $1,000,000,000.

H.  Other Transactions with Affiliates — For the six months ended February 28, 2023, Goldman Sachs earned $683 in brokerage commissions from portfolio transactions, on behalf of the Large Cap Value Fund.

The following table provides information about the Funds’ investments in the Government Money Market Fund — Institutional Shares for the six months ended February 28, 2023:

Fund	Beginning Value as of August 31, 2022	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2023	Shares as of February 28, 2023	Dividend Income
Equity Income	$8,778,605	$18,360,445	$(26,622,850)	$516,200	516,200	$78,986
Focused Value	922,973	6,729,469	(7,306,282)	346,160	346,160	9,295
Large Cap Value	4,276,030	29,154,172	(31,425,636)	2,004,566	2,004,566	47,345
Mid Cap Value	22,288,207	96,202,934	(102,995,970)	15,495,171	15,495,171	280,349
Small Cap Value	22,581,860	519,039,873	(536,722,902)	4,898,831	4,898,831	356,593
Small/Mid Cap Value	1,414,538	36,967,730	(35,423,087)	2,959,181	2,959,181	48,451

As of February 28, 2023, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of outstanding shares of the following Funds:

Fund	Investor	Class R	Class R6
Focused Value	100%	31%	100%
Small/Mid Cap Value	—	8	—

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2023, were as follows:

Fund	Purchases	Sales and Maturities
Equity Income	$47,029,668	$42,130,906
Focused Value	21,821,411	21,393,810
Large Cap Value	112,718,779	132,590,390
Mid Cap Value	343,881,380	335,969,889
Small Cap Value	705,966,851	1,659,880,894
Small/Mid Cap Value	52,924,261	62,891,466

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2023, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2023, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended February 28, 2023:

Fund	Beginning Value as of August 31, 2022	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2023
Equity Income	$2,353,075	$13,288,345	$(15,581,300)	$60,120
Mid Cap Value	—	11,186,811	(11,186,811)	—
Small Cap Value	2,576,575	52,489,229	(55,065,804)	—
Small/Mid Cap Value	489,327	6,395,669	(6,872,396)	12,600

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

7. TAX INFORMATION

As of February 28, 2023, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund
Tax Cost	$344,726,296	$44,619,146	$399,375,751	$1,047,618,195	$2,017,074,305	$208,546,581
Gross unrealized gain	80,665,743	3,060,214	71,439,653	190,446,777	644,600,709	32,434,823
Gross unrealized loss	(15,135,836)	(2,261,044)	(25,462,561)	(43,812,728)	(149,037,800)	(13,207,007)
Net unrealized gain	$65,529,907	$799,170	$45,977,092	$146,634,049	$495,562,909	$19,227,816

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be pronounced.

Foreign Custody Risk — The Funds may invest in foreign securities, and as such the Funds may hold such securities and cash with foreign banks, agents, and securities depositories appointed by each Fund’s custodian (each a “Foreign Custodian”).

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

8. OTHER RISKS (continued)

Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Equity Income Fund

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	97,321	$4,118,205	212,235	$9,347,093
Reinvestment	305,353	13,001,295	578,113	25,872,061
Shares redeemed	(344,435)	(14,650,885)	(701,423)	(31,322,062)
	58,239	2,468,615	88,925	3,897,092
Class C Shares
Shares sold	28,278	1,123,690	29,330	1,221,995
Reinvestment	4,992	201,731	9,217	390,565
Shares redeemed	(17,869)	(714,425)	(55,384)	(2,342,631)
	15,401	610,996	(16,837)	(730,071)
Institutional Shares
Shares sold	51,525	2,248,952	111,994	5,062,050
Reinvestment	25,224	1,091,624	58,273	2,659,792
Shares redeemed	(233,467)	(9,380,054)	(127,915)	(5,883,824)
	(156,718)	(6,039,478)	42,352	1,838,018
Service Shares
Shares sold	—	—	1	43
Reinvestment	83	3,534	162	7,278
Shares redeemed	(34)	(1,456)	(201)	(8,998)
	49	2,078	(38)	(1,677)
Investor Shares
Shares sold	40,112	1,700,946	51,928	2,264,233
Reinvestment	5,468	232,189	5,745	255,958
Shares redeemed	(12,626)	(530,636)	(17,083)	(767,315)
	32,954	1,402,499	40,590	1,752,876
Class R6 Shares
Shares sold	14,358	622,870	24,082	1,080,508
Reinvestment	6,746	292,750	12,235	558,521
Shares redeemed	(23,259)	(1,005,465)	(27,394)	(1,251,980)
	(2,155)	(89,845)	8,923	387,049
Class R Shares
Shares sold	214	8,968	1,107	49,414
Reinvestment	633	26,911	2,319	103,135
Shares redeemed	(36)	(1,464)	(16,755)	(703,600)
	811	34,415	(13,329)	(551,051)
Class P Shares
Shares sold	300,469	13,059,643	513,448	23,010,236
Reinvestment	68,111	2,955,825	80,631	3,671,657
Shares redeemed	(84,162)	(3,537,713)	(87,212)	(3,953,521)
	284,418	12,477,755	506,867	22,728,372

NET INCREASE	232,999	$10,867,035	657,453	$29,320,608

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Focused Value Fund

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	9,989	$129,107	7,679	$104,758
Reinvestment	2,154	27,797	1,229	17,568
Shares redeemed	(10,127)	(132,578)	(9,910)	(145,232)
	2,016	24,326	(1,002)	(22,906)
Class C Shares
Shares sold	—	—	21,802	303,369
Reinvestment	2,233	28,283	205	2,875
Shares redeemed	(2,544)	(32,850)	—	—
	(311)	(4,567)	22,007	306,244
Institutional Shares
Shares sold	53,840	722,635	124,969	1,706,005
Reinvestment	15,165	196,617	6,555	94,204
Shares redeemed	(58,922)	(789,346)	(368,709)	(5,584,597)
	10,083	129,906	(237,185)	(3,784,388)
Investor Shares
Shares sold	—	—
Reinvestment	100	1,281	60	869
Shares redeemed	—	—	—	—
	100	1,281	60	869
Class R6 Shares
Shares sold	—	—
Reinvestment	100	1,291	61	880
Shares redeemed	—	—	—	—
	100	1,291	61	880
Class R Shares
Shares sold	—	—	—	—
Reinvestment	312	3,995	186	2,652
Shares redeemed	—	—	—	—
	312	3,995	186	2,652
Class P Shares
Shares sold	562,280	7,062,806	908,004	12,665,202
Reinvestment	281,081	3,634,593	163,759	2,350,232
Shares redeemed	(534,444)	(7,381,114)	(240,447)	(3,262,340)
	308,917	3,316,285	831,316	11,753,094

NET INCREASE	321,217	$3,472,517	615,443	$8,256,445

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value Fund

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	170,642	$2,543,668	365,242	$5,943,759
Reinvestment	428,925	6,325,352	563,194	9,144,779
Shares redeemed	(302,090)	(4,510,865)	(681,679)	(11,082,735)
	297,477	4,358,155	246,757	4,005,803
Class C Shares
Shares sold	43,986	613,090	56,511	851,308
Reinvestment	62,513	857,851	88,611	1,339,801
Shares redeemed	(113,926)	(1,566,554)	(190,926)	(2,938,426)
	(7,427)	(95,613)	(45,804)	(747,317)
Institutional Shares
Shares sold	374,058	5,545,229	626,059	10,409,164
Reinvestment	876,160	13,104,400	1,247,850	20,558,707
Shares redeemed	(1,136,714)	(17,259,577)	(1,719,366)	(28,307,265)
	113,504	1,390,052	154,543	2,660,606
Service Shares
Shares sold	5,708	84,159	10,994	174,367
Reinvestment	2,025	29,734	2,024	32,674
Shares redeemed	(4,363)	(65,685)	(4,778)	(74,784)
	3,370	48,208	8,240	132,257
Investor Shares
Shares sold	22,464	345,945	24,532	401,303
Reinvestment	21,271	313,809	25,598	416,384
Shares redeemed	(39,209)	(578,139)	(28,850)	(460,428)
	4,526	81,615	21,280	357,259
Class R6 Shares
Shares sold	11,686	182,832	60,339	1,021,138
Reinvestment	12,208	188,257	12,450	210,990
Shares redeemed	(26,748)	(405,057)	(35,290)	(611,952)
	(2,854)	(33,968)	37,499	620,176
Class R Shares
Shares sold	24,739	345,407	66,137	1,041,116
Reinvestment	21,882	309,775	23,077	360,604
Shares redeemed	(11,152)	(158,098)	(41,066)	(665,638)
	35,469	497,084	48,148	736,082
Class P Shares
Shares sold	617,585	9,581,575	1,459,316	24,020,978
Reinvestment	1,097,794	16,929,697	1,381,051	23,402,507
Shares redeemed	(1,284,046)	(19,898,537)	(1,475,581)	(24,843,335)
	431,333	6,612,735	1,364,786	22,580,150

NET INCREASE	875,398	$12,858,268	1,835,449	$30,345,016

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Value Fund

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	605,322	$21,072,341	1,091,758	$43,233,623
Reinvestment	1,564,335	52,348,446	1,933,259	76,270,620
Shares redeemed	(1,111,081)	(38,460,169)	(2,406,280)	(95,958,872)
	1,058,576	34,960,618	618,737	23,545,371
Class C Shares
Shares sold	26,773	746,294	54,763	1,816,117
Reinvestment	41,336	1,122,677	59,326	1,955,389
Shares redeemed	(79,635)	(2,222,422)	(138,744)	(4,679,204)
	(11,526)	(353,451)	(24,655)	(907,698)
Institutional Shares
Shares sold	1,575,184	55,917,532	2,346,250	93,437,964
Reinvestment	1,040,155	35,448,957	1,122,095	45,050,337
Shares redeemed	(1,296,779)	(45,710,113)	(2,682,482)	(106,188,234)
	1,318,560	45,656,376	785,863	32,300,067
Service Shares
Shares sold	218,931	7,102,332	276,388	10,612,720
Reinvestment	126,934	4,116,851	136,339	5,231,527
Shares redeemed	(145,894)	(4,847,056)	(232,747)	(8,929,907)
	199,971	6,372,127	179,980	6,914,340
Investor Shares
Shares sold	739,464	24,712,357	1,233,197	45,791,416
Reinvestment	285,152	9,223,194	175,218	6,717,802
Shares redeemed	(365,763)	(12,343,464)	(420,756)	(15,885,773)
	658,853	21,592,087	987,659	36,623,445
Class R6 Shares
Shares sold	329,993	11,568,630	654,916	25,788,895
Reinvestment	280,408	9,547,007	282,541	11,334,959
Shares redeemed	(249,560)	(8,868,239)	(445,147)	(17,926,659)
	360,841	12,247,398	492,310	19,197,195
Class R Shares
Shares sold	84,337	2,703,040	159,583	5,992,308
Reinvestment	71,530	2,277,883	86,479	3,263,762
Shares redeemed	(82,480)	(2,699,364)	(199,386)	(7,485,820)
	73,387	2,281,559	46,676	1,770,250
Class P Shares
Shares sold	320,349	11,292,056	334,180	13,610,632
Reinvestment	634,949	21,613,805	747,768	29,991,781
Shares redeemed	(436,849)	(15,494,923)	(521,675)	(21,234,995)
	518,449	17,410,938	560,273	22,367,418

NET INCREASE	4,177,111	$140,167,652	3,646,843	$141,810,388

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Value Fund

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	407,149	$16,421,158	1,016,199	$52,298,451
Reinvestment	1,266,146	48,411,679	1,548,652	77,307,443
Shares redeemed	(1,558,838)	(62,440,392)	(2,769,477)	(142,660,949)
	114,457	2,392,445	(204,626)	(13,055,055)
Class C Shares
Shares sold	2,661	62,828	22,416	731,298
Reinvestment	19,990	423,795	15,673	492,910
Shares redeemed	(23,281)	(530,723)	(25,641)	(948,730)
	(630)	(44,100)	12,448	275,478
Institutional Shares
Shares sold	1,520,425	70,636,072	4,448,777	259,305,224
Reinvestment	4,483,073	196,026,369	6,413,362	358,897,882
Shares redeemed	(10,052,444)	(463,122,929)	(16,849,617)	(997,469,120)
	(4,048,946)	(196,460,488)	(5,987,478)	(379,266,014)
Service Shares
Shares sold	28,788	1,124,726	83,082	4,086,919
Reinvestment	76,057	2,744,462	97,079	4,620,960
Shares redeemed	(79,383)	(3,040,619)	(239,333)	(11,860,096)
	25,462	828,569	(59,172)	(3,152,217)
Investor Shares
Shares sold	178,927	7,337,622	2,020,703	109,296,547
Reinvestment	535,409	20,213,694	700,738	34,646,372
Shares redeemed	(2,126,482)	(84,305,431)	(2,072,762)	(106,724,172)
	(1,412,146)	(56,754,115)	648,679	37,218,747
Class R6 Shares
Shares sold	1,383,321	65,137,764	4,726,559	274,470,391
Reinvestment	3,232,248	141,231,618	4,374,531	244,668,903
Shares redeemed	(11,299,485)	(527,250,336)	(7,677,920)	(443,747,032)
	(6,683,916)	(320,880,954)	1,423,170	75,392,262
Class R Shares
Shares sold	118,364	4,547,206	213,009	10,356,347
Reinvestment	190,014	6,943,051	250,421	12,052,746
Shares redeemed	(180,577)	(7,034,210)	(542,785)	(26,668,443)
	127,801	4,456,047	(79,355)	(4,259,350)
Class P Shares
Shares sold	1,255,646	57,035,419	696,839	39,353,033
Reinvestment	882,391	38,556,866	1,101,018	61,591,156
Shares redeemed	(1,281,965)	(60,653,939)	(1,482,798)	(79,610,412)
	856,072	34,938,346	315,059	21,333,777

NET (DECREASE)	(11,021,846)	$(531,524,250)	(3,931,275)	$(265,512,372)

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Value Fund

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	20,782	$294,317	49,387	$809,215
Reinvestment	11,787	164,809	7,123	119,225
Shares redeemed	(13,368)	(191,849)	(24,243)	(407,696)
	19,201	267,277	32,267	520,744
Class C Shares
Shares sold	2,030	28,045	5,354	83,081
Reinvestment	4,929	66,005	4,667	75,226
Shares redeemed	(6,714)	(92,246)	(28,997)	(458,571)
	245	1,804	(18,976)	(300,264)
Institutional Shares
Shares sold	346,789	5,004,884	1,334,667	22,531,073
Reinvestment	131,137	1,863,694	70,009	1,191,559
Shares redeemed	(344,844)	(5,022,302)	(877,236)	(14,873,658)
	133,082	1,846,276	527,440	8,848,974
Investor Shares
Shares sold	145,328	2,069,413	607,274	9,838,989
Reinvestment	53,701	757,902	47,370	800,656
Shares redeemed	(125,696)	(1,843,653)	(688,133)	(10,797,900)
	73,333	983,662	(33,489)	(158,255)
Class R6 Shares
Shares sold	478,099	6,968,272	1,747,124	29,238,130
Reinvestment	475,963	6,757,794	330,864	5,624,330
Shares redeemed	(720,899)	(10,606,833)	(1,416,819)	(23,274,689)
	233,163	3,119,233	661,169	11,587,771
Class R Shares
Shares sold	786	11,489	1,902	31,970
Reinvestment	569	7,935	305	5,089
Shares redeemed	(2)	(32)	(859)	(14,597)
	1,353	19,392	1,348	22,462
Class P Shares
Shares sold	1,280,110	18,214,657	2,554,772	43,023,273
Reinvestment	416,670	5,911,852	314,116	5,339,404
Shares redeemed	(1,784,709)	(26,136,735)	(1,675,101)	(27,045,965)
	(87,929)	(2,010,226)	1,193,787	21,316,712

NET INCREASE	372,448	$4,227,418	2,363,546	$41,838,144

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Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 14-15, 2023, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions; and (4) the impact of geopolitical, market and economic developments and events on liquidity and liquidity risk. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Fund Expenses — Six Month Period Ended February 28, 2023 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 through February 28, 2023, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher:

	Equity Income Fund				Focused Value Fund				Large Cap Value Fund
Share Class	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/2023*	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/2023*	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/2023*
Class A
Actual	$1,000.00	$1,032.34		$5.25	$1,000.00	$1,068.85		$5.30	$1,000.00	$1,048.25		$5.30
Hypothetical 5% return	1,000.00	1,019.63	+	5.22	1,000.00	1,019.67	+	5.18	1,000.00	1,019.62	+	5.22
Class C
Actual	1,000.00	1,028.48		9.01	1,000.00	1,064.42		9.14	1,000.00	1,043.88		9.09
Hypothetical 5% return	1,000.00	1,015.91	+	8.96	1,000.00	1,015.94	+	8.92	1,000.00	1,015.90	+	8.96
Institutional
Actual	1,000.00	1,033.61		3.69	1,000.00	1,069.96		3.69	1,000.00	1,049.37		3.72
Hypothetical 5% return	1,000.00	1,021.16	+	3.67	1,000.00	1,021.23	+	3.60	1,000.00	1,021.16	+	3.67
Service
Actual	1,000.00	1,031.34		6.20	N/A	N/A		N/A	1,000.00	1,046.60		6.26
Hypothetical 5% return	1,000.00	1,018.69	+	6.16	N/A	N/A		N/A	1,000.00	1,018.68	+	6.17
Investor
Actual	1,000.00	1,033.36		3.99	1,000.00	1,070.33		4.04	1,000.00	1,049.48		4.03
Hypothetical 5% return	1,000.00	1,020.87	+	3.97	1,000.00	1,020.89	+	3.94	1,000.00	1,020.86	+	3.97
Class R6
Actual	1,000.00	1,033.91		3.64	1,000.00	1,070.21		3.62	1,000.00	1,049.40		3.67
Hypothetical 5% return	1,000.00	1,021.21	+	3.62	1,000.00	1,021.30	+	3.54	1,000.00	1,021.21	+	3.62
Class R
Actual	1,000.00	1,030.56		6.51	1,000.00	1,067.50		6.59	1,000.00	1,046.78		6.56
Hypothetical 5% return	1,000.00	1,018.39	+	6.47	1,000.00	1,018.42	+	6.43	1,000.00	1,018.38	+	6.47
Class P
Actual	1,000.00	1,033.69		3.64	1,000.00	1,070.16		3.63	1,000.00	1,050.04		3.68
Hypothetical 5% return	1,000.00	1,021.21	+	3.62	1,000.00	1,021.29	+	3.55	1,000.00	1,021.21	+	3.62

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Service Shares	Investor Shares	Class R6 Shares	Class R Shares	Class P Shares
Equity Income	1.04%	1.79%	0.73%	1.23%	0.79%	0.72%	1.29%	0.72%
Focused Value	1.03	1.78	0.72	N/A	0.79	0.71	1.29	0.71
Large Cap Value	1.04	1.79	0.73	1.23	0.79	0.72	1.29	0.72

103

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2023 (Unaudited) (continued)

	Mid Cap Value Fund				Small Cap Value Fund				Small/Mid Cap Value Fund
Share Class	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/2023*	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/2023*	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/2023*
Class A
Actual	$1,000.00	$1,042.26		$6.03	$1,000.00	$1,049.74		$6.55	$1,000.00	$1,038.89		$6.08
Hypothetical 5% return	1,000.00	1,018.89	+	5.96	1,000.00	1,018.40	+	6.45	1,000.00	1,018.83	+	6.02
Class C
Actual	1,000.00	1,038.62		9.81	1,000.00	1,045.68		10.34	1,000.00	1,035.53		9.85
Hypothetical 5% return	1,000.00	1,015.17	+	9.70	1,000.00	1,014.68	+	10.19	1,000.00	1,015.11	+	9.75
Institutional
Actual	1,000.00	1,044.37		4.21	1,000.00	1,051.06		5.03	1,000.00	1,040.45		4.26
Hypothetical 5% return	1,000.00	1,020.67	+	4.16	1,000.00	1,019.89	+	4.95	1,000.00	1,020.62	+	4.22
Service
Actual	1,000.00	1,041.52		6.74	1,000.00	1,048.56		7.56	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,018.19	+	6.66	1,000.00	1,017.41	+	7.45	N/A	N/A		N/A
Investor
Actual	1,000.00	1,043.36		4.77	1,000.00	1,051.00		5.29	1,000.00	1,040.66		4.82
Hypothetical 5% return	1,000.00	1,020.13	+	4.71	1,000.00	1,019.63	+	5.21	1,000.00	1,020.07	+	4.77
Class R6
Actual	1,000.00	1,043.93		4.16	1,000.00	1,051.41		4.98	1,000.00	1,040.52		4.21
Hypothetical 5% return	1,000.00	1,020.72	+	4.11	1,000.00	1,019.94	+	4.90	1,000.00	1,020.67	+	4.17
Class R
Actual	1,000.00	1,040.99		7.29	1,000.00	1,048.23		7.81	1,000.00	1,037.46		7.34
Hypothetical 5% return	1,000.00	1,017.65	+	7.21	1,000.00	1,017.17	+	7.69	1,000.00	1,017.59	+	7.27
Class P
Actual	1,000.00	1,044.23		4.16	1,000.00	1,051.23		4.98	1,000.00	1,040.51		4.21
Hypothetical 5% return	1,000.00	1,020.72	+	4.11	1,000.00	1,019.94	+	4.90	1,000.00	1,020.67	+	4.17

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Service Shares	Investor Shares	Class R6 Shares	Class R Shares	Class P Shares
Mid Cap Value	1.19%	1.94%	0.83%	1.33%	0.94%	0.82%	1.44%	0.82%
Small Cap Value	1.29	2.04	0.99	1.49	1.04	0.98	1.54	0.98
Small/Mid Cap Value	1.20	1.95	0.84	N/A	0.95	0.83	1.45	0.83

104

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.30 trillion in assets under supervision as of December 31, 2022, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Gregory G. Weaver, Chair Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling James A. McNamara Paul C. Wirth	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L .P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 28, 2023 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Authorized Institution or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2023 Goldman Sachs. All rights reserved. 313752-OTU-1777446 EQVALSAR 23

Goldman Sachs Funds

Semi-Annual Report	February 28, 2023

Global Tax-Aware Equity Portfolios
Enhanced Dividend Global Equity Portfolio
Tax-Advantaged Global Equity Portfolio

Goldman Sachs Global Tax-Aware Equity Portfolios

∎	ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

∎	TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Global Tax-Aware Portfolios

The following are highlights both of key factors affecting the financial markets and of any key changes made to the Goldman Sachs Global Tax-Aware Portfolios (the “Portfolios”) during the six months ended February 28, 2023 (the “Reporting Period”). A fuller review of the markets and these changes will appear in the Portfolios’ annual shareholder report covering the 12 months ended August 31, 2023.

Market and Economic Review

•	Global equity and fixed income markets generated mixed results during the Reporting Period, with central bank monetary policy, inflationary trends and higher interest rates the largest influences.

•	Non-U.S. developed markets equities recorded double-digit gains, while U.S. equities delivered slightly positive returns. Emerging markets equities posted modest declines.

•	U.S. fixed income and global fixed income markets each produced moderately negative returns.

•

When the Reporting Period began in September 2022, the global equity and fixed income markets were pressured by persistent inflation and investor worries about the pace of U.S. Federal Reserve (“Fed”) interest rate hikes.

•	Higher than consensus expected U.S. inflation data led the Fed to raise short-term interest rates by 75 basis points in September. (A basis point is 1/100th of a percentage point.)

•

Elsewhere, U.K. government bond yields surged on worries about the inflationary implications of a proposed government budget that sought to support economic growth through personal and corporate tax cuts and supply-side reforms. (Supply-side economics is a theory that maintains that increasing the supply of goods and services is the engine for economic growth.)

•

During the fourth calendar quarter, risk assets rallied, posting solid gains. Government bond yields rose, as major central banks maintained their tightening stances and signaled additional tightening, albeit at a slower pace. A notable exception was China’s central bank, which engaged in measured and selective easing to address economic growth headwinds from a property market downturn and COVID-19 restrictions in the country.

•	Although U.S. inflation surprised to the downside during the last months of 2022, the Fed continued to raise short-term interest rates — by 75 basis points in November and 50 basis points in December.

•	In the U.K., the government withdrew its proposed budget in response to the rise in government bond yields.

•	In Europe, the outlook for economic growth and inflation benefited from a drop in energy prices, due in part to a warmer than usual winter.

•	In December, China began reopening its economy, as the government eased its COVID-19 restrictions.

•

Risk assets continued to rally in January 2023 amid investor optimism around the reopening of China’s economy, a further decline in European energy prices and moderating U.S. inflation and wage growth data. In the fixed income market, government bond yields fell on market expectations of a slower pace of monetary policy tightening.

•	February 2023 was a weak month for the financial markets overall amid renewed fears about inflation. Risk assets broadly declined, while government bond yields rose.

•

Although the Fed hiked short-term interest rates by 25 basis points at its February 1st meeting, upside inflation surprises suggested the Fed was likely to continue tightening monetary policy in the near term.

Portfolio Changes and Highlights

No material changes were made to the Portfolios during the Reporting Period.

1

FUND BASICS

Enhanced Dividend Global Equity Portfolio

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Portfolio Total Return (based on NAV)[1]	EDGE Composite Index[2]	Bloomberg U.S. Aggregate Bond Index[3]	MSCI All Country World Index (ACWI) Investable Market Index (IMI) (“MSCI ACWI IMI”) (Net, USD, Unhedged)[4]
Class A	3.51%	3.03%	-2.13%	3.59%
Institutional	3.75	3.03	-2.13	3.59
Class R6	3.68	3.03	-2.13	3.59
Class P	3.68	3.03	-2.13	3.59

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The EDGE Composite Index (“EDGE Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range.

The EDGE Composite is comprised of MSCI ACWI IMI (90%) and the Bloomberg U.S. Aggregate Bond Index (10%). The EDGE Composite figures do not reflect any deduction for fees, expenses or taxes.

[3]	The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment grade corporate bonds and mortgage backed and asset-backed securities.

[4]	The MSCI ACWI IMI captures large, mid and small cap representation across 23 developed markets and 24 emerging markets. With 9,126 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 28, 2023, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 24 emerging markets include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

2

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[1]

Percentage of Net Assets

[1]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Figures in the graph above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities. The above graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[2]	Represents unaffiliated funds.

For more information about the Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about the Portfolio’s investment strategies, holdings, and performance.

3

FUND BASICS

Tax-Advantaged Global Equity Portfolio

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Portfolio Total Return (based on NAV)[1]	TAG Composite Index[2]	Bloomberg U.S. Aggregate Bond Index[3]	MSCI All Country World Index (ACWI) Investable Market Index (IMI) (“MSCI ACWI IMI”) (Net, USD, Unhedged)[4]
Class A	3.42%	3.03%	-2.13%	3.59%
Institutional	3.67	3.03	-2.13	3.59
Class R6	3.62	3.03	-2.13	3.59
Class P	3.63	3.03	-2.13	3.59

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The TAG Composite Index (“TAG Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range.

The TAG Composite is comprised of the MSCI ACWI IMI (90%) and the Bloomberg U.S. Aggregate Bond Index (10%). The TAG Composite figures do not reflect any deduction for fees, expenses or taxes.

[3]	The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment grade corporate bonds and mortgage-backed and asset-backed securities.

[4]	The MSCI ACWI IMI captures large, mid and small cap representation across 23 developed markets and 24 emerging markets. With 9,126 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 28, 2023, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 24 emerging markets include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[1]

Percentage of Net Assets

[1]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Figures in the graph above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities. The above graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[2]	Represents unaffiliated funds.

For more information about the Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about the Portfolio’s investment strategies, holdings, and performance.

5

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 92.4%
Equity – 92.4%
15,812,495	Goldman Sachs US Equity Dividend and Premium Fund	$214,101,186
10,735,601	Goldman Sachs International Equity Dividend and Premium Fund	70,747,609
1,389,127	Goldman Sachs Small Cap Equity Insights Fund	33,241,814
1,116,247	Goldman Sachs International Small Cap Insights Fund	12,981,957
1,397,321	Goldman Sachs Emerging Markets Equity Insights Fund	10,424,015
574,999	Goldman Sachs Global Infrastructure Fund	6,991,984
237,978	Goldman Sachs MLP Energy Infrastructure Fund	6,965,610
672,278	Goldman Sachs Global Real Estate Securities Fund	6,238,736
62,305	Goldman Sachs Energy Infrastructure Fund	665,414

		362,358,325

Fixed Income – 0.0%
178	Goldman Sachs High Yield Floating Rate Fund	1,570

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $280,973,436)		$362,359,895

Exchange-Traded Funds – 0.2%
3,058	iShares Core MSCI Emerging Markets ETF	$144,796
1,895	iShares iBoxx High Yield Corporate Bond ETF	141,234
28,200	Sprott Physical Uranium Trust*	349,271

TOTAL EXCHANGE-TRADED FUNDS
(Cost $708,327)		$635,301

Shares	Dividend Rate	Value

Investment Company– 6.1%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
23,731,884	4.475%	$23,731,884
(Cost $23,731,884)

TOTAL INVESTMENTS – 98.7%
(Cost $305,413,647)		$386,727,080

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		5,191,453

NET ASSETS – 100.0%		$391,918,533

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli New Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—United States Dollar

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2023, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.	USD	3,662,026	AUD	5,419,962	3/15/2023	$13,076
Morgan Stanley Co., Inc.	USD	4,883,195	CHF	4,540,844	3/15/2023	54,630
Morgan Stanley Co., Inc.	USD	1,303,585	DKK	9,150,000	3/15/2023	2,083
Morgan Stanley Co., Inc.	USD	14,299,415	EUR	13,504,225	3/15/2023	4,134
Morgan Stanley Co., Inc.	USD	7,344,939	GBP	5,994,415	3/15/2023	132,732
Morgan Stanley Co., Inc.	USD	1,340,200	HKD	10,440,000	3/15/2023	9,266
Morgan Stanley Co., Inc.	USD	257,985	ILS	880,000	3/15/2023	17,011
Morgan Stanley Co., Inc.	USD	10,655,487	JPY	1,434,272,100	3/15/2023	100,868
Morgan Stanley Co., Inc.	USD	391,278	NOK	3,900,000	3/15/2023	15,458
Morgan Stanley Co., Inc.	USD	89,280	NZD	140,000	3/15/2023	2,716
Morgan Stanley Co., Inc.	USD	1,572,135	SEK	16,200,000	3/15/2023	23,438

TOTAL						$375,412

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.	AUD	340,000	USD	232,149	3/15/2023	$(3,246)
Morgan Stanley Co., Inc.	CHF	480,000	USD	523,082	3/15/2023	(12,668)
Morgan Stanley Co., Inc.	DKK	310,000	USD	44,886	3/15/2023	(791)
Morgan Stanley Co., Inc.	EUR	550,000	USD	591,673	3/15/2023	(9,455)
Morgan Stanley Co., Inc.	GBP	500,000	USD	605,542	3/15/2023	(3,965)
Morgan Stanley Co., Inc.	HKD	620,000	USD	79,544	3/15/2023	(504)
Morgan Stanley Co., Inc.	ILS	160,000	USD	45,731	3/15/2023	(1,918)
Morgan Stanley Co., Inc.	JPY	176,000,000	USD	1,353,575	3/15/2023	(58,414)
Morgan Stanley Co., Inc.	NOK	600,000	USD	61,438	3/15/2023	(3,619)
Morgan Stanley Co., Inc.	NZD	10,000	USD	6,354	3/15/2023	(171)
Morgan Stanley Co., Inc.	SEK	1,125,000	USD	108,260	3/15/2023	(712)
Morgan Stanley Co., Inc.	SGD	50,000	USD	37,380	3/15/2023	(287)
Morgan Stanley Co., Inc.	USD	613,392	SGD	830,000	3/15/2023	(2,342)

TOTAL						$(98,092)

FUTURES CONTRACTS — At February 28, 2023, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Stoxx Europe 600 Index Future	7	03/17/23	$170,660	$3,175
U.S. Treasury 10 Year Note	52	06/21/23	5,806,938	(3,987)
U.S. Treasury 2 Year Note	47	06/30/23	9,576,250	(22,371)
U.S. Treasury 5 Year Note	26	06/30/23	2,784,234	(5,729)

Total Futures Contracts				$(28,912)

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED & WRITTEN OPTIONS CONTRACTS — At February 28, 2023, the Portfolio had the following purchased option contracts:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:
Puts
Put EUR/Call USD	Morgan Stanley and Co.	$1.132	03/08/2023	520,000	$520,000	$38,104	$11,562	$26,542
Written Option Contracts:
Puts
Put EUR/Call USD	Morgan Stanley and Co.	$1.132	03/08/2023	(520,000)	$(520,000)	$(38,104)	$(9,526)	$(28,578)

OVER THE COUNTER OPTIONS ON EQUITIES CONTRACTS

Description		Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:
Calls
STOXX Europe 600 Index	Bank of America N.A	$366.560	07/24/2023	3,332	$3,332	$57,380	$42,259	$15,121
Written Option Contracts:
Puts
S&P 500 Index	Morgan Stanley Capital Services LLC	$637.060	04/24/2023	(313)	$(313)	$(7,559)	$(22,276)	$14,717

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 89.5%
Equity – 89.5%
64,051,730	Goldman Sachs US Tax-Managed Equity Fund	$2,064,387,273
57,181,709	Goldman Sachs International Tax-Managed Equity Fund	603,267,026
9,326,013	Goldman Sachs International Small Cap Insights Fund	108,461,533
11,440,705	Goldman Sachs Emerging Markets Equity Insights Fund	85,347,660
6,411,896	Goldman Sachs Global Real Estate Securities Fund	59,502,392
2,007,111	Goldman Sachs MLP Energy Infrastructure Fund	58,748,152
4,705,700	Goldman Sachs Global Infrastructure Fund	57,221,317
501,133	Goldman Sachs Energy Infrastructure Fund	5,352,101

		3,042,287,454

Fixed Income – 0.0%
1,427	Goldman Sachs High Yield Floating Rate Fund	12,584

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $1,864,359,438)		$3,042,300,038

Exchange-Traded Funds – 0.1%
26,021	iShares Core MSCI Emerging Markets ETF	$1,232,094
16,122	iShares iBoxx High Yield Corporate Bond ETF	1,201,573
233,000	Sprott Physical Uranium Trust*	2,885,819

TOTAL EXCHANGE-TRADED FUNDS
(Cost $6,015,123)		$5,319,486

Shares	Dividend Rate	Value

Investment Company– 9.0%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
305,347,893	4.475%	$305,347,893
(Cost $305,347,893)

TOTAL INVESTMENTS – 98.6%
(Cost $2,175,722,454)		$3,352,967,417

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		46,562,305

NET ASSETS – 100.0%		$3,399,529,722

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli New Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—United States Dollar

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2023, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc	USD	35,325,655	AUD	52,394,774	3/15/2023	$51,252
Morgan Stanley Co., Inc	USD	45,797,523	CHF	42,532,984	3/15/2023	569,529
Morgan Stanley Co., Inc	USD	12,589,806	DKK	88,400,000	3/15/2023	15,733
Morgan Stanley Co., Inc	USD	6,304,288	EUR	5,860,000	3/15/2023	101,019
Morgan Stanley Co., Inc	USD	69,771,454	GBP	57,111,169	3/15/2023	1,057,896
Morgan Stanley Co., Inc	USD	12,136,304	HKD	94,550,000	3/15/2023	82,682
Morgan Stanley Co., Inc	USD	2,220,275	ILS	7,600,000	3/15/2023	139,133
Morgan Stanley Co., Inc	USD	98,625,415	JPY	13,281,154,282	3/15/2023	891,154
Morgan Stanley Co., Inc	USD	3,456,598	NOK	34,500,000	3/15/2023	132,034
Morgan Stanley Co., Inc	USD	852,148	NZD	1,340,000	3/15/2023	23,606
Morgan Stanley Co., Inc	USD	15,079,163	SEK	155,700,000	3/15/2023	194,466
Morgan Stanley Co., Inc	USD	276,673	SGD	370,000	3/15/2023	2,189

TOTAL						$3,260,693

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc	AUD	9,990,000	USD	6,878,367	3/15/2023	$(152,671)
Morgan Stanley Co., Inc	CHF	8,600,000	USD	9,338,659	3/15/2023	(193,739)
Morgan Stanley Co., Inc	DKK	14,530,000	USD	2,116,345	3/15/2023	(49,588)
Morgan Stanley Co., Inc	EUR	27,480,000	USD	29,712,406	3/15/2023	(622,673)
Morgan Stanley Co., Inc	USD	137,300,462	EUR	129,863,958	3/15/2023	(170,713)
Morgan Stanley Co., Inc	GBP	11,230,000	USD	13,643,998	3/15/2023	(132,573)
Morgan Stanley Co., Inc	HKD	12,490,000	USD	1,601,709	3/15/2023	(9,433)
Morgan Stanley Co., Inc	ILS	1,560,000	USD	452,443	3/15/2023	(25,261)
Morgan Stanley Co., Inc	JPY	2,774,000,000	USD	21,264,748	3/15/2023	(851,248)
Morgan Stanley Co., Inc	NOK	6,950,000	USD	705,607	3/15/2023	(35,877)
Morgan Stanley Co., Inc	NZD	230,000	USD	146,152	3/15/2023	(3,940)
Morgan Stanley Co., Inc	SEK	30,150,000	USD	2,894,790	3/15/2023	(12,493)
Morgan Stanley Co., Inc	SGD	1,450,000	USD	1,088,620	3/15/2023	(12,941)
Morgan Stanley Co., Inc	USD	5,616,012	SGD	7,610,000	3/15/2023	(29,446)

TOTAL						$(2,302,596)

FUTURES CONTRACTS — At February 28, 2023, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	41	03/17/23	$8,149,775	$234,134
Stoxx Europe 600 Index Future	67	03/17/23	1,633,459	30,222
U.S. Treasury 10 Year Note	427	06/21/23	47,683,891	(32,363)
U.S. Treasury 2 Year Note	389	06/30/23	79,258,750	(184,613)
U.S. Treasury 5 Year Note	219	06/30/23	23,451,820	(48,344)

Total Futures Contracts				$(964)

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED & WRITTEN OPTIONS CONTRACTS — At February 28, 2023, the Portfolio had the following purchased option contracts:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:
Puts
Put EUR/Call USD	Morgan Stanley and Co.	$1.132	03/08/2023	4,080,000	$4,080,000	$298,974	$90,723	$208,251
Written Option Contracts:
Puts
Put EUR/Call USD	Morgan Stanley and Co.	$1.132	03/08/2023	(4,080,000)	$(4,080,000)	$(298,974)	$(74,750)	$(224,224)

OVER THE COUNTER OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:
Calls
STOXX Europe 600 Index	$366.560	07/24/2023	28,025	$28,025	$482,613	$355,432	$127,181
Written Option Contracts:
Puts
S&P 500 Index	$637.060	04/24/2023	(2,645)	$(2,645)	$(63,874)	$(188,241)	$124,367

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio
Assets:
Investments in unaffiliated issuers, at value (cost $708,327 and $6,015,123, respectively)	$635,301	$5,319,486
Investments in affiliated issuers, at value (cost $304,705,320 and $2,169,707,331, respectively)	386,091,779	3,347,647,931
Purchased Options, at value (premiums paid $53,821 and $446,155, respectively)	95,484	781,587
Foreign currency, at value (cost $7,907,822 and $46,568,080, respectively)	7,165,393	40,373,263
Receivables:
Due from broker(a)	759,685	6,372,388
Dividends	87,837	981,200
Reimbursement from investment adviser	27,867	50,291
Fund shares sold	370	2,738,452
Foreign tax reclaims	—	2,354
Unrealized gain on forward foreign currency exchange contracts	375,412	3,260,693
Variation margin on futures contracts	575	—
Other assets	34,728	89,581
Total assets	395,274,431	3,407,617,226

Liabilities:
Variation margin on futures contracts	—	22,006
Unrealized loss on forward foreign currency exchange contracts	98,092	2,302,596
Written options, at value (premiums received $31,802 and $262,991, respectively)	45,663	362,848
Payables:
Investments purchased	2,992,371	3,370,857
Fund shares redeemed	75,472	833,688
Management fees	42,369	410,080
Distribution and Service fees and Transfer Agency fees	10,120	80,114
Due to broker(a)	—	610,019
Accrued expenses	91,811	95,296
Total liabilities	3,355,898	8,087,504

Net Assets:
Paid-in capital	317,102,417	2,302,717,337
Total distributable earnings	74,816,116	1,096,812,385
NET ASSETS	$391,918,533	$3,399,529,722
Net Assets:
Class A	$2,592,175	$545,549
Institutional	9,217,748	38,033,471
Class R6	12,953	7,679,645
Class P	380,095,657	3,353,271,057
Total Net Assets	$391,918,533	$3,399,529,722
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A	225,508	28,938
Institutional	791,378	2,002,073
Class R6	1,115	410,029
Class P	32,733,290	179,018,023
Net asset value, offering and redemption price per share:(b)
Class A	$11.49	$18.85
Institutional	11.65	19.00
Class R6	11.62	18.73
Class P	11.61	18.73

(a)	Segregated for initial margin and/or collateral on transactions as follows:

Portfolio	Forwards	Futures
Enhanced Dividend Global Equity	$—	$759,685

Tax-Advantaged Global Equity	(610,000)	6,372,369

(b)	Maximum public offering price per share for Class A Shares of the Enhanced Dividend Global Equity Portfolio and Tax-Advantaged Global Equity Portfolio is $12.16 and $19.95, respectively.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations

For the Six Months Ended February 28, 2023 (Unaudited)

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio
Investment income:

Dividends from affiliated Underlying Funds	$3,305,762	$48,860,063

Dividends — unaffiliated issuers	79,590	111,311

Total investment income	3,385,352	48,971,374

Expenses:

Management fees	287,512	2,371,117

Transfer Agency fees(a)	60,688	489,435

Custody, accounting and administrative services	58,141	218,479

Professional fees	50,841	51,363

Registration fees	28,706	41,661

Printing and mailing costs	13,230	22,955

Trustee fees	12,886	17,004

Distribution and/or Service (12b-1) fees — Class A Shares	3,255	654

Other	7,270	34,652

Total expenses	522,529	3,247,320

Less — expense reductions	(147,793)	(195,709)

Net expenses	374,736	3,051,611

NET INVESTMENT INCOME	3,010,616	45,919,763

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	311,982	4,041,499

Investments in affiliated Underlying Funds	1,619,003	(2,242,210)

Futures contracts	(775,259)	(8,002,889)

Swap contracts	408,703	3,724,318

Written options	439,460	3,516,961

Purchased options	66,719	561,176

Forward foreign currency exchange contracts	1,449,458	13,147,045

Foreign currency transactions	1,719	12,420

Capital gain distributions from affiliated Underlying Funds	10,902,905	862,915

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(99,734)	(842,478)

Investments in affiliated Underlying Funds	(334,132)	78,231,655

Futures contracts	59,599	717,943

Written options	(13,543)	(92,037)

Purchased Options	(81,596)	(661,018)

Swap contracts	(76,792)	(626,288)

Forward foreign currency exchange contracts	(2,346,186)	(20,246,156)

Foreign currency translations	(5,458)	(54,398)

Net realized and unrealized gain	11,526,848	72,048,458

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,537,464	$117,968,221

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Portfolio	Class A	Institutional	Class R6	Class P
Enhanced Dividend Global Equity	$2,084	$1,794	$2	$56,808
Tax-Advantaged Global Equity	418	7,382	1,140	480,495

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Changes in Net Assets

	Enhanced Dividend Global Equity Portfolio		Tax-Advantaged Global Equity Portfolio
	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022
From operations:

Net investment income	$3,010,616	$9,954,698	$45,919,763	$49,661,142

Net realized gain	14,424,690	39,279,397	15,621,235	66,792,752

Net change in unrealized gain (loss)	(2,897,842)	(90,603,739)	56,427,223	(572,224,244)

Net increase (decrease) in net assets resulting from operations	14,537,464	(41,369,644)	117,968,221	(455,770,350)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(223,256)	(301,288)	(16,527)	(8,759)

Institutional Shares	(753,952)	(1,079,344)	(1,295,041)	(601,722)

Class R6 Shares	(1,042)	(1,181)	(262,392)	(180,128)

Class P Shares	(31,434,313)	(38,674,032)	(114,145,309)	(66,835,908)

Total distributions to shareholders	(32,412,563)	(40,055,845)	(115,719,269)	(67,626,517)

From share transactions:

Proceeds from sales of shares	23,961,754	24,193,568	167,005,737	407,850,486

Reinvestment of distributions	32,344,971	39,967,912	115,371,434	67,376,255

Cost of shares redeemed	(49,442,338)	(67,626,449)	(164,533,423)	(301,692,350)

Net increase (decrease) in net assets resulting from share transactions	6,864,387	(3,464,969)	117,843,748	173,534,391

TOTAL INCREASE (DECREASE)	(11,010,712)	(84,890,458)	120,092,700	(349,862,476)

Net Assets:

Beginning of period	402,929,245	487,819,703	3,279,437,022	3,629,299,498

End of period	$391,918,533	$402,929,245	$3,399,529,722	$3,279,437,022

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Class A Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$12.08		$14.54	$11.76	$11.50	$12.34	$11.70

Net investment income(a)(b)	0.07		0.25	0.19	0.17	0.19	0.15

Net realized and unrealized gain (loss)	0.33		(1.54)	2.80	0.59	(0.44)	0.88

Total from investment operations	0.40		(1.29)	2.99	0.76	(0.25)	1.03

Distributions to shareholders from net investment income	(0.11)		(0.45)	(0.21)	(0.22)	(0.27)	(0.25)

Distributions to shareholders from net realized gains	(0.88)		(0.72)	—	(0.27)	(0.32)	(0.14)

Distributions to shareholders from return of capital	—		—	—	(0.01)	—	—

Total distributions	(0.99)		(1.17)	(0.21)	(0.50)	(0.59)	(0.39)

Net asset value, end of period	$11.49		$12.08	$14.54	$11.76	$11.50	$12.34

Total Return(c)	3.51%		(9.61)%	25.64%	6.71%	(1.78)%	8.94%

Net assets, end of period (in 000’s)	$2,592		$2,713	$3,801	$5,501	$8,661	$10,418

Ratio of net expenses to average net assets(d)	0.53	%(e)	0.52%	0.50%	0.51%	0.52%	0.52%

Ratio of total expenses to average net assets(d)	0.64	%(e)	0.61%	0.63%	0.64%	0.65%	0.62%

Ratio of net investment income to average net assets	1.21	%(e)	1.89%	1.49%	1.54%	1.62%	1.21%

Portfolio turnover rate(f)	6%		23%	16%	13%	15%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Institutional Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$12.24		$14.71	$11.90	$11.63	$12.48	$11.80

Net investment income(a)(b)	0.09		0.30	0.25	0.22	0.23	0.17

Net realized and unrealized gain (loss)	0.33		(1.55)	2.81	0.59	(0.44)	0.93

Total from investment operations	0.42		(1.25)	3.06	0.81	(0.21)	1.10

Distributions to shareholders from net investment income	(0.13)		(0.50)	(0.25)	(0.26)	(0.32)	(0.28)

Distributions to shareholders from net realized gains	(0.88)		(0.72)	—	(0.27)	(0.32)	(0.14)

Distributions to shareholders from return of capital	—		—	—	(0.01)	—	—

Total distributions	(1.01)		(1.22)	(0.25)	(0.54)	(0.64)	(0.42)

Net asset value, end of period	$11.65		$12.24	$14.71	$11.90	$11.63	$12.48

Total Return(c)	3.75%		(9.32)%	26.05%	7.17%	(1.46)%	9.45%

Net assets, end of period (in 000’s)	$9,218		$9,109	$13,638	$19,695	$25,244	$33,490

Ratio of net expenses to average net assets(d)	0.20	%(e)	0.17%	0.13%	0.13%	0.13%	0.13%

Ratio of total expenses to average net assets(d)	0.28	%(e)	0.24%	0.26%	0.26%	0.26%	0.23%

Ratio of net investment income to average net assets	1.54	%(e)	2.24%	1.87%	1.90%	2.00%	1.43%

Portfolio turnover rate(f)	6%		23%	16%	13%	15%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$12.21		$14.68	$11.88	$11.60	$12.46	$12.17

Net investment income(b)(c)	0.09		0.30	0.25	0.21	0.23	0.10

Net realized and unrealized gain (loss)	0.33		(1.55)	2.81	0.61	(0.45)	0.31

Total from investment operations	0.42		(1.25)	3.06	0.82	(0.22)	0.41

Distributions to shareholders from net investment income	(0.13)		(0.50)	(0.26)	(0.26)	(0.32)	(0.12)

Distributions to shareholders from net realized gains	(0.88)		(0.72)	—	(0.27)	(0.32)	—

Distributions to shareholders from return of capital	—		—	—	(0.01)	—	—

Total distributions	(1.01)		(1.22)	(0.26)	(0.54)	(0.64)	(0.12)

Net asset value, end of period	$11.62		$12.21	$14.68	$11.88	$11.60	$12.46

Total Return(d)	3.68%		(9.25)%	26.03%	7.28%	(1.54)%	3.39%

Net assets, end of period (in 000’s)	$13		$12	$14	$11	$10	$10

Ratio of net expenses to average net assets(e)	0.19	%(f)	0.17%	0.13%	0.12%	0.12%	0.12	%(f)

Ratio of total expenses to average net assets(e)	0.22	%(f)	0.22%	0.23%	0.22%	0.23%	0.18	%(f)

Ratio of net investment income to average net assets	1.55	%(f)	2.24%	1.86%	1.87%	2.01%	1.27	%(f)

Portfolio turnover rate(g)	6%		23%	16%	13%	15%	20%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Class P Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$12.20		$14.67	$11.87	$11.60	$12.45	$12.18

Net investment income(b)(c)	0.09		0.30	0.25	0.22	0.23	0.11

Net realized and unrealized gain (loss)	0.33		(1.55)	2.81	0.59	(0.44)	0.23

Total from investment operations	0.42		(1.25)	3.06	0.81	(0.21)	0.34

Distributions to shareholders from net investment income	(0.13)		(0.50)	(0.26)	(0.26)	(0.32)	(0.07)

Distributions to shareholders from net realized gains	(0.88)		(0.72)	—	(0.27)	(0.32)	—

Distributions to shareholders from return of capital	—		—	—	(0.01)	—	—

Total distributions	(1.01)		(1.22)	(0.26)	(0.54)	(0.64)	(0.07)

Net asset value, end of period	$11.61		$12.20	$14.67	$11.87	$11.60	$12.45

Total Return(d)	3.68%		(9.26)%	26.05%	7.20%	(1.45)%	2.80%

Net assets, end of period (in 000’s)	$380,096		$391,095	$470,368	$438,960	$573,771	$636,733

Ratio of net expenses to average net assets(e)	0.19	%(f)	0.17%	0.12%	0.12%	0.12%	0.13	%(f)

Ratio of total expenses to average net assets(e)	0.26	%(f)	0.23%	0.25%	0.25%	0.25%	0.25	%(f)

Ratio of net investment income to average net assets	1.55	%(f)	2.25%	1.91%	1.92%	2.02%	2.48	%(f)

Portfolio turnover rate(g)	6%		23%	16%	13%	15%	20%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Class A Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$18.81		$21.83	$17.16	$15.44	$16.51	$14.78

Net investment income(a)(b)	0.23		0.21	0.16	0.13	0.13	0.12

Net realized and unrealized gain (loss)	0.39		(2.91)	4.67	1.76	(0.97)	1.77

Total from investment operations	0.62		(2.70)	4.83	1.89	(0.84)	1.89

Distributions to shareholders from net investment income	(0.19)		(0.27)	(0.16)	(0.13)	(0.13)	(0.16)

Distributions to shareholders from net realized gains	(0.39)		(0.05)	—	(0.04)	(0.10)	—

Total distributions	(0.58)		(0.32)	(0.16)	(0.17)	(0.23)	(0.16)

Net asset value, end of period	$18.85		$18.81	$21.83	$17.16	$15.44	$16.51

Total Return(c)	3.42%		(12.59)%	28.29%	12.24%	(4.96)%	12.81%

Net assets, end of period (in 000’s)	$546		$526	$606	$470	$447	$658

Ratio of net expenses to average net assets(d)	0.57	%(e)	0.55%	0.50%	0.51%	0.52%	0.52%

Ratio of total expenses to average net assets(d)	0.58	%(e)	0.57%	0.58%	0.59%	0.61%	0.60%

Ratio of net investment income to average net assets	2.45	%(e)	1.03%	0.81%	0.86%	0.81%	0.77%

Portfolio turnover rate(f)	4%		22%	16%	12%	14%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolios’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Institutional Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$18.98		$22.03	$17.30	$15.58	$16.46	$14.72

Net investment income(a)(b)	0.26		0.29	0.23	0.22	0.20	0.17

Net realized and unrealized gain (loss)	0.41		(2.94)	4.71	1.74	(0.96)	1.78

Total from investment operations	0.67		(2.65)	4.94	1.96	(0.76)	1.95

Distributions to shareholders from net investment income	(0.26)		(0.35)	(0.21)	(0.20)	(0.02)	(0.21)

Distributions to shareholders from net realized gains	(0.39)		(0.05)	—	(0.04)	(0.10)	—

Total distributions	(0.65)		(0.40)	(0.21)	(0.24)	(0.12)	(0.21)

Net asset value, end of period	$19.00		$18.98	$22.03	$17.30	$15.58	$16.46

Total Return(c)	3.67%		(12.31)%	28.81%	12.60%	(4.61)%	13.32%

Net assets, end of period (in 000’s)	$38,033		$37,591	$33,151	$33,800	$43,565	$62,718

Ratio of net expenses to average net assets(d)	0.20	%(e)	0.18%	0.13%	0.13%	0.13%	0.13%

Ratio of total expenses to average net assets(d)	0.21	%(e)	0.20%	0.21%	0.21%	0.22%	0.21%

Ratio of net investment income to average net assets	2.82	%(e)	1.40%	1.17%	1.41%	1.28%	1.06%

Portfolio turnover rate(f)	4%		22%	16%	12%	14%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$18.73		$21.73	$17.07	$15.38	$16.46	$15.59

Net investment income (loss)(b)(c)	0.26		0.29	0.26	0.20	0.19	(0.01)

Net realized and unrealized gain (loss)	0.40		(2.89)	4.62	1.73	(0.97)	0.88

Total from investment operations	0.66		(2.60)	4.88	1.93	(0.78)	0.87

Distributions to shareholders from net investment income	(0.27)		(0.35)	(0.22)	(0.20)	(0.20)	—

Distributions to shareholders from net realized gains	(0.39)		(0.05)	—	(0.04)	(0.10)	—

Total distributions	(0.66)		(0.40)	(0.22)	(0.24)	(0.30)	—

Net asset value, end of period	$18.73		$18.73	$21.73	$17.07	$15.38	$16.46

Total Return(d)	3.62%		(12.24)%	28.84%	12.58%	(4.57)%	5.58%

Net assets, end of period (in 000’s)	$7,680		$8,343	$9,971	$11	$10	$11

Ratio of net expenses to average net assets(e)	0.19	%(f)	0.16%	0.12%	0.12%	0.12%	0.12	%(f)

Ratio of total expenses to average net assets(e)	0.20	%(f)	0.19%	0.20%	0.18%	0.19%	0.18	%(f)

Ratio of net investment income (loss) to average net assets	2.83	%(f)	1.41%	1.36%	1.25%	1.22%	(0.05	)%(f)

Portfolio turnover rate(g)	4%		22%	16%	12%	14%	17%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Class P Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$18.73		$21.74	$17.07	$15.38	$16.47	$15.84

Net investment income(b)(c)	0.26		0.29	0.23	0.20	0.19	0.01

Net realized and unrealized gain (loss)	0.40		(2.90)	4.66	1.74	(0.98)	0.62

Total from investment operations	0.66		(2.61)	4.89	1.94	(0.79)	0.63

Distributions to shareholders from net investment income	(0.27)		(0.35)	(0.22)	(0.21)	(0.20)	—

Distributions to shareholders from net realized gains	(0.39)		(0.05)	—	(0.04)	(0.10)	—

Total distributions	(0.66)		(0.40)	(0.22)	(0.25)	(0.30)	—

Net asset value, end of period	$18.73		$18.73	$21.74	$17.07	$15.38	$16.47

Total Return(d)	3.63%		(12.28)%	28.87%	12.59%	(4.60)%	3.98%

Net assets, end of period (in 000’s)	$3,353,271		$3,232,977	$3,585,571	$2,710,904	$2,743,392	$2,797,271

Ratio of net expenses to average net assets(e)	0.19	%(f)	0.17%	0.12%	0.12%	0.12%	0.12	%(f)

Ratio of total expenses to average net assets(e)	0.20	%(f)	0.19%	0.20%	0.20%	0.21%	0.20	%(f)

Ratio of net investment income to average net assets	2.83	%(f)	1.41%	1.18%	1.30%	1.21%	0.15	%(f)

Portfolio turnover rate(g)	4%		22%	16%	12%	14%	17%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements

February 28, 2023 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversification/ Non-diversified
Enhanced Dividend Global Equity and Tax-Advantaged Global Equity	A, Institutional, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.

The Portfolios are expected to invest primarily in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM acts as the investment adviser. Additionally, these Portfolios may invest a portion of their assets directly in other securities and instruments, including unaffiliated exchange traded funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S.”) of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Portfolio is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. The Goldman Sachs MLP Energy Infrastructure Fund (the “Underlying MLP Fund”) records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may

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Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D.  Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Enhanced Dividend Global Equity	Quarterly	Annually
Tax-Advantaged Global Equity	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. With respect to the Portfolios’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (“the Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of

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Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which the Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A total return swap is an agreement that gives the Portfolio the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Portfolio may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of February 28, 2023:

ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$362,359,895	$—	$—

Investment Company	23,731,884	—	—

Exchange-Traded Funds	635,301	—	—

Total	$386,727,080	$—	$—

Derivative Type

Assets

Forward Foreign Currency Contracts(a)	$—	$375,412	$—

Futures Contracts(a)	3,175	—	—

Purchased Option Contracts	—	95,484	—

Total	$3,175	$470,896	$—

Derivative Type

Liabilities

Forward Foreign Currency Contracts(a)	$—	$(98,092)	$—

Futures Contracts(a)	(32,087)	—	—

Written Option Contracts	—	(45,663)	—

Total	$(32,087)	$(143,755)	$—

TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$3,042,300,038	$—	$—

Investment Company	305,347,893	—	—

Exchange-Traded Funds	5,319,486	—	—

Total	$3,352,967,417	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Contracts(a)	$—	$3,260,693	$—

Futures Contracts(a)	264,356	—	—

Purchased Option Contracts	—	781,587	—

Total	$264,356	$4,042,280	$—

Derivative Type

Liabilities

Forward Foreign Currency Contracts(a)	$—	$(2,302,596)	$—

Futures Contracts(a)	(265,320)	—	—

Written Option Contracts	—	(362,848)	—

Total	$(265,320)	$(2,665,444)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2023. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure.

Enhanced Dividend Global Equity

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest Rate	Variation margin on futures contracts	$—	(a)	Variation margin on futures contracts	$(32,087)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts and purchased options, at value	413,516		Payable for unrealized loss on forward foreign currency exchange contracts and written options, at value	(136,196)	(a)
Equity	Variation margin on futures contracts and purchased options, at value	60,555	(a)	Written options, at value	(7,559)	(a)
Total		$474,071			$(175,842)

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4. INVESTMENTS IN DERIVATIVES (continued)

Tax-Advantaged Global Equity

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest Rate	Variation margin on futures contracts	$—		Variation margin on futures contracts	$(265,320)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts and purchased options, at value	3,559,667		Payable for unrealized loss on forward foreign currency exchange contracts and written options, at value	$(2,601,570)
Equity	Purchased options, at value	482,613	(a)	Variation margin on futures contracts and written options, at value	200,482	(a)
Total		$4,042,280			$(2,666,408)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only variation margin as of February 28, 2023 is reported within the Statements of Assets and Liabilities.

The following table sets forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2023. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Enhanced Dividend Global Equity
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest Rate	Net realized gain (loss) from futures contracts and swaps/Net change in unrealized gain (loss) on futures contracts, written option and purchased options	$(338,454)	$54,406
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, written option and purchased options	1,428,954	(2,810,361)
Equity	Net realized gain (loss) from swaps, written option, and purchased options/Net change in unrealized gain (loss) on futures contracts, written option and purchased options	498,581	(155,881)
Total		$ 1,589,081	$(2,911,836)

Tax-Advantaged Global Equity
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest Rate	Net realized gain (loss) from futures contracts and swaps/Net change in unrealized gain (loss) on futures contracts, written option and purchased options	$(2,414,791)	$186,770
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, written option and purchased options	12,982,902	(21,350,504)
Equity	Net realized gain (loss) from swaps, written option, and purchased options/Net change in unrealized gain (loss) on futures contracts, written option and purchased options	2,378,500	256,178
Total		$12,946,611	$(20,907,156)

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Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended February 28, 2023, the relevant values for each derivative type was as follows:

	Average number of Contracts(1)
Fund	Futures Contracts	Forward Contracts	Purchased Options	Written Options
Enhanced Dividend Global Equity	147	41,874,304	1,224,379	1,608,054
Tax-Advantaged Global Equity	1,153	343,469,229	9,716,181	12,799,370

(1)	Amounts disclosed represent average number of contracts for futures contracts, purchased options and written options, notional amounts for forward contracts and swap contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that each Portfolio held such derivatives during the six months ended February 28, 2023.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.15% of each Portfolio’s average daily net assets.

The Portfolios invest in Class R6 Shares of the Goldman Sachs High Yield Floating Rate Fund and Goldman Sachs MLP Energy Infrastructure Fund and Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Portfolios in an amount equal to the management fee it earns as an investment adviser to the above affiliated Underlying Funds in which the Portfolios invest, except those management fees it earns from the Portfolios’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 28, 2023, the management fee waived by GSAM for each Portfolio was as follows:

Fund	Management Fee Waived
Enhanced Dividend Global Equity	$3,520
Tax-Advantaged Global Equity	28,310

B.  Distribution and/or Service (12b-1) Plan — The Trust, on behalf of Class A Shares of each applicable Portfolio, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class A Shares of the Portfolios.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. During the six months ended February 28, 2023, Goldman Sachs retained front-end sales charges of $62 for the Enhanced Dividend Global Equity Portfolio.

D.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A Shares of the Goldman Sachs Enhanced Dividend Global Equity Portfolio through at least December 29, 2023, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Portfolios is 0.014%. These Other Expense limitations will remain in place through at least December 29, 2023, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2023, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursement	Transfer Agency Waivers/Credits	Total Expense Reductions
Enhanced Dividend Global Equity	$3,520	$143,752	$521	$147,793
Tax-Advantaged Global Equity	28,310	167,399	—	195,709

F.  Line of Credit Facility — As of February 28, 2023, the Portfolios participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2023, the Portfolios did not have any borrowings under the facility.

G.  Other Transactions with Affiliates — The Portfolios invest primarily in Class R6 Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Portfolios. The tables below show the transactions in and earnings from investments in these Underlying Funds for the six months ended February 28, 2023:

Enhanced Dividend Global Equity

Underlying Funds	Beginning Value as of August 31, 2022	Purchases at Cost	Proceeds from Sales	Return of Capital on Dividends	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 28, 2023	Shares as of February 28, 2023	Dividend Income	Capital Gain Distributions
Goldman Sachs Emerging Markets Equity Insights Fund	$9,923,491	$1,228,345	$—		$—	$(727,821)	$10,424,015	1,397,321	$268,711	$—
Goldman Sachs Energy Infrastructure Fund	662,285	30,390	—		—	(27,261)	665,414	62,305	12,066	18,323
Goldman Sachs Financial Square Government Fund (Institutional Shares)	30,671,846	58,481,219	(65,421,181)		—	—	23,731,884	23,731,884	506,278	—

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Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Underlying Funds	Beginning Value as of August 31, 2022	Purchases at Cost	Proceeds from Sales	Return of Capital on Dividends	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 28, 2023	Shares as of February 28, 2023	Dividend Income	Capital Gain Distributions
Goldman Sachs Global Infrastructure Fund	$7,331,174	$79,391	$—		$—	$(418,581)	$6,991,984	574,999	$76,329	$—
Goldman Sachs Global Real Estate Securities Fund	6,467,410	139,494	—		—	(368,168)	6,238,736	672,278	16,214	86,310
Goldman Sachs High Yield Floating Rate Fund	1,279,665	1,540	(1,273,933)		(68,723)	63,021	1,570	178	1,540	—
Goldman Sachs International Equity Dividend and Premium Fund	68,603,239	3,546,304	(9,003,373)		(53,494)	7,654,933	70,747,609	10,735,601	315,274	—
Goldman Sachs International Small Cap Insights Fund	12,669,574	394,802	(959,241)		(196,450)	1,073,272	12,981,957	1,116,247	394,803	—
Goldman Sachs MLP Energy Infrastructure Fund	7,941,873	243,070	(1,387,367)		790,625	(622,591)	6,965,610	237,978	243,070	—
Goldman Sachs Small Cap Equity Insights Fund	32,472,311	271,778	(1,001,006)		354,524	1,144,207	33,241,814	1,389,127	271,779	—
Goldman Sachs US Equity Dividend and Premium Fund	216,986,076	14,732,947	(9,646,415)		638,710	(8,610,132)	214,101,186	15,812,495	1,199,698	10,798,272

Total	$395,008,944	$79,149,280	$(88,692,516)	$—	$1,465,192	$(839,121)	$386,091,779		$3,305,762	$10,902,905

Tax-Advantaged Global Equity

Underlying Funds	Beginning Value as of August 31, 2022	Purchases at Cost	Proceeds from Sales	Return of Capital on Dividends	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 28, 2023	Shares as of February 28, 2023	Dividend Income	Capital Gain Distributions
Goldman Sachs Emerging Markets Equity Insights Fund	$81,451,417	$9,877,083	$—	$—	$—	$(5,980,840)	$85,347,660	11,440,705	$2,200,100	$—
Goldman Sachs Energy Infrastructure Fund	5,326,935	244,433	—	—	—	(219,267)	5,352,101	501,133	97,054	147,379
Goldman Sachs Financial Square Government Fund (Institutional Shares)	261,283,135	352,792,508	(308,727,750)	—	—	—	305,347,893	305,347,893	4,416,653	—
Goldman Sachs Global Infrastructure Fund	59,997,200	649,723	—	—	—	(3,425,606)	57,221,317	4,705,700	624,627	—

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Underlying Funds	Beginning Value as of August 31, 2022	Purchases at Cost	Proceeds from Sales	Return of Capital on Dividends	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 28, 2023	Shares as of February 28, 2023	Dividend Income	Capital Gain Distributions
Goldman Sachs Global Real Estate Securities Fund	$53,616,546	$8,569,102	$—	$—	$—	$(2,683,256)	$59,502,392	6,411,896	$134,662	$715,536
Goldman Sachs High Yield Floating Rate Fund	10,256,182	12,346	(10,210,243)	—	(551,054)	505,353	12,584	1,427	12,343	—
Goldman Sachs International Small Cap Insights Fund	99,029,462	10,441,874	(9,040,345)	—	(2,259,188)	10,289,730	108,461,533	9,326,013	3,329,283	—
Goldman Sachs International Tax-Managed Equity Fund	555,030,461	65,338,248	(65,000,000)	—	(2,589,026)	50,487,343	603,267,026	57,181,709	21,852,611	—
Goldman Sachs MLP Energy Infrastructure Fund	64,980,832	2,018,380	(9,124,429)	—	3,156,770	(2,283,401)	58,748,152	2,007,111	2,018,380	—
Goldman Sachs U.S. Tax-Managed Equity Fund Class R6	2,019,002,376	14,174,351	—	—	—	31,210,546	2,064,387,273	64,051,730	14,174,350	—

Total	$3,209,974,546	$464,118,048	$(402,102,767)	$—	$(2,242,498)	$77,900,602	$3,347,647,931		$48,860,063	$862,915

As of February 28, 2023, the Portfolios were beneficial owners of 5% or more of the total outstanding shares of the following Funds:

Underlying Funds	Enhanced Dividend Global Equity	Tax-Advantaged Global Equity
Goldman Sachs Emerging Markets Equity Insights Fund	—%	5%
Goldman Sachs Global Infrastructure Fund	—	23
Goldman Sachs Global Real Estate Securities Fund	5	49
Goldman Sachs International Equity Dividend and Premium Fund	49	—
Goldman Sachs International Tax-Managed Equity Fund	—	87
Goldman Sachs Small Cap Equity Insights Fund	8	—
Goldman Sachs U.S. Equity Dividend and Premium Fund	8	—
Goldman Sachs U.S. Tax-Managed Equity Fund	—	85

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of February 28, 2023, The Goldman Sachs Group, Inc. was the beneficial owner of the following share class of the Portfolios:

Portfolio	Class R6
Enhanced Dividend Global Equity	100%

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 28, 2023, were as follows:

	Purchases		Sales
Fund	Long Term	In-Kind	Long Term	In-Kind
Enhanced Dividend Global Equity	$21,164,613	$—	$26,341,573	$—
Tax-Advantaged Global Equity	115,490,491	64,785,003	119,302,450	65,000,000

7. TAX INFORMATION

As of the Portfolios’ most recent fiscal year ended August 31, 2022, certain timing differences on a tax-basis were as follows:

	Enhanced Dividend Global Equity	Tax-Advantaged Global Equity
Timing differences (Post October Capital Loss Deferral)	$—	$(3,068,963)

As of February 28, 2023, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Dividend Global Equity	Tax-Advantaged Global Equity
Tax cost	$323,674,565	$2,262,623,976
Gross unrealized gain	82,933,685	1,178,987,390
Gross unrealized loss	(19,881,170)	(88,643,949)
Net unrealized gain	$63,052,515	$1,090,343,441

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of swap transactions.

GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

8. OTHER RISKS

The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Portfolios. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Portfolios will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Portfolios will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

Energy Sector Risk — The Underlying MLP Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Portfolio or Underlying Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Portfolio or Underlying Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Portfolio’s or Underlying Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may

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Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

8. OTHER RISKS (continued)

fluctuate significantly over short periods of time. To the extent that a Portfolio or Underlying Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio.

Investments in the Underlying Funds Risk — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. A strategy used by the Underlying Funds may fail to produce the intended results. As of February 28, 2023, the Enhanced Dividend Global Equity Portfolio invested 54.6% and 18.1% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large-capitalization U.S. issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500® Index or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in non-U.S. issuers with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.

As of February 28, 2023, the Tax-Advantaged Global Equity Portfolio invested 60.7% and 17.7% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S Tax-Managed Equity Fund invests primarily in equity investments in U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in equity investments in non-U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

8. OTHER RISKS (continued)

Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and its investments. Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Dividend Global Equity Portfolio

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	14,177	$161,863	13,495	$178,671
Reinvestment	17,887	201,597	19,885	273,296
Shares redeemed	(31,071)	(350,064)	(70,321)	(918,052)
	993	13,396	(36,941)	(466,085)
Institutional Shares
Shares sold	21,982	256,492	68,751	952,092
Reinvestment	62,020	708,019	73,323	1,019,403
Shares redeemed	(37,145)	(429,935)	(324,907)	(4,418,774)
	46,857	534,576	(182,833)	(2,447,279)
Class R6 Shares
Shares sold	—	—	—	—
Reinvestment	92	1,042	85	1,181
	92	1,042	85	1,181
Class P Shares
Shares sold	2,026,875	23,543,399	1,731,292	23,062,805
Reinvestment	2,761,007	31,434,313	2,795,911	38,674,032
Shares redeemed	(4,110,961)	(48,662,339)	(4,539,509)	(62,289,623)
	676,921	6,315,373	(12,306)	(552,786)

NET INCREASE (DECREASE)	724,863	$6,864,387	(231,995)	$(3,464,969)

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Tax-Advantaged Global Equity Portfolio

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	153	$2,845	734	$14,891
Reinvestment	897	16,527	396	8,759
Shares redeemed	(57)	(1,042)	(940)	(19,173)
	993	18,330	190	4,477
Institutional Shares
Shares sold	35,910	667,365	561,307	11,551,838
Reinvestment	69,750	1,295,041	26,959	601,083
Shares redeemed	(83,627)	(1,565,192)	(113,232)	(2,299,870)
	22,033	397,214	475,034	9,853,051
Class R6 Shares
Shares sold	—	—	34,470	764,903
Reinvestment	14,334	262,392	8,189	180,128
Shares redeemed	(49,812)	(880,178)	(55,972)	(1,214,492)
	(35,478)	(617,786)	(13,313)	(269,461)
Class P Shares
Shares sold	8,999,024	166,335,527	19,316,934	395,518,854
Reinvestment	6,216,591	113,797,474	3,027,052	66,586,285
Shares redeemed	(8,809,594)	(162,087,011)	(14,691,275)	(298,158,815)
	6,406,021	118,045,990	7,652,711	163,946,324

NET INCREASE	6,393,569	$117,843,748	8,114,622	$173,534,391

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 14-15, 2023, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the impact of local holidays in non-U.S. jurisdictions; and (4) the impact of geopolitical, market and economic developments and events on liquidity and liquidity risk. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Portfolio Expenses — Six Month Period Ended February 28, 2023 (Unaudited)

As a shareholder of Class A, Institutional, Class R6 or Class P Shares of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Class R6 and Class P Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 through February 28, 2023, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Enhanced Dividend Global Equity Portfolio				Tax-Advantaged Global Equity Portfolio
Share Class	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/23*	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/23*
Class A Shares
Actual	$1,000.00	$1,035.12		$2.67	$1,000.00	$1,034.21		$2.86
Hypothetical 5% return	1,000.00	1,022.17	+	$2.66	1,000.00	1,021.98	+	2.85
Institutional Shares
Actual	$1,000.00	$1,037.51		$1.01	1,000.00	1,036.73		1.00
Hypothetical 5% return	1,000.00	1,023.81	+	1.00	1,000.00	1,023.81	+	0.99
Class R6 Shares
Actual	$1,000.00	$1,036.83		$0.95	1,000.00	1,036.23		0.95
Hypothetical 5% return	$1,000.00	1,023.86	+	$0.94	1,000.00	1,023.86	+	0.94
Class P Shares
Actual	$1,000.00	$1,036.78		$0.96	1,000.00	1,036.26		0.95
Hypothetical 5% return	$1,000.00	1,023.85	+	$0.95	1,000.00	1,023.86	+	0.94

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A Shares	Institutional Shares	Class R6 Shares	Class P Shares
Enhanced Dividend Global Equity	0.53%	0.20%	0.19%	0.19%

Tax-Advantaged Global Equity	0.57	0.20	0.19	0.19

41

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.30 trillion in assets under supervision as of December 31, 2022, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Gregory G. Weaver, Chair Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling James A. McNamara Paul C. Wirth	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Portfolios will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Portfolio holdings and allocations shown are as of February 28, 2023 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Neither MSCI nor any other party involved in or related to compiling, computing, or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2023 Goldman Sachs. All rights reserved. 314575-OTU-1781615 TAGEDSAR-23

Goldman Sachs Funds Semi-Annual Report February 28, 2023 Allocation Funds Global Managed Beta Fund Strategic Factor Allocation Fund Strategic Volatility Premium Fund Tactical Tilt Overlay Fund

Goldman Sachs Allocation Funds

∎	GLOBAL MANAGED BETA FUND

∎	STRATEGIC FACTOR ALLOCATION FUND

∎	STRATEGIC VOLATILITY PREMIUM FUND

∎	TACTICAL TILT OVERLAY FUND

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Goldman Sachs Allocation Funds

The following are highlights both of key factors affecting the financial markets and of any key changes made to the Goldman Sachs Allocation Funds (the “Funds”) during the six months ended February 28, 2023 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmark during the Reporting Period. A fuller review of the markets and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended August 31, 2023.

Market and Economic Review

∎	Global equity and fixed income markets generated mixed results during the Reporting Period, with central bank monetary policy, inflationary trends and higher interest rates the largest influences.

∎	Non-U.S. developed markets equities recorded double-digit gains, while U.S. equities delivered slightly positive returns. Emerging markets equities posted modest declines.

∎	U.S. fixed income and global fixed income markets each produced moderately negative returns.

∎

When the Reporting Period began in September 2022, the global equity and fixed income markets were pressured by persistent inflation and investor worries about the pace of U.S. Federal Reserve (“Fed”) interest rate hikes.

∎	Higher than consensus expected U.S. inflation data led the Fed to raise short-term interest rates by 75 basis points in September. (A basis point is 1/100th of a percentage point.)

∎

Elsewhere, U.K. government bond yields surged on worries about the inflationary implications of a proposed government budget that sought to support economic growth through personal and corporate tax cuts and supply-side reforms. (Supply-side economics is a theory that maintains that increasing the supply of goods and services is the engine for economic growth.)

∎

During the fourth calendar quarter, risk assets rallied, posting solid gains. Government bond yields rose, as major central banks maintained their tightening stances and signaled additional tightening, albeit at a slower pace. A notable exception was China’s central bank, which engaged in measured and selective easing to address economic growth headwinds from a property market downturn and COVID-19 restrictions in the country.

∎	Although U.S. inflation surprised to the downside during the last months of 2022, the Fed continued to raise short-term interest rates—by 75 basis points in November and 50 basis points in December.

∎	In the U.K., the government withdrew its proposed budget in response to the rise in government bond yields.

∎	In Europe, the outlook for economic growth and inflation benefited from a drop in energy prices, due in part to a warmer than usual winter.

∎	In December, China began reopening its economy, as the government eased its COVID-19 restrictions.

∎

Risk assets continued to rally in January 2023 amid investor optimism around the reopening of China’s economy, a further decline in European energy prices and moderating U.S. inflation and wage growth data. In the fixed income market, government bond yields fell on market expectations of a slower pace of monetary policy tightening.

∎	February 2023 was a weak month for the financial markets overall amid renewed fears about inflation. Risk assets broadly declined, while government bond yields rose.

∎

Although the Fed hiked short-term interest rates by 25 basis points at its February 1st meeting, upside inflation surprises suggested the Fed was likely to continue tightening monetary policy in the near term.

1

Fund Changes and Highlights

Goldman Sachs Strategic Factor Allocation Fund

∎

The Fund underperformed its blended benchmark during the Reporting Period, with the implementation of the Goldman Sachs Strategic Factor Allocation process (“Strategic Allocation”) detracting from returns. The Strategic Allocation was developed to provide exposure to “factors,” which are academically derived drivers of investment returns that the Goldman Sachs Investment Strategy Group believes offer the potential for greater and more consistent returns in various market environments. (The Fund’s blended benchmark, the Strategic Factor Allocation Composite Index, is comprised 50% of the S&P 500® Index and 50% of the Bloomberg U.S. Aggregate Bond Index.)

∎

During the Reporting Period, the Equity and Term factors hurt the Fund’s relative performance. The Equity factor seeks to capture the premium associated with equity risk. The Term factor seeks to capture the premium associated with interest rate and inflation risk.

∎

These detractors were offset somewhat by the Volatility and Flow factors, which contributed positively on a relative basis. The Volatility factor seeks to capture the “fear premium” associated with equity risk. (The fear premium is the amount investors tend to overpay to preserve capital during periods of financial market volatility.) The Flow factor seeks to systematically capitalize on flows within and across asset classes.

∎

Effective September 22, 2022, James Park no longer served as a portfolio manager for the Fund. As of the same date, Oliver Bunn began serving as a portfolio manager for the Fund, joining Patrick Harnett. Mr. Bunn is head of the Goldman Sachs Asset Management’s Quantitative Investment Strategies Alternatives team. He joined Goldman Sachs in 2014. Mr. Harnett has been a portfolio manager for the Fund since 2021.

Goldman Sachs Strategic Volatility Premium Fund

∎

Effective September 22, 2022, James Park no longer served as a portfolio manager for the Fund. As of the same date, Oliver Bunn began serving as a portfolio manager for the Fund, joining Patrick Harnett. Mr. Bunn is head of the Goldman Sachs Asset Management’s Quantitative Investment Strategies Alternatives team. He joined Goldman Sachs in 2014. Mr. Harnett has been a portfolio manager for the Fund since 2021.

2

FUND BASICS

Goldman Sachs Global Managed Beta Fund

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[1]	MSCI All Country World Index Investable Market Index[2]

Institutional	2.84%	3.52%

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The MSCI All Country World Index Investable Market Index (Net, USD, 50% Non-US Developed Hedged to USD) captures large, mid and small cap representation across 23 developed markets and 24 emerging markets. With 9,126 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 28, 2023, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 24 emerging markets include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

FUND BASICS

FUND COMPOSITION *

Percentage of Net Assets

*

Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Goldman Sachs Strategic Factor Allocation Fund

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[1]	Strategic Factor Allocation Composite Index[2]	S&P 500® Index[3]	Bloomberg U.S. Aggregate Bond Index[4]

Institutional	-0.90%	-0.26%	1.26%	-2.13%

Class R6	-0.91	-0.26	1.26	-2.13

Class P	-0.91	-0.26	1.26	-2.13

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Strategic Factor Allocation Composite Index is a blend of 50% the S&P 500® Index and 50% the Bloomberg U.S. Aggregate Bond Index. It is not possible to invest in an unmanaged index.
[3]

The S&P 500® Index is the Standard & Poor’s Composite Index of 500 stocks, an unmanaged index of common stock prices. The index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]

The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities. The index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

HOLDINGS AS OF 2/28/23 +

Holding	% of Net Assets	Line of Business

Goldman Sachs Financial Square Government Fund - Institutional Shares	78.4%	Investment Companies

+

The holdings may not be representative of the Fund’s future investments. Figures in the table above may not sum to 100% due to the exclusion of other assets and liabilities. The holdings may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedules of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

Goldman Sachs Strategic Volatility Premium Fund

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[1]	Bloomberg 1-5 Year U.S. Treasury Index[2]

Institutional	-0.70%	-0.92%

Class P	-0.70	-0.92

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

Bloomberg 1-5 Year Corporate Index: Measures the investment grade, fixed-rate, taxable corporate bond market with 1-5 year maturities. Bloomberg 1-5 Year Government/Credit Index: Is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

HOLDINGS AS OF 2/28/23 +

Holding	% of Net Assets	Line of Business

Goldman Sachs Financial Square Government Fund - Institutional Shares	82.2%	Investment Companies

+

The holdings may not be representative of the Fund’s future investments. Figures in the table above may not sum to 100% due to the exclusion of other assets and liabilities. The holdings may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedules of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Goldman Sachs Tactical Tilt Overlay Fund

as of February 28, 2023

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[1]	ICE® BofAML Three-Month U.S. Treasury-Bill Index[2]

Institutional	2.37%	1.76%

Class R6	2.35	1.76

Class P	2.36	1.76

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The ICE® BofAML® Three-Month U.S. Treasury Bill Index, an unmanaged index, measures total return on cash, including price and interest income, based on short-term government Treasury Bills of about 90-day maturity, as reported by Bank of America Merrill Lynch, and does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

7

FUND BASICS

FUND COMPOSITION *

Percentage of Net Assets

*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposit and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph does not depict the investment in the securities lending reinvestment vehicle. The investment in the securities lending reinvestment vehicle represented 0.1% and 1.1% of the Fund’s net assets as of February 28, 2023 and August 31, 2022. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

~

“Agency Debentures” include agency securities offered by companies such as Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”), which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 10.0%

Aerospace & Defense – 0.1%
472	Airbus SE	$61,818
14,087	BAE Systems PLC	152,142
482	Dassault Aviation SA	82,861
1,168	General Dynamics Corp.	266,199
355	HEICO Corp.	58,777
413	HEICO Corp. Class A	53,752
1,376	Howmet Aerospace, Inc.	58,040
717	Huntington Ingalls Industries, Inc.	154,298
1,317	Kongsberg Gruppen ASA	54,729
698	L3Harris Technologies, Inc.	147,411
621	Lockheed Martin Corp.	294,515
290	Northrop Grumman Corp.	134,592
2,356	Raytheon Technologies Corp.	231,100
212	Rheinmetall AG	53,886
312	Safran SA	44,055
7,753	Singapore Technologies Engineering Ltd.	20,530
4,106	Textron, Inc.	297,808
732	Thales SA	102,336
472	The Boeing Co.*	95,132
92	TransDigm Group, Inc.	68,436

		2,432,417

Air Freight & Logistics – 0.1%
1,714	C.H. Robinson Worldwide, Inc.	171,331
10,499	Deutsche Post AG	444,013
573	DSV A/S	104,118
1,139	Expeditors International of Washington, Inc.	119,094
1,160	FedEx Corp.	235,735
1,410	United Parcel Service, Inc. Class B	257,311
1,555	Yamato Holdings Co. Ltd.	26,265

		1,357,867

Airlines – 0.0%
2,484	ANA Holdings, Inc.*	50,397
11,446	Deutsche Lufthansa AG*	118,589
2,964	Japan Airlines Co. Ltd.*	55,812
5,077	Qantas Airways Ltd.*	21,836
4,767	Singapore Airlines Ltd.	20,127

		266,761

Auto Components – 0.0%
255	Aptiv PLC*	29,651
3,257	BorgWarner, Inc.	163,762
1,614	Bridgestone Corp.	61,748
960	Cie Generale des Etablissements Michelin SCA	30,160
127	Lear Corp.	17,736
1,887	Sumitomo Electric Industries Ltd.	23,221
2,143	Valeo	44,520

		370,798

Automobiles – 0.1%
1,035	Bayerische Motoren Werke AG	106,776

Shares	Description	Value

Common Stocks – (continued)

Automobiles – (continued)
300	Ferrari NV	$77,834
4,966	Ford Motor Co.	59,940
763	General Motors Co.	29,559
9,361	Honda Motor Co. Ltd.	243,416
3,020	Isuzu Motors Ltd.	36,114
13,192	Mazda Motor Corp.	118,030
2,524	Mercedes-Benz Group AG	193,446
9,471	Nissan Motor Co. Ltd.	36,770
1,983	Renault SA*	88,753
7,565	Stellantis NV	132,344
7,542	Subaru Corp.	120,832
4,941	Tesla, Inc.*	1,016,413
6,789	Toyota Motor Corp.	92,531
293	Volkswagen AG	52,054
6,985	Volvo Car AB Class B*	32,933
916	Yamaha Motor Co. Ltd.	23,436

		2,461,181

Banks – 0.5%
3,306	ABN AMRO Bank NV(a)	58,338
13,897	AIB Group PLC	59,358
7,704	Australia & New Zealand Banking Group Ltd.	127,435
15,667	Banco Bilbao Vizcaya Argentaria SA	121,780
41,561	Banco Santander SA	163,642
5,538	Bank Hapoalim BM	46,321
14,802	Bank Leumi Le-Israel BM	115,078
18,726	Bank of America Corp.	642,302
5,985	Bank of Ireland Group PLC	65,937
1,831	Bank Of Montreal	173,532
2,913	Bank of Nova Scotia	143,974
355	Banque Cantonale Vaudoise	31,744
44,042	Barclays PLC	92,426
10,400	BNP Paribas SA	277,232
37,789	BOC Hong Kong Holdings Ltd.	127,891
15,305	CaixaBank SA	65,718
3,082	Canadian Imperial Bank of Commerce	140,943
6,137	Citigroup, Inc.	311,085
2,431	Citizens Financial Group, Inc.	101,519
4,901	Commerzbank AG*	59,721
3,112	Commonwealth Bank of Australia	210,243
5,383	Credit Agricole SA	65,605
3,416	Danske Bank A/S	79,331
4,329	DBS Group Holdings Ltd.	109,832
2,734	DNB Bank ASA	54,558
1,994	Erste Group Bank AG	78,270
2,099	Fifth Third Bancorp	76,194
1,688	FinecoBank Banca Fineco SpA	29,169
35	First Citizens BancShares, Inc. Class A	25,682
1,235	First Horizon Corp.	30,591
264	First Republic Bank	32,475
1,949	Hang Seng Bank Ltd.	31,703

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
34,786	HSBC Holdings PLC	$266,462
3,871	Huntington Bancshares, Inc.	59,304
21,803	Intesa Sanpaolo SpA	58,896
10,673	Israel Discount Bank Ltd. Class A	50,627
6,666	Japan Post Bank Co. Ltd.	57,586
9,358	JPMorgan Chase & Co.	1,341,472
381	KBC Group NV	28,451
4,430	KeyCorp.	81,025
188,358	Lloyds Banking Group PLC	118,954
369	M&T Bank Corp.	57,302
3,912	Mediobanca Banca di Credito Finanziario SpA	41,747
28,900	Mitsubishi UFJ Financial Group, Inc.	204,886
2,319	Mizrahi Tefahot Bank Ltd.	68,960
9,039	Mizuho Financial Group, Inc.	140,894
6,802	National Australia Bank Ltd.	136,913
2,335	National Bank of Canada	171,501
7,425	NatWest Group PLC	26,084
10,017	Nordea Bank Abp	126,938
26,306	Oversea-Chinese Banking Corp. Ltd.	247,237
3,854	Regions Financial Corp.	89,875
13,591	Resona Holdings, Inc.	74,858
4,048	Royal Bank of Canada	411,000
5,373	Shizuoka Financial Group, Inc.	42,933
523	Signature Bank	60,171
5,390	Skandinaviska Enskilda Banken AB Class A	67,437
2,298	Societe Generale SA	66,227
8,661	Standard Chartered PLC	81,952
6,587	Sumitomo Mitsui Financial Group, Inc.	287,679
1,849	Sumitomo Mitsui Trust Holdings, Inc.	68,505
178	SVB Financial Group*	51,284
7,513	Svenska Handelsbanken AB Class A	79,690
4,504	Swedbank AB Class A	92,028
3,684	The Chiba Bank Ltd.	26,974
596	The First International Bank Of Israel Ltd.	21,104
751	The PNC Financial Services Group, Inc.	118,598
5,114	The Toronto-Dominion Bank	340,496
2,883	Truist Financial Corp.	135,357
2,424	U.S. Bancorp	115,698
1,871	UniCredit SpA	38,278
5,366	United Overseas Bank Ltd.	118,941
9,035	Wells Fargo & Co.	422,567
8,485	Westpac Banking Corp.	128,305

		9,974,825

Beverages – 0.2%
2,009	Anheuser-Busch InBev SA	121,863

Shares	Description	Value

Common Stocks – (continued)

Beverages – (continued)
3,068	Asahi Group Holdings Ltd.	$108,498
1,373	Brown-Forman Corp. Class B	89,066
433	Carlsberg AS Class B	61,188
2,126	Coca-Cola Europacific Partners PLC	116,930
1,097	Coca-Cola HBC AG*	28,094
549	Constellation Brands, Inc. Class A	122,811
2,020	Davide Campari-Milano NV	22,615
3,463	Diageo PLC	146,957
1,900	Heineken Holding NV	162,543
440	Heineken NV	44,849
2,945	Keurig Dr Pepper, Inc.	101,750
4,412	Kirin Holdings Co. Ltd.	66,041
6,953	Molson Coors Beverage Co. Class B	369,830
2,387	Monster Beverage Corp.*	242,901
4,518	PepsiCo, Inc.	784,009
255	Pernod Ricard SA	53,196
186	Remy Cointreau SA	32,652
2,191	Suntory Beverage & Food Ltd.	76,858
6,581	The Coca-Cola Co.	391,635
5,431	Treasury Wine Estates Ltd.	51,081

		3,195,367

Biotechnology – 0.2%
5,675	AbbVie, Inc.	873,382
956	Amgen, Inc.	221,467
139	Argenx SE*	50,597
1,261	Biogen, Inc.*	340,293
670	BioMarin Pharmaceutical, Inc.*	66,725
672	CSL Ltd.	133,706
220	Genmab A/S*	82,775
4,868	Gilead Sciences, Inc.	392,020
693	Horizon Therapeutics PLC*	75,877
3,263	Incyte Corp.*	251,186
1,709	Moderna, Inc.*	237,226
430	Neurocrine Biosciences, Inc.*	44,333
379	Regeneron Pharmaceuticals, Inc.*	288,199
743	Seagen, Inc.*	133,510
2,602	Swedish Orphan Biovitrum AB*	59,943
220	United Therapeutics Corp.*	54,129
1,224	Vertex Pharmaceuticals, Inc.*	355,315

		3,660,683

Building Products – 0.1%
1,336	A.O. Smith Corp.	87,682
554	AGC, Inc.	20,496
357	Allegion PLC	40,237
1,075	Assa Abloy AB Class B	26,159
250	Carlisle Cos., Inc.	64,555
1,565	Carrier Global Corp.	70,472
3,299	Cie de Saint-Gobain	196,035
1,121	Fortune Brands Home & Security, Inc.	69,446
161	Geberit AG	86,891

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Building Products – (continued)
1,134	Johnson Controls International PLC	$71,125
365	Kingspan Group PLC	23,691
709	Lennox International, Inc.	180,674
5,174	Masco Corp.	271,273
2,383	Nibe Industrier AB Class B	24,640
2,939	Owens Corning	287,405
304	ROCKWOOL A/S Class B	69,020
465	Trane Technologies PLC	86,011
23,243	Xinyi Glass Holdings Ltd.	43,458

		1,719,270

Capital Markets – 0.3%
4,064	3i Group PLC	79,509
44,699	Abrdn PLC	120,429
769	Ameriprise Financial, Inc.	263,667
938	ASX Ltd.	42,844
205	BlackRock, Inc.	141,333
813	Brookfield Asset Management Ltd. Class A	27,354
1,035	Brookfield Corp.	34,437
462	Cboe Global Markets, Inc.	58,291
526	CME Group, Inc.	97,499
7,380	Daiwa Securities Group, Inc.	35,276
12,123	Deutsche Bank AG	151,141
505	Deutsche Boerse AG	88,059
320	Euronext NV(a)	23,341
638	FactSet Research Systems, Inc.	264,483
3,165	Franklin Resources, Inc.	93,273
11,418	Hargreaves Lansdown PLC	113,769
2,318	Hong Kong Exchanges & Clearing Ltd.	92,842
1,077	IGM Financial, Inc.	32,772
743	Intercontinental Exchange, Inc.	75,637
9,387	Invesco Ltd.	165,774
372	KKR & Co., Inc.	20,962
687	London Stock Exchange Group PLC	61,295
175	LPL Financial Holdings, Inc.	43,673
888	Macquarie Group Ltd.	112,760
55	MarketAxess Holdings, Inc.	18,780
1,423	Moody’s Corp.	412,884
4,469	Morgan Stanley	431,259
101	MSCI, Inc.	52,737
1,831	Nasdaq, Inc.	102,646
4,853	Nomura Holdings, Inc.	20,001
594	Northern Trust Corp.	56,590
367	Onex Corp.	19,624
148	Partners Group Holding AG	140,146
842	Raymond James Financial, Inc.	91,323
334	S&P Global, Inc.	113,961
1,726	SBI Holdings, Inc.	37,204
3,794	Schroders PLC	22,646
1,766	SEI Investments Co.	106,402
27,688	Singapore Exchange Ltd.	178,819

Shares	Description	Value

Common Stocks – (continued)

Capital Markets – (continued)
1,810	St. James’s Place PLC	$27,864
1,704	State Street Corp.	151,111
1,014	T. Rowe Price Group, Inc.	113,852
2,889	The Bank of New York Mellon Corp.	146,992
2,203	The Blackstone Group, Inc.	200,032
4,392	The Carlyle Group, Inc.	151,085
2,522	The Charles Schwab Corp.	196,514
395	TMX Group Ltd.	39,390
668	Tradeweb Markets, Inc. Class A	47,355
9,955	UBS Group AG	216,374

		5,336,011

Chemicals – 0.2%
866	Air Liquide SA	137,587
433	Air Products & Chemicals, Inc.	123,829
404	Akzo Nobel NV	29,555
185	Albemarle Corp.	47,047
385	Arkema SA	39,031
770	BASF SE	39,426
750	Celanese Corp.	87,173
866	CF Industries Holdings, Inc.	74,381
2,186	Corteva, Inc.	136,166
218	Croda International PLC	17,192
3,049	Dow, Inc.	174,403
1,181	DuPont de Nemours, Inc.	86,248
229	Eastman Chemical Co.	19,511
307	Ecolab, Inc.	48,927
52	EMS-Chemie Holding AG	39,401
838	Evonik Industries AG	17,893
501	FMC Corp.	64,704
15	Givaudan SA	45,214
8,551	ICL Group Ltd. Class G	62,058
274	International Flavors & Fragrances, Inc.	25,537
194	Koninklijke DSM NV	23,907
803	Linde PLC	279,741
1,082	LyondellBasell Industries NV Class A	103,861
8,381	Mitsubishi Chemical Holdings Corp.	48,818
2,221	Nippon Sanso Holdings Corp.	39,596
264	Nitto Denko Corp.	15,894
898	Novozymes A/S Class B	43,251
1,919	Nutrien Ltd.	149,526
1,852	OCI NV	61,519
309	PPG Industries, Inc.	40,807
831	RPM International, Inc.	73,652
271	Shin-Etsu Chemical Co. Ltd.	37,569
82	Sika AG	22,995
1,117	Solvay SA	127,592
19,124	Sumitomo Chemical Co. Ltd.	67,010
309	Symrise AG	31,570
3,956	The Mosaic Co.	210,420
870	The Sherwin-Williams Co.	192,574

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Chemicals – (continued)
3,634	Toray Industries, Inc.	$20,806
1,830	Tosoh Corp.	24,905
749	Westlake Chemical Corp.	89,236
693	Yara International ASA	32,944

		3,053,476

Commerical Services & Supplies – 0.1%
5,779	Brambles Ltd.	49,934
603	Cintas Corp.	264,397
807	Copart, Inc.*	56,861
7,952	Rentokil Initial PLC	48,914
1,120	Republic Services, Inc.	144,402
8,494	Rollins, Inc.	298,989
820	Secom Co. Ltd.	47,687
9,268	Securitas AB Class B	79,812
2,998	Toppan, Inc.	54,217
1,057	Waste Connections, Inc.	141,553
1,164	Waste Management, Inc.	174,321

		1,361,087

Communications Equipment – 0.1%
952	Arista Networks, Inc.*	132,042
11,477	Cisco Systems, Inc.	555,716
707	F5, Inc.*	101,087
3,543	Juniper Networks, Inc.	109,054
645	Motorola Solutions, Inc.	169,513
14,930	Nokia Oyj	69,074
6,541	Telefonaktiebolaget LM Ericsson Class B	36,221

		1,172,707

Construction & Engineering – 0.1%
3,201	ACS Actividades de Construccion y Servicios SA	97,040
578	AECOM	49,918
1,509	Bouygues SA	51,060
1,712	Eiffage SA	187,890
2,377	Ferrovial SA	65,976
2,133	Kajima Corp.	25,491
4,949	Obayashi Corp.	36,608
241	Quanta Services, Inc.	38,897
3,125	Shimizu Corp.	16,868
610	Skanska AB Class B	11,086
2,676	Taisei Corp.	87,246
1,972	Vinci SA	224,232
3,004	WSP Global, Inc.	377,366

		1,269,678

Construction Materials – 0.0%
1,432	CRH PLC	67,266
1,364	HeidelbergCement AG	93,642
3,249	Holcim Ltd.*	200,545
2,086	James Hardie Industries PLC	43,461
112	Martin Marietta Materials, Inc.	40,305

Shares	Description	Value

Common Stocks – (continued)

Construction Materials – (continued)
244	Vulcan Materials Co.	$44,142

		489,361

Consumer Finance – 0.1%
5,888	Ally Financial, Inc.	176,935
1,675	American Express Co.	291,433
2,011	Capital One Financial Corp.	219,360
1,855	Discover Financial Services	207,760
5,706	Synchrony Financial	203,761

		1,099,249

Containers & Packaging – 0.0%
4,842	Amcor PLC	53,940
290	Avery Dennison Corp.	52,835
268	Ball Corp.	15,064
591	CCL Industries, Inc. Class B	28,426
140	Crown Holdings, Inc.	12,111
2,711	International Paper Co.	98,653
296	Packaging Corp. of America	40,469
672	Sealed Air Corp.	32,673
923	Smurfit Kappa Group PLC	34,434
4,436	Westrock Co.	139,291

		507,896

Distributors – 0.1%
331	D’ieteren Group	64,152
2,228	Genuine Parts Co.	394,044
6,659	LKQ Corp.	381,494
644	Pool Corp.	229,818

		1,069,508

Diversified Consumer Services – 0.0%
3,676	IDP Education Ltd.	70,694

Diversified Financial Services – 0.1%
1,894	Apollo Global Management, Inc.	134,285
1,952	Berkshire Hathaway, Inc. Class B*	595,711
1,352	Element Fleet Management Corp.	19,311
4,767	Equitable Holdings, Inc.	149,779
1,786	Eurazeo SE	120,180
730	EXOR NV*	60,236
342	Groupe Bruxelles Lambert SA	28,710
1,495	Industrivarden AB Class A	41,094
1,446	Industrivarden AB Class C	39,644
2,027	Investor AB Class A	41,551
3,262	Investor AB Class B	63,010
696	L E Lundbergforetagen AB Class B	32,290
11,929	Mitsubishi HC Capital, Inc.	62,276
4,094	ORIX Corp.	73,377
1,030	Wendel SE	116,814

		1,578,268

Diversified Telecommunication Services – 0.1%
20,074	AT&T, Inc.	379,599
1,043	BCE, Inc.	46,146

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Diversified Telecommunication Services – (continued)
50,736	Bezeq The Israeli Telecommunication Corp. Ltd.	$70,227
7,991	BT Group PLC	13,397
427	Cellnex Telecom SA*(a)	16,020
11,214	Deutsche Telekom AG	251,676
1,015	Elisa Oyj	57,640
37,703	HKT Trust & HKT Ltd.	49,018
4,199	Infrastrutture Wireless Italiane SpA(a)	46,215
24,369	Koninklijke KPN NV	83,537
9,150	Liberty Global PLC Class C*	194,437
8,376	Liberty Global PLC Class A*	171,624
10,490	Nippon Telegraph & Telephone Corp.	303,967
7,333	Orange SA	83,716
31,550	Singapore Telecommunications Ltd.	55,558
25,800	Spark New Zealand Ltd.	79,659
134	Swisscom AG	82,684
25,384	Telefonica Deutschland Holding AG	77,001
31,777	Telefonica SA	129,633
3,393	Telenor ASA	38,045
32,052	Telia Co. AB	82,771
25,333	Telstra Corp. Ltd.	70,780
1,933	TELUS Corp.	38,433
3,547	United Internet AG	77,513
8,704	Verizon Communications, Inc.	337,802

		2,837,098

Electric Utilities – 0.1%
243	Acciona SA	45,782
986	Alliant Energy Corp.	50,552
1,179	American Electric Power Co., Inc.	103,717
264	BKW AG	38,537
4,683	Chubu Electric Power Co., Inc.	48,489
3,877	CK Infrastructure Holdings Ltd.	20,451
3,420	CLP Holdings Ltd.	24,186
966	Constellation Energy Corp.	72,344
1,760	Duke Energy Corp.	165,898
1,262	Edison International	83,557
4,466	EDP - Energias de Portugal SA	22,489
444	Elia Group SA	58,487
1,005	Emera, Inc.	39,810
1,399	Endesa SA	27,434
5,906	Enel SpA	33,130
689	Entergy Corp.	70,877
1,289	Evergy, Inc.	75,806
578	Eversource Energy	43,558
3,192	Exelon Corp.	128,925
2,378	FirstEnergy Corp.	94,026
859	Fortis, Inc.	33,995
2,391	Hydro One Ltd.(a)	62,049
11,168	Iberdrola SA	128,023
2,482	NextEra Energy, Inc.	176,296

Shares	Description	Value

Common Stocks – (continued)

Electric Utilities – (continued)
9,658	NRG Energy, Inc.	$316,686
9,307	Origin Energy Ltd.	49,927
2,904	PG&E Corp.*	45,360
9,797	Power Assets Holdings Ltd.	52,402
2,923	PPL Corp.	79,126
3,207	Red Electrica Corp. SA	53,200
3,917	SSE PLC	81,979
6,654	Terna - Rete Elettrica Nazionale	50,021
5,127	The Kansai Electric Power Co., Inc.	48,162
2,352	The Southern Co.	148,317
4,669	Tokyo Electric Power Co.
	Holdings, Inc.*	15,470
1,217	Xcel Energy, Inc.	78,582

		2,667,650

Electrical Equipment – 0.0%
1,873	ABB Ltd.	62,328
832	AMETEK, Inc.	117,778
824	Eaton Corp. PLC	144,142
1,065	Emerson Electric Co.	88,086
227	Hubbell, Inc.	57,100
614	Legrand SA	56,714
2,971	Mitsubishi Electric Corp.	33,386
1,423	Prysmian SpA	54,707
174	Rockwell Automation, Inc.	51,318
587	Schneider Electric SE	94,188
2,661	Sensata Technologies Holding PLC	134,593
4,245	Siemens Energy AG*	85,063

		979,403

Electronic Equipment, Instruments & Components – 0.1%
1,711	Amphenol Corp. Class A	132,637
1,294	Arrow Electronics, Inc.*	152,679
496	Azbil Corp.	12,899
537	CDW Corp.	108,699
601	Cognex Corp.	28,499
2,163	Corning, Inc.	73,434
832	Halma PLC	21,654
389	Hamamatsu Photonics Kk Common Stock	19,088
1,560	Hexagon AB Class B	17,289
200	Hirose Electric Co. Ltd.	24,453
1,577	Ibiden Co. Ltd.	54,094
63	Keyence Corp.	27,230
1,440	Keysight Technologies, Inc.*	230,342
801	Kyocera Corp.	39,422
738	Murata Manufacturing Co. Ltd.	39,503
626	Omron Corp.	33,606
579	TE Connectivity Ltd.	73,718
182	Teledyne Technologies, Inc.*	78,273
665	Trimble, Inc.*	34,620
1,037	Yokogawa Electric Corp.	15,488

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – (continued)
391	Zebra Technologies Corp. Class A*	$117,398

		1,335,025

Energy Equipment & Services – 0.0%
3,643	Baker Hughes Co.	111,476
2,273	Halliburton Co.	82,351
2,574	Schlumberger Ltd.	136,962
4,196	Tenaris SA	69,033

		399,822

Entertainment – 0.1%
1,144	Activision Blizzard, Inc.	87,230
32,886	Bollore SA	183,700
3,810	Capcom Co. Ltd.	119,902
754	Electronic Arts, Inc.	83,649
1,313	Liberty Media Corp.-Liberty Formula One Class C*	89,113
295	Live Nation Entertainment, Inc.*	21,258
548	Netflix, Inc.*	176,527
1,576	Nexon Co. Ltd.	34,187
2,019	Nintendo Co. Ltd.	75,585
1,496	Square Enix Holdings Co. Ltd.	66,683
253	Take-Two Interactive Software, Inc.*	27,716
1,380	The Walt Disney Co.*	137,462
397	Toho Co. Ltd.	13,820
1,222	Universal Music Group NV	28,792
9,887	Warner Bros Discovery, Inc.*	154,435

		1,300,059

Equity Real Estate Investment Trusts (REITs) – 0.1%
325	Alexandria Real Estate Equities, Inc.	48,679
978	American Homes 4 Rent Class A	30,338
469	American Tower Corp.	92,867
321	AvalonBay Communities, Inc.	55,379
629	Boston Properties, Inc.	41,187
961	Camden Property Trust	110,284
814	Canadian Apartment Properties REIT	29,482
23,645	CapitaLand Integrated Commercial Trust	34,013
451	Crown Castle, Inc.	58,968
15	Daiwa House REIT Investment Corp.	30,963
6,711	Dexus	37,921
316	Digital Realty Trust, Inc.	32,937
97	Equinix, Inc.	66,762
705	Equity LifeStyle Properties, Inc.	48,300
841	Equity Residential	52,579
227	Essex Property Trust, Inc.	51,770
191	Extra Space Storage, Inc.	31,448
1,346	Gaming & Leisure Properties, Inc.	72,522
192	Gecina SA	22,090

Shares	Description	Value

Common Stocks – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)
21	GLP J-REIT	$22,052
1,410	Goodman Group	18,757
1,441	Healthcare Realty Trust, Inc.	28,100
1,184	Healthpeak Properties, Inc.	28,487
4,826	Host Hotels & Resorts, Inc.	81,077
1,436	Invitation Homes, Inc.	44,889
2,073	Iron Mountain, Inc.	109,351
52	Japan Metropolitan Fund Investment Corp.	59,383
1,517	Kimco Realty Corp.	31,265
3,455	Klepierre SA*	86,167
2,753	Land Securities Group PLC	22,732
3,020	Link REIT	19,876
1,154	Medical Properties Trust, Inc.	11,886
335	Mid-America Apartment Communities, Inc.	53,634
19	Nippon Prologis REIT, Inc.	53,055
26	Nomura Real Estate Master Fund, Inc.	28,820
635	Prologis, Inc.	78,359
209	Public Storage	62,481
1,237	Realty Income Corp.	79,106
1,116	Regency Centers Corp.	70,196
147	SBA Communications Corp.	38,124
16,689	Scentre Group	33,332
362	Simon Property Group, Inc.	44,197
5,994	Stockland	15,440
764	Sun Communities, Inc.	109,359
2,846	The British Land Co. PLC	15,265
9,861	The GPT Group	31,128
1,168	UDR, Inc.	50,037
1,451	Unibail-Rodamco-Westfield*	91,685
852	Ventas, Inc.	41,450
2,933	VICI Properties, Inc.	98,343
24,768	Vicinity Ltd.	33,887
815	Welltower, Inc.	60,408
3,934	Weyerhaeuser Co.	122,937
966	WP Carey, Inc.	78,401

		2,802,155

Food & Staples Retailing – 0.3%
3,129	Aeon Co. Ltd.	58,362
3,664	Alimentation Couche-Tard, Inc.	171,882
10,877	Carrefour SA	215,032
19,625	Coles Group Ltd.	239,692
1,393	Costco Wholesale Corp.	674,463
11,664	Empire Co. Ltd. Class A	309,359
9,350	Endeavour Group Ltd.	42,902
1,837	George Weston Ltd.	230,147
7,166	HelloFresh SE*	160,536
75,786	J Sainsbury PLC	244,415
12,449	Jeronimo Martins SGPS SA	255,527
925	Kesko Oyj Class B	20,087
14,743	Koninklijke Ahold Delhaize NV	468,118
3,797	Loblaw Cos. Ltd.	324,491

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Food & Staples Retailing – (continued)
1,144	MatsukiyoCocokara & Co.	$53,163
1,273	Metro, Inc.	66,118
4,224	Seven & i Holdings Co. Ltd.	188,841
3,332	Sysco Corp.	248,467
62,479	Tesco PLC	191,397
13,204	The Kroger Co.	569,621
4,897	Walgreens Boots Alliance, Inc.	173,990
6,062	Walmart, Inc.	861,592
8,728	Welcia Holdings Co. Ltd.	191,066
10,486	Woolworths Group Ltd.	260,066

		6,219,334

Food Products – 0.2%
3,853	Ajinomoto Co., Inc.	113,691
3,717	Archer-Daniels-Midland Co.	295,873
3,575	Associated British Foods PLC	86,178
16	Barry Callebaut AG	31,858
470	Bunge Ltd.	44,885
1,425	Campbell Soup Co.	74,841
4	Chocoladefabriken Lindt & Spruengli AG	43,823
2,947	Conagra Brands, Inc.	107,300
1,828	Danone SA	102,756
3,865	General Mills, Inc.	307,306
1,685	Hormel Foods Corp.	74,780
3,735	JDE Peet’s NV	109,947
1,709	Kellogg Co.	112,691
253	Kerry Group PLC Class A	24,223
531	Kikkoman Corp.	24,827
906	Lamb Weston Holdings, Inc.	91,180
957	McCormick & Co., Inc.	71,124
646	MEIJI Holdings Co. Ltd.	29,584
3,092	Mondelez International, Inc. Class A	201,537
5,662	Nestle SA	637,941
3,633	Nisshin Seifun Group, Inc.	41,980
538	Nissin Foods Holdings Co. Ltd.	44,805
3,767	Orkla ASA	25,355
1,103	Saputo, Inc.	29,537
1,246	The Hershey Co.	296,947
1,203	The J.M. Smucker Co.	177,912
6,058	The Kraft Heinz Co.	235,899
3,643	Tyson Foods, Inc. Class A	215,811
255,035	WH Group Ltd.(a)	148,412
986	Yakult Honsha Co. Ltd.	67,212

		3,870,215

Gas Utilities – 0.0%
1,441	AltaGas Ltd.	24,733
8,739	APA Group	62,962
651	Atmos Energy Corp.	73,439
1,419	Enagas SA	25,452
22,723	Hong Kong & China Gas Co. Ltd.	21,360
2,240	Naturgy Energy Group SA	61,622
1,474	Osaka Gas Co. Ltd.	23,943

Shares	Description	Value

Common Stocks – (continued)

Gas Utilities – (continued)
8,515	Snam SpA	$41,834
2,732	Tokyo Gas Co. Ltd.	52,693
8,248	UGI Corp.	307,073

		695,111

Health Care Equipment & Supplies – 0.2%
3,607	Abbott Laboratories	366,904
456	Alcon, Inc.	31,091
377	Align Technology, Inc.*	116,681
1,170	Asahi Intecc Co. Ltd.	19,920
1,106	Baxter International, Inc.	44,185
453	Becton Dickinson & Co.	106,251
1,057	BioMerieux	103,502
3,001	Boston Scientific Corp.*	140,207
311	Carl Zeiss Meditec AG	41,455
1,157	Cochlear Ltd.	172,537
904	Coloplast A/S Class B	104,454
1,736	Demant A/S*	51,915
884	DENTSPLY SIRONA, Inc.	33,654
824	Dexcom, Inc.*	91,472
3,017	Edwards Lifesciences Corp.*	242,687
626	EssilorLuxottica SA	108,519
7,326	Fisher & Paykel Healthcare Corp. Ltd.	117,263
888	GE HealthCare Technologies, Inc.*	67,488
1,145	Getinge AB Class B	24,610
1,754	Hologic, Inc.*	139,688
2,216	Hoya Corp.	219,390
861	IDEXX Laboratories, Inc.*	407,460
412	Intuitive Surgical, Inc.*	94,509
1,022	Koninklijke Philips NV	16,686
377	Masimo Corp.*	63,076
1,250	Medtronic PLC	103,500
573	Novocure Ltd.*	44,104
6,374	Olympus Corp.	107,374
679	ResMed, Inc.	144,627
461	Siemens Healthineers AG(a)	24,060
2,611	Smith & Nephew PLC	37,255
221	Sonova Holding AG	54,352
230	STERIS PLC	43,247
1,190	Straumann Holding AG	157,765
460	Stryker Corp.	120,925
982	Sysmex Corp.	58,823
107	Teleflex, Inc.	25,491
705	Terumo Corp.	18,953
139	The Cooper Cos., Inc.	45,449
605	Zimmer Biomet Holdings, Inc.	74,941

		3,986,470

Health Care Providers & Services – 0.3%
1,617	AmerisourceBergen Corp.	251,541
1,671	Cardinal Health, Inc.	126,511
4,077	Centene Corp.*	278,867
1,735	Cigna Corp.	506,793

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – (continued)
6,061	CVS Health Corp.	$506,336
1,483	DaVita, Inc.*	121,992
763	EBOS Group Ltd.	20,888
889	Elevance Health, Inc.	417,537
4,304	Fresenius Medical Care AG & Co. KGaA	168,181
5,486	Fresenius SE & Co. KGaA	150,959
706	HCA Healthcare, Inc.	171,876
3,162	Henry Schein, Inc.*	247,616
432	Humana, Inc.	213,849
1,236	Laboratory Corp. of America Holdings	295,849
1,256	McKesson Corp.	439,361
489	Molina Healthcare, Inc.*	134,636
1,559	Quest Diagnostics, Inc.	215,703
4,558	Sonic Healthcare Ltd.	98,604
2,930	UnitedHealth Group, Inc.	1,394,504
355	Universal Health Services, Inc. Class B	47,417

		5,809,020

Health Care Technology – 0.0%
580	Contra Abiomed, Inc.*(b)	592
524	M3, Inc.	12,496
313	Veeva Systems, Inc. Class A*	51,851

		64,939

Hotels, Restaurants & Leisure – 0.2%
1,733	Aramark	63,775
1,836	Aristocrat Leisure Ltd.	44,990
124	Booking Holdings, Inc.*	312,976
224	Caesars Entertainment, Inc.*	11,370
36	Chipotle Mexican Grill, Inc.*	53,679
7,342	Compass Group PLC	169,613
515	Darden Restaurants, Inc.	73,640
892	Domino’s Pizza, Inc.	262,257
935	Entain PLC	15,269
2,005	Expedia Group, Inc.*	218,485
174	Flutter Entertainment PLC*	27,937
4,171	Galaxy Entertainment Group Ltd.	27,769
81,468	Genting Singapore Ltd.	61,628
528	Hilton Worldwide Holdings, Inc.	76,301
811	InterContinental Hotels Group PLC	54,671
6,142	La Francaise des Jeux SAEM(a)	242,440
472	Marriott International, Inc. Class A	79,881
1,358	McDonald’s Corp.	358,390
1,329	McDonald’s Holdings Co. Japan Ltd.	52,612
2,989	MGM Resorts International	128,557
445	Oriental Land Co. Ltd.	71,060
562	Restaurant Brands International, Inc.	36,265
6,879	Sands China Ltd.*	23,874
252	Sodexo SA	23,340

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
1,590	Starbucks Corp.	$162,323
46,660	The Lottery Corp. Ltd.*	162,524
119	Vail Resorts, Inc.	27,785
2,750	Yum! Brands, Inc.	349,690

		3,193,101

Household Durables – 0.1%
2,034	Barratt Developments PLC	11,436
356	Berkeley Group Holdings PLC	17,921
346	D.R. Horton, Inc.	31,998
553	Garmin Ltd.	54,266
2,088	Lennar Corp. Class A	201,993
591	Mohawk Industries, Inc.*	60,784
735	Newell Brands, Inc.	10,797
27	NVR, Inc.*	139,688
6,225	Panasonic Corp.	54,357
1,559	PulteGroup, Inc.	85,230
1,278	SEB SA	147,426
3,473	Sekisui Chemical Co. Ltd.	46,560
3,242	Sekisui House Ltd.	61,382
736	Sony Group Corp.	61,542
688	Whirlpool Corp.	94,930

		1,080,310

Household Products – 0.1%
987	Church & Dwight Co., Inc.	82,691
5,593	Colgate-Palmolive Co.	409,967
1,335	Essity AB Class B	36,008
565	Henkel AG & Co. KGaA	39,067
1,445	Kimberly-Clark Corp.	180,697
1,082	Reckitt Benckiser Group PLC	75,075
1,026	The Clorox Co.	159,481
5,628	The Procter & Gamble Co.	774,188
765	Unicharm Corp.	28,314

		1,785,488

Independent Power and Renewable Electricity Producers – 0.0%
1,070	Corp. ACCIONA Energias Renovables SA	41,485
1,123	Northland Power, Inc.	27,283
4,627	RWE AG	196,403
2,133	The AES Corp.	52,642
4,953	Vistra Corp.	108,917

		426,730

Industrial Conglomerates – 0.1%
990	3M Co.	106,663
26,389	CK Hutchison Holdings Ltd.	157,575
1,767	DCC PLC	98,133
2,666	General Electric Co.	225,837
3,116	Hitachi Ltd.	157,725
1,116	Honeywell International, Inc.	213,692
3,006	Jardine Matheson Holdings Ltd.	149,006
14,893	Keppel Corp. Ltd.	60,478
1,032	Siemens AG	157,268

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Industrial Conglomerates – (continued)
2,773	Smiths Group PLC	$58,804

		1,385,181

Insurance – 0.4%
6,908	Admiral Group PLC	182,800
6,927	Aegon NV	36,043
2,806	Aflac, Inc.	191,229
1,622	Ageas SA	73,199
11,216	AIA Group Ltd.	119,204
1,201	Allianz SE	282,011
658	American Financial Group, Inc.	88,244
3,888	American International Group, Inc.	237,596
677	Aon PLC Class A	205,842
3,046	Arch Capital Group Ltd.*	213,220
1,091	Arthur J. Gallagher & Co.	204,399
9,384	Assicurazioni Generali SpA	185,610
525	Assurant, Inc.	66,880
18,616	Aviva PLC	100,013
6,037	AXA SA	190,235
755	Baloise Holding AG	125,728
800	Brown & Brown, Inc.	44,856
1,222	Chubb Ltd.	257,866
429	Cincinnati Financial Corp.	51,780
2,532	Dai-ichi Life Holdings, Inc.	54,019
397	Erie Indemnity Co. Class A	93,450
412	Everest Re Group Ltd.	158,196
239	Fairfax Financial Holdings Ltd.	167,093
4,129	Fidelity National Financial, Inc.	164,582
4,181	Gjensidige Forsikring ASA	74,108
789	Globe Life, Inc.	96,013
4,402	Great-West Lifeco, Inc.	120,107
548	Hannover Rueck SE	106,421
2,804	iA Financial Corp., Inc.	188,235
13,087	Insurance Australia Group Ltd.	40,847
739	Intact Financial Corp.	106,157
15,079	Japan Post Holdings Co. Ltd.	134,040
5,082	Japan Post Insurance Co. Ltd.	88,235
34,153	Legal & General Group PLC	105,126
2,527	Loews Corp.	154,374
7,202	Manulife Financial Corp.	142,404
72	Markel Corp.*	95,750
1,749	Marsh & McLennan Cos., Inc.	283,583
17,262	Medibank Pvt. Ltd.	38,692
3,382	MetLife, Inc.	242,591
1,693	MS&AD Insurance Group Holdings, Inc.	55,402
371	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	127,801
3,288	NN Group NV	133,087
5,366	Phoenix Group Holdings PLC	40,878
11,416	Poste Italiane SpA(a)	123,096
8,066	Power Corp. of Canada	215,290
2,522	Principal Financial Group, Inc.	225,870
960	Prudential Financial, Inc.	96,000
5,017	QBE Insurance Group Ltd.	50,753

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
2,160	Sampo Oyj Class A	$105,149
1,102	Sompo Holdings, Inc.	47,310
2,152	Sun Life Financial, Inc.	103,996
11,150	Suncorp Group Ltd.	96,180
237	Swiss Life Holding AG	142,615
554	Swiss Re AG	57,875
798	The Allstate Corp.	102,766
2,423	The Hartford Financial Services Group, Inc.	189,672
1,774	The Progressive Corp.	254,605
952	The Travelers Cos., Inc.	176,234
4,749	Tokio Marine Holdings, Inc.	100,824
1,794	Tryg A/S	39,743
1,121	W.R. Berkley Corp.	74,199
366	Willis Towers Watson PLC	85,776
358	Zurich Insurance Group AG	169,819

		8,325,718

Interactive Media & Services – 0.3%
17,540	Alphabet, Inc. Class C*	1,583,862
17,480	Alphabet, Inc. Class A*	1,574,249
35,790	Auto Trader Group PLC(a)	255,973
931	Match Group, Inc.*	38,562
7,425	Meta Platforms, Inc. Class A*	1,298,929
4,556	Pinterest, Inc. Class A*	114,401
1,110	REA Group Ltd.	91,403
184	Scout24 SE(a)	10,084

		4,967,463

Internet & Direct Marketing Retail – 0.2%
26,260	Amazon.com, Inc.*	2,474,480
1,585	Chewy, Inc. Class A*	64,272
534	Delivery Hero SE*(a)	21,459
4,036	eBay, Inc.	185,252
1,343	Etsy, Inc.*	163,054
46	MercadoLibre, Inc.*	56,120
349	Prosus NV*	25,019
4,643	Zalando SE*(a)	183,956
10,268	ZOZO, Inc.	228,213

		3,401,825

IT Services – 0.3%
2,441	Accenture PLC Class A	648,207
1,738	Akamai Technologies, Inc.*	126,179
1,106	Automatic Data Processing, Inc.	243,121
507	Bechtle AG	21,351
222	Block, Inc.*	17,034
604	Broadridge Financial Solutions, Inc.	85,031
933	Capgemini SE	174,971
1,896	CGI, Inc.*	169,994
255	Cloudflare, Inc. Class A*	15,303
4,900	Cognizant Technology Solutions Corp. Class A	306,887
3,517	Computershare Ltd.	58,499

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

IT Services – (continued)
928	Edenred	$52,234
217	EPAM Systems, Inc.*	66,760
3,800	Fidelity National Information Services, Inc.	240,806
2,927	Fiserv, Inc.*	336,868
663	FleetCor Technologies, Inc.*	142,406
682	Fujitsu Ltd.	87,588
1,166	Gartner, Inc.*	382,226
2,526	Global Payments, Inc.	283,417
2,618	GoDaddy, Inc. Class A*	198,209
3,612	International Business Machines Corp.	467,032
725	Itochu Techno Solutions Corp.	16,134
593	Jack Henry & Associates, Inc.	97,394
1,437	Mastercard, Inc. Class A	510,552
2,323	NEC Corp.	83,136
522	Otsuka Corp.	17,597
1,624	Paychex, Inc.	179,290
1,632	PayPal Holdings, Inc.*	120,115
1,214	SCSK Corp.	17,615
138	Snowflake, Inc. Class A*	21,304
5,320	SS&C Technologies Holdings, Inc.	312,284
1,185	TIS, Inc.	29,417
1,155	VeriSign, Inc.*	227,339
2,745	Visa, Inc. Class A	603,735
545	Wix.com Ltd.	49,339

		6,409,374

Leisure Products – 0.0%
1,101	Bandai Namco Holdings, Inc.	68,032
410	Hasbro, Inc.	22,554
170	Shimano, Inc.	26,435

		117,021

Life Sciences Tools & Services – 0.1%
1,029	Agilent Technologies, Inc.	146,087
1,217	Avantor, Inc.*	29,658
53	Bio-Rad Laboratories, Inc. Class A*	25,326
222	Bio-Techne Corp.	16,126
340	Charles River Laboratories International, Inc.*	74,576
1,433	Danaher Corp.	354,710
692	Eurofins Scientific SE	48,229
79	Illumina, Inc.*	15,737
647	IQVIA Holdings, Inc.*	134,880
52	Lonza Group AG	30,973
288	Mettler-Toledo International, Inc.*	412,908
982	PerkinElmer, Inc.	122,328
1,504	QIAGEN NV*	69,228
222	Sartorius Stedim Biotech	72,305
892	Thermo Fisher Scientific, Inc.	483,250
844	Waters Corp.*	262,391

Shares	Description	Value

Common Stocks – (continued)

Life Sciences Tools & Services – (continued)
261	West Pharmaceutical Services, Inc.	$82,745

		2,381,457

Machinery – 0.2%
891	Alfa Laval Ab Common Stock Sek2.84	29,307
1,314	Alstom SA	38,564
5,204	Atlas Copco AB Class A	61,783
2,470	Atlas Copco AB Class B	26,020
793	Caterpillar, Inc.	189,963
8,166	CNH Industrial NV	133,860
676	Cummins, Inc.	164,322
809	Daimler Truck Holding AG*	25,624
391	Deere & Co.	163,923
659	Dover Corp.	98,784
1,651	Epiroc AB Class A	31,729
1,494	Epiroc AB Class B	24,579
1,375	Fortive Corp.	91,657
1,223	GEA Group AG	53,763
518	Graco, Inc.	36,022
616	Hoshizaki Corp.	21,838
399	IDEX Corp.	89,767
919	Illinois Tool Works, Inc.	214,274
1,224	Ingersoll Rand, Inc.	71,078
992	Knorr-Bremse AG	67,421
1,374	Komatsu Ltd.	32,873
444	Kone Oyj Class B	23,058
1,258	Kubota Corp.	18,988
4,985	Metso Outotec Oyj	53,034
3,451	MISUMI Group, Inc.	82,063
2,801	Mitsubishi Heavy Industries Ltd.	103,216
1,679	NGK Insulators Ltd.	22,287
288	Nordson Corp.	63,256
1,561	Otis Worldwide Corp.	132,092
1,215	PACCAR, Inc.	87,723
584	Parker-Hannifin Corp.	205,480
674	Pentair PLC	37,704
164	Rational AG	108,780
1,093	Sandvik AB	22,485
325	Schindler Holding AG	71,637
223,428	Sembcorp Marine Ltd.*	21,026
1,366	Snap-on, Inc.	339,697
119	Spirax-Sarco Engineering PLC	16,712
137	Stanley Black & Decker, Inc.	11,729
10,758	Techtronic Industries Co. Ltd.	107,142
423	The Toro Co.	46,717
262	Toyota Industries Corp.	15,372
98	VAT Group AG(a)	29,581
2,379	Volvo AB Class B	47,602
1,324	Volvo AB Class A	27,563
2,010	Westinghouse Air Brake Technologies Corp.	209,703
571	Xylem, Inc.	58,613

		3,630,411

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Marine – 0.1%
77	AP Moller - Maersk A/S Class B	$179,360
79	AP Moller - Maersk A/S Class A	180,570
1,000	Kuehne & Nagel International AG	256,037
5,310	Mitsui OSK Lines Ltd.	138,698
6,555	Nippon Yusen KK	170,384
36,556	SITC International Holdings Co.
	Ltd.	76,473

		1,001,522

Media – 0.1%
340	Charter Communications, Inc. Class A*	124,987
11,597	Comcast Corp. Class A	431,061
13,388	CyberAgent, Inc.	114,465
2,322	Dentsu Group, Inc.	74,463
5,971	Fox Corp. Class A	209,104
6,058	Fox Corp. Class B	195,371
7,044	Hakuhodo DY Holdings, Inc.	78,527
376	Liberty Broadband Corp. Class C*	32,588
4,541	Liberty Media Corp.-Liberty Formula One Class A*	147,083
4,473	Liberty Media Corp.-Liberty Formula One Class C*	144,120
11,049	News Corp. Class A	189,490
1,436	Omnicom Group, Inc.	130,059
2,938	Pearson PLC	32,499
2,256	Publicis Groupe SA	179,097
1,596	Quebecor, Inc. Class B	37,757
686	Shaw Communications, Inc. Class B	19,874
13,529	Sirius XM Holdings, Inc.	59,392
3,477	The Interpublic Group of Cos., Inc.	123,573
349	The Trade Desk, Inc. Class A*	19,530
579	ViacomCBS, Inc. Class B	12,402
7,223	Vivendi SE	74,330
6,461	WPP PLC	79,465

		2,509,237

Metals & Mining – 0.2%
1,898	Alcoa Corp.	92,888
3,462	Anglo American PLC	119,628
7,927	ArcelorMittal SA	237,884
10,001	BHP Group Ltd.	302,681
14,919	BlueScope Steel Ltd.	190,884
904	Boliden AB	37,007
5,754	Cleveland-Cliffs, Inc.*	122,733
4,556	First Quantum Minerals Ltd.	99,534
11,709	Fortescue Metals Group Ltd.	167,789
1,921	Freeport-McMoRan, Inc.	78,703
37,566	Glencore PLC	223,963
4,426	IGO Ltd.	38,907
1,869	JFE Holdings, Inc.	23,191
10,225	Lundin Mining Corp.	63,621
1,122	Mineral Resources Ltd.	61,966
559	Newmont Corp.	24,378

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – (continued)
2,511	Nippon Steel Corp.	$56,115
13,146	Norsk Hydro ASA	95,687
3,342	Northern Star Resources Ltd.	23,325
2,290	Nucor Corp.	383,438
16,229	Pilbara Minerals Ltd.*	45,223
97	Reliance Steel & Aluminum Co.	24,041
2,117	Rio Tinto Ltd.	165,452
2,912	Rio Tinto PLC	199,835
55,641	South32 Ltd.	161,661
1,884	Steel Dynamics, Inc.	237,591
1,873	Teck Resources Ltd. Class B	74,769

		3,352,894

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
4,795	Annaly Capital Management, Inc.	99,161

Multiline Retail – 0.1%
187	Canadian Tire Corp. Ltd. Class A	23,310
1,125	Dollar General Corp.	243,338
1,919	Dollar Tree, Inc.*	278,792
3,134	Dollarama, Inc.	181,035
2,166	Next PLC	178,179
2,489	Target Corp.	419,397
7,446	Wesfarmers Ltd.	241,041

		1,565,092

Multi-Utilities – 0.1%
879	Ameren Corp.	72,702
1,892	Canadian Utilities Ltd. Class A	49,626
3,338	CenterPoint Energy, Inc.	92,863
890	CMS Energy Corp.	52,483
982	Consolidated Edison, Inc.	87,742
1,390	Dominion Energy, Inc.	77,312
697	DTE Energy Co.	76,468
4,056	E.ON SE	44,255
6,753	Engie SA	98,549
5,697	National Grid PLC	71,496
2,108	NiSource, Inc.	57,822
1,180	Public Service Enterprise Group, Inc.	71,307
783	Sempra Energy	117,419
1,431	Veolia Environnement SA	42,707
818	WEC Energy Group, Inc.	72,524

		1,085,275

Oil, Gas & Consumable Fuels – 0.4%
1,678	Aker BP ASA	45,039
1,738	Ampol Ltd.	38,317
1,584	Apa Corp.	60,794
6,150	ARC Resources Ltd.	66,976
55,692	BP PLC	365,982
2,305	Cabot Oil & Gas Corp.	57,556
1,322	Cameco Corp.	36,138
2,926	Canadian Natural Resources Ltd.	165,353
11,409	Cenovus Energy, Inc.	210,370
936	Cheniere Energy, Inc.	147,270

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
321	Chesapeake Energy Corp.	$25,940
4,111	Chevron Corp.	660,925
3,217	ConocoPhillips	332,477
1,718	Devon Energy Corp.	92,635
630	Diamondback Energy, Inc.	88,565
4,352	Enbridge, Inc.	163,268
13,815	ENEOS Holdings, Inc.	47,494
13,967	Eni SpA	197,270
1,158	EOG Resources, Inc.	130,877
2,424	EQT Corp.	80,428
4,815	Equinor ASA	147,403
9,550	Exxon Mobil Corp.	1,049,640
701	Hess Corp.	94,425
508	HF Sinclair Corp.	25,258
2,107	Idemitsu Kosan Co. Ltd.	46,631
3,549	Imperial Oil Ltd.	175,538
15,883	Inpex Corp.	166,523
11,859	Kinder Morgan, Inc.	202,315
3,179	Marathon Oil Corp.	79,952
2,580	Marathon Petroleum Corp.	318,888
1,129	Neste Oyj	54,453
6,010	Occidental Petroleum Corp.	351,946
2,862	OMV AG	139,401
1,413	ONEOK, Inc.	92,481
585	Ovintiv, Inc.	25,020
1,692	Pembina Pipeline Corp.	55,553
1,022	Phillips 66	104,816
391	Pioneer Natural Resources Co.	78,360
12,720	Repsol SA	201,165
18,992	Santos Ltd.	88,681
21,800	Shell PLC	660,287
2,128	Suncor Energy, Inc.	71,521
1,136	Targa Resources Corp.	84,178
997	TC Energy Corp.	39,683
25	Texas Pacific Land Corp.	44,505
3,809	The Williams Cos., Inc.	114,651
4,690	TotalEnergies SE	289,392
1,233	Tourmaline Oil Corp.	54,037
1,334	Valero Energy Corp.	175,728
1,747	Washington H Soul Pattinson & Co. Ltd.	34,174
2,801	Woodside Energy Group Ltd.	67,868

		8,148,147

Paper & Forest Products – 0.0%
475	Holmen AB Class B	19,179
2,470	Mondi PLC	41,509
5,690	Oji Holdings Corp.	23,088
5,608	Stora Enso Oyj Class R	79,285
1,908	Svenska Cellulosa AB SCA Class B	26,627
1,299	UPM-Kymmene Oyj	47,071
2,474	West Fraser Timber Co. Ltd.	185,845

		422,604

Shares	Description	Value

Common Stocks – (continued)

Personal Products – 0.1%
619	Beiersdorf AG	$73,875
27,566	Haleon PLC*	106,671
688	Kao Corp.	25,629
323	Kobayashi Pharmaceutical Co. Ltd.	19,445
761	Kose Corp.	86,036
1,303	L’Oreal SA	515,041
4,565	Shiseido Co. Ltd.	210,344
1,685	The Estee Lauder Cos., Inc. Class A	409,539
3,086	Unilever PLC	153,644

		1,600,224

Pharmaceuticals – 0.5%
9,414	Astellas Pharma, Inc.	132,197
2,815	AstraZeneca PLC	366,733
2,193	Bayer AG	130,223
8,268	Bristol-Myers Squibb Co.	570,161
163	Catalent, Inc.*	11,120
2,849	Chugai Pharmaceutical Co. Ltd.	70,876
2,565	Daiichi Sankyo Co. Ltd.	80,788
1,649	Eisai Co. Ltd.	89,067
12,305	Elanco Animal Health, Inc.*	141,138
2,536	Eli Lilly & Co.	789,254
10,909	GSK PLC	186,881
5,885	Hikma Pharmaceuticals PLC	122,782
4,397	Ipsen SA	502,395
2,106	Jazz Pharmaceuticals PLC*	295,682
7,456	Johnson & Johnson	1,142,707
494	Kyowa Kirin Co. Ltd.	10,572
6,487	Merck & Co., Inc.	689,179
378	Merck KGaA	71,628
313	Nippon Shinyaku Co. Ltd.	14,017
4,432	Novartis AG	372,998
5,392	Novo Nordisk A/S Class B	761,648
3,015	Ono Pharmaceutical Co. Ltd.	61,409
4,616	Orion Oyj Class B	217,511
2,096	Otsuka Holdings Co. Ltd.	63,500
16,252	Pfizer, Inc.	659,344
1,763	Recordati Industria Chimica e Farmaceutica SpA	74,763
2,376	Roche Holding AG	688,610
1,668	Royalty Pharma PLC Class A	59,798
2,942	Sanofi	275,072
7,417	Takeda Pharmaceutical Co. Ltd.	228,624
22,590	Teva Pharmaceutical Industries Ltd. ADR*	223,867
1,681	UCB SA	144,513
28,638	Viatris, Inc.	326,473
1,332	Zoetis, Inc.	222,444

		9,797,974

Professional Services – 0.1%
441	Adecco Group AG	15,724
891	BayCurrent Consulting, Inc.	34,979

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Professional Services – (continued)
1,223	Booz Allen Hamilton Holding Corp.	$115,855
1,794	Bureau Veritas SA	51,248
403	CoStar Group, Inc.*	28,477
119	Equifax, Inc.	24,101
1,251	Experian PLC	42,176
642	Intertek Group PLC	32,224
406	Jacobs Solutions, Inc.	48,517
2,349	Leidos Holdings, Inc.	228,017
7,843	Persol Holdings Co. Ltd.	157,083
2,462	Randstad NV	151,069
7,422	Recruit Holdings Co. Ltd.	199,027
6,359	RELX PLC	191,759
4,252	Robert Half International, Inc.	342,796
125	SGS SA	286,542
112	Teleperformance	29,074
364	Thomson Reuters Corp.	44,085
312	TransUnion	20,414
325	Verisk Analytics, Inc.	55,611
1,605	Wolters Kluwer NV	185,807

		2,284,585

Real Estate Management & Development – 0.1%
390	Azrieli Group Ltd.	21,887
3,577	CBRE Group, Inc. Class A*	304,546
7,152	City Developments Ltd.	40,912
26,505	CK Asset Holdings Ltd.	166,240
972	Daito Trust Construction Co. Ltd.	91,561
705	Daiwa House Industry Co. Ltd.	16,272
398	FirstService Corp.	54,562
4,334	Henderson Land Development Co. Ltd.	15,213
3,931	Hongkong Land Holdings Ltd.	17,983
2,516	Hulic Co. Ltd.	20,024
2,490	Mitsubishi Estate Co. Ltd.	30,951
1,295	Mitsui Fudosan Co. Ltd.	24,681
32,528	New World Development Co. Ltd.	88,547
799	Nomura Real Estate Holdings, Inc.	17,813
49,852	Sino Land Co. Ltd.	63,928
6,090	Sun Hung Kai Properties Ltd.	83,229
8,133	Swire Pacific Ltd. Class A	66,371
474	Swiss Prime Site AG	39,942
7,078	UOL Group Ltd.	35,845
7,440	Wharf Real Estate Investment Co. Ltd.	40,792
1,801	Zillow Group, Inc. Class C*	75,642

		1,316,941

Road & Rail – 0.1%
558	AMERCO	31,042
18,869	Aurizon Holdings Ltd.	41,930
988	Canadian National Railway Co.	112,528
1,212	Canadian Pacific Railway Ltd.	92,048
323	Central Japan Railway Co.	36,265
3,357	CSX Corp.	102,355

Shares	Description	Value

Common Stocks – (continued)

Road & Rail – (continued)
715	East Japan Railway Co.	$36,110
1,964	Hankyu Hanshin Holdings, Inc.	55,890
264	J.B. Hunt Transport Services, Inc.	47,729
794	Keisei Electric Railway Co. Ltd.	22,951
2,734	Kintetsu Group Holdings Co. Ltd.	82,825
5,699	Knight-Swift Transportation Holdings, Inc.	323,931
7,486	MTR Corp. Ltd.	37,724
370	Norfolk Southern Corp.	83,183
376	Old Dominion Freight Line, Inc.	127,562
182	TFI International, Inc.	22,209
2,306	Tobu Railway Co. Ltd.	51,484
2,549	Tokyu Corp.	30,708
533	Union Pacific Corp.	110,480
454	West Japan Railway Co.	17,621

		1,466,575

Semiconductors & Semiconductor Equipment – 0.4%
4,290	Advanced Micro Devices, Inc.*	337,108
1,717	Advantest Corp.	136,104
820	Analog Devices, Inc.	150,445
3,310	Applied Materials, Inc.	384,457
149	ASM International NV	50,789
770	ASML Holding NV	474,594
1,065	Broadcom, Inc.	632,919
264	Enphase Energy, Inc.*	55,580
214	First Solar, Inc.*	36,197
795	Infineon Technologies AG	28,124
4,810	Intel Corp.	119,913
467	KLA Corp.	177,171
447	Lam Research Corp.	217,247
1,348	Marvell Technology, Inc.	60,862
2,172	Microchip Technology, Inc.	175,997
4,531	Micron Technology, Inc.	261,982
263	Monolithic Power Systems, Inc.	127,368
6,115	NVIDIA Corp.	1,419,658
1,145	NXP Semiconductors NV	204,360
6,209	ON Semiconductor Corp.*	480,639
1,955	Qorvo, Inc.*	197,240
3,510	QUALCOMM, Inc.	433,590
7,939	Renesas Electronics Corp.*	102,552
968	Skyworks Solutions, Inc.	108,000
1,657	STMicroelectronics NV	79,373
3,036	Sumco Corp.	41,892
2,163	Teradyne, Inc.	218,766
3,481	Texas Instruments, Inc.	596,818
377	Tokyo Electron Ltd.	129,349
761	Tower Semiconductor Ltd.*	31,129

		7,470,223

Software – 0.6%
1,518	Adobe, Inc.*	491,756
108	ANSYS, Inc.*	32,790
895	Atlassian Corp. PLC Class A	147,075
870	Autodesk, Inc.*	172,860

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
2,114	Black Knight, Inc.*	$125,994
2,856	Cadence Design Systems, Inc.*	551,037
336	Ceridian HCM Holding, Inc.*	24,504
504	Check Point Software Technologies Ltd.*	62,355
264	Constellation Software, Inc.	453,929
126	Crowdstrike Holdings, Inc. Class A*	15,207
1,730	Dassault Systemes SE	66,761
633	Datadog, Inc. Class A*	48,437
2,515	DocuSign, Inc.*	154,295
10,926	Dropbox, Inc. Class A*	222,890
447	Fair Isaac Corp.*	302,793
4,095	Fortinet, Inc.*	243,407
279	HubSpot, Inc.*	107,934
984	Intuit, Inc.	400,665
792	Lumine Group, Inc.*	8,109
21,879	Microsoft Corp.	5,457,060
2,712	Nemetschek SE	153,580
7,169	NortonLifeLock, Inc.	139,867
797	Open Text Corp.	27,435
3,226	Oracle Corp.	270,643
1,143	Palo Alto Networks, Inc.*	215,307
68	Paycom Software, Inc.*	19,656
621	PTC, Inc.*	77,830
226	Roper Technologies, Inc.	97,225
2,108	Salesforce, Inc.*	344,890
1,629	SAP SE	185,072
603	ServiceNow, Inc.*	260,599
295	Splunk, Inc.*	30,238
477	Synopsys, Inc.*	173,514
20,634	The Sage Group PLC	185,915
696	Trend Micro, Inc.	32,726
95	Tyler Technologies, Inc.*	30,519
1,670	VMware, Inc. Class A*	183,917
1,138	WiseTech Global Ltd.	48,090
326	Workday, Inc. Class A*	60,463
478	Xero Ltd.*	24,896
822	Zoom Video Communications, Inc. Class A*	61,313
104	Zscaler, Inc.*	13,640

		11,727,193

Specialty Retail – 0.3%
1,267	Advance Auto Parts, Inc.	183,664
291	AutoZone, Inc.*	723,583
6,002	Bath & Body Works, Inc.	245,302
4,587	Best Buy Co., Inc.	381,226
622	Burlington Stores, Inc.*	133,263
2,144	CarMax, Inc.*	148,022
258	Fast Retailing Co. Ltd.	50,933
13,824	Hennes & Mauritz AB Class B	174,188
128	Hikari Tsushin, Inc.	18,579
5,319	Industria de Diseno Textil SA	163,861
85,865	JD Sports Fashion PLC	186,942

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
25,178	Kingfisher PLC	$87,075
3,804	Lowe’s Cos., Inc.	782,673
396	Nitori Holdings Co. Ltd.	44,750
686	O’Reilly Automotive, Inc.*	569,449
1,129	Ross Stores, Inc.	124,800
3,768	The Home Depot, Inc.	1,117,363
4,661	The TJX Cos., Inc.	357,033
1,747	Tractor Supply Co.	407,505
855	Ulta Beauty, Inc.*	443,574
2,855	USS Co. Ltd.	46,318

		6,390,103

Technology Hardware, Storage & Peripherals – 0.5%
49,864	Apple, Inc.	7,350,452
4,598	Brother Industries Ltd.	67,632
3,765	Canon, Inc.	81,031
772	Dell Technologies, Inc. Class C	31,374
496	FUJIFILM Holdings Corp.	23,139
17,300	Hewlett Packard Enterprise Co.	270,053
7,174	HP, Inc.	211,776
1,860	Logitech International SA	101,594
2,434	NetApp, Inc.	157,115
10,223	Ricoh Co. Ltd.	79,422
1,472	Seagate Technology Holdings PLC	95,032
3,609	Seiko Epson Corp.	49,760
814	Western Digital Corp.*	31,323

		8,549,703

Textiles, Apparel & Luxury Goods – 0.2%
1,253	Adidas AG	187,132
9,321	Burberry Group PLC	276,783
579	Cie Financiere Richemont SA Class A	87,485
212	Hermes International	383,748
231	Kering SA	135,440
1,006	Lululemon Athletica, Inc.*	311,055
728	LVMH Moet Hennessy Louis Vuitton SE	605,206
2,341	Moncler SpA	142,698
3,360	NIKE, Inc. Class B	399,134
1,528	Pandora A/S	144,738
2,198	Puma SE	139,912
2,227	The Swatch Group AG	237,101
2,803	VF Corp.	69,570

		3,120,002

Tobacco – 0.1%
3,433	Altria Group, Inc.	159,394
6,703	British American Tobacco PLC	253,680
4,561	Imperial Brands PLC	109,880
4,309	Japan Tobacco, Inc.	87,625
5,752	Philip Morris International, Inc.	559,670

		1,170,249

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Trading Companies & Distributors – 0.1%
1,537	AerCap Holdings NV*	$95,970
551	Ashtead Group PLC	36,459
795	Brenntag SE	59,882
3,034	Bunzl PLC	108,104
7,976	Fastenal Co.	411,243
596	Ferguson PLC	85,884
96	IMCD NV	15,196
5,486	ITOCHU Corp.	163,980
23,125	Marubeni Corp.	295,215
5,199	Mitsubishi Corp.	176,616
6,990	Mitsui & Co. Ltd.	196,180
12,169	MonotaRO Co. Ltd.	165,515
1,749	Reece Ltd.	19,367
6,369	Sumitomo Corp.	108,545
744	Toromont Industries Ltd.	61,363
213	United Rentals, Inc.	99,797
848	W.W. Grainger, Inc.	566,829

		2,666,145

Transportation Infrastructure – 0.0%
3,912	Getlink SE	65,702
9,362	Transurban Group	89,086

		154,788

Water Utilities – 0.0%
420	American Water Works Co., Inc.	58,960
880	Essential Utilities, Inc.	37,646
1,516	Severn Trent PLC	50,072
3,834	United Utilities Group PLC	46,815

		193,493

Wireless Telecommunication Services – 0.0%
6,872	KDDI Corp.	201,060
799	Rogers Communications, Inc. Class B	38,167
9,217	SoftBank Corp.	103,976
3,231	SoftBank Group Corp.	130,666
5,009	Tele2 AB Class B	46,042
1,228	T-Mobile US, Inc.*	174,597
142,211	Vodafone Group PLC	170,280

		864,788

TOTAL COMMON STOCKS (Cost $134,802,543)		$189,474,402

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%

Auto Manufacturers – 0.0%
Bayerische Motoren Werke AG
1,035	6.496%	$98,031

Shares	Dividend Rate	Value

Preferred Stocks – (continued)

Auto Manufacturers – (continued)
Volkswagen AG
541	20.610%	$73,644

		171,675

Electronics – 0.0%
Sartorius AG
112	0.313	47,574

Household Products – 0.0%
Henkel AG & Co. KGaA
615	2.691	44,740

TOTAL PREFERRED STOCKS (Cost $271,875)		$263,989

Units	Expiration Date	Value

Rights* – 0.0%

Link REIT
604	03/21/23	$574

(Cost $—)

Shares	Description	Value

Exchange Traded Funds – 76.0%
749,848	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(c)	$21,693,103
5,802,785	Goldman Sachs MarketBeta International Equity ETF(c)	286,850,812
5,281,772	Goldman Sachs MarketBeta U.S. Equity ETF(c)	285,215,688
4,719,058	iShares Core MSCI Emerging Markets ETF	223,447,396
1,343,708	iShares MSCI EAFE ETF	93,186,150
1,602,310	iShares MSCI EAFE Small-Cap ETF	94,888,798
1,185,057	Vanguard S&P 500 ETF	431,491,104

TOTAL EXCHANGE TRADED FUNDS (Cost $1,220,152,431)		$1,436,773,051

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2023 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(c) – 9.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
173,203,415	4.475%	$ 173,203,415
(Cost $ 173,203,415)

TOTAL INVESTMENTS – 95.2%
(Cost $ 1,528,430,264)		$1,799,715,431

OTHER ASSETS IN EXCESS OF
LIABILITIES – 4.8%		89,856,820

NET ASSETS – 100.0%		$1,889,572,251

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated fund.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CAD	4,960,000	USD	3,625,808	03/15/23	$9,669
	USD	26,573,043	AUD	39,220,000	03/15/23	166,696
	USD	35,501,116	CHF	32,990,000	03/15/23	414,094
	USD	10,051,608	DKK	70,410,000	03/15/23	35,096
	USD	117,660,914	EUR	110,820,000	03/15/23	336,117
	USD	53,972,847	GBP	44,090,000	03/15/23	924,456
	USD	10,115,404	HKD	78,800,000	03/15/23	68,362
	USD	1,676,190	ILS	5,720,000	03/15/23	109,809
	USD	75,381,969	JPY	10,133,000,000	03/15/23	797,960
	USD	2,514,702	NOK	25,050,000	03/15/23	100,560
	USD	701,323	NZD	1,100,000	03/15/23	21,194
	USD	12,037,890	SEK	124,200,000	03/15/23	163,616
	USD	376,525	SGD	500,000	03/15/23	5,585

TOTAL						$3,153,214

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CAD	21,960,000	USD	16,113,014	03/15/23	$(17,234)
	HKD	1,560,000	USD	199,185	03/15/23	(285)
	ILS	40,000	USD	11,546	03/15/23	(592)
	NOK	150,000	USD	14,549	03/15/23	(93)
	USD	1,738,159	AUD	2,590,000	03/15/23	(5,656)
	USD	411,787	SEK	4,350,000	03/15/23	(4,100)
	USD	4,256,220	SGD	5,760,000	03/15/23	(17,017)

TOTAL						$(44,977)

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At February 28, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	1,608	03/17/23	$152,687,640	$7,077,713
S&P 500 E-Mini Index	678	03/17/23	134,769,450	(758,591)
S&P Toronto Stock Exchange 60 Index	316	03/16/23	56,349,667	300,833

TOTAL FUTURES CONTRACTS				$6,619,955

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts Calls
Call CHF/PUT NOK	MS & Co. Int. PLC	12.548%	11/22/2023	11,050,000	$11,050,000	$115,527	$ 206,827	$ (91,300)
Call CHF/PUT SEK	MS & Co. Int. PLC	13.122	10/16/2023	25,640,000	25,640,000	85,372	484,833	(399,461)
Call JPY /PUT KRW	MS & Co. Int. PLC	11.390	11/20/2023	1,012,141,000	1,012,141,000	68,249	130,775	(62,526)
Call USD/PUT CAD	MS & Co. Int. PLC	1.456	11/17/2023	23,392,000	23,392,000	152,282	249,359	(97,077)
Call USD/PUT KRW	MS & Co. Int. PLC	1,508.000	11/21/2023	8,474,000	8,474,000	56,589	126,686	(70,097)
Call USD/PUT MXN	MS & Co. Int. PLC	23.942	11/20/2023	15,110,000	15,110,000	71,304	244,873	(173,569)
Call USD/PUT NOK	MS & Co. Int.
	PLC	11.785	11/20/2023	7,004,000	7,004,000	77,324	122,920	(45,596)

Total Calls				1,102,811,000	$1,102,811,000	$ 626,647	$1,566,273	$ (939,626)

Puts
PUT AUD/CALL JPY	MS & Co. Int. PLC	77.470	10/16/2023	27,634,000	27,634,000	164,119	398,360	(234,241)
PUT CAD/CALL JPY	MS & Co. Int. PLC	89.940	11/20/2023	15,915,000	15,915,000	197,687	173,512	24,175
PUT NZD/CALL USD	MS & Co. Int. PLC	0.546	11/23/2023	34,709,000	34,709,000	192,222	392,456	(200,234)

Total Puts				78,258,000	$78,258,000	$554,028	$ 964,328	$ (410,300)

Total purchased option contracts				1,181,069,000	$1,181,069,000	$1,180,675	$2,530,601	$(1,349,926)

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts Calls
Euro Stoxx 50 Index	$4,025.000	03/17/2023	(8)	$(3,220,000)	$(19,902)	$(4,494)	$ (15,408)
Euro Stoxx 50 Index	4,050.000	03/17/2023	(14)	(5,670,000)	(31,496)	(6,155)	(25,341)
Euro Stoxx 50 Index	4,150.000	03/17/2023	(22)	(9,130,000)	(29,971)	(11,720)	(18,251)
Euro Stoxx 50 Index	4,275.000	03/17/2023	(37)	(15,817,500)	(18,707)	(16,057)	(2,650)
Euro Stoxx 50 Index	4,300.000	03/17/2023	(31)	(13,330,000)	(11,935)	(15,441)	3,506
Euro Stoxx 50 Index	4,325.000	03/17/2023	(28)	(12,110,000)	(7,967)	(8,411)	444
Euro Stoxx 50 Index	4,375.000	03/17/2023	(33)	(14,437,500)	(4,747)	(7,551)	2,804
Euro Stoxx 50 Index	4,425.000	03/17/2023	(7)	(3,097,500)	(466)	(1,315)	849
Euro Stoxx 50 Index	4,325.000	04/21/2023	(2)	(865,000)	(1,341)	(1,033)	(308)
Euro Stoxx 50 Index	4,375.000	04/21/2023	(10)	(4,375,000)	(4,643)	(3,781)	(862)
Euro Stoxx 50 Index	4,425.000	04/21/2023	(81)	(35,842,500)	(24,845)	(24,940)	95
Euro Stoxx 50 Index	4,475.000	04/21/2023	(32)	(14,320,000)	(6,194)	(10,687)	4,493
Euro Stoxx 50 Index	4,400.000	05/19/2023	(2)	(880,000)	(863)	(780)	(83)
FTSE 100 Index	7,750.000	03/17/2023	(5)	(3,875,000)	(9,563)	(4,050)	(5,513)
FTSE 100 Index	7,850.000	03/17/2023	(5)	(3,925,000)	(5,413)	(4,690)	(723)
FTSE 100 Index	7,925.000	03/17/2023	(6)	(4,755,000)	(3,717)	(3,354)	(363)
FTSE 100 Index	7,950.000	03/17/2023	(4)	(3,180,000)	(1,997)	(2,938)	941
FTSE 100 Index	7,975.000	03/17/2023	(8)	(6,380,000)	(3,176)	(5,030)	1,854
FTSE 100 Index	8,025.000	03/17/2023	(7)	(5,617,500)	(1,642)	(5,601)	3,959
FTSE 100 Index	8,050.000	03/17/2023	(3)	(2,415,000)	(541)	(1,026)	485
FTSE 100 Index	8,125.000	03/17/2023	(1)	(812,500)	(72)	(374)	302
FTSE 100 Index	8,000.000	04/21/2023	(2)	(1,600,000)	(1,889)	(1,410)	(479)
FTSE 100 Index	8,025.000	04/21/2023	(4)	(3,210,000)	(3,296)	(3,537)	241
FTSE 100 Index	8,125.000	04/21/2023	(13)	(10,562,500)	(5,864)	(7,430)	1,566
FTSE 100 Index	8,200.000	04/21/2023	(7)	(5,740,000)	(1,895)	(4,435)	2,540
Nikkei 225 Index	26,750.000	03/10/2023	(5)	(13,375,000)	(28,460)	(15,302)	(13,158)
Nikkei 225 Index	27,250.000	03/10/2023	(5)	(13,625,000)	(12,853)	(6,405)	(6,448)
Nikkei 225 Index	27,375.000	03/10/2023	(3)	(8,212,500)	(6,280)	(6,437)	157
Nikkei 225 Index	27,500.000	03/10/2023	(4)	(11,000,000)	(6,316)	(9,019)	2,703
Nikkei 225 Index	27,625.000	03/10/2023	(3)	(8,287,500)	(3,305)	(7,107)	3,802
Nikkei 225 Index	28,000.000	03/10/2023	(2)	(5,600,000)	(749)	(3,916)	3,167
Nikkei 225 Index	28,125.000	03/10/2023	(3)	(8,437,500)	(727)	(5,396)	4,669
Nikkei 225 Index	28,250.000	03/10/2023	(1)	(2,825,000)	(154)	(1,207)	1,053
Nikkei 225 Index	29,500.000	03/10/2023	(1)	(2,950,000)	(7)	(1,238)	1,231
Nikkei 225 Index	27,625.000	04/14/2023	(1)	(2,762,500)	(2,644)	(2,905)	261
Nikkei 225 Index	28,000.000	04/14/2023	(4)	(11,200,000)	(7,051)	(6,596)	(455)
Nikkei 225 Index	28,125.000	04/14/2023	(9)	(25,312,500)	(13,220)	(18,733)	5,513
Nikkei 225 Index	28,250.000	04/14/2023	(2)	(5,650,000)	(2,497)	(4,977)	2,480
Nikkei 225 Index	28,375.000	04/14/2023	(5)	(14,187,500)	(5,325)	(10,192)	4,867
Nikkei 225 Index	28,250.000	05/12/2023	(2)	(5,650,000)	(4,847)	(4,399)	(448)
S&P 500 Index	4,175.000	03/01/2023	(24)	(10,020,000)	(60)	(76,246)	76,186
S&P 500 Index	4,300.000	03/08/2023	(24)	(10,320,000)	(120)	(42,387)	42,267
S&P 500 Index	4,250.000	03/15/2023	(25)	(10,625,000)	(2,313)	(57,961)	55,648
S&P 500 Index	4,125.000	03/22/2023	(26)	(10,725,000)	(46,930)	(91,425)	44,495
S&P 500 Index	4,050.000	03/31/2023	(1)	(405,000)	(5,155)	(8,449)	3,294
S&P 500 Index	4,095.000	03/31/2023	(21)	(8,599,500)	(85,905)	(85,905)	—
S&P 500 Index	4,100.000	03/31/2023	(21)	(8,610,000)	(82,538)	(82,538)	—
S&P 500 Index	4,105.000	03/31/2023	(21)	(8,620,500)	(78,706)	(78,706)	—
S&P 500 Index	4,110.000	03/31/2023	(21)	(8,631,000)	(74,858)	(74,858)	—
S&P 500 Index	4,115.000	03/31/2023	(21)	(8,641,500)	(71,231)	(71,231)	—
S&P 500 Index	4,125.000	03/31/2023	(3)	(1,237,500)	(7,560)	(20,998)	13,438

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$4,145.000	03/31/2023	(2)	$(829,000)	$(4,181)	$(7,859)	$ 3,678
S&P 500 Index	4,180.000	03/31/2023	(5)	(2,090,000)	(6,675)	(25,623)	18,948
S&P 500 Index	4,195.000	03/31/2023	(6)	(2,517,000)	(6,630)	(21,557)	14,927
S&P 500 Index	4,245.000	03/31/2023	(7)	(2,971,500)	(4,025)	(29,301)	25,276
S&P 500 Index	4,290.000	03/31/2023	(4)	(1,716,000)	(1,240)	(12,344)	11,104
S&P 500 Index	4,330.000	03/31/2023	(5)	(2,165,000)	(900)	(17,501)	16,601
S&P 500 Index	4,195.000	04/28/2023	(6)	(2,517,000)	(18,720)	(30,015)	11,295
S&P 500 Index	4,340.000	04/28/2023	(4)	(1,736,000)	(3,400)	(15,977)	12,577
S&P 500 Index	4,375.000	04/28/2023	(2)	(875,000)	(1,160)	(8,719)	7,559

			(671)	$(428,094,000)	$(798,884)	$(1,119,669)	$ 320,785

Puts
Euro Stoxx 50 Index	3,675.000	03/17/2023	(8)	(2,940,000)	(186)	(7,863)	7,677
Euro Stoxx 50 Index	3,700.000	03/17/2023	(14)	(5,180,000)	(355)	(13,715)	13,360
Euro Stoxx 50 Index	3,825.000	03/17/2023	(22)	(8,415,000)	(954)	(16,631)	15,677
Euro Stoxx 50 Index	3,975.000	03/17/2023	(37)	(14,707,500)	(3,796)	(25,190)	21,394
Euro Stoxx 50 Index	4,025.000	03/17/2023	(31)	(12,477,500)	(4,427)	(21,430)	17,003
Euro Stoxx 50 Index	4,075.000	03/17/2023	(28)	(11,410,000)	(5,597)	(18,720)	13,123
Euro Stoxx 50 Index	4,150.000	03/17/2023	(20)	(8,300,000)	(6,748)	(11,755)	5,007
Euro Stoxx 50 Index	4,175.000	03/17/2023	(13)	(5,427,500)	(5,225)	(11,367)	6,142
Euro Stoxx 50 Index	4,225.000	03/17/2023	(7)	(2,957,500)	(3,991)	(4,168)	177
Euro Stoxx 50 Index	3,950.000	04/21/2023	(2)	(790,000)	(700)	(1,914)	1,214
Euro Stoxx 50 Index	4,050.000	04/21/2023	(10)	(4,050,000)	(5,151)	(9,493)	4,342
Euro Stoxx 50 Index	4,125.000	04/21/2023	(43)	(17,737,500)	(29,790)	(42,167)	12,377
Euro Stoxx 50 Index	4,150.000	04/21/2023	(37)	(15,355,000)	(28,334)	(36,646)	8,312
Euro Stoxx 50 Index	4,175.000	04/21/2023	(32)	(13,360,000)	(27,043)	(27,064)	21
Euro Stoxx 50 Index	4,075.000	05/19/2023	(2)	(815,000)	(1,914)	(2,343)	429
FTSE 100 Index	7,250.000	03/17/2023	(2)	(1,450,000)	(217)	(2,461)	2,244
FTSE 100 Index	7,300.000	03/17/2023	(3)	(2,190,000)	(361)	(4,457)	4,096
FTSE 100 Index	7,425.000	03/17/2023	(5)	(3,712,500)	(812)	(5,353)	4,541
FTSE 100 Index	7,575.000	03/17/2023	(8)	(6,060,000)	(2,165)	(9,468)	7,303
FTSE 100 Index	7,600.000	03/17/2023	(6)	(4,560,000)	(1,768)	(5,924)	4,156
FTSE 100 Index	7,625.000	03/17/2023	(7)	(5,337,500)	(2,316)	(7,112)	4,796
FTSE 100 Index	7,675.000	03/17/2023	(4)	(3,070,000)	(1,612)	(2,753)	1,141
FTSE 100 Index	7,750.000	03/17/2023	(3)	(2,325,000)	(1,714)	(3,468)	1,754
FTSE 100 Index	7,875.000	03/17/2023	(1)	(787,500)	(1,077)	(830)	(247)
FTSE 100 Index	7,550.000	04/21/2023	(2)	(1,510,000)	(1,516)	(2,661)	1,145
FTSE 100 Index	7,625.000	04/21/2023	(4)	(3,050,000)	(3,657)	(4,198)	541
FTSE 100 Index	7,700.000	04/21/2023	(5)	(3,850,000)	(5,533)	(7,783)	2,250
FTSE 100 Index	7,725.000	04/21/2023	(8)	(6,180,000)	(9,479)	(10,045)	566
FTSE 100 Index	7,825.000	04/21/2023	(7)	(5,477,500)	(10,904)	(8,698)	(2,206)
Nikkei 225 Index	24,500.000	03/10/2023	(5)	(12,250,000)	(110)	(10,765)	10,655
Nikkei 225 Index	25,000.000	03/10/2023	(6)	(15,000,000)	(176)	(24,052)	23,876
Nikkei 225 Index	25,375.000	03/10/2023	(5)	(12,687,500)	(257)	(22,157)	21,900
Nikkei 225 Index	25,875.000	03/10/2023	(4)	(10,350,000)	(353)	(9,784)	9,431
Nikkei 225 Index	26,625.000	03/10/2023	(5)	(13,312,500)	(1,579)	(10,627)	9,048
Nikkei 225 Index	27,000.000	03/10/2023	(2)	(5,400,000)	(1,322)	(8,089)	6,767
Nikkei 225 Index	25,250.000	04/14/2023	(1)	(2,525,000)	(881)	(3,326)	2,445
Nikkei 225 Index	26,000.000	04/14/2023	(2)	(5,200,000)	(3,232)	(6,893)	3,661
Nikkei 225 Index	26,125.000	04/14/2023	(3)	(7,837,500)	(5,288)	(8,362)	3,074
Nikkei 225 Index	26,500.000	04/14/2023	(13)	(34,450,000)	(31,508)	(38,247)	6,739
Nikkei 225 Index	26,250.000	05/12/2023	(2)	(5,250,000)	(6,316)	(7,261)	945

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$3,980.000	03/01/2023	(24)	$ (9,552,000)	$ (47,160)	$ (113,368)	$ 66,208
S&P 500 Index	4,080.000	03/08/2023	(24)	(9,792,000)	(274,440)	(120,173)	(154,267)
S&P 500 Index	4,050.000	03/15/2023	(25)	(10,125,000)	(261,000)	(128,644)	(132,356)
S&P 500 Index	3,875.000	03/22/2023	(26)	(10,075,000)	(104,650)	(123,896)	19,246
S&P 500 Index	3,615.000	03/31/2023	(1)	(361,500)	(1,085)	(7,299)	6,214
S&P 500 Index	3,740.000	03/31/2023	(3)	(1,122,000)	(7,080)	(22,438)	15,358
S&P 500 Index	3,840.000	03/31/2023	(5)	(1,920,000)	(21,225)	(36,273)	15,048
S&P 500 Index	3,860.000	03/31/2023	(21)	(8,106,000)	(91,508)	(91,508)	—
S&P 500 Index	3,865.000	03/31/2023	(21)	(8,116,500)	(94,025)	(94,025)	—
S&P 500 Index	3,870.000	03/31/2023	(21)	(8,127,000)	(96,556)	(96,556)	—
S&P 500 Index	3,875.000	03/31/2023	(22)	(8,525,000)	(113,300)	(105,915)	(7,385)
S&P 500 Index	3,880.000	03/31/2023	(27)	(10,476,000)	(142,830)	(154,375)	11,545
S&P 500 Index	3,950.000	03/31/2023	(7)	(2,765,000)	(53,095)	(49,520)	(3,575)
S&P 500 Index	4,030.000	03/31/2023	(4)	(1,612,000)	(43,460)	(24,930)	(18,530)
S&P 500 Index	4,050.000	03/31/2023	(5)	(2,025,000)	(61,225)	(35,214)	(26,011)
S&P 500 Index	3,855.000	04/28/2023	(6)	(2,313,000)	(41,850)	(45,358)	3,508
S&P 500 Index	4,010.000	04/28/2023	(4)	(1,604,000)	(49,560)	(31,442)	(18,118)
S&P 500 Index	4,035.000	04/28/2023	(2)	(807,000)	(27,060)	(17,259)	(9,801)

			(667)	$(395,169,000)	$(1,749,473)	$(1,773,433)	$ 23,960

Total written option contracts			(1,338)	$(823,263,000)	$(2,548,357)	$(2,893,102)	$ 344,745

EXCHANGE TRADED OPTIONS ON FUTURES
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.750	06/20/2023	899	$ 2,247,500	$ 5,619	$ 3,666,244	$ (3,660,625)
Eurodollar Futures	97.750	03/13/2023	1,597	3,992,500	9,981	5,721,839	(5,711,858)
Eurodollar Futures	97.500	06/17/2024	2,036	5,090,000	318,125	2,704,473	(2,386,348)
Eurodollar Futures	95.875	06/20/2023	624	1,560,000	3,900	1,456,148	(1,452,248)
Eurodollar Futures	95.875	09/18/2023	586	1,465,000	18,313	1,518,784	(1,500,471)
Eurodollar Futures	97.250	12/18/2023	897	2,242,500	22,425	1,029,567	(1,007,142)
Eurodollar Futures	97.500	03/18/2024	2,323	5,807,500	130,669	2,739,964	(2,609,295)
Eurodollar Futures	95.875	03/13/2023	393	982,500	2,456	898,212	(895,756)
Eurodollar Futures	97.000	06/17/2024	807	2,017,500	206,794	772,673	(565,879)
Eurodollar Futures	94.750	03/18/2024	777	1,942,500	961,537	2,271,616	(1,310,079)
Eurodollar Futures	97.000	12/16/2024	2,052	5,130,000	1,410,750	3,266,798	(1,856,048)
Eurodollar Futures	97.000	09/16/2024	1,214	3,035,000	569,063	1,610,866	(1,041,803)
Eurodollar Futures	97.000	03/17/2025	1,843	4,607,500	1,601,106	3,338,057	(1,736,951)
Eurodollar Futures	95.000	09/16/2024	385	962,500	924,000	1,539,518	(615,518)
Eurodollar Futures	94.875	06/17/2024	428	1,070,000	786,450	1,509,543	(723,093)
Eurodollar Futures	94.750	12/18/2023	744	1,860,000	460,350	1,517,376	(1,057,026)

TOTAL			17,605	$44,012,500	$7,431,538	$35,561,678	$(28,130,140)

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Abbreviation:
MS & Co. Int. PLC —Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments February 28, 2023 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 78.4%

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,643,942,070	4.475%	$1,643,942,070
(Cost $1,643,942,070)

TOTAL INVESTMENTS – 78.4% (Cost $1,643,942,070)		$1,643,942,070

OTHER ASSETS IN EXCESS OF LIABILITIES – 21.6%		453,768,599

NET ASSETS – 100.0%		$2,097,710,669

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	10,418,049	AUD	15,440,000	03/15/23	$ 22,485
	USD	81,273,234	CAD	109,970,000	03/15/23	669,732
	USD	40,516,012	CHF	37,880,000	03/15/23	228,156
	USD	38,473,905	EUR	36,230,000	03/15/23	117,314
	USD	40,258,547	GBP	33,340,000	03/15/23	144,385
	USD	79,776,372	NZD	127,980,000	03/15/23	646,461

TOTAL						$1,828,533

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	15,440,000	USD	10,538,182	03/15/23	$(142,619)
	EUR	50,280,000	USD	53,478,688	03/15/23	(247,404)
	GBP	53,990,000	USD	65,438,040	03/15/23	(478,124)
	NZD	158,297,340	USD	98,111,266	03/15/23	(236,174)
	USD	40,444,138	JPY	5,498,870,000	03/15/23	(30,329)

TOTAL						$(1,134,650)

FUTURES CONTRACTS — At February 28, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	9,115	06/21/23	$1,017,746,719	$ (553,335)
S&P 500 E-Mini Index	5,531	03/17/23	1,099,424,525	4,329,657

Total				$3,776,322

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
20 Year U.S. Treasury Bonds	(1,530)	06/21/23	$ (191,584,688)	$1,557,859
3M SOFR	(558)	06/18/24	(132,622,650)	278,001

Total				$1,835,860

TOTAL FUTURES CONTRACTS				$5,612,182

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2023, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$3,000.000	03/01/2023	452	$135,600,000	$1,130	$ 34,325	$ (33,195)
S&P 500 Index	3,550.000	03/01/2023	420	149,100,000	1,050	10,815	(9,765)
S&P 500 Index	3,905.000	03/01/2023	6	2,343,000	645	5,600	(4,955)
S&P 500 Index	3,900.000	03/02/2023	6	2,340,000	1,695	8,585	(6,890)
S&P 500 Index	3,050.000	03/03/2023	458	139,690,000	1,145	47,009	(45,864)
S&P 500 Index	3,250.000	03/03/2023	458	148,850,000	3,435	60,243	(56,808)
S&P 500 Index	3,930.000	03/03/2023	7	2,751,000	8,575	7,663	912
S&P 500 Index	3,100.000	03/06/2023	466	144,460,000	2,330	41,973	(39,643)
S&P 500 Index	3,930.000	03/06/2023	7	2,751,000	6,655	6,655	—
S&P 500 Index	3,000.000	03/08/2023	487	146,100,000	3,653	30,919	(27,266)
S&P 500 Index	3,100.000	03/09/2023	488	151,280,000	4,880	46,445	(41,565)
S&P 500 Index	3,000.000	03/10/2023	480	144,000,000	3,600	45,376	(41,776)
S&P 500 Index	3,150.000	03/10/2023	494	155,610,000	7,410	54,779	(47,369)
S&P 500 Index	3,000.000	03/13/2023	500	150,000,000	5,000	45,325	(40,325)
S&P 500 Index	3,100.000	03/14/2023	496	153,760,000	11,160	48,596	(37,436)
S&P 500 Index	3,110.000	03/17/2023	493	153,323,000	17,255	42,695	(25,440)
S&P 500 Index	3,190.000	03/17/2023	492	156,948,000	24,600	47,109	(22,509)
S&P 500 Index	3,230.000	03/17/2023	490	158,270,000	25,725	46,918	(21,193)
S&P 500 Index	3,000.000	03/20/2023	498	149,400,000	14,940	46,816	(31,876)
S&P 500 Index	3,000.000	03/21/2023	506	151,800,000	17,710	62,220	(44,510)
S&P 500 Index	2,900.000	03/24/2023	1,500	435,000,000	67,500	140,907	(73,407)
S&P 500 Index	3,000.000	03/27/2023	493	147,900,000	34,510	39,653	(5,143)
S&P 500 Index	3,000.000	03/28/2023	476	142,800,000	35,853	35,853	—

Total purchased option contracts			10,173	$3,124,076,000	$300,456	$ 956,479	$(656,023)

Written option contracts
Puts
S&P 500 Index	3,750.000	03/01/2023	(1,998)	(749,250,000)	(14,985)	(235,764)	220,779
S&P 500 Index	3,760.000	03/01/2023	(2,012)	(756,512,000)	(15,090)	(158,948)	143,858
S&P 500 Index	3,725.000	03/03/2023	(2,019)	(752,077,500)	(45,428)	(228,147)	182,719
S&P 500 Index	3,810.000	03/03/2023	(2,012)	(766,572,000)	(130,780)	(179,068)	48,288

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued) February 28, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$3,820.000	03/06/2023	(1,952)	$(745,664,000)	$(191,843)	$(191,843)	$ —

Total written option contracts			(9,993)	$(3,770,075,500)	$(398,126)	$(993,770)	$595,644

TOTAL			180	$(645,999,500)	$(97,670)	$ (37,291)	$(60,379)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
U.S. Treasury Bonds	$126.000	03/24/2023	(1,062)	$(1,062,000)	$(2,323,125)	$ (827,659)	$(1,495,466)
U.S. Treasury Bonds	121.000	03/24/2023	(1,057)	(1,057,000)	(545,015)	(497,278)	(47,737)
U.S. Treasury Bonds	120.000	04/21/2023	(1,091)	(1,091,000)	(925,478)	(925,479)	1

TOTAL			(3,210)	$(3,210,000)	$(3,793,618)	$(2,250,416)	$(1,543,202)

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
NZD	—New Zealand Dollar
USD	—U.S. Dollar

Abbreviation:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments February 28, 2023 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 82.2%

Goldman Sachs Financial Square Government Fund - Institutional Shares
389,920,263	4.475%	$389,920,263
(Cost $389,920,263)

TOTAL INVESTMENTS – 82.2% (Cost $389,920,263)		$389,920,263

OTHER ASSETS IN EXCESS OF LIABILITIES – 17.8%		84,545,246

NET ASSETS – 100.0%		$474,465,509

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,458	06/30/23	$297,033,327	$ (687,730)
5 Year U.S. Treasury Notes	1,440	06/30/23	154,158,751	(468,378)
S&P 500 E-Mini Index	11	03/17/23	2,186,525	(63,776)

TOTAL FUTURES CONTRACTS				$(1,219,884)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2023, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$3,000.000	03/01/2023	119	$ 35,700,000	$ 298	$ 9,037	$ (8,739)
S&P 500 Index	3,050.000	03/03/2023	118	35,990,000	295	12,112	(11,817)
S&P 500 Index	3,250.000	03/03/2023	117	38,025,000	878	15,390	(14,512)
S&P 500 Index	3,100.000	03/06/2023	116	35,960,000	580	10,448	(9,868)
S&P 500 Index	3,000.000	03/08/2023	118	35,400,000	885	7,492	(6,607)
S&P 500 Index	3,100.000	03/09/2023	116	35,960,000	1,160	11,040	(9,880)
S&P 500 Index	3,000.000	03/10/2023	117	35,100,000	877	11,060	(10,183)
S&P 500 Index	3,150.000	03/10/2023	118	37,170,000	1,770	13,085	(11,315)
S&P 500 Index	3,000.000	03/13/2023	119	35,700,000	1,190	10,787	(9,598)
S&P 500 Index	3,100.000	03/14/2023	118	36,580,000	2,655	11,561	(8,906)
S&P 500 Index	3,110.000	03/17/2023	117	36,387,000	4,095	10,132	(6,037)
S&P 500 Index	3,190.000	03/17/2023	117	37,323,000	5,850	11,203	(5,353)
S&P 500 Index	3,230.000	03/17/2023	117	37,791,000	6,142	11,203	(5,060)
S&P 500 Index	3,000.000	03/20/2023	118	35,400,000	3,540	11,093	(7,553)
S&P 500 Index	3,000.000	03/21/2023	119	35,700,000	4,165	14,633	(10,468)
S&P 500 Index	2,900.000	03/24/2023	359	104,110,000	16,155	33,724	(17,569)
S&P 500 Index	3,000.000	03/27/2023	121	36,300,000	8,470	9,732	(1,262)
S&P 500 Index	3,000.000	03/28/2023	119	35,700,000	8,963	8,963	—

Total purchased option contracts			2,363	$720,296,000	$67,968	$222,695	$(154,727)

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments (continued) February 28, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
S&P 500 Index	$3,750.000	03/01/2023	(485)	$(181,875,000)	$(3,637)	$ (57,230)	$ 53,593
S&P 500 Index	3,760.000	03/01/2023	(487)	(183,112,000)	(3,653)	(38,473)	34,820
S&P 500 Index	3,725.000	03/03/2023	(486)	(181,035,000)	(10,935)	(54,918)	43,983
S&P 500 Index	3,810.000	03/03/2023	(488)	(185,928,000)	(31,720)	(43,432)	11,712
S&P 500 Index	3,820.000	03/06/2023	(477)	(182,214,000)	(46,880)	(46,880)	—

Total written option contracts			(2,423)	$(914,164,000)	$(96,825)	$(240,933)	$144,108

TOTAL			(60)	$(193,868,000)	$(28,857)	$ (18,238)	$(10,619)

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments February 28, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Agency Debentures – 3.4%

Sovereign – 3.4%
Federal Farm Credit Banks Funding Corp.
$11,650,000	5.070	%(a)	01/11/24	$11,622,739
Federal Home Loan Bank(a)(b)
41,360,000	0.000		02/21/24	41,175,948
29,425,000	0.000		03/08/24	29,308,771
Federal Home Loan Banks
21,610,000	3.375		09/01/23	21,402,328
6,020,000	4.660		11/14/23	5,991,706
2,700,000	4.660		11/15/23	2,688,849
2,700,000	4.670		11/17/23	2,688,039
2,000,000	4.700		11/24/23	1,989,340
2,300,000	4.680		11/29/23	2,290,225
30,790,000	5.000	(a)	02/21/24	30,650,521
Federal Home Loan Mortgage Corp.
5,732,000	0.250		09/08/23	5,589,617
Federal National Mortgage Association
3,592,000	2.875		09/12/23	3,548,250

TOTAL AGENCY DEBENTURES (Cost $159,619,833)				$158,946,333

U.S. Treasury Obligations(d) – 2.5%

United States Treasury Notes
(3MTreasury money market yield + 0.035%)
$39,556,800	4.843	%(c)	10/31/23	$39,545,401
(3MTreasury money market yield - 0.015%)
41,600,000	4.793		01/31/24	41,587,233
(3MTreasury money market yield + 0.140%)
33,738,000	4.948		10/31/24	33,752,515

TOTAL U.S. TREASURY OBLIGATIONS (Cost $114,841,154)				$114,885,149

Shares	Description			Value

Exchange Traded Funds – 2.4%

116,749	Alerian MLP ETF(e)			$4,539,201
356,261	iShares Core MSCI Emerging Markets ETF			16,868,958
846,137	iShares Gold Trust			29,293,263
220,735	iShares iBoxx High Yield Corporate Bond ETF			16,451,380
3,557,899	Sprott Physical Uranium Trust*			44,066,320

TOTAL EXCHANGE TRADED FUNDS (Cost $114,951,195)				$111,219,122

Shares	Dividend Rate			Value

Investment Companies(f) – 32.5%

Goldman Sachs Energy Infrastructure Fund — Class R6
6,815,184	3.601%			$72,786,161

Shares	Dividend Rate			Value

Investment Companies(f) – (continued)

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,433,649,084	4.475%			$1,433,649,084
Goldman Sachs High Yield Floating Rate Fund - Class R6
15,252	4.651			134,526

TOTAL INVESTMENT COMPANIES (Cost $1,472,403,186)				$1,506,569,771

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 40.8% (Cost $1,861,815,368)				$1,891,620,375

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 57.2%

Certificates of Deposit – 17.6%
Banco Santander SA(d)
(SOFR + 0.490%)
$5,950,000	5.040%		02/09/24	$5,952,352
(SOFR + 0.800%)
23,400,000	5.364		05/02/23	23,430,128
Bank of America corp.
7,592,000	5.440		02/08/24	7,580,682
Bank of America N.A.
7,652,000	5.080		03/13/23	7,652,019
Bank of Montreal
4,500,000	5.000		10/06/23	4,493,092
Barclays Bank PLC(d)
(SOFR + 0.500%)
10,843,000	5.050		02/16/24	10,843,374
(SOFR + 0.700%)
4,300,000	5.250		10/04/23	4,311,438
Bayerische Landesbank
9,897,000	0.900		06/27/23	9,768,238
400,000	5.300		01/25/24	399,435
(SOFR + 0.635%)
8,400,000	5.185	(d)	01/11/24	8,416,514
Board of Regents of the University of Texas System
5,900,000	4.570		03/16/23	5,897,319
BPCE SA (SOFR + 0.450%)
13,832,000	5.000	(d)(g)	07/10/23	13,847,212
Brighthouse Financial Short Term Funding LLC(d)(g)
(SOFR + 0.730%)
13,464,900	5.280		12/22/23	13,498,645
(SOFR + 0.750%)
14,774,000	4.570		09/05/23	14,805,452
Canadian Imperial Bank of Commerce
5,055,000	5.540		10/20/23	5,059,612
(SOFR + 0.500%)
2,062,000	5.050	(d)	05/05/23	2,063,535
(SOFR + 0.700%)
15,300,000	5.250	(d)	07/12/23	15,334,323
CDP Financial, Inc. (SOFR + 0.800%)
7,466,000	5.350	(d)(g)	11/01/23	7,491,939
Citibank N.A.
8,100,000	4.060		08/01/23	8,061,057
7,700,000	5.550		08/08/23	7,712,007

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) February 28, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
(SOFR + 0.700%)
$4,209,000	5.250	%(d)	12/13/23	$4,220,749
Citigroup Global Markets, Inc. (SOFR + 0.650%)
3,368,000	5.200	(d)(g)	09/21/23	3,372,199
Collateralized Commercial Paper FLEX Co. LLC
13,044,000	5.120	(g)	07/25/23	13,044,095
Commonwealth Bank of Australia (SOFR + 0.400%)
16,934,000	4.950	(d)	01/29/24	16,944,301
Cooperatieve Centrale
8,006,000	5.530		11/17/23	8,015,018
Cooperatieve Rabobank UA(d)
(SOFR + 0.630%)
9,284,000	5.180		05/24/23	9,294,475
(SOFR + 0.670%)
2,250,000	5.220		11/07/23	2,256,641
Credit Agricole
8,768,000	5.530		11/03/23	8,771,238
7,884,000	5.510		11/21/23	7,884,885
Credit Agricole Corporate & Investment Bank (SOFR + 0.550%)
1,000,000	5.100	(d)	05/17/23	1,001,017
DNB Bank ASA(d)(g)
(SOFR + 0.400%)
9,379,000	4.700		01/17/24	9,394,421
(SOFR + 0.480%)
1,000,000	2.770		06/01/23	1,000,794
Fairway Finance Co. LLC(d)(g)
(SOFR + 0.220%)
24,585,000	1.000		08/08/23	24,588,196
(SOFR + 0.700%)
5,249,000	5.250		05/08/23	5,254,296
Federation des Caisses Desjardins du Quebec (SOFR + 0.600%)
18,719,000	5.150	(d)(g)	06/23/23	18,747,303
HSBC Bank PLC (SOFR + 0.600%)
4,163,000	5.150	(d)(g)	06/06/23	4,167,370
HSBC Bank USA NA(d)
(SOFR + 0.590%)
8,795,000	5.140		10/04/23	8,807,886
(SOFR + 0.680%)
13,013,000	5.230		06/08/23	13,031,349
(SOFR + 0.740%)
5,538,000	5.290		12/15/23	5,555,270
ING US Funding LLC (SOFR + 0.520%)
30,000,000	5.070	(d)(g)	03/02/23	30,000,743
J.P. Morgan Securities LLC
29,389,000	5.330	(g)	01/24/24	29,384,345
Landesbank Baden-Wuerttemberg
19,085,000	5.220		01/17/24	19,045,405
Lloyds Bank Corporate Markets PLC
4,894,000	5.530		02/14/24	4,891,505
(SOFR + 0.600%)
11,732,000	5.150	(d)	01/09/24	11,760,542
Macquarie Bank Ltd.(d)(g)
(SOFR + 0.750%)
8,800,000	5.300		04/25/23	8,807,827
(SOFR + 0.750%)
5,200,000	5.300		06/27/23	5,211,081
Matchpoint Finance PLC (SOFR + 0.700%)
7,000,000	5.250	(d)(g)	05/08/23	7,007,189

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
Mizuho Bank Ltd.(d)
(SOFR + 0.450%)
$5,878,000	5.000%		01/24/24	$5,885,353
(SOFR + 0.730%)
23,250,000	5.280		05/04/23	23,276,997
National Australia Bank Ltd. (SOFR + 0.500%)
3,122,000	5.050	(d)(g)	03/08/23	3,122,287
National Bank of Kuwait SAKP
7,338,900	4.870		03/20/23	7,339,506
Natixis SA
1,218,000	4.290		09/08/23	1,211,423
(SOFR + 0.600%)
100,000	5.150	(d)	03/24/23	100,033
Nordea Bank ABP(d)
(SOFR + 0.450%)
3,148,000	5.000	(g)	01/18/24	3,154,136
(SOFR + 0.530%)
5,000,000	5.080		09/11/23	5,009,773
(SOFR + 0.610%)
14,211,000	5.160		01/04/24	14,256,639
(SOFR + 0.770%)
7,108,000	5.320		10/23/23	7,134,817
Ridgefield Funding Co. LLC (SOFR + 0.410%)
20,000,000	4.960	(d)(g)	03/07/23	20,001,152
Royal Bank of Canada
3,510,000	4.290		09/13/23	3,490,644
(SOFR + 0.730%)
10,000,000	5.280	(d)(g)	08/08/23	10,022,578
Salisbury Receivables Co. LLC (SOFR + 0.530%)
7,298,000	5.080	(d)(g)	05/08/23	7,302,843
Sheffield Receivables Co. LLC (SOFR + 0.210%)
14,634,000	4.510	(d)(g)	04/25/23	14,635,872
Skandinaviska Enskilda Banken AB(d)
(SOFR + 0.560%)
8,000,000	5.110		09/13/23	8,016,491
(SOFR + 0.680%)
30,000,000	5.230	(g)	08/18/23	30,074,727
Standard Chartered Bank
1,500,000	5.230		10/05/23	1,499,193
8,600,000	5.600		12/01/23	8,602,975
(SOFR + 0.420%)
486,000	4.970	(d)	07/28/23	486,526
Standard Chartered PLC
1,562,000	4.020		08/11/23	1,554,136
Starbird Funding Corp.(d)(g)
(SOFR + 0.550%)
18,930,000	5.100		04/12/23	18,939,410
(SOFR + 0.700%)
4,000,000	5.250		05/08/23	4,004,104
Sumitomo Mitsui Banking Corp.
12,650,000	5.000		10/06/23	12,625,109
(SOFR + 0.600%)
6,244,000	5.150	(d)	06/07/23	6,251,134
(SOFR + 0.920%)
20,910,000	5.470	(d)	11/30/23	21,009,378
Svenska Handelsbanken (SOFR + 0.570%)
12,849,000	5.120	(d)	01/09/24	12,881,921

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
Svenska Handelsbanken AB
$14,260,000	2.795%		05/25/23	$14,189,429
(SOFR + 0.560%)
7,000,000	5.110	(d)	09/08/23	7,014,180
Swedbank AB(d)
(SOFR + 0.610%)
2,684,000	5.160		04/19/23	2,685,883
(SOFR + 0.700%)
21,200,000	5.250		06/05/23	21,234,005
The Bank of Nova Scotia(d)(g)
(SOFR + 0.390%)
2,358,000	4.940		02/13/24	2,358,263
(SOFR + 0.740%)
3,738,000	4.550		12/06/23	3,749,233
Thunder Bay Funding LLC (SOFR + 0.600%)
26,143,000	5.150	(d)(g)	04/25/23	26,161,770
Toronto-Dominion Bank
2,040,000	4.350		09/13/23	2,028,604
1,468,000	4.770		01/17/24	1,470,275
22,440,000	5.250	(a)	01/25/24	22,374,095
(SOFR + 0.730%)
3,000,000	5.280	(d)(g)	08/08/23	3,008,058

				816,241,465

Commercial Paper(b) – 39.6%
Albion Capital Corp.
13,113,000	0.000		03/20/23	13,079,467
Amazon.com, Inc.
1,000,000	0.000		03/31/23	996,106
American Electric Power Co., Inc.
18,204,000	0.000		03/30/23	18,130,577
6,908,000	0.000		07/20/23	6,765,356
Antalis SA
7,223,000	0.000		04/06/23	7,188,502
7,431,000	0.000		04/20/23	7,381,596
5,347,000	0.000		07/13/23	5,247,145
AT&T, Inc.
8,524,000	0.000		03/28/23	8,492,078
9,207,000	0.000		03/29/23	9,171,274
Atlantic Asset Securitization LLC
12,322,000	0.000		05/08/23	12,210,456
7,262,000	0.000		11/02/23	7,005,648
Barton Capital SA
8,440,000	0.000		03/17/23	8,421,615
BASF SE
14,751,000	0.000		08/21/23	14,381,328
6,865,000	0.000		12/18/23	6,565,686
BAT International Finance PLC
5,988,000	0.000		05/08/23	5,930,684
14,750,000	0.000		07/13/23	14,461,822
3,981,000	0.000		07/19/23	3,899,437
14,748,000	0.000		07/24/23	14,434,050
5,395,000	0.000		07/24/23	5,280,153
BPCE SA
6,053,000	0.000		11/06/23	5,833,714
Cabot Trail Funding LLC
15,324,000	0.000		03/17/23	15,290,669
7,678,000	0.000		03/30/23	7,648,312

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(b) – (continued)
Caisse des Depots et Consignations
$25,000,000	0.000%	03/09/23	$24,971,825
30,565,000	0.000	05/17/23	30,252,952
Canadian National Railway Co.
14,771,000	0.000	03/09/23	14,754,257
CDP Financial, Inc.
2,580,000	0.000	04/17/23	2,564,080
13,102,000	0.000	06/16/23	12,913,803
9,500,000	0.000	06/27/23	9,348,733
14,613,000	0.000	01/16/24	13,945,358
Chariot Funding LLC
6,700,000	0.000	07/13/23	6,576,385
Charlotte-Mecklenburg Schools
20,800,000	0.000	03/07/23	20,783,027
Charta LLC
2,000,000	0.000	05/11/23	1,980,856
Collateralized Commercial Paper FLEX Co. LLC
15,115,000	0.000	04/04/23	15,046,888
Deaconess Hospital Obligated Group
8,652,000	0.000	04/04/23	8,611,742
Dexia Credit Local SA
14,331,000	0.000	04/18/23	14,240,472
23,000,000	0.000	05/11/23	22,783,156
DNB Bank ASA
8,170,000	0.000	08/03/23	7,993,408
12,343,000	0.000	11/22/23	11,869,169
EIDP, Inc.
12,376,000	0.000	05/01/23	12,268,811
13,303,000	0.000	05/15/23	13,162,046
Emerson Electric Co.
14,781,000	0.000	03/15/23	14,753,255
Entergy Corp.
16,010,000	0.000	04/24/23	15,890,588
Erste Abwicklungsanstalt
20,535,000	0.000	05/02/23	20,362,290
Export Development Corp.
3,650,000	0.000	04/10/23	3,630,836
Fairway Finance Co. LLC
1,288,000	0.000	07/10/23	1,264,509
Federation des Caisses Desjardins du Quebec
3,663,000	0.000	02/14/24	3,478,964
Fidelity National Information Services, Inc.
3,183,000	0.000	03/01/23	3,182,580
30,598,000	0.000	03/20/23	30,516,507
FMS Wertmanagement
14,571,000	0.000	05/26/23	14,404,688
Gotham Funding Corp.
1,945,000	0.000	03/02/23	1,944,507
3,521,000	0.000	03/31/23	3,507,041
19,842,000	0.000	04/17/23	19,718,080
11,822,000	0.000	05/09/23	11,711,960
GTA Funding LLC
3,144,000	0.000	03/10/23	3,140,005
14,844,000	0.000	04/10/23	14,765,558
9,961,000	0.000	05/25/23	9,846,852
11,488,000	0.000	07/06/23	11,286,465
HP, Inc.
11,353,000	0.000	04/24/23	11,267,663

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) February 28, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(b) – (continued)
Intel Corp.
$7,408,000	0.000%	04/04/23	$7,374,906
13,000,000	0.000	04/25/23	12,905,805
15,464,000	0.000	05/01/23	15,339,467
Johnson & Johnson
14,751,000	0.000	03/03/23	14,745,531
Jupiter Securitization Co. LLC
23,545,000	0.000	05/08/23	23,331,229
Kaiser Foundation Hospitals
7,794,000	0.000	03/07/23	7,787,061
Keurig Dr Pepper, Inc.
7,104,000	0.000	03/23/23	7,082,205
Kreditanstalt fuer Wiederaufbau
20,461,000	0.000	02/02/24	19,472,580
La Fayette Asset Securitization LLC
15,000,000	0.000	03/10/23	14,980,942
Liberty Street Funding LLC
9,000,000	0.000	04/05/23	8,958,402
25,560,000	0.000	04/12/23	25,418,096
7,542,000	0.000	04/14/23	7,498,115
LMA-Americas LLC
3,084,000	0.000	04/13/23	3,066,318
4,369,000	0.000	04/17/23	4,341,551
9,312,000	0.000	04/17/23	9,253,496
6,858,000	0.000	04/17/23	6,814,913
7,382,000	0.000	05/24/23	7,297,954
L’Oreal SA
14,271,000	0.000	05/15/23	14,133,106
LVMH Moet Hennessy Louis Vuitton SE
21,415,000	0.000	04/03/23	21,320,993
10,470,000	0.000	06/05/23	10,334,927
Macquarie Bank Ltd.
5,000,000	0.000	01/30/24	4,757,567
Marsh & McLennan Cos., Inc.
12,500,000	0.000	06/01/23	12,336,572
Matchpoint Finance PLC
21,021,000	0.000	06/13/23	20,722,108
Mercedes-Benz Finance North America LLC
18,031,000	0.000	03/03/23	18,023,842
MetLife Short Term Funding LLC
13,674,000	0.000	05/26/23	13,522,486
13,338,000	0.000	09/01/23	12,993,574
Mondelez International, Inc.
6,917,000	0.000	03/23/23	6,895,973
National Bank of Canada
9,086,000	0.000	10/31/23	8,772,062
Natixis SA
13,564,000	0.000	07/25/23	13,287,179
NatWest Markets PLC
6,549,000	0.000	10/10/23	6,335,514
Nederlandse Waterschapsbank NV
15,000,000	0.000	03/02/23	14,996,227
1,000,000	0.000	03/02/23	999,748
29,547,000	0.000	03/15/23	29,490,861
27,243,000	0.000	04/13/23	27,087,603
Nieuw Amsterdam Receivables Corp. BV
7,393,000	0.000	04/20/23	7,344,121

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(b) – (continued)
NRW Bank
$29,556,000	0.000%	03/17/23	$29,492,719
Nutrien Ltd.
8,861,000	0.000	03/06/23	8,853,913
5,000,000	0.000	03/15/23	4,989,956
Oesterreichische Kontrollbank AG
29,777,000	0.000	05/04/23	29,529,524
17,000,000	0.000	07/25/23	16,660,691
Old Line Funding LLC
21,319,000	0.000	03/15/23	21,278,316
7,233,000	0.000	04/25/23	7,179,500
Oracle Corp.
22,350,000	0.000	03/13/23	22,311,454
Pacific Life Short Term Funding LLC
15,834,000	0.000	05/19/23	15,666,863
3,300,000	0.000	06/20/23	3,250,248
Philip Morris International, Inc.
29,547,000	0.000	03/13/23	29,497,716
14,149,000	0.000	10/24/23	13,685,226
Podium Funding Trust
9,221,000	0.000	05/09/23	9,135,421
PSP Capital, Inc.
5,811,000	0.000	03/01/23	5,810,273
23,000,000	0.000	07/06/23	22,609,675
Pure Grove Funding
21,739,000	0.000	01/05/24	20,761,309
10,851,000	0.000	01/18/24	10,341,806
6,568,000	0.000	01/24/24	6,253,842
6,568,000	0.000	01/24/24	6,253,842
Raytheon Technologies Corp.
6,400,000	0.000	03/06/23	6,394,913
Ridgefield Funding Co. LLC
10,942,000	0.000	04/14/23	10,878,331
Salisbury Receivables Co. LLC
20,021,000	0.000	07/28/23	19,611,404
Sanofi
29,624,000	0.000	03/30/23	29,511,676
Sheffield Receivables Co. LLC
6,060,000	0.000	05/04/23	6,008,136
Societe Generale
14,028,000	0.000	11/15/23	13,502,690
15,305,000	0.000	02/09/24	14,521,997
Stanley Black & Decker, Inc.
3,250,000	0.000	03/03/23	3,248,767
Suncor Energy, Inc.
10,000,000	0.000	03/15/23	9,980,025
1,750,000	0.000	03/23/23	1,744,613
14,115,000	0.000	04/18/23	14,020,438
7,911,000	0.000	04/18/23	7,858,001
14,677,000	0.000	05/08/23	14,536,514
Svenska Handelsbanken AB
3,400,000	0.000	08/01/23	3,329,270
Telus Corp.
6,800,000	0.000	05/04/23	6,738,820
8,000,000	0.000	05/09/23	7,922,269
4,626,000	0.000	08/02/23	4,520,816
7,436,000	0.000	08/02/23	7,266,923

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(b) – (continued)
The Walt Disney Co.
$2,500,000	0.000%	03/28/23	$2,491,048
14,842,000	0.000	04/06/23	14,770,930
Thermo Fisher Scientific, Inc.
14,938,000	0.000	05/19/23	14,772,022
Thomson Reuters Corp.
15,000,000	0.000	03/01/23	14,998,057
21,843,000	0.000	03/15/23	21,800,224
Thunder Bay Funding LLC
6,194,000	0.000	04/25/23	6,148,956
27,831,000	0.000	05/17/23	27,544,934
Toyota Motor Credit Corp.
19,565,000	0.000	11/03/23	18,886,916
TransCanada PipeLines Ltd.
14,329,000	0.000	05/09/23	14,189,774
6,796,000	0.000	05/15/23	6,724,078
Trinity Health Corp.
4,900,000	0.000	03/16/23	4,890,204
UDR, Inc.
21,452,000	0.000	03/01/23	21,449,163
14,834,000	0.000	04/03/23	14,766,691
UnitedHealth Group, Inc.
29,625,000	0.000	03/24/23	29,532,688
Versailles Commercial Paper LLC
22,323,000	0.000	03/08/23	22,300,275
Victory Receivables Corp.
7,422,000	0.000	04/13/23	7,379,374
29,736,000	0.000	04/25/23	29,514,480
VW Credit, Inc.
10,343,000	0.000	03/06/23	10,334,779
3,174,000	0.000	03/16/23	3,167,233
14,492,000	0.000	03/27/23	14,439,492

			1,840,837,240

TOTAL SHORT-TERM INVESTMENTS (Cost $2,656,917,165)			$2,657,078,705

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT – 98.0% (Cost $4,518,732,533)			$4,548,699,080

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(f) – 0.1%

Goldman Sachs Financial Square Government Fund - Institutional Shares
4,109,395	4.475%	$4,109,395
(Cost $ 4,109,395)

TOTAL INVESTMENTS – 98.1% (Cost $4,522,841,928)		$4,552,808,475

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		87,337,478

NET ASSETS – 100.0%		$4,640,145,953

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2023.

(e)	All or a portion of security is on loan.

(f)	Represents an affiliated fund.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	6,999	06/30/23	$1,425,882,207	$(2,892,603)
5 Year U.S. Treasury Notes	3,526	06/30/23	377,474,830	(746,416)
10 Year U.S. Treasury Notes	5,955	06/21/23	664,912,969	(534,989)
Stoxx Europe 600 Index	924	03/17/23	22,527,098	402,003

TOTAL FUTURES CONTRACTS				$(3,772,005)

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) February 28, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
SXEP Index	BofA Securities LLC	$ 366.560	07/21/2023	388,383	$14,236,567,248	$6,761,514	$4,925,727	$1,835,787
Written option contract
Puts
SPX Index	MS & Co. Int. PLC	3,637.060	04/21/2023	(36,956)	(13,441,118,936)	(861,462)	(2,630,103)	1,768,641

TOTAL				351,427	$795,448,312	$5,900,052	$2,295,624	$3,604,428

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Puts
Put EUR /Call USD	MS & Co. Int. PLC	1.192%	03/07/2023	36,490,000	$36,490,000	$4,893,634	$ 1,405,395	$ 3,488,239

Total purchased option contract				36,490,000	$36,490,000	$4,893,634	$ 1,405,395	$ 3,488,239

Written option contract
Puts
Put EUR /Call USD	MS & Co. Int. PLC	1.192	03/07/2023	(36,490,000)	(36,490,000)	(4,893,634)	(1,750,717)	(3,142,917)

Total written option contract				(36,490,000)	$(36,490,000)	$(4,893,634)	$(1,750,717)	$(3,142,917)

TOTAL				—	$—	$—	$ (345,322)	$ 345,322

Currency Abbreviations:
EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
LLC	—Limited Liability Company
MLP	—Master Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
SOFR	—Secured Overnight Funding Rate

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Assets and Liabilities February 28, 2023 (Unaudited)

	Global Managed Beta Fund	Strategic Factor Allocation Fund

Assets:

Investments in unaffiliated issuers, at value (cost $828,776,988 and $0, respectively)	$1,032,752,413	$—
Investments in affiliated issuers, at value (cost $699,631,811 and $1,643,942,070, respectively)	766,963,018	1,643,942,070
Purchased options, at value (premium paid $38,092,279 and $956,479, respectively)	8,612,213	300,456
Cash	27,653,520	57,918,441
Foreign currencies, at value (cost $7,167,257 and $1,139, respectively)	7,129,842	1,137
Unrealized gain on forward foreign currency exchange contracts	3,153,214	1,828,533
Variation margin on futures contracts	—	1,350,690
Receivables:
Collateral on certain derivative contracts(a)	49,216,432	398,927,149
Fund shares sold	20,098,444	641,372
Investments sold	5,738,189	—
Dividends	874,080	5,429,597
Foreign tax reclaims	194,745	—
Due from broker	47,571	327,006
Reimbursement from investment adviser	21,121	—
Securities lending income	4,303	—
Other assets	17,011	34,945

Total assets	1,922,476,116	2,110,701,396

Liabilities:

Written option contracts, at value (premium received $2,893,102 and $3,244,186, respectively)	2,548,357	4,191,744
Variation margin on futures contracts	572,814	—
Unrealized loss on forward foreign currency exchange contracts	44,977	1,134,650
Payables:
Investments purchased	17,422,623	5,472,105
Fund shares redeemed	10,400,000	830,819
Due to broker	1,190,000	—
Management fees	375,672	1,025,149
Transfer Agency fees	29,518	49,337
Accrued expenses	319,904	286,923

Total liabilities	32,903,865	12,990,727

Net Assets:

Paid-in capital	1,721,970,604	2,336,547,793
Total distributable earnings (loss)	167,601,647	(238,837,124)

NET ASSETS	$1,889,572,251	$2,097,710,669
Net Assets:
Institutional	$1,889,572,251	$13,845,301
Class R6	—	12,531
Class P	—	2,083,852,837
Total Net Assets	$1,889,572,251	$2,097,710,669
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	151,445,635	1,358,883
Class R6	—	1,244
Class P	—	207,104,218
Net asset value, offering and redemption price per share:
Institutional	$12.48	$10.19
Class R6	—	10.08
Class P	—	10.06

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forwards	Options
Global Managed Beta	$19,448,696	$4,950,000	$24,817,736
Strategic Factor Allocation	90,873,392	4,290,000	303,763,757

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Assets and Liabilities (continued) February 28, 2023 (Unaudited)

	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund(a)

Assets:

Investments in unaffiliated issuers, at value (cost $0 and $3,046,328,470, respectively)(b)	$—	$3,042,129,309
Investments in affiliated issuers, at value (cost $389,920,263 and $1,472,403,186, respectively)	389,920,263	1,506,569,771
Investments in securities lending reinvestment vehicle — affiliated issuer, at value (cost $0 and $4,109,395, respectively)	—	4,109,395
Purchased options, at value (premium paid $222,695 and $6,331,122, respectively)	67,968	11,655,148
Cash	5,923,674	78,536,768
Foreign currencies, at value (cost $0 and $7,336,425, respectively)	—	7,130,180
Receivables:
Collateral on certain derivative contracts(c)	79,542,013	51,481,180
Dividends and interest	1,274,299	11,068,656
Due from broker	120,029	166
Fund shares sold	101,606	5,331,144
Reimbursement from investment adviser	—	5,284
Securities lending income	—	23,211
Other assets	14,885	58,978

Total assets	476,964,737	4,718,099,190

Liabilities:

Written option contracts, at value (premium received $240,933 and $4,380,820, respectively)	96,825	5,755,096
Variation margin on futures contracts	45,190	25,235,287
Payables:
Investments purchased	1,283,262	19,786,575
Fund shares redeemed	801,690	13,323,632
Management fees	101,156	2,382,001
Transfer Agency fees	11,050	108,350
Due to broker	—	6,950,000
Payable upon return of securities loaned	—	4,109,395
Accrued expenses	160,055	302,901

Total liabilities	2,499,228	77,953,237

Net Assets:

Paid-in capital	502,732,283	4,666,432,989
Total distributable earnings (loss)	(28,266,774)	(26,287,036)

NET ASSETS	$474,465,509	$4,640,145,953
Net Assets:
Institutional	$299,012	$25,424,920
Class R6	—	570,859,916
Class P	474,166,497	4,043,861,117
Total Net Assets	$474,465,509	$4,640,145,953
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	31,452	2,384,401
Class R6	—	55,295,646
Class P	49,868,068	391,791,272
Net asset value, offering and redemption price per share:
Institutional	$9.51	$10.66
Class R6	—	10.32
Class P	9.51	10.32

(a)

Statement of Assets and Liabilities for the Fund is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity—TTIF, Ltd. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Includes loaned securities having a market value of $0 and $4,024,082, for the Strategic Volatility Premium and Tactical Tilt Overlay Funds respectively.
(c)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Options
Strategic Volatility Premium	$3,871,450	$—	$75,670,563
Tactical Tilt Overlay	25,243,310	26,237,870	—

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Operations For the Six Months Ended February 28, 2023 (Unaudited)

	Global Managed Beta Fund	Strategic Factor Allocation Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $61,065 and $0, respectively)	$8,535,695	$—

Dividends — affiliated issuers	7,398,202	26,927,293

Interest	109,090	1,216,791

Securities lending income — unaffiliated issuers	89,952	—

Total investment income	16,132,939	28,144,084

Expenses:

Management fees	2,615,132	7,361,377

Custody, accounting and administrative services	175,794	98,461

Transfer Agency fees(a)	174,342	295,810

Professional fees	54,763	60,018

Printing and mailing costs	18,199	22,725

Registration fees	15,053	32,580

Trustee fees	14,997	15,273

Prime broker fees	6,694	26,007

Other	19,995	22,450

Total expenses	3,094,969	7,934,701

Less — expense reductions	(524,985)	(1,197,530)

Net expenses	2,569,984	6,737,171

NET INVESTMENT INCOME	13,562,955	21,406,913

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(1,924,934)	8,481

Investments — affiliated issuers	(837,247)	—

Purchased options	(5,874,360)	(6,432,169)

Futures contracts	(1,843,523)	(70,640,876)

Written options	(186,716)	18,581,550

Forward foreign currency exchange contracts	14,381,776	(2,280,124)

Foreign currency transactions	34,240	860,798

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	25,250,190	—

Investments — affiliated issuers	26,152,440	—

Purchased options	(10,065,448)	(167,569)

Futures contracts	8,500,646	10,136,230

Written options	4,310,843	143,470

Forward foreign currency exchange contracts	(17,866,057)	(1,699,280)

Foreign currency translation	174,685	(19)

Net realized and unrealized gain (loss)	40,206,535	(51,489,508)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,769,490	$(30,082,595)

(a)	Class specific Transfer Agency fees were as follows:

Fund	Institutional	Class R6	Class P
Global Managed Beta	$174,342	$—	$ —
Strategic Factor Allocation	2,608	2	293,200

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Operations (continued) For the Six Months Ended February 28, 2023 (Unaudited)

	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund(a)

Investment Income:

Dividends — unaffiliated issuers	$ —	$1,957,867

Dividends — affiliated issuers	6,735,384	30,575,298

Interest	63,057	52,696,628

Securities lending income — unaffiliated issuers	—	114,932

Total investment income	6,798,441	85,344,725

Expenses:

Management fees	1,193,076	17,170,384

Transfer Agency fees(b)	71,599	680,727

Professional fees	60,048	87,757

Custody, accounting and administrative services	38,130	185,902

Registration fees	18,545	53,392

Trustee fees	13,787	17,475

Printing and mailing costs	12,094	24,689

Other	223	31,658

Total expenses	1,407,502	18,251,984

Less — expense reductions	(539,211)	(2,413,594)

Net expenses	868,291	15,838,390

NET INVESTMENT INCOME	5,930,150	69,506,335

Realized and unrealized gain (loss):

Capital gain distributions from Affiliated Underlying Funds	—	2,004,284

Net realized gain (loss) from:

Investments — unaffiliated issuers	—	83,352,959

Investments — affiliated issuers	—	(3,310,092)

Purchased options	(1,773,129)	10,510,659

Futures contracts	(16,245,731)	(69,614,057)

Written options	7,815,033	51,625,381

Swap contracts	—	48,339,297

Foreign currency transactions	—	147,341

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	—	(63,228,112)

Investments — affiliated issuers	—	(160,391)

Purchased options	(34,047)	(10,289,487)

Futures contracts	(24,177)	1,929,094

Written options	(11,627)	(7,270,320)

Swap contracts	—	(8,914,503)

Foreign currency translation	—	23,719

Net realized and unrealized gain (loss)	(10,273,678)	35,145,772

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (4,343,528)	$104,652,107

(a)

Statement of Operations for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity - TTIF Ltd. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Transfer Agency fees were as follows:

Fund	Institutional	Class R6	Class P

Strategic Volatility Premium	$ 60	$ —	$ 71,539
Tactical Tilt Overlay	4,650	82,447	593,630

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Changes in Net Assets

	Global Managed Beta Fund		Strategic Factor Allocation Fund
	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022

From operations:

Net investment income (loss)	$ 13,562,955	$38,000,230	$ 21,406,913	$ (7,164,343)

Net realized gain (loss)	3,749,236	30,535,877	(59,902,340)	(95,634,358)

Net change in unrealized gain (loss)	36,457,299	(379,306,652)	8,412,832	(41,088,721)

Net increase (decrease) in net assets resulting from operations	53,769,490	(310,770,545)	(30,082,595)	(143,887,422)

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(99,998,154)	(184,192,220)	(275,278)	(485,488)

Class R6 Shares	—	—	(249)	(1,686)

Class P Shares	—	—	(39,916,205)	(302,965,029)

Total distributions to shareholders	(99,998,154)	(184,192,220)	(40,191,732)	(303,452,203)

From share transactions:

Proceeds from sales of shares	328,892,347	538,309,195	589,518,387	527,591,055

Reinvestment of distributions	99,961,817	184,192,220	40,191,732	303,452,203

Cost of shares redeemed	(155,577,214)	(827,610,016)	(570,088,338)	(627,152,661)

Net increase (decrease) in net assets resulting from share transactions	273,276,950	(105,108,601)	59,621,781	203,890,597

TOTAL INCREASE (DECREASE)	227,048,286	(600,071,366)	(10,652,546)	(243,449,028)

Net assets:

Beginning of period	1,662,523,965	2,262,595,331	2,108,363,215	2,351,812,243

End of period	$1,889,572,251	$1,662,523,965	$2,097,710,669	$2,108,363,215

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Changes in Net Assets (continued)

	Strategic Volatility Premium Fund		Tactical Tilt Overlay Fund(a)
	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (Unaudited)	For the Fiscal Year Ended August 31, 2022

From operations:

Net investment income	$ 5,930,150	$ 224,412	$ 69,506,335	$ 15,435,896

Net realized gain (loss)	(10,203,827)	(18,754,222)	123,055,772	39,517,947

Net change in unrealized loss	(69,851)	(1,743,768)	(87,910,000)	(31,483,197)

Net increase (decrease) in net assets resulting from operations	(4,343,528)	(20,273,578)	104,652,107	23,470,646

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(2,343)	(1,365)	(188,140)	(225,531)

Class R6 Shares	—	—	(4,706,050)	(24,009,953)

Class P Shares	(3,702,660)	(1,774,163)	(35,188,129)	(70,771,569)

Total distributions to shareholders	(3,705,003)	(1,775,528)	(40,082,319)	(95,007,053)

From share transactions:

Proceeds from sales of shares	131,845,010	405,331,474	427,299,280	1,559,262,518

Reinvestment of distributions	3,705,003	1,775,528	40,080,055	95,007,053

Cost of shares redeemed	(165,104,543)	(295,908,477)	(439,087,492)	(1,132,927,933)

Net increase (decrease) in net assets resulting from share transactions	(29,554,530)	111,198,525	28,291,843	521,341,638

TOTAL INCREASE (DECREASE)	(37,603,061)	89,149,419	92,861,631	449,805,231

Net assets:

Beginning of period	512,068,570	422,919,151	4,547,284,322	4,097,479,091

End of period	$474,465,509	$ 512,068,570	$4,640,145,953	$ 4,547,284,322

(a)

Statements of Changes in Net Assets for the Fund are consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity— TIFF, Ltd. Accordingly, all interfund balances and transactions have been eliminated.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Managed Beta Fund

	Institutional Shares

	Six Months Ended February 28, 2023 (Unaudited)
			Year Ended August 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$12.86		$16.71	$13.26	$11.86	$12.23	$11.33

Net investment income(a)	0.10		0.28	0.21	0.22	0.29	0.25

Net realized and unrealized gain (loss)	0.24		(2.69)	3.89	1.67	(0.25)	1.00

Total from investment operations	0.34		(2.41)	4.10	1.89	0.04	1.25

Distributions to shareholders from net investment income	(0.72)		(0.33)	(0.18)	(0.38)	(0.29)	(0.14)

Distributions to shareholders from net realized gains	—		(1.11)	(0.47)	(0.11)	(0.12)	(0.21)

Total distributions	(0.72)		(1.44)	(0.65)	(0.49)	(0.41)	(0.35)

Net asset value, end of period	$12.48		$12.86	$16.71	$13.26	$11.86	$12.23

Total return(b)	2.84%		(15.81)%	31.87%	16.13%	0.78%	11.18%

Net assets, end of period (in 000s)	$1,889,572		$1,662,524	$2,262,595	$1,593,288	$1,151,378	$1,184,276

Ratio of net expenses to average net assets(c)	0.29	%(d)	0.30%	0.20%	0.05%	0.05%	0.07%

Ratio of total expenses to average net assets(c)	0.36	%(d)	0.36%	0.35%	0.37%	0.37%	0.39%

Ratio of net investment income to average net assets	1.57	%(d)	1.94%	1.40%	1.79%	2.49%	2.07%

Portfolio turnover rate(e)	10%		26%	29%	45%	56%	18%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ALLOCATION FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Factor Allocation Fund

	Institutional Shares

	Six Months Ended February 28, 2023 (Unaudited)
			Year Ended August 31,
			2022		2021		2020		2019	2018

Per Share Data

Net asset value, beginning of period	$10.50		$12.76		$11.98		$11.06		$11.26	$10.96

Net investment income (loss)(a)	0.11		(0.01)		(0.08)		0.03		0.11	0.06

Net realized and unrealized gain (loss)	(0.22)		(0.67)		1.77		1.18		0.30	0.50

Total from investment operations	(0.11)		(0.68)		1.69		1.21		0.41	0.56

Distributions to shareholders from net investment income	(0.18)		—		—		(0.15)		—	(0.01)

Distributions to shareholders from net realized gains	(0.02)		(1.58)		(0.91)		(0.14)		(0.61)	(0.25)

Total distributions	(0.20)		(1.58)		(0.91)		(0.29)		(0.61)	(0.26)

Net asset value, end of period	$10.19		$10.50		$12.76		$11.98		$11.06	$11.26

Total return(b)	(0.90)%		(6.47)%		15.01%		11.11%		4.15%	5.18%

Net assets, end of period (in 000s)	$13,845		$12,455		$3,960		$3,013		$5,424	$20,035

Ratio of net expenses to average net assets	0.69	%(c)	0.69%		0.69%		0.69%		0.72%	0.71%

Ratio of total expenses to average net assets	0.82	%(c)	0.81%		0.82%		0.82%		0.82%	0.80%

Ratio of net investment income (loss) to average net assets	2.19	%(c)	(0.10)%		(0.67)%		0.26%		1.05%	0.59%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	962%	725%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the period ended February 28, 2023, years ended August 31, 2022, August 31, 2021 and August 31, 2020, respectively.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Factor Allocation Fund

	Class R6 Shares

	Six Months Ended February 28, 2023 (Unaudited)
			Year Ended August 31,							Period Ended August 31, 2018(a)
			2022		2021		2020		2019

Per Share Data

Net asset value, beginning of period	$10.39		$12.63		$11.87		$10.96		$11.26	$11.10

Net investment income (loss)(b)	0.11		(0.03)		(0.08)		0.02		0.12	0.04

Net realized and unrealized gain (loss)	(0.22)		(0.63)		1.75		1.19		0.28	0.12

Total from investment operations	(0.11)		(0.66)		1.67		1.21		0.40	0.16

Distributions to shareholders from net investment income	(0.18)		—		—		(0.16)		(0.09)	—

Distributions to shareholders from net realized gains	(0.02)		(1.58)		(0.91)		(0.14)		(0.61)	—

Total distributions	(0.20)		(1.58)		(0.91)		(0.30)		(0.70)	—

Net asset value, end of period	$10.08		$10.39		$12.63		$11.87		$10.96	$11.26

Total return(c)	(0.91)%		(6.37)%		15.08%		11.12%		4.14%	1.44%

Net assets, end of period (in 000s)	$13		$13		$14		$12		$11	$10

Ratio of net expenses to average net assets	0.66	%(d)	0.65%		0.66%		0.66%		0.68%	0.69	%(d)

Ratio of total expenses to average net assets	0.78	%(d)	0.77%		0.78%		0.80%		0.80%	0.79	%(d)

Ratio of net investment income (loss) to average net assets	2.20	%(d)	(0.28)%		(0.64)%		0.15%		1.08%	0.58	%(d)

Portfolio turnover rate(e)	—	%(f)	—	%(f)	—	%(f)	—	%(f)	962%	725%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	There were no long-term transactions for the period ended February 28, 2023, years ended August 31, 2022, August 31, 2021 and August 31, 2020, respectively.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ALLOCATION FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Factor Allocation Fund

	Class P Shares

	Six Months Ended February 28, 2023 (Unaudited)									Period Ended August 31, 2018(a)
			Year Ended August 31,
			2022		2021		2020		2019

Per Share Data

Net asset value, beginning of period	$10.38		$12.62		$11.86		$10.96		$11.26	$10.83

Net investment income (loss)(b)	0.11		(0.04)		(0.08)		0.02		0.11	0.02

Net realized and unrealized gain (loss)	(0.23)		(0.62)		1.75		1.18		0.29	0.41

Total from investment operations	(0.12)		(0.66)		1.67		1.20		0.40	0.43

Distributions to shareholders from net investment income	(0.18)		—		—		(0.16)		(0.09)	—

Distributions to shareholders from net realized gains	(0.02)		(1.58)		(0.91)		(0.14)		(0.61)	—

Total distributions	(0.20)		(1.58)		(0.91)		(0.30)		(0.70)	—

Net asset value, end of period	$10.06		$10.38		$12.62		$11.86		$10.96	$11.26

Total return(c)	(0.91)%		(6.47)%		15.09%		11.03%		4.16%	3.97%

Net assets, end of period (in 000s)	$2,083,853		$2,095,895		$2,347,839		$1,616,030		$1,565,955	$2,467,490

Ratio of net expenses to average net assets	0.68	%(d)	0.67%		0.68%		0.68%		0.71%	0.71	%(d)

Ratio of total expenses to average net assets	0.81	%(d)	0.80%		0.81%		0.82%		0.82%	0.80	%(d)

Ratio of net investment income (loss) to average net assets	2.18	%(d)	(0.31)%		(0.66)%		0.15%		1.07%	0.40	%(d)

Portfolio turnover rate(e)	—	%(f)	—	%(f)	—	%(f)	—	%(f)	962%	725%

(a)	Class P Shares commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	There were no long-term transactions for the period ended February 28, 2023, years ended August 31, 2022, August 31, 2021 and August 31, 2020, respectively.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Volatility Premium Fund

	Institutional Shares

	Six Months Ended
	February 28, 2023		Year Ended August 31,		Period Ended
	(Unaudited)		2022		August 31, 2021(a)

Per Share Data

Net asset value, beginning of period	$9.66		$10.10		$10.00

Net investment income (loss)(b)	0.12		—	(c)	(0.02)

Net realized and unrealized gain (loss)	(0.20)		(0.40)		0.12

Total from investment operations	(0.08)		(0.40)		0.10

Distributions to shareholders from net investment income	(0.07)		—		—

Distributions to shareholders from net realized gains	—		(0.04)		—

Total distributions	(0.07)		(0.04)		—

Net asset value, end of period	$9.51		$9.66		$10.10

Total return(d)	(0.70)%		(4.09)%		1.00%

Net assets, end of period (in 000s)	$299		$306		$350

Ratio of net expenses to average net assets	0.37	%(e)	0.38%		0.38	%(e)

Ratio of total expenses to average net assets	0.60	%(e)	0.62%		0.91	%(e)

Ratio of net investment income (loss) to average net assets	2.48	%(e)	(0.02)%		(0.36	)%(e)

Portfolio turnover rate(f)	—	%(g)	—	%(g)	—	%(g)

(a)	Commenced operations on March 29, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	There were no long-term transactions for the period ended February 28, 2023, year ended August 31, 2022 and period ended August 31, 2021, respectively.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Volatility Premium Fund

	Class P Shares

	Six Months Ended
	February 28, 2023		Year Ended August 31,		Period Ended
	(Unaudited)		2022		August 31, 2021(a)

Per Share Data

Net asset value, beginning of period	$9.66		$10.10		$10.00

Net investment income (loss)(b)	0.12		—	(c)	(0.01)

Net realized and unrealized gain (loss)	(0.20)		(0.40)		0.11

Total from investment operations	(0.08)		(0.40)		0.10

Distributions to shareholders from net investment income	(0.07)		—		—

Distributions to shareholders from net realized gains	—		(0.04)		—

Total distributions	(0.07)		(0.04)		—

Net asset value, end of period	$9.51		$9.66		$10.10

Total return(d)	(0.70)%		(4.09)%		1.00%

Net assets, end of period (in 000s)	$474,166		$511,763		$422,570

Ratio of net expenses to average net assets	0.36	%(e)	0.37%		0.37	%(e)

Ratio of total expenses to average net assets	0.59	%(e)	0.60%		0.79	%(e)

Ratio of net investment income (loss) to average net assets	2.49	%(e)	0.05%		(0.35	)%(e)

Portfolio turnover rate(f)	—	%(g)	—	%(g)	—	%(g)

(a)	Commenced operations on March 29, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than ($0.005) per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	There were no long-term transactions for the period ended February 28, 2023, year ended August 31, 2022 and period ended August 31, 2021, respectively.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Tilt Overlay Fund

	Institutional Shares

	Six Months Ended February 28, 2023 (Unaudited)
			Year Ended August 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$10.51		$10.66	$10.20	$9.94	$9.87	$9.73

Net investment income (loss)(a)	0.16		0.05	(0.02)	0.11	0.22	0.12

Net realized and unrealized gain (loss)	0.08		0.01	0.95	0.26	(0.15)	0.11

Total from investment operations	0.24		0.06	0.93	0.37	0.07	0.23

Distributions to shareholders from net investment income	(0.09)		(0.21)	(0.47)	(0.11)	—	(0.09)

Net asset value, end of period	$10.66		$10.51	$10.66	$10.20	$9.94	$9.87

Total return(b)	2.37%		0.49%	9.43%	3.72%	0.71%	2.39%

Net assets, end of period (in 000s)	$25,425		$21,588	$6,105	$1,681	$25,673	$23,583

Ratio of net expenses to average net assets(c)	0.71	%(d)	0.68%	0.69%	0.73%	0.74%	0.69%

Ratio of total expenses to average net assets(c)	0.77	%(d)	0.77%	0.78%	0.78%	0.79%	0.76%

Ratio of net investment income (loss) to average net assets	3.07	%(d)	0.47%	(0.15)%	1.08%	2.17%	1.20%

Portfolio turnover rate(e)	66%		61%	60%	70%	46%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Tilt Overlay Fund
	Class R6 Shares

	Six Months Ended February 28, 2023 (Unaudited)
			Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$10.17		$10.33	$9.91	$9.67	$9.87	$9.81

Net investment income (loss)(b)	0.16		0.02	(0.01)	0.07	0.26	0.11

Net realized and unrealized gain (loss)	0.08		0.03	0.92	0.28	(0.20)	(0.05)

Total from investment operations	0.24		0.05	0.91	0.35	0.06	0.06

Distributions to shareholders from net investment income	(0.09)		(0.21)	(0.49)	(0.11)	(0.26)	—

Net asset value, end of period	$10.32		$10.17	$10.33	$9.91	$9.67	$9.87

Total return(c)	2.35%		0.49%	9.48%	3.80%	0.58%	0.61%

Net assets, end of period (in 000s)	$570,860		$573,866	$1,054,147	$736,643	$714,633	$343,370

Ratio of net expenses to average net assets(d)	0.70	%(e)	0.67%	0.69%	0.72%	0.73%	0.69	%(e)

Ratio of total expenses to average net assets(d)	0.76	%(e)	0.76%	0.77%	0.78%	0.78%	0.76	%(e)

Ratio of net investment income (loss) to average net assets	3.06	%(e)	0.23%	(0.09)%	0.73%	2.65%	1.77	%(e)

Portfolio turnover rate(f)	66%		61%	60%	70%	46%	41%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Tilt Overlay Fund

	Class P Shares

	Six Months Ended February 28, 2023 (Unaudited)
			Year Ended August 31,				Period Ended August 31, 2018(a)
			2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$10.17		$10.33	$9.91	$9.66	$9.87	$9.76

Net investment income (loss)(b)	0.16		0.04	(0.01)	0.08	0.20	0.14

Net realized and unrealized gain (loss)	0.08		0.01	0.92	0.28	(0.15)	(0.03)

Total from investment operations	0.24		0.05	0.91	0.36	0.05	0.11

Distributions to shareholders from net investment income	(0.09)		(0.21)	(0.49)	(0.11)	(0.26)	—

Net asset value, end of period	$10.32		$10.17	$10.33	$9.91	$9.66	$9.87

Total return(c)	2.36%		0.49%	9.47%	3.79%	0.59%	1.13%

Net assets, end of period (in 000s)	$4,043,861		$3,951,830	$3,037,227	$2,291,061	$3,190,855	$4,045,246

Ratio of net expenses to average net assets(d)	0.70	%(e)	0.67%	0.69%	0.72%	0.72%	0.71	%(e)

Ratio of total expenses to average net assets(d)	0.76	%(e)	0.76%	0.77%	0.78%	0.78%	0.77	%(e)

Ratio of net investment income (loss) to average net assets	3.07	%(e)	0.37%	(0.08)%	0.78%	2.07%	3.80	%(e)

Portfolio turnover rate(f)	66%		61%	60%	70%	46%	41%

(a)	Class P Shares commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements February 28, 2023 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Global Managed Beta	Institutional	Diversified

Strategic Factor Allocation	Institutional, R6 and P	Diversified

Strategic Volatility Premium	Institutional and P	Diversified

Tactical Tilt Overlay	Institutional, R6 and P	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to each of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds pursuant to management agreements (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Basis of Consolidation for Goldman Sachs Tactical Tilt Overlay Fund — The Cayman Commodity – TTIF, LLC. (the “Subsidiary”), a Cayman Islands exempted company is currently a wholly-owned subsidiary of the Tactical Tilt Overlay Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of February 28, 2023, the Fund’s net assets were $4,640,145,953, of which, $529,039,501, or 11.4%, represented the Subsidiary’s net assets.

B.  Investment Valuation — Each Fund’s valuation policy is to value investments at fair value.

C.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. For the Global Managed Beta Fund, these reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statement of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from a Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

56

GOLDMAN SACHS ALLOCATION FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities and Consolidated Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

D.  Class Allocations and Expenses for Tactical Tilt Overlay Fund, Strategic Factor Allocation Fund and Strategic Volatility Premium Fund — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Transfer Agency fees.

E.  Expenses for Global Managed Beta Fund — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

F.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Tactical Tilt Overlay Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statements of Assets and Liabilities and Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

G.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations and Consolidated Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

57

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) February 28, 2023 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The Level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedure.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or

58

GOLDMAN SACHS ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities and Consolidated Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules and Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

59

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) February 28, 2023 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B.   Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

60

GOLDMAN SACHS ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of February 28, 2023:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$356,665	$15,616,138	$—

Australia and Oceania	29,651	4,906,722	—

Europe	6,355,476	37,455,476	—

North America	124,696,555	57,127	592

Preferred Stocks	—	263,989	—

Rights	—	574	—

Exchange Traded Funds	1,436,773,051	—	—

Investment Company	173,203,415	—	—

Total	$1,741,414,813	$58,300,026	$592

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$3,153,214	$—

Futures Contracts(b)	7,378,546	—	—

Purchased Option Contracts	7,431,538	1,180,675	—

Total	$14,810,084	$4,333,889	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(44,977)	$—

Futures Contracts(b)	(758,591)	—	—

Written Option Contracts	—	(2,548,357)	—

Total	$(758,591)	$(2,593,334)	$—

(a)  Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)  Amount shown represents unrealized gain (loss) at period end.

STRATEGIC FACTOR ALLOCATION

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Company	$1,643,942,070	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,828,533	$—

Futures Contracts(a)	6,165,517	—	—

Purchased Option Contracts	300,456	—	—

Total	$6,465,973	$1,828,533	$—

61

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Notes to Financial Statements (continued) February 28, 2023 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

STRATEGIC FACTOR ALLOCATION (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,134,650)	$—

Futures Contracts(a)	(553,335)	—	—

Written Option Contracts	(4,191,744)	—	—

Total	$(4,745,079)	$(1,134,650)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

STRATEGIC VOLATILITY PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Company	$389,920,263	$—	$—

Derivative Type

Assets

Purchased Option Contracts	$67,968	$—	$—

Liabilities

Futures Contracts(a)	$(1,219,884)	$—	$—

Written Option Contracts	(96,825)	—	—

Total	$(1,316,709)	$—	$—

(a) Amount shown represents unrealized gain (loss) at period end.

TACTICAL TILT OVERLAY

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Agency Debentures	$—	$158,946,333	$—

U.S. Treasury Obligations	114,885,149	—	—

Securities Lending Reinvestment Vehicle	4,109,395	—	—

Exchange Traded Funds	111,219,122	—	—

Investment Companies	1,506,569,771	—	—

Short-term Investments	—	2,657,078,705	—

Total	$1,736,783,437	$2,816,025,038	$—

Derivative Type

Assets

Futures Contracts(a)	$402,003	$—	$—

Purchased Option Contracts	—	11,655,148	—

Total	$402,003	$11,655,148	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TACTICAL TILT OVERLAY (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Futures Contracts(a)	$(4,174,008)	$—	$—

Written Option Contracts	—	(5,755,096)	—

Total	$(4,174,008)	$(5,755,096)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules and Consolidated Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2023. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Global Managed Beta

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	$4,333,889		Payable for unrealized loss on forward foreign currency exchange contracts	$(44,977)

Equity	Variation margin on futures contracts	7,378,546	(a)	Variation margin on futures contracts; Written options, at value	(3,306,948	)(a)

Interest rate	Purchased options, at value	7,431,538		—	—

Total		$19,143,973			$(3,351,925)

Strategic Factor Allocation

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$1,828,533		Payable for unrealized loss on forward foreign currency exchange contracts	$(1,134,650)

Equity	Variation margin on futures contracts; Purchased options, at value	4,630,113	(a)	Written options, at value	(398,126)

Interest rate	Variation margin on futures contracts	1,835,860	(a)	Variation margin on futures contracts; Written options, at value	(4,346,953	)(a)

Total		$8,294,506			$(5,879,729)

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Notes to Financial Statements (continued) February 28, 2023 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Strategic Volatility Premium

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Equity	Purchased options, at value	$67,968		Variation margin on futures contracts; Written options, at value	$(160,601	)(a)

Interest rate	—	—		Variation margin on futures contracts	(1,156,108	)(a)

Total		$67,968			$(1,316,709)

Tactical Tilt Overlay

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Currency	Purchased options, at value	$4,893,634		Written options, at value	$(4,893,634)

Equity	Variation margin on futures contracts; Purchased options, at value	7,163,516	(a)	Written options, at value	(861,462)

Interest rate		—		Variation margin on futures contracts	(4,174,008	)(a)

Total		$12,057,150			$(9,929,104)

(a)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules and Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements and Consolidated Statement of Assets and Liabilities.

The following tables set forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2023. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements and Consolidated Statement of Operations:

Global Managed Beta

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts and purchased options/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased and written options	$ 15,496,442	$(20,477,788)

Equity	Net realized gain (loss) from futures contracts, purchased and written options/ Net change in unrealized gain (loss) on futures contracts and written options	2,569,953	8,859,054

Interest rate	Net realized gain (loss) from purchased options/Net change in unrealized gain (loss) on purchased options	(11,589,218)	(3,501,280)

Total		$ 6,477,177	$(15,120,014)

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4. INVESTMENTS IN DERIVATIVES (continued)

Strategic Factor Allocation

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$ (2,280,124)	$(1,699,280)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	9,842,626	2,634,457

Interest rate	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	(68,334,121)	7,477,674

Total		$(60,771,619)	$8,412,851

Strategic Volatility Premium

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	$ 5,420,120	$43,295

Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(15,623,947)	(113,146)

Total		$(10,203,827)	$(69,851)

Tactical Tilt Overlay

Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Commodity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on written options contracts	$ 25,469,994	$(6,847,660)

Currency	Net realized gain (loss) from purchased options and written options/Net change in unrealized gain (loss) on purchased options and written options	(2,267,780)	(1,197,801)

Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	104,293,564	(24,665,049)

Interest rate	Net realized gain (loss) from futures contract, purchased options and written options /Net change in unrealized gain (loss) on futures contracts, purchased options and written options	(86,634,498)	8,165,294

Total		$ 40,861,280	$(24,545,216)

65

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Notes to Financial Statements (continued) February 28, 2023 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended February 28, 2023, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures contracts	Forward contracts	Purchased Options	Written Options

Global Managed Beta	2,384	$382,441,068	3,980,585,372	35,702,734

Strategic Factor Allocation	15,476	444,106,251	8,749	12,757

Strategic Volatility Premium	2,948	—	2,576	2,363

Tactical Tilt Overlay	16,568	—	96,890,013	77,403,513

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, shares/units outstanding purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the six months ended February 28, 2023.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages each Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Funds’ average daily net assets.

For the six months ended February 28, 2023, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate*^

Global Managed Beta	0.30%	0.30%	0.30%	0.30%	0.30%	0.24%

Strategic Factor Allocation	0.75	0.68	0.64	0.62	0.75	0.63

Strategic Volatility Premium	0.50	0.45	0.43	0.42	0.50	0.27

Tactical Tilt Overlay	0.75	0.68	0.64	0.62	0.71	0.67(a)

*

GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to any management fee it earns as an investment adviser to any of the affiliated funds in which the Fund invests through at least December 29, 2023. Prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreements as defined below after waivers.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.40% as an annual percentage rate of the Strategic Volatility Premium Fund’s average daily net assets. This arrangement will remain in effect at least through December 29, 2023. For the six months ended February 28, 2023, GSAM waived $238,615 of the Strategic Volatility Premium Fund’s management fee.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”). The Global Managed Beta Fund invests in each of the Goldman Sachs ActiveBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF and the Goldman Sachs MarketBeta US Equity ETF, and the Tactical Tilt Overlay Fund invests in each of the Goldman Sachs Energy Infrastructure Fund and the Goldman Sachs High Yield Floating Rate Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest, except those management fees it earns from the Funds’ investment of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 28, 2023, GSAM waived $524,985, $1,197,530, $300,596 and $1,332,706 of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds’ management fees, respectively.

GSAM also provides management services to the Tactical Tilt Overlay Fund’s Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Tactical Tilt Overlay Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the six months ended February 28, 2023, GSAM waived $1,046,743 of the Tactical Tilt Overlay Fund’s management fee.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates of 0.04% of the average daily net assets of Institutional Shares for the Tactical Tilt Overlay Fund, Strategic Factor Allocation Fund and Strategic Volatility Premium Fund, 0.02% of the average daily net assets of Institutional Shares for the Global Managed Beta Fund and 0.03% of the average daily net assets of Class R6 Shares and Class P Shares for the Tactical Tilt Overlay Fund and Strategic Factor Allocation Fund and 0.03% of the average daily net assets of Class P Shares for the Strategic Volatility Premium Fund.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Funds. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds are 0.204%, 0.164%, 0.064% and 0.164%, respectively. These Other Expense limitations will remain in place through at least December 29, 2023 and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2023, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Global Managed Beta	$147,913	$377,072	$524,985

Strategic Factor Allocation	1,197,530	—	1,197,530

Strategic Volatility Premium	539,211	—	539,211

Tactical Tilt Overlay	2,379,449	34,145	2,413,594

D.  Line of Credit Facility — As of February 28, 2023, the Funds participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to

67

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Notes to Financial Statements (continued) February 28, 2023 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2023, the Funds did not have any borrowings under the facility.

E.  Other Transactions with Affiliates — For the six months ended February 28, 2023, Goldman Sachs earned $83,745 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Tactical Tilt Overlay Fund.

As of February 28, 2023, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Institutional	Class R6

Strategic Factor Allocation	—%	100%

Strategic Volatility Premium	16	—

The table below shows the transactions in and earnings from investments in the Underlying Funds for the six months ended February 28, 2023:

Global Managed Beta

Underlying Fund	Market Value as of 8/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change In Unrealized Gain/(Loss)	Market Value as of 2/28/23	Shares as of 2/28/23	Dividend Income

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$21,768,087	$—	$—	$—	$(74,984)	$21,693,103	749,848	$186,750

Goldman Sachs Financial Square Government Fund — Institutional Shares	175,934,056	555,409,871	(558,140,512)	—	—	173,203,415	173,203,415	3,299,470

Goldman Sachs Market Beta International Equity ETF	214,490,911	45,752,604	—	—	26,607,297	286,850,812	5,802,785	1,515,577

Goldman Sachs MarketBeta U.S. Equity ETF	292,505,095	33,613,694	(39,685,981)	(837,247)	(379,873)	285,215,688	5,281,772	2,396,405

Total	$704,698,149	$634,776,169	$(597,826,493)	$(837,247)	$26,152,440	$766,963,018		$7,398,202

Strategic Factor Allocation

Underlying Fund	Market Value as of 8/31/22	Purchases at Cost	Proceeds from Sales	Market Value as of 2/28/23	Shares as of 2/28/23	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$1,564,632,614	$3,123,170,490	$(3,043,861,034)	$1,643,942,070	1,643,942,070	$26,927,293

Strategic Volatility Premium

Underlying Fund	Market Value as of 8/31/22	Purchases at Cost	Proceeds from Sales	Market Value as of 2/28/23	Shares as of 2/28/23	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$343,787,202	$655,132,564	$(608,999,503)	$389,920,263	389,920,263	$6,735,384

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GOLDMAN SACHS ALLOCATION FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Tactical Tilt Overlay

Underlying Fund	Market Value as of 8/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change In Unrealized Gain/(Loss)	Market Value as of 2/28/23	Shares as of 2/28/23	Dividend Income	Capital Gain Distributions

Goldman Sachs Energy Infrastructure Fund — Class R6	$72,443,922	$3,324,171	$—	$—	$(2,981,932)	$72,786,161	6,815,184	$1,319,887	$2,004,284

Goldman Sachs Financial Square Government Fund — Institutional Shares	1,918,580,927	2,062,050,094	(2,546,981,937)	—	—	1,433,649,084	1,433,649,084	29,123,434	—

Goldman Sachs High Yield Floating Rate Fund — Class R6	109,638,212	131,977	(109,147,112)	(3,310,092)	2,821,541	134,526	15,252	131,977	—

Total	$2,100,663,061	$2,065,506,242	$(2,656,129,049)	$(3,310,092)	$(160,391)	$1,506,569,771		$30,575,298	$2,004,284

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2023, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities

Global Managed Beta	$—	$344,268,203	$—	$147,903,721

Tactical Tilt Overlay	151,575,271	137,175,817	29,700,552	470,499,097

For the six months ended February 28, 2023, there were no purchases and proceeds from sales and maturities of long-term securities for the Strategic Factor Allocation and Strategic Volatility Premium Funds.

7. SECURITIES LENDING

The Global Managed Beta Fund and Tactical Tilt Overlay Fund may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement and/or Consolidated Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

69

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Notes to Financial Statements (continued) February 28, 2023 (Unaudited)

7. SECURITIES LENDING (continued)

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2023, are disclosed as “Payable upon return of securities loaned” on the Statement and Consolidated Statement of Assets and Liabilities, where applicable.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Fund’s for the six months ended February 28, 2023, are reported under Investment Income on the Statements and Consolidated Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2023.

Fund	Beginning Value as of August 31, 2022	Purchases at cost	Proceeds from Sales	Ending Value as of February 28, 2023	Shares as of February 28, 2023

Global Managed Beta	$70,746,676	$826,140,209	$(896,886,885)	$—	—

Tactical Tilt Overlay	49,625,697	313,210,394	(358,726,696)	4,109,395	—

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2022, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Global Managed Beta	Strategic Factor Allocation	Strategic Volatility Premium	Tactical Tilt Overlay

Capital loss carryforwards:

Perpetual Short-Term	$ —	$—	$ (724,596)	$(142,071,293)

Perpetual Long-Term	—	—	(1,086,895)	(37,626,675)

Total capital loss carryforwards	—	—	(1,811,491)	(179,697,968)

Timing differences (Post October Capital Loss Deferral/Late¬Year Ordinary Loss Deferral and Straddle Loss Deferral)	$(77,001,603)	$(197,885,271)	$(18,686,499)	$(52,562,395)

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GOLDMAN SACHS ALLOCATION FUNDS

8. TAX INFORMATION (continued)

As of February 28, 2023, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Global Managed Beta	Strategic Factor Allocation	Strategic Volatility Premium	Tactical Tilt Overlay

Tax Cost	$1,567,438,251	$1,641,188,182	$388,982,306	$4,532,907,900

Gross unrealized gain	281,910,766	2,753,888	937,957	41,894,779

Gross unrealized loss	(49,633,586)	—	—	(21,994,204)

Net unrealized gains	$232,277,180	$2,753,888	$ 937,957	$19,900,575

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of swap transactions, partnership investments, and passive foreign investment company investments.

GSAM has reviewed each Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in each Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund or a bank or other financial institution that has entered into a repurchase agreement with a Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

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Notes to Financial Statements (continued) February 28, 2023 (Unaudited)

9. OTHER RISKS (continued)

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, a Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

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9. OTHER RISKS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund . A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, each Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by a Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds Risk — The investments of a Fund may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. A Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Fund is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If a Fund has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund or an Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund or an Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund or an Underlying Fund are forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s or an Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s or an Underlying Fund’s investments in securities of

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Notes to Financial Statements (continued) February 28, 2023 (Unaudited)

9. OTHER RISKS (continued)

issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s or an Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), a Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then a Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Tax Risk — The Tactical Tilt Overlay Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Tactical Tilt Overlay Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that, would generally treat the Tactical Tilt Overlay Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Tactical Tilt Overlay Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Tactical Tilt Overlay Fund has limited its investments in commodity index-linked structured notes. The Tactical Tilt Overlay Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Tactical Tilt Overlay Fund’s income from such investments was not “qualifying income,” in which case the Tactical Tilt Overlay Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Tactical Tilt Overlay Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Tactical Tilt Overlay Fund shareholders.

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10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements and Consolidated Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Global Managed Beta Fund

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2022

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	26,285,971	$328,892,347	38,515,995	$538,309,195

Reinvestment of distributions	8,323,216	99,961,817	11,856,265	184,192,220

Shares redeemed	(12,420,508)	(155,577,214)	(56,511,209)	(827,610,016)

	22,188,679	273,276,950	—	—

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Notes to Financial Statements (continued) February 28, 2023 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Factor Allocation Fund

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2022

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	274,798	$2,849,996	1,000,972	$11,079,050

Reinvestment of distributions	27,194	275,278	42,401	485,488

Shares redeemed	(128,818)	(1,319,532)	(168,005)	(1,840,322)

	173,174	1,805,742	875,368	9,724,216

Class R6 Shares

Reinvestment of distributions	25	249	149	1,686

	25	249	149	1,686

Class P Shares

Shares sold	57,483,742	586,668,391	45,788,073	516,512,005

Reinvestment of distributions	3,995,736	39,916,205	26,787,359	302,965,029

Shares redeemed	(56,360,853)	(568,768,806)	(56,643,865)	(625,312,339)

	5,118,625	57,815,790	15,931,567	194,164,695

NET INCREASE	5,291,824	$59,621,781	16,807,084	$203,890,597

	Strategic Volatility Premium Fund

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2022

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	10,495	$100,361	18,657	$186,077

Reinvestment of distributions	245	2,343	136	1,365

Shares redeemed	(10,984)	(105,379)	(21,718)	(217,081)

	(244)	(2,675)	(2,925)	(29,639)

Class P Shares

Shares sold	13,729,409	131,744,649	41,107,256	405,145,397

Reinvestment of distributions	386,903	3,702,660	176,886	1,774,163

Shares redeemed	(17,241,744)	(164,999,164)	(30,146,098)	(295,691,396)

	(3,125,432)	(29,551,855)	11,138,044	111,228,164

NET INCREASE (DECREASE)	(3,125,676)	$(29,554,530)	11,135,119	$111,198,525

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Tactical Tilt Overlay Fund

	For the Six Months Ended February 28, 2023 (Unaudited)		For the Fiscal Year Ended August 31, 2022

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	691,478	$7,317,432	1,782,056	$18,966,440

Reinvestment of distributions	17,716	188,140	21,277	225,531

Shares redeemed	(379,775)	(4,028,174)	(320,989)	(3,385,774)

	329,419	3,477,398	1,482,344	15,806,197

Class R6 Shares

Shares sold	4,883,055	50,265,000	20,556,236	212,873,814

Reinvestment of distributions	457,567	4,703,786	2,340,151	24,009,953

Shares redeemed	(6,453,446)	(65,133,268)	(68,573,658)	(707,568,184)

	(1,112,824)	(10,164,482)	(45,677,271)	(470,684,417)

Class P Shares

Shares sold	36,040,501	369,716,848	128,768,013	1,327,422,264

Reinvestment of distributions	3,422,970	35,188,129	6,897,814	70,771,569

Shares redeemed	(36,184,535)	(369,926,050)	(41,268,081)	(421,973,975)

	3,278,936	34,978,927	94,397,746	976,219,858

NET INCREASE	2,495,531	$28,291,843	50,202,819	$521,341,638

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Fund Expenses — Six Month Period Ended February 28, 2023 (Unaudited)

As a shareholder of Institutional, Class R6 and Class P Shares of the Fund you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional, Class R6 and Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 01, 2022 through February 28, 2023, which represents a period of 181 days of a 365-day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Global Managed Beta Fund				Strategic Factor Allocation Fund				Strategic Volatility Premium Fund				Tactical Tilt Overlay Fund
Share Class	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/23*	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/23*	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/23*	Beginning Account Value 9/1/22	Ending Account Value 2/28/23		Expenses Paid for the 6 months ended 2/28/23*

Institutional

Actual	$1,000.00	$1,028.40		$1.48	$1,000.00	$ 991.00		$3.43	$1,000.00	$ 993.00		$1.84	$1,000.00	$1,023.70		$3.56

Hypothetical 5% return	1,000.00	1,023.30	+	1.48	1,000.00	1,021.30	+	3.48	1,000.00	1,022.90	+	1.87	1,000.00	1,021.30	+	3.55

Class R6

Actual	—	—		—	1,000.00	990.90		3.27	—	—		—	1,000.00	1,023.50		3.51

Hypothetical 5% return	—	—		—	1,000.00	1,021.50	+	3.32	—	—		—	1,000.00	1,021.30	+	3.50

Class P

Actual	—	—		—	1,000.00	990.90		3.38	1,000.00	993.00		1.80	1,000.00	1,023.60		3.51

Hypothetical 5% return	—	—		—	1,000.00	1,021.40	+	3.43	1,000.00	1,023.00	+	1.83	1,000.00	1,021.30	+	3.50

*

Expenses are calculated using each Fund’s annualized net expense ratio (excluding proxy fees) for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Institutional	Class R6	Class P
Global Managed Beta	0.29%	—%	—%
Strategic Factor Allocation	0.69	0.66	0.68
Strategic Volatility Premium	0.37	—	0.36
Tactical Tilt Overlay	0.71	0.70	0.70

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratio (excluding proxy fee which is not annualized) and an assumed rate of return of 5% per year before expenses.
+	Hypothetical expenses are based on each Fund’s actual annualized net expenses ratios and an assumed rate of return of 5% per year before expenses.

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Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 14-15, 2023, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the impact of local holidays in non-U.S. jurisdictions; and (4) the impact of geopolitical, market and economic developments and events on liquidity and liquidity risk. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

79

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.30 trillion in assets under supervision as of December 31, 2022, Goldman Sachs Asset Management (‘‘GSAM’’) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	GQG Partners International Opportunities Fund

[1]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[2]

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[3]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Dwight L. Bush Joseph F. DiMaria, Principal Financial Officer, Principal Kathryn A. Cassidy Accounting Officer and Treasurer John G. Chou Caroline L. Kraus, Secretary Joaquin Delgado Eileen H. Dowling James A. McNamara Paul C. Wirth GOLDMAN SACHS & CO. LLC GOLDMAN SACHS ASSET MANAGEMENT, L.P. Distributor and Transfer Agent Investment Adviser Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affectthe performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (’’SEC’’) web site at http://www.sec.gov. The website links provided are for your convenience only and are not an endorsement or recommendation by GSAM of any of these websites or the products or services offered. GSAM is not responsible for the accuracy and validity of the content of these websites. The Fund will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550 (for Institutional Shareholders). Fund holdings and allocations shown are as of February 28, 2023 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. Diversification does not protect an investor from market risk and does not ensure a profit. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550 © 2023 Goldman Sachs. All rights reserved. 315579-OTU-1783275 ALLOCATESAR-23

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	May 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	May 3 2023

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	May 3, 2023